As filed with the Securities and Exchange Commission on April 20, 2017
File No. 333-34998
811-08580
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 22	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 302	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2017 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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PART A

HARTFORD SELECT LEADERS
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P O BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-4397 (Account Executives)
www.thehartford.com/annuities

The variable annuity product described in this prospectus is no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance.
The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Investments, MFS Investment Management, Morgan Stanley Select Dimensions Investment Series and The Universal Institutional Funds, Inc.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017

3

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Account.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

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Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Account: Part of our General Account, where you may allocate all or a portion of your Contract Value. This may be referred to as your Fixed Accumulation Feature herein.
Fixed Accumulation Feature: Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Account.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.

5

Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
The Hartford’s Principal First: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.50%
Optional Charges (as a percentage of average daily Sub-Account Value)
The Hartford’s Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.60%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

This table shows the minimum and maximum total annual fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.54%	1.77%

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EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%. The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,115
3 years	$1,986
5 years	$2,767
10 years	$4,824

(2)	If you annuitize at the end of the applicable time period:

1 year	$371
3 years	$1,330
5 years	$2,292
10 years	$4,716

(3)	If you do not Surrender your Contract:

1 year	$478
3 years	$1,437
5 years	$2,400
10 years	$4,824

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?”. Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount
✓	Premium Payments or earnings that have been in your Contract for more than seven years
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life expectancy
✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.35% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Optional Death Benefit Charge — If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•
Earnings Protection Benefit Charge — If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

If you elect the Deferral Option, then upon the original Annuity Commencement Date, the Hartford’s Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be

9

assessed.
Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

✓	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.
✓	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Account according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•	Your Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

✓	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
✓	The Contract Value of your Contract;
✓	Your Maximum Anniversary Value; or
✓	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract
If you elected the Optional Death Benefit, you cannot cancel it.

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Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automation Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally

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incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Hartford, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.
The Portfolios
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at

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the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2016, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment

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Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2016, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2016, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $53.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Account
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
If you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Account until further notice .
Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We

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receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Account on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Account interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Account in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Account, our expenses associated with offering this feature are factored into the Fixed Account.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.

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How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

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We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

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The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

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•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

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These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

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In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Account Feature Transfer Restrictions — Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

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30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.

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We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney — You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%

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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
• Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.
• We will then Surrender the Premium Payments that have been in the Contract the longest.
• That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.
• The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.
• Your Contingent Deferred Sales Charge is $435.
If you have any questions about these charges, please contact your Registered Representative or Hartford.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

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Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

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Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

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Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

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For The Hartford’s Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

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Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.35% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

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Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
The Hartford’s Principal First Charge
The Hartford’s Principal First is closed to new investors and post-issue election. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue

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to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount.
Optional Death Benefit Charge
If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, the Hartford’s Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford’s Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford’s Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford’s Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.
If you elected The Hartford’s Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford’s Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford’s Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford’s Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

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If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford’s Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford’s Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up,” you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

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Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have The Hartford’s Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford’s Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford’s Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.”
Death Benefit
What is the Death Benefit and how is it calculated?
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Full Surrenders after the Annuity Commencement Date - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Hartford will deduct any applicable Contingent Deferred Sales Charges.

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
Optional Death Benefit — You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

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Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

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We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
Hartford would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• Plus Premium Payments made since that date ($0),
• Minus Premium Payments made in the 12 months prior to death ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

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•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death

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Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your Account Executive or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the

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Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

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We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option (“Deferral Option”)
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by The Hartford;

•	We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the

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Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

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We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•
The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

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The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety, and (ii) the charge for that benefit will no longer be assessed;

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The Hartford’s Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety; (ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under The Hartford’s Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

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There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date;

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On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation

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Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

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Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

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The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

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Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in The Hartford’s Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

•
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified

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Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

1.	When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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2.	Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

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The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, The Hartford’s Principal First Payout Option is not available.
Important Information:

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You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3.	How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.	What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5.	Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

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Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
Automatic Additions Program — Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment.
The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under

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this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program

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begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

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Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified

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Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification or any other type of investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2016. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries.
The Core and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a credit of 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition,

40

some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2016, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2016, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2016, Additional Payments did not in the aggregate exceed approximately $15.6 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $18,500.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Account Executive if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.

41

Telephone: 1-800-862-6668 (Contract Owners)
1-800-862-4397 (Account Executives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

42

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statement

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision .
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account

APP TAX-2

are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any

APP TAX-3

portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of

APP TAX-4

income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

APP TAX-5

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.

APP TAX-6

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not

APP TAX-7

submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.
Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

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The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional

APP TAX-9

IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under

APP TAX-10

certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such

APP TAX-11

participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter $18,000 for 2017. The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee).

APP TAX-12

The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

APP TAX-13

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made

APP TAX-14

from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — The Funds

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series I	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund - Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund - Series II	Seeks to provide reasonable current income and long-term growth of income and capital	Invesco Advisers, Inc.
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund - Series II	Seeks both capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. High Yield Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.

APP I-2

Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
MFS® Variable Insurance Trust
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
Morgan Stanley Select Dimensions Investment Series
Morgan Stanley - Mid Cap Growth Portfolio - Class Y	Seeks long-term capital growth	Morgan Stanley Investment Management Inc.
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class I‡ (formerly UIF Core Plus Fixed Income Portfolio)	Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class II (formerly UIF Core Plus Fixed Income Portfolio)	Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class I (formerly UIF Emerging Markets Debt Portfolio)	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I (formerly UIF Emerging Markets Equity Portfolio)	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc., Sub-advised by Morgan Stanley Investment Management Company
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise Portfolio)	Seeks long-term capital appreciation	Morgan Stanley Investment Management Inc., Sub-advised by Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure Portfolio)	Seeks both capital appreciation and current income	Morgan Stanley Investment Management Inc., Sub-advised by Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Morgan Stanley VIF Growth Portfolio - Class II (formerly UIF Growth Portfolio)	Seeks long-term capital appreciation by investing primarily in growth-oriented securities of large capitalization companies	Morgan Stanley Investment Management Inc.

APP I-3

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

‡	Closed to new investors as of 09/05/2013.

APP II-1

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.2	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

APP II-2

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.
Hartford Life Insurance Company

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.397	$16.514	$16.385	$12.875	$10.664	$11.881	$10.793	$7.699	$12.685	$11.212
Accumulation Unit Value at end of period	$17.244	$17.397	$16.514	$16.385	$12.875	$10.664	$11.881	$10.793	$7.699	$12.685
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	22	34	44	48	75	89	107	114
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.979	$14.376	$14.421	$11.458	$9.595	$10.808	$9.927	$7.159	$—	$—
Accumulation Unit Value at end of period	$14.685	$14.979	$14.376	$14.421	$11.458	$9.595	$10.808	$9.927	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	6	8	9	9	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.755	$18.988	$18.874	$14.936	$12.829	$16.107	$13.356	$8.406	$18.359	$15.348
Accumulation Unit Value at end of period	$18.863	$18.755	$18.988	$18.874	$14.936	$12.829	$16.107	$13.356	$8.406	$18.359
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	12	19	22	24	33	41	54	87
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.148	$16.529	$16.612	$13.291	$11.543	$14.652	$12.285	$7.817	$—	$—
Accumulation Unit Value at end of period	$16.064	$16.148	$16.529	$16.612	$13.291	$11.543	$14.652	$12.285	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	—	—

APP V-2

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.492	$14.716	$13.767	$10.742	$9.249	$9.809	$8.390	$6.109	$11.068	$10.000
Accumulation Unit Value at end of period	$16.709	$15.492	$14.716	$13.767	$10.742	$9.249	$9.809	$8.390	$6.109	$11.068
Number of Accumulation Units outstanding at end of period (in thousands)	92	105	145	178	207	277	354	471	618	821
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.338	$12.811	$12.117	$9.559	$8.322	$8.923	$7.716	$5.681	$—	$—
Accumulation Unit Value at end of period	$14.229	$13.338	$12.811	$12.117	$9.559	$8.322	$8.923	$7.716	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	10	11	20	28	34	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.533	$20.545	$18.851	$14.334	$12.385	$12.807	$11.667	$9.024	$14.739	$14.244
Accumulation Unit Value at end of period	$22.558	$20.533	$20.545	$18.851	$14.334	$12.385	$12.807	$11.667	$9.024	$14.739
Number of Accumulation Units outstanding at end of period (in thousands)	74	84	88	117	147	178	217	312	374	471
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.679	$17.885	$16.592	$12.755	$11.143	$11.650	$10.731	$8.392	$—	$—
Accumulation Unit Value at end of period	$19.210	$17.679	$17.885	$16.592	$12.755	$11.143	$11.650	$10.731	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	5	6	7	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.132	$12.900	$13.451	$11.226	$9.665	$11.404	$10.795	$7.659	$13.434	$11.362
Accumulation Unit Value at end of period	$12.374	$12.132	$12.900	$13.451	$11.226	$9.665	$11.404	$10.795	$7.659	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	46	54	69	78	97	121	161	230	311	416
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.446	$11.229	$11.839	$9.990	$8.696	$10.374	$9.929	$7.122	$—	$—
Accumulation Unit Value at end of period	$10.537	$10.446	$11.229	$11.839	$9.990	$8.696	$10.374	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	6	6	14	14	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.338	$21.717	$20.580	$16.287	$14.472	$14.846	$13.553	$10.915	$17.617	$17.282
Accumulation Unit Value at end of period	$23.252	$20.338	$21.717	$20.580	$16.287	$14.472	$14.846	$13.553	$10.915	$17.617
Number of Accumulation Units outstanding at end of period (in thousands)	37	44	49	63	69	92	114	142	195	243
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.511	$18.905	$18.113	$14.494	$13.021	$13.505	$12.465	$10.150	$—	$—
Accumulation Unit Value at end of period	$19.801	$17.511	$18.905	$18.113	$14.494	$13.021	$13.505	$12.465	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	5	6	7	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.094	$12.612	$11.912	$8.753	$8.015	$8.549	$6.800	$4.808	$8.488	$7.745
Accumulation Unit Value at end of period	$12.411	$12.094	$12.612	$11.912	$8.753	$8.015	$8.549	$6.800	$4.808	$8.488
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	21	33	43	48	53	95	109	128

APP V-3

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.413	$10.979	$10.485	$7.789	$7.211	$7.777	$6.254	$4.471	$—	$—
Accumulation Unit Value at end of period	$10.568	$10.413	$10.979	$10.485	$7.789	$7.211	$7.777	$6.254	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	5	6	7	7	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.424	$21.511	$21.383	$20.968	$18.815	$18.584	$16.963	$13.654	$15.579	$14.890
Accumulation Unit Value at end of period	$21.780	$20.424	$21.511	$21.383	$20.968	$18.815	$18.584	$16.963	$13.654	$15.579
Number of Accumulation Units outstanding at end of period (in thousands)	30	40	42	62	67	78	106	130	142	394
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.586	$18.727	$18.821	$18.660	$16.929	$16.906	$15.602	$12.697	$—	$—
Accumulation Unit Value at end of period	$18.549	$17.586	$18.727	$18.821	$18.660	$16.929	$16.906	$15.602	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	10	12	12	—	—
Hartford U.S. Government Securities HLS Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.966	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.946	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.701	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.062	$22.349	$20.973	$15.229	$13.633	$14.784	$12.551	$7.692	$15.344	$13.354
Accumulation Unit Value at end of period	$23.177	$23.062	$22.349	$20.973	$15.229	$13.633	$14.784	$12.551	$7.692	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.082	$19.677	$18.670	$13.706	$12.405	$13.601	$11.675	$7.234	$—	$—
Accumulation Unit Value at end of period	$19.961	$20.082	$19.677	$18.670	$13.706	$12.405	$13.601	$11.675	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	3	3	3	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.479	$23.993	$22.192	$16.778	$14.519	$14.603	$12.127	$8.843	$15.289	$14.391
Accumulation Unit Value at end of period	$24.438	$21.479	$23.993	$22.192	$16.778	$14.519	$14.603	$12.127	$8.843	$15.289
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	20	22	29	34	44	55	70	113
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.828	$29.171	$27.279	$20.852	$18.243	$18.553	$15.577	$11.484	$—	$—
Accumulation Unit Value at end of period	$29.064	$25.828	$29.171	$27.279	$20.852	$18.243	$18.553	$15.577	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	3	—	—

APP V-4

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Comstock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.340	$24.176	$22.494	$16.832	$14.367	$14.899	$13.072	$10.334	$16.340	$16.982
Accumulation Unit Value at end of period	$25.746	$22.340	$24.176	$22.494	$16.832	$14.367	$14.899	$13.072	$10.334	$16.340
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	7	6	6	10	15	17	25	47
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.454	$21.285	$20.023	$15.149	$13.073	$13.707	$12.159	$9.719	$—	$—
Accumulation Unit Value at end of period	$22.174	$19.454	$21.285	$20.023	$15.149	$13.073	$13.707	$12.159	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	5	6	6	9	—	—
Invesco V.I. Diversified Dividend Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.165	$16.116	$14.537	$11.285	$9.678	$10.613	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.239	$16.165	$16.116	$14.537	$11.285	$9.678	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	30	31	47	54	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.335	$15.458	$14.098	$11.065	$9.594	$10.598	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.113	$15.335	$15.458	$14.098	$11.065	$9.594	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Equally-Weighted S&P 500 Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.131	$27.324	$24.414	$18.342	$15.939	$16.287	$13.642	$9.564	$16.234	$16.279
Accumulation Unit Value at end of period	$29.330	$26.131	$27.324	$24.414	$18.342	$15.939	$16.287	$13.642	$9.564	$16.234
Number of Accumulation Units outstanding at end of period (in thousands)	28	52	53	60	67	75	93	101	131	200
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.498	$23.787	$21.488	$16.322	$14.340	$14.816	$12.547	$8.894	$—	$—
Accumulation Unit Value at end of period	$24.977	$22.498	$23.787	$21.488	$16.322	$14.340	$14.816	$12.547	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	4	5	7	7	—	—
Invesco V.I. Equity and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.038	$21.922	$20.460	$16.630	$15.021	$15.449	$13.998	$11.601	$15.230	$14.958
Accumulation Unit Value at end of period	$23.799	$21.038	$21.922	$20.460	$16.630	$15.021	$15.449	$13.998	$11.601	$15.230
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	22	26	33	40	3	3	3	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.320	$19.302	$18.213	$14.968	$13.668	$14.213	$13.021	$10.910	$—	$—
Accumulation Unit Value at end of period	$20.498	$18.320	$19.302	$18.213	$14.968	$13.668	$14.213	$13.021	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund (b)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.973	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.877	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—	—	—	—

APP V-5

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.953	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.785	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.989	$24.136	$22.280	$16.907	$15.009	$15.589	$14.105	$11.536	$17.275	$17.104
Accumulation Unit Value at end of period	$27.047	$22.989	$24.136	$22.280	$16.907	$15.009	$15.589	$14.105	$11.536	$17.275
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	10	12	20	30	41	47	61
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.794	$21.012	$19.611	$15.046	$13.505	$14.181	$12.973	$10.728	$—	$—
Accumulation Unit Value at end of period	$23.033	$19.794	$21.012	$19.611	$15.046	$13.505	$14.181	$12.973	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	4	6	6	—	—
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.309	$11.856	$11.830	$11.223	$9.723	$10.190	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.390	$11.309	$11.856	$11.830	$11.223	$9.723	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	11	11	14	19	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.729	$11.371	$11.473	$11.004	$9.638	$10.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.625	$10.729	$11.371	$11.473	$11.004	$9.638	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.933	$20.026	$18.876	$14.027	$12.756	$14.286	$11.394	$7.396	$14.122	$12.190
Accumulation Unit Value at end of period	$19.749	$19.933	$20.026	$18.876	$14.027	$12.756	$14.286	$11.394	$7.396	$14.122
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	2	2	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.517	$17.793	$16.957	$12.740	$11.713	$13.263	$10.695	$7.020	$—	$—
Accumulation Unit Value at end of period	$17.165	$17.517	$17.793	$16.957	$12.740	$11.713	$13.263	$10.695	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.182	$10.551	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.172	$10.182	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	—	—	—	—	—	—	—	—

APP V-6

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.080	$10.533	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.938	$10.080	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.266	$10.633	$9.907	$7.349	$6.355	$6.472	$5.696	$4.200	$6.813	$5.707
Accumulation Unit Value at end of period	$11.370	$11.266	$10.633	$9.907	$7.349	$6.355	$6.472	$5.696	$4.200	$6.813
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	20	20	33	41	42	48	49	69
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.700	$9.256	$8.720	$6.540	$5.718	$5.887	$5.239	$3.905	$—	$—
Accumulation Unit Value at end of period	$9.682	$9.700	$9.256	$8.720	$6.540	$5.718	$5.887	$5.239	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.381	$15.579	$14.247	$10.952	$9.328	$9.680	$8.845	$7.075	$10.733	$9.877
Accumulation Unit Value at end of period	$16.453	$15.381	$15.579	$14.247	$10.952	$9.328	$9.680	$8.845	$7.075	$10.733
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	10	14	16	17	19	20	23
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.243	$13.562	$12.539	$9.746	$8.392	$8.806	$8.135	$6.579	$—	$—
Accumulation Unit Value at end of period	$14.011	$13.243	$13.562	$12.539	$9.746	$8.392	$8.806	$8.135	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	4	4	—	—
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.146	$10.392	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.602	$10.146	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.044	$10.375	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.381	$10.044	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.340	$19.705	$18.436	$15.721	$14.344	$14.307	$13.211	$11.362	$14.813	$14.428
Accumulation Unit Value at end of period	$20.785	$19.340	$19.705	$18.436	$15.721	$14.344	$14.307	$13.211	$11.362	$14.813
Number of Accumulation Units outstanding at end of period (in thousands)	46	51	59	73	89	105	153	201	233	296

APP V-7

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.652	$17.154	$16.227	$13.990	$12.906	$13.015	$12.151	$10.566	$—	$—
Accumulation Unit Value at end of period	$17.700	$16.652	$17.154	$16.227	$13.990	$12.906	$13.015	$12.151	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	4	—	—
Morgan Stanley Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.509	$15.805	$15.919	$11.764	$11.033	$12.066	$9.247	$5.865	$11.493	$9.512
Accumulation Unit Value at end of period	$12.945	$14.509	$15.805	$15.919	$11.764	$11.033	$12.066	$9.247	$5.865	$11.493
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	11	14	15	22	29	43	48
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.492	$13.758	$14.011	$10.469	$9.927	$10.977	$8.504	$5.454	$—	$—
Accumulation Unit Value at end of period	$11.024	$12.492	$13.758	$14.011	$10.469	$9.927	$10.977	$8.504	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	2	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.678	$21.011	$23.205	$23.731	$21.242	$25.571	$22.029	$12.902	$27.642	$21.737
Accumulation Unit Value at end of period	$19.353	$16.678	$21.011	$23.205	$23.731	$21.242	$25.571	$22.029	$12.902	$27.642
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	3	3	4	13	28
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.359	$18.290	$20.425	$21.118	$19.112	$23.262	$20.261	$11.997	$—	$—
Accumulation Unit Value at end of period	$16.480	$14.359	$18.290	$20.425	$21.118	$19.112	$23.262	$20.261	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	2	2	5	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.838	$16.107	$16.824	$13.055	$10.946	$11.945	$11.290	$8.742	$15.386	$15.261
Accumulation Unit Value at end of period	$16.023	$14.838	$16.107	$16.824	$13.055	$10.946	$11.945	$11.290	$8.742	$15.386
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	22	25	35	36	49	56	85
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.775	$14.021	$14.808	$11.617	$9.848	$10.866	$10.384	$8.129	$—	$—
Accumulation Unit Value at end of period	$13.645	$12.775	$14.021	$14.808	$11.617	$9.848	$10.866	$10.384	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	4	4	5	5	—	—
UIF Core Plus Fixed Income Portfolio Cl I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.113	$16.463	$15.495	$15.779	$14.636	$14.063	$13.323	$12.335	$13.944	$13.423
Accumulation Unit Value at end of period	$16.843	$16.113	$16.463	$15.495	$15.779	$14.636	$14.063	$13.323	$12.335	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	26	38	58	61	106	152	187	168

APP V-8

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.155	$10.509	$10.028	$9.871	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.474	$10.155	$10.509	$10.028	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
UIF Emerging Market Debt Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.736	$26.420	$26.056	$28.986	$24.944	$23.657	$21.882	$17.059	$20.367	$19.407
Accumulation Unit Value at end of period	$28.029	$25.736	$26.420	$26.056	$28.986	$24.944	$23.657	$21.882	$17.059	$20.367
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	4	9	9	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.583	$26.553	$26.477	$29.780	$25.910	$24.845	$23.235	$18.314	$—	$—
Accumulation Unit Value at end of period	$27.557	$25.583	$26.553	$26.477	$29.780	$25.910	$24.845	$23.235	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
UIF Emerging Markets Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.614	$17.747	$18.862	$19.345	$16.371	$20.321	$17.331	$10.358	$24.241	$17.520
Accumulation Unit Value at end of period	$16.418	$15.614	$17.747	$18.862	$19.345	$16.371	$20.321	$17.331	$10.358	$24.241
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	10	12	15	23
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.341	$19.929	$21.415	$22.207	$19.000	$23.845	$20.561	$12.424	$—	$—
Accumulation Unit Value at end of period	$18.034	$17.341	$19.929	$21.415	$22.207	$19.000	$23.845	$20.561	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	—	—
UIF Global Franchise Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.258	$28.922	$28.092	$23.831	$20.928	$19.481	$17.340	$13.586	$19.408	$17.946
Accumulation Unit Value at end of period	$31.423	$30.258	$28.922	$28.092	$23.831	$20.928	$19.481	$17.340	$13.586	$19.408
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	5	5	3	4	3	16
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.349	$25.464	$25.007	$21.449	$19.044	$17.924	$16.130	$12.777	$—	$—
Accumulation Unit Value at end of period	$27.064	$26.349	$25.464	$25.007	$21.449	$19.044	$17.924	$16.130	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
UIF Global Infrastructure Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.718	$11.456	$10.699	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.006	$9.718	$11.456	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	26	—	—	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.562	$11.367	$10.677	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.737	$9.562	$11.367	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
UIF Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.101	$13.690	$13.100	$11.220	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.590	$15.101	$13.690	$13.100	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	68	71	82	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.689	$13.465	$13.026	$11.195	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.037	$14.689	$13.465	$13.026	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
UIF Small Company Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.093	$21.485	$25.320	$15.001	$13.276	$14.763	$11.841	$8.197	$13.969	$13.772
Accumulation Unit Value at end of period	$19.870	$19.093	$21.485	$25.320	$15.001	$13.276	$14.763	$11.841	$8.197	$13.969
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	3	3	9
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.778	$19.090	$22.746	$13.625	$12.191	$13.706	$11.115	$7.779	$—	$—
Accumulation Unit Value at end of period	$17.270	$16.778	$19.090	$22.746	$13.625	$12.191	$13.706	$11.115	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	4	5	—	—
(a) Inception date October 13, 2016.
(b) Inception date May 2, 2016.
Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.397	$16.514	$16.385	$12.875	$10.664	$11.881	$10.793	$7.699	$12.685	$11.212
Accumulation Unit Value at end of period	$17.244	$17.397	$16.514	$16.385	$12.875	$10.664	$11.881	$10.793	$7.699	$12.685
Number of Accumulation Units outstanding at end of period (in thousands)	140	158	190	218	261	336	429	509	657	1,133
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.979	$14.376	$14.421	$11.458	$9.595	$10.808	$9.927	$7.159	$—	$—
Accumulation Unit Value at end of period	$14.685	$14.979	$14.376	$14.421	$11.458	$9.595	$10.808	$9.927	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	30	37	40	45	65	81	93	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.755	$18.988	$18.874	$14.936	$12.829	$16.107	$13.356	$8.406	$18.359	$15.348

APP V-10

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Accumulation Unit Value at end of period	$18.863	$18.755	$18.988	$18.874	$14.936	$12.829	$16.107	$13.356	$8.406	$18.359
Number of Accumulation Units outstanding at end of period (in thousands)	52	59	75	102	120	144	181	229	284	361
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.148	$16.529	$16.612	$13.291	$11.543	$14.652	$12.285	$7.817	$—	$—
Accumulation Unit Value at end of period	$16.064	$16.148	$16.529	$16.612	$13.291	$11.543	$14.652	$12.285	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	24	25	27	31	39	55	77	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.492	$14.716	$13.767	$10.742	$9.249	$9.809	$8.390	$6.109	$11.068	$10.000
Accumulation Unit Value at end of period	$16.709	$15.492	$14.716	$13.767	$10.742	$9.249	$9.809	$8.390	$6.109	$11.068
Number of Accumulation Units outstanding at end of period (in thousands)	664	841	1,063	1,324	1,705	2,163	2,647	3,240	4,030	5,101
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.338	$12.811	$12.117	$9.559	$8.322	$8.923	$7.716	$5.681	$—	$—
Accumulation Unit Value at end of period	$14.229	$13.338	$12.811	$12.117	$9.559	$8.322	$8.923	$7.716	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	244	259	303	431	613	879	1,095	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.533	$20.545	$18.851	$14.334	$12.385	$12.807	$11.667	$9.024	$14.739	$14.244
Accumulation Unit Value at end of period	$22.558	$20.533	$20.545	$18.851	$14.334	$12.385	$12.807	$11.667	$9.024	$14.739
Number of Accumulation Units outstanding at end of period (in thousands)	542	667	840	1,015	1,302	1,599	1,921	2,371	2,947	3,902
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.679	$17.885	$16.592	$12.755	$11.143	$11.650	$10.731	$8.392	$—	$—
Accumulation Unit Value at end of period	$19.210	$17.679	$17.885	$16.592	$12.755	$11.143	$11.650	$10.731	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	136	146	170	250	354	434	579	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.132	$12.900	$13.451	$11.226	$9.665	$11.404	$10.795	$7.659	$13.434	$11.362
Accumulation Unit Value at end of period	$12.374	$12.132	$12.900	$13.451	$11.226	$9.665	$11.404	$10.795	$7.659	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	275	342	416	504	681	813	958	1,216	1,458	1,701
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.446	$11.229	$11.839	$9.990	$8.696	$10.374	$9.929	$7.122	$—	$—
Accumulation Unit Value at end of period	$10.537	$10.446	$11.229	$11.839	$9.990	$8.696	$10.374	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	80	83	95	126	201	312	410	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.338	$21.717	$20.580	$16.287	$14.472	$14.846	$13.553	$10.915	$17.617	$17.282
Accumulation Unit Value at end of period	$23.252	$20.338	$21.717	$20.580	$16.287	$14.472	$14.846	$13.553	$10.915	$17.617
Number of Accumulation Units outstanding at end of period (in thousands)	126	146	205	280	365	489	642	810	1,024	1,265

APP V-11

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.511	$18.905	$18.113	$14.494	$13.021	$13.505	$12.465	$10.150	$—	$—
Accumulation Unit Value at end of period	$19.801	$17.511	$18.905	$18.113	$14.494	$13.021	$13.505	$12.465	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	56	68	73	91	143	173	197	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.094	$12.612	$11.912	$8.753	$8.015	$8.549	$6.800	$4.808	$8.488	$7.745
Accumulation Unit Value at end of period	$12.411	$12.094	$12.612	$11.912	$8.753	$8.015	$8.549	$6.800	$4.808	$8.488
Number of Accumulation Units outstanding at end of period (in thousands)	94	112	149	184	234	293	354	419	518	1,057
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.413	$10.979	$10.485	$7.789	$7.211	$7.777	$6.254	$4.471	$—	$—
Accumulation Unit Value at end of period	$10.568	$10.413	$10.979	$10.485	$7.789	$7.211	$7.777	$6.254	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	30	46	39	51	78	108	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.424	$21.511	$21.383	$20.968	$18.815	$18.584	$16.963	$13.654	$15.579	$14.890
Accumulation Unit Value at end of period	$21.780	$20.424	$21.511	$21.383	$20.968	$18.815	$18.584	$16.963	$13.654	$15.579
Number of Accumulation Units outstanding at end of period (in thousands)	136	167	215	285	411	490	594	713	674	846
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.586	$18.727	$18.821	$18.660	$16.929	$16.906	$15.602	$12.697	$—	$—
Accumulation Unit Value at end of period	$18.549	$17.586	$18.727	$18.821	$18.660	$16.929	$16.906	$15.602	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	74	89	106	119	152	205	278	—	—
Hartford U.S. Government Securities HLS Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.966	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.946	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.701	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.062	$22.349	$20.973	$15.229	$13.633	$14.784	$12.551	$7.692	$15.344	$13.354
Accumulation Unit Value at end of period	$23.177	$23.062	$22.349	$20.973	$15.229	$13.633	$14.784	$12.551	$7.692	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	3	10	11	23	29	27	16	19
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.082	$19.677	$18.670	$13.706	$12.405	$13.601	$11.675	$7.234	$—	$—
Accumulation Unit Value at end of period	$19.961	$20.082	$19.677	$18.670	$13.706	$12.405	$13.601	$11.675	$—	$—

APP V-12

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	4	6	7	8	15	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.479	$23.993	$22.192	$16.778	$14.519	$14.603	$12.127	$8.843	$15.289	$14.391
Accumulation Unit Value at end of period	$24.438	$21.479	$23.993	$22.192	$16.778	$14.519	$14.603	$12.127	$8.843	$15.289
Number of Accumulation Units outstanding at end of period (in thousands)	79	94	103	138	177	211	270	319	396	465
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.828	$29.171	$27.279	$20.852	$18.243	$18.553	$15.577	$11.484	$—	$—
Accumulation Unit Value at end of period	$29.064	$25.828	$29.171	$27.279	$20.852	$18.243	$18.553	$15.577	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	12	14	17	22	39	56	—	—
Invesco V.I. Comstock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.340	$24.176	$22.494	$16.832	$14.367	$14.899	$13.072	$10.334	$16.340	$16.982
Accumulation Unit Value at end of period	$25.746	$22.340	$24.176	$22.494	$16.832	$14.367	$14.899	$13.072	$10.334	$16.340
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	71	93	150	191	224	264	304	385
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.454	$21.285	$20.023	$15.149	$13.073	$13.707	$12.159	$9.719	$—	$—
Accumulation Unit Value at end of period	$22.174	$19.454	$21.285	$20.023	$15.149	$13.073	$13.707	$12.159	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	62	69	98	147	199	253	—	—
Invesco V.I. Diversified Dividend Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.165	$16.116	$14.537	$11.285	$9.678	$10.613	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.239	$16.165	$16.116	$14.537	$11.285	$9.678	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	104	122	161	195	250	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.335	$15.458	$14.098	$11.065	$9.594	$10.598	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.113	$15.335	$15.458	$14.098	$11.065	$9.594	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	15	14	26	—	—	—	—
Invesco V.I. Equally-Weighted S&P 500 Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.131	$27.324	$24.414	$18.342	$15.939	$16.287	$13.642	$9.564	$16.234	$16.279
Accumulation Unit Value at end of period	$29.330	$26.131	$27.324	$24.414	$18.342	$15.939	$16.287	$13.642	$9.564	$16.234
Number of Accumulation Units outstanding at end of period (in thousands)	92	107	154	188	267	305	400	514	594	728
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.498	$23.787	$21.488	$16.322	$14.340	$14.816	$12.547	$8.894	$—	$—
Accumulation Unit Value at end of period	$24.977	$22.498	$23.787	$21.488	$16.322	$14.340	$14.816	$12.547	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	23	22	27	42	52	91	—	—

APP V-13

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Equity and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.038	$21.922	$20.460	$16.630	$15.021	$15.449	$13.998	$11.601	$15.230	$14.958
Accumulation Unit Value at end of period	$23.799	$21.038	$21.922	$20.460	$16.630	$15.021	$15.449	$13.998	$11.601	$15.230
Number of Accumulation Units outstanding at end of period (in thousands)	55	68	74	91	119	199	99	160	189	263
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.320	$19.302	$18.213	$14.968	$13.668	$14.213	$13.021	$10.910	$—	$—
Accumulation Unit Value at end of period	$20.498	$18.320	$19.302	$18.213	$14.968	$13.668	$14.213	$13.021	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	15	17	25	27	6	12	—	—
Invesco V.I. Government Money Market Fund (b)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.973	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.877	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.953	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.785	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.989	$24.136	$22.280	$16.907	$15.009	$15.589	$14.105	$11.536	$17.275	$17.104
Accumulation Unit Value at end of period	$27.047	$22.989	$24.136	$22.280	$16.907	$15.009	$15.589	$14.105	$11.536	$17.275
Number of Accumulation Units outstanding at end of period (in thousands)	73	81	91	128	189	266	312	377	425	523
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.794	$21.012	$19.611	$15.046	$13.505	$14.181	$12.973	$10.728	$—	$—
Accumulation Unit Value at end of period	$23.033	$19.794	$21.012	$19.611	$15.046	$13.505	$14.181	$12.973	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	31	36	40	62	82	108	157	—	—
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.309	$11.856	$11.830	$11.223	$9.723	$10.190	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.390	$11.309	$11.856	$11.830	$11.223	$9.723	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	64	79	133	154	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.729	$11.371	$11.473	$11.004	$9.638	$10.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.625	$10.729	$11.371	$11.473	$11.004	$9.638	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	11	14	18	24	—	—	—	—

APP V-14

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.933	$20.026	$18.876	$14.027	$12.756	$14.286	$11.394	$7.396	$14.122	$12.190
Accumulation Unit Value at end of period	$19.749	$19.933	$20.026	$18.876	$14.027	$12.756	$14.286	$11.394	$7.396	$14.122
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	6	7	8	10	9	5	19
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.517	$17.793	$16.957	$12.740	$11.713	$13.263	$10.695	$7.020	$—	$—
Accumulation Unit Value at end of period	$17.165	$17.517	$17.793	$16.957	$12.740	$11.713	$13.263	$10.695	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	1	—	1	—	—
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.182	$10.551	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.172	$10.182	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	37	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.080	$10.533	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.938	$10.080	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.266	$10.633	$9.907	$7.349	$6.355	$6.472	$5.696	$4.200	$6.813	$5.707
Accumulation Unit Value at end of period	$11.370	$11.266	$10.633	$9.907	$7.349	$6.355	$6.472	$5.696	$4.200	$6.813
Number of Accumulation Units outstanding at end of period (in thousands)	42	38	38	66	80	94	119	148	202	264
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.700	$9.256	$8.720	$6.540	$5.718	$5.887	$5.239	$3.905	$—	$—
Accumulation Unit Value at end of period	$9.682	$9.700	$9.256	$8.720	$6.540	$5.718	$5.887	$5.239	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	21	21	22	38	44	55	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.381	$15.579	$14.247	$10.952	$9.328	$9.680	$8.845	$7.075	$10.733	$9.877
Accumulation Unit Value at end of period	$16.453	$15.381	$15.579	$14.247	$10.952	$9.328	$9.680	$8.845	$7.075	$10.733
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	43	67	98	137	204	237	265	343
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.243	$13.562	$12.539	$9.746	$8.392	$8.806	$8.135	$6.579	$—	$—
Accumulation Unit Value at end of period	$14.011	$13.243	$13.562	$12.539	$9.746	$8.392	$8.806	$8.135	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	9	11	17	24	43	—	—

APP V-15

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.146	$10.392	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.602	$10.146	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	37	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.044	$10.375	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.381	$10.044	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.340	$19.705	$18.436	$15.721	$14.344	$14.307	$13.211	$11.362	$14.813	$14.428
Accumulation Unit Value at end of period	$20.785	$19.340	$19.705	$18.436	$15.721	$14.344	$14.307	$13.211	$11.362	$14.813
Number of Accumulation Units outstanding at end of period (in thousands)	247	304	404	523	697	897	1,155	1,493	1,848	2,234
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.652	$17.154	$16.227	$13.990	$12.906	$13.015	$12.151	$10.566	$—	$—
Accumulation Unit Value at end of period	$17.700	$16.652	$17.154	$16.227	$13.990	$12.906	$13.015	$12.151	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	87	83	100	129	177	209	259	—	—
Morgan Stanley Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.509	$15.805	$15.919	$11.764	$11.033	$12.066	$9.247	$5.865	$11.493	$9.512
Accumulation Unit Value at end of period	$12.945	$14.509	$15.805	$15.919	$11.764	$11.033	$12.066	$9.247	$5.865	$11.493
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	36	52	73	86	190	135	139	182
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.492	$13.758	$14.011	$10.469	$9.927	$10.977	$8.504	$5.454	$—	$—
Accumulation Unit Value at end of period	$11.024	$12.492	$13.758	$14.011	$10.469	$9.927	$10.977	$8.504	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	7	7	7	7	7	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.678	$21.011	$23.205	$23.731	$21.242	$25.571	$22.029	$12.902	$27.642	$21.737
Accumulation Unit Value at end of period	$19.353	$16.678	$21.011	$23.205	$23.731	$21.242	$25.571	$22.029	$12.902	$27.642
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	19	23	39	49	67	103	82	112
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.359	$18.290	$20.425	$21.118	$19.112	$23.262	$20.261	$11.997	$—	$—
Accumulation Unit Value at end of period	$16.480	$14.359	$18.290	$20.425	$21.118	$19.112	$23.262	$20.261	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	14	20	21	25	31	45	—	—

APP V-16

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.838	$16.107	$16.824	$13.055	$10.946	$11.945	$11.290	$8.742	$15.386	$15.261
Accumulation Unit Value at end of period	$16.023	$14.838	$16.107	$16.824	$13.055	$10.946	$11.945	$11.290	$8.742	$15.386
Number of Accumulation Units outstanding at end of period (in thousands)	54	61	81	109	145	189	236	284	324	429
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.775	$14.021	$14.808	$11.617	$9.848	$10.866	$10.384	$8.129	$—	$—
Accumulation Unit Value at end of period	$13.645	$12.775	$14.021	$14.808	$11.617	$9.848	$10.866	$10.384	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	23	25	37	59	78	106	—	—
UIF Core Plus Fixed Income Portfolio Cl I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.113	$16.463	$15.495	$15.779	$14.636	$14.063	$13.323	$12.335	$13.944	$13.423
Accumulation Unit Value at end of period	$16.843	$16.113	$16.463	$15.495	$15.779	$14.636	$14.063	$13.323	$12.335	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	162	203	262	352	486	593	748	950	1,146	1,542
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.155	$10.509	$10.028	$9.871	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.474	$10.155	$10.509	$10.028	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	25	25	—	—	—	—	—	—
UIF Emerging Market Debt Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.736	$26.420	$26.056	$28.986	$24.944	$23.657	$21.882	$17.059	$20.367	$19.407
Accumulation Unit Value at end of period	$28.029	$25.736	$26.420	$26.056	$28.986	$24.944	$23.657	$21.882	$17.059	$20.367
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	14	23	32	41	45	45	41	48
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.583	$26.553	$26.477	$29.780	$25.910	$24.845	$23.235	$18.314	$—	$—
Accumulation Unit Value at end of period	$27.557	$25.583	$26.553	$26.477	$29.780	$25.910	$24.845	$23.235	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	7	7	8	9	9	12	—	—
UIF Emerging Markets Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.614	$17.747	$18.862	$19.345	$16.371	$20.321	$17.331	$10.358	$24.241	$17.520
Accumulation Unit Value at end of period	$16.418	$15.614	$17.747	$18.862	$19.345	$16.371	$20.321	$17.331	$10.358	$24.241
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	24	35	49	71	90	95	114	130
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.341	$19.929	$21.415	$22.207	$19.000	$23.845	$20.561	$12.424	$—	$—
Accumulation Unit Value at end of period	$18.034	$17.341	$19.929	$21.415	$22.207	$19.000	$23.845	$20.561	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	6	9	11	11	—	—

APP V-17

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Global Franchise Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.258	$28.922	$28.092	$23.831	$20.928	$19.481	$17.340	$13.586	$19.408	$17.946
Accumulation Unit Value at end of period	$31.423	$30.258	$28.922	$28.092	$23.831	$20.928	$19.481	$17.340	$13.586	$19.408
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	24	29	48	68	65	72	67	110
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.349	$25.464	$25.007	$21.449	$19.044	$17.924	$16.130	$12.777	$—	$—
Accumulation Unit Value at end of period	$27.064	$26.349	$25.464	$25.007	$21.449	$19.044	$17.924	$16.130	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	12	15	28	48	59	—	—
UIF Global Infrastructure Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.718	$11.456	$10.699	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.006	$9.718	$11.456	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	98	111	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.562	$11.367	$10.677	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.737	$9.562	$11.367	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	12	—	—	—	—	—	—	—
UIF Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.101	$13.690	$13.100	$11.220	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.590	$15.101	$13.690	$13.100	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	229	279	330	440	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.689	$13.465	$13.026	$11.195	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.037	$14.689	$13.465	$13.026	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	21	22	—	—	—	—	—	—
UIF Small Company Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.093	$21.485	$25.320	$15.001	$13.276	$14.763	$11.841	$8.197	$13.969	$13.772
Accumulation Unit Value at end of period	$19.870	$19.093	$21.485	$25.320	$15.001	$13.276	$14.763	$11.841	$8.197	$13.969
Number of Accumulation Units outstanding at end of period (in thousands)	20	28	30	38	61	70	79	87	104	106
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.778	$19.090	$22.746	$13.625	$12.191	$13.706	$11.115	$7.779	$—	$—
Accumulation Unit Value at end of period	$17.270	$16.778	$19.090	$22.746	$13.625	$12.191	$13.706	$11.115	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	7	14	22	32	—	—
(a) Inception date October 13, 2016.
(b) Inception date May 2, 2016.

APP VI-1

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Available for Hartford Select Leaders 1

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1158[1]	Series 1159[2]	Series 2110[3]	Series 3043[4]
American Funds Global Growth Fund	6%	8%	11%	13%
American Funds International Fund	4%	6%	7%	9%
Franklin Small-Mid Cap Growth VIP Fund	3%	4%	5%	6%
Invesco V.I. American Value Fund	4%	5%	6%	7%
Invesco V.I. High Yield Fund	13%	18%	17%	16%
MFS Core Equity Portfolio	7%	9%	11%	13%
MFS Growth Series	6%	8%	10%	12%
Morgan Stanley VIF Core Plus Fixed Income Portfolio	57%	42%	33%	24%
Total	100%	100%	100%	100%

(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Three
Hartford Select Leaders Series I/IR
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017

2

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2016, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2016: $8,020,709; 2015: $7,219,484; and 2014: $5,495,691.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

5

Hartford Life Insurance Company

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.397	$16.514	$16.385	$12.875	$10.664	$11.881	$10.793	$7.699	$12.685	$11.212
Accumulation Unit Value at end of period	$17.244	$17.397	$16.514	$16.385	$12.875	$10.664	$11.881	$10.793	$7.699	$12.685
Number of Accumulation Units outstanding at end of period (in thousands)	140	158	190	218	261	336	429	509	657	1,133
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.998	$16.160	$16.058	$12.637	$10.482	$11.696	$10.641	$7.602	$12.544	$11.104
Accumulation Unit Value at end of period	$16.824	$16.998	$16.160	$16.058	$12.637	$10.482	$11.696	$10.641	$7.602	$12.544
Number of Accumulation Units outstanding at end of period (in thousands)	52	88	88	94	99	125	157	168	186	272
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.885	$16.061	$15.967	$12.572	$10.433	$11.647	$10.602	$7.578	$12.511	$11.080
Accumulation Unit Value at end of period	$16.704	$16.885	$16.061	$15.967	$12.572	$10.433	$11.647	$10.602	$7.578	$12.511
Number of Accumulation Units outstanding at end of period (in thousands)	39	43	52	64	73	90	144	163	186	307
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.499	$15.716	$15.648	$12.340	$10.256	$11.467	$10.453	$7.482	$12.372	$10.973
Accumulation Unit Value at end of period	$16.297	$16.499	$15.716	$15.648	$12.340	$10.256	$11.467	$10.453	$7.482	$12.372
Number of Accumulation Units outstanding at end of period (in thousands)	84	102	118	145	198	440	504	603	810	1,046
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.499	$15.716	$15.648	$12.340	$10.256	$11.467	$10.453	$7.482	$12.372	$10.973
Accumulation Unit Value at end of period	$16.297	$16.499	$15.716	$15.648	$12.340	$10.256	$11.467	$10.453	$7.482	$12.372
Number of Accumulation Units outstanding at end of period (in thousands)	84	102	118	145	198	440	504	603	810	1,046
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.170	$15.426	$15.382	$12.148	$10.112	$11.323	$10.337	$7.411	$12.272	$10.901
Accumulation Unit Value at end of period	$15.948	$16.170	$15.426	$15.382	$12.148	$10.112	$11.323	$10.337	$7.411	$12.272
Number of Accumulation Units outstanding at end of period (in thousands)	101	125	189	265	577	701	840	913	966	805
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.170	$15.426	$15.382	$12.148	$10.112	$11.323	$10.337	$7.411	$12.272	$10.901
Accumulation Unit Value at end of period	$15.948	$16.170	$15.426	$15.382	$12.148	$10.112	$11.323	$10.337	$7.411	$12.272
Number of Accumulation Units outstanding at end of period (in thousands)	101	125	189	265	577	701	840	913	966	805
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.062	$15.331	$15.295	$12.085	$10.065	$11.275	$10.299	$7.387	$12.239	$10.877
Accumulation Unit Value at end of period	$15.834	$16.062	$15.331	$15.295	$12.085	$10.065	$11.275	$10.299	$7.387	$12.239
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	8	13	20	40	54	55	73
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.320	$21.326	$21.297	$16.845	$14.042	$15.747	$14.398	$10.338	$17.144	$15.252
Accumulation Unit Value at end of period	$21.981	$22.320	$21.326	$21.297	$16.845	$14.042	$15.747	$14.398	$10.338	$17.144
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	30	44	59	80	95	114	137	167
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.742	$15.048	$15.035	$11.898	$9.923	$11.134	$10.185	$7.316	$12.140	$10.805
Accumulation Unit Value at end of period	$15.495	$15.742	$15.048	$15.035	$11.898	$9.923	$11.134	$10.185	$7.316	$12.140
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	22	27	50	65	94	112	123	155

6

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.742	$15.048	$15.035	$11.898	$9.923	$11.134	$10.185	$7.316	$12.140	$10.805
Accumulation Unit Value at end of period	$15.495	$15.742	$15.048	$15.035	$11.898	$9.923	$11.134	$10.185	$7.316	$12.140
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	22	27	50	65	94	112	123	155
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.642	$14.960	$14.955	$11.840	$9.880	$11.091	$10.151	$7.296	$—	$—
Accumulation Unit Value at end of period	$15.389	$15.642	$14.960	$14.955	$11.840	$9.880	$11.091	$10.151	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	144	157	136	309	295	105	127	135	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829	$15.002
Accumulation Unit Value at end of period	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829
Number of Accumulation Units outstanding at end of period (in thousands)	29	41	37	49	61	69	64	54	50	33
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$—	$—
Accumulation Unit Value at end of period	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	40	43	48	54	72	99	110	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$—	$—
Accumulation Unit Value at end of period	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	43	42	43	39	41	38	32	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.979	$14.376	$14.421	$11.458	$9.595	$10.808	$9.927	$7.159	$—	$—
Accumulation Unit Value at end of period	$14.685	$14.979	$14.376	$14.421	$11.458	$9.595	$10.808	$9.927	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	30	37	40	45	65	81	93	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.755	$18.988	$18.874	$14.936	$12.829	$16.107	$13.356	$8.406	$18.359	$15.348
Accumulation Unit Value at end of period	$18.863	$18.755	$18.988	$18.874	$14.936	$12.829	$16.107	$13.356	$8.406	$18.359
Number of Accumulation Units outstanding at end of period (in thousands)	52	59	75	102	120	144	181	229	284	361
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.325	$18.581	$18.498	$14.660	$12.611	$15.857	$13.169	$8.300	$18.156	$15.200
Accumulation Unit Value at end of period	$18.404	$18.325	$18.581	$18.498	$14.660	$12.611	$15.857	$13.169	$8.300	$18.156
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	22	26	30	34	56	67	83	119
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.203	$18.466	$18.393	$14.584	$12.552	$15.790	$13.120	$8.274	$18.107	$15.167
Accumulation Unit Value at end of period	$18.272	$18.203	$18.466	$18.393	$14.584	$12.552	$15.790	$13.120	$8.274	$18.107
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	21	31	34	47	75	87	92	123

7

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.786	$18.071	$18.025	$14.314	$12.338	$15.545	$12.936	$8.169	$17.906	$15.021
Accumulation Unit Value at end of period	$17.827	$17.786	$18.071	$18.025	$14.314	$12.338	$15.545	$12.936	$8.169	$17.906
Number of Accumulation Units outstanding at end of period (in thousands)	45	55	69	81	111	152	168	251	309	462
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.786	$18.071	$18.025	$14.314	$12.338	$15.545	$12.936	$8.169	$17.906	$15.021
Accumulation Unit Value at end of period	$17.827	$17.786	$18.071	$18.025	$14.314	$12.338	$15.545	$12.936	$8.169	$17.906
Number of Accumulation Units outstanding at end of period (in thousands)	45	55	69	81	111	152	168	251	309	462
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.432	$17.737	$17.719	$14.092	$12.165	$15.350	$12.793	$8.091	$17.761	$14.922
Accumulation Unit Value at end of period	$17.445	$17.432	$17.737	$17.719	$14.092	$12.165	$15.350	$12.793	$8.091	$17.761
Number of Accumulation Units outstanding at end of period (in thousands)	50	65	83	115	204	260	348	405	399	421
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.432	$17.737	$17.719	$14.092	$12.165	$15.350	$12.793	$8.091	$17.761	$14.922
Accumulation Unit Value at end of period	$17.445	$17.432	$17.737	$17.719	$14.092	$12.165	$15.350	$12.793	$8.091	$17.761
Number of Accumulation Units outstanding at end of period (in thousands)	50	65	83	115	204	260	348	405	399	421
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.316	$17.627	$17.619	$14.019	$12.108	$15.286	$12.745	$8.065	$17.713	$14.889
Accumulation Unit Value at end of period	$17.320	$17.316	$17.627	$17.619	$14.019	$12.108	$15.286	$12.745	$8.065	$17.713
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	6	7	9	17	20
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.509	$23.956	$23.968	$19.090	$16.505	$20.857	$17.408	$11.027	$24.241	$20.397
Accumulation Unit Value at end of period	$23.491	$23.509	$23.956	$23.968	$19.090	$16.505	$20.857	$17.408	$11.027	$24.241
Number of Accumulation Units outstanding at end of period (in thousands)	9	15	23	29	34	36	37	54	66	86
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.970	$17.302	$17.319	$13.801	$11.938	$15.094	$12.604	$7.988	$17.570	$14.791
Accumulation Unit Value at end of period	$16.949	$16.970	$17.302	$17.319	$13.801	$11.938	$15.094	$12.604	$7.988	$17.570
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	13	16	22	23	26	45	76
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.970	$17.302	$17.319	$13.801	$11.938	$15.094	$12.604	$7.988	$17.570	$14.791
Accumulation Unit Value at end of period	$16.949	$16.970	$17.302	$17.319	$13.801	$11.938	$15.094	$12.604	$7.988	$17.570
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	13	16	22	23	26	45	76
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.863	$17.201	$17.227	$13.735	$11.887	$15.036	$12.562	$7.965	$—	$—
Accumulation Unit Value at end of period	$16.834	$16.863	$17.201	$17.227	$13.735	$11.887	$15.036	$12.562	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	40	34	46	30	31	54	55	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796	$20.063
Accumulation Unit Value at end of period	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	20	21	41	46	53	54	9	4

8

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$—	$—
Accumulation Unit Value at end of period	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	20	25	29	31	39	67	81	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$—	$—
Accumulation Unit Value at end of period	$16.380	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	18	17	20	24	24	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.148	$16.529	$16.612	$13.291	$11.543	$14.652	$12.285	$7.817	$—	$—
Accumulation Unit Value at end of period	$16.064	$16.148	$16.529	$16.612	$13.291	$11.543	$14.652	$12.285	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	24	25	27	31	39	55	77	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.492	$14.716	$13.767	$10.742	$9.249	$9.809	$8.390	$6.109	$11.068	$10.000
Accumulation Unit Value at end of period	$16.709	$15.492	$14.716	$13.767	$10.742	$9.249	$9.809	$8.390	$6.109	$11.068
Number of Accumulation Units outstanding at end of period (in thousands)	664	841	1,063	1,324	1,705	2,163	2,647	3,240	4,030	5,101
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.137	$14.401	$13.493	$10.543	$9.092	$9.656	$8.272	$6.032	$10.945	$9.904
Accumulation Unit Value at end of period	$16.302	$15.137	$14.401	$13.493	$10.543	$9.092	$9.656	$8.272	$6.032	$10.945
Number of Accumulation Units outstanding at end of period (in thousands)	285	342	435	514	585	696	936	1,096	1,348	1,759
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.036	$14.312	$13.416	$10.489	$9.049	$9.616	$8.241	$6.013	$10.916	$9.883
Accumulation Unit Value at end of period	$16.185	$15.036	$14.312	$13.416	$10.489	$9.049	$9.616	$8.241	$6.013	$10.916
Number of Accumulation Units outstanding at end of period (in thousands)	352	374	429	571	718	879	1,069	1,302	1,470	1,809
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.692	$14.006	$13.148	$10.295	$8.895	$9.466	$8.125	$5.937	$10.795	$9.788
Accumulation Unit Value at end of period	$15.791	$14.692	$14.006	$13.148	$10.295	$8.895	$9.466	$8.125	$5.937	$10.795
Number of Accumulation Units outstanding at end of period (in thousands)	642	810	966	1,239	1,598	2,123	2,851	3,859	4,631	6,857
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.692	$14.006	$13.148	$10.295	$8.895	$9.466	$8.125	$5.937	$10.795	$9.788
Accumulation Unit Value at end of period	$15.791	$14.692	$14.006	$13.148	$10.295	$8.895	$9.466	$8.125	$5.937	$10.795
Number of Accumulation Units outstanding at end of period (in thousands)	642	810	966	1,239	1,598	2,123	2,851	3,859	4,631	6,857
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.399	$13.747	$12.925	$10.135	$8.771	$9.348	$8.035	$5.880	$10.707	$9.723
Accumulation Unit Value at end of period	$15.453	$14.399	$13.747	$12.925	$10.135	$8.771	$9.348	$8.035	$5.880	$10.707
Number of Accumulation Units outstanding at end of period (in thousands)	644	817	1,050	1,651	2,849	3,666	4,525	5,456	5,988	5,490

9

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.399	$13.747	$12.925	$10.135	$8.771	$9.348	$8.035	$5.880	$10.707	$9.723
Accumulation Unit Value at end of period	$15.453	$14.399	$13.747	$12.925	$10.135	$8.771	$9.348	$8.035	$5.880	$10.707
Number of Accumulation Units outstanding at end of period (in thousands)	644	817	1,050	1,651	2,849	3,666	4,525	5,456	5,988	5,490
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.303	$13.662	$12.851	$10.082	$8.729	$9.308	$8.006	$5.861	$10.678	$9.701
Accumulation Unit Value at end of period	$15.342	$14.303	$13.662	$12.851	$10.082	$8.729	$9.308	$8.006	$5.861	$10.678
Number of Accumulation Units outstanding at end of period (in thousands)	40	54	64	78	113	139	166	259	356	519
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.275	$19.386	$18.254	$14.336	$12.424	$13.262	$11.417	$8.367	$15.259	$13.877
Accumulation Unit Value at end of period	$21.727	$20.275	$19.386	$18.254	$14.336	$12.424	$13.262	$11.417	$8.367	$15.259
Number of Accumulation Units outstanding at end of period (in thousands)	119	154	191	255	361	468	678	881	1,064	1,325
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.018	$13.410	$12.633	$9.926	$8.607	$9.192	$7.917	$5.805	$10.592	$9.637
Accumulation Unit Value at end of period	$15.014	$14.018	$13.410	$12.633	$9.926	$8.607	$9.192	$7.917	$5.805	$10.592
Number of Accumulation Units outstanding at end of period (in thousands)	134	153	169	222	296	364	495	600	664	830
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.018	$13.410	$12.633	$9.926	$8.607	$9.192	$7.917	$5.805	$10.592	$9.637
Accumulation Unit Value at end of period	$15.014	$14.018	$13.410	$12.633	$9.926	$8.607	$9.192	$7.917	$5.805	$10.592
Number of Accumulation Units outstanding at end of period (in thousands)	134	153	169	222	296	364	495	600	664	830
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.929	$13.332	$12.566	$9.878	$8.570	$9.156	$7.891	$5.789	$—	$—
Accumulation Unit Value at end of period	$14.911	$13.929	$13.332	$12.566	$9.878	$8.570	$9.156	$7.891	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	762	755	764	734	670	662	702	708	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979	$13.649
Accumulation Unit Value at end of period	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979
Number of Accumulation Units outstanding at end of period (in thousands)	288	311	345	302	328	368	342	283	174	73
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$—	$—
Accumulation Unit Value at end of period	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	230	263	334	387	458	549	706	841	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$—	$—
Accumulation Unit Value at end of period	$14.509	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	171	185	205	229	295	341	—	—

10

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.338	$12.811	$12.117	$9.559	$8.322	$8.923	$7.716	$5.681	$—	$—
Accumulation Unit Value at end of period	$14.229	$13.338	$12.811	$12.117	$9.559	$8.322	$8.923	$7.716	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	244	259	303	431	613	879	1,095	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.533	$20.545	$18.851	$14.334	$12.385	$12.807	$11.667	$9.024	$14.739	$14.244
Accumulation Unit Value at end of period	$22.558	$20.533	$20.545	$18.851	$14.334	$12.385	$12.807	$11.667	$9.024	$14.739
Number of Accumulation Units outstanding at end of period (in thousands)	542	667	840	1,015	1,302	1,599	1,921	2,371	2,947	3,902
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.063	$20.105	$18.474	$14.069	$12.174	$12.608	$11.503	$8.910	$14.576	$14.107
Accumulation Unit Value at end of period	$22.009	$20.063	$20.105	$18.474	$14.069	$12.174	$12.608	$11.503	$8.910	$14.576
Number of Accumulation Units outstanding at end of period (in thousands)	248	298	362	463	527	627	792	928	1,141	1,630
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.929	$19.981	$18.370	$13.996	$12.117	$12.555	$11.460	$8.882	$14.537	$14.076
Accumulation Unit Value at end of period	$21.851	$19.929	$19.981	$18.370	$13.996	$12.117	$12.555	$11.460	$8.882	$14.537
Number of Accumulation Units outstanding at end of period (in thousands)	259	284	331	405	481	584	724	865	1,022	1,303
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.473	$19.552	$18.003	$13.737	$11.911	$12.360	$11.299	$8.770	$14.375	$13.941
Accumulation Unit Value at end of period	$21.319	$19.473	$19.552	$18.003	$13.737	$11.911	$12.360	$11.299	$8.770	$14.375
Number of Accumulation Units outstanding at end of period (in thousands)	453	566	685	897	1,174	1,529	1,956	2,693	3,339	5,118
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.473	$19.552	$18.003	$13.737	$11.911	$12.360	$11.299	$8.770	$14.375	$13.941
Accumulation Unit Value at end of period	$21.319	$19.473	$19.552	$18.003	$13.737	$11.911	$12.360	$11.299	$8.770	$14.375
Number of Accumulation Units outstanding at end of period (in thousands)	453	566	685	897	1,174	1,529	1,956	2,693	3,339	5,118
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.085	$19.192	$17.697	$13.524	$11.744	$12.205	$11.174	$8.686	$14.259	$13.849
Accumulation Unit Value at end of period	$20.863	$19.085	$19.192	$17.697	$13.524	$11.744	$12.205	$11.174	$8.686	$14.259
Number of Accumulation Units outstanding at end of period (in thousands)	441	565	752	1,205	1,919	2,468	3,013	3,595	4,045	3,688
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.085	$19.192	$17.697	$13.524	$11.744	$12.205	$11.174	$8.686	$14.259	$13.849
Accumulation Unit Value at end of period	$20.863	$19.085	$19.192	$17.697	$13.524	$11.744	$12.205	$11.174	$8.686	$14.259
Number of Accumulation Units outstanding at end of period (in thousands)	441	565	752	1,205	1,919	2,468	3,013	3,595	4,045	3,688
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.958	$19.073	$17.597	$13.454	$11.689	$12.153	$11.133	$8.658	$14.220	$13.818
Accumulation Unit Value at end of period	$20.713	$18.958	$19.073	$17.597	$13.454	$11.689	$12.153	$11.133	$8.658	$14.220
Number of Accumulation Units outstanding at end of period (in thousands)	22	31	45	60	87	92	99	163	217	309

11

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.295	$18.424	$17.015	$13.022	$11.325	$11.787	$10.808	$8.414	$13.833	$13.455
Accumulation Unit Value at end of period	$19.968	$18.295	$18.424	$17.015	$13.022	$11.325	$11.787	$10.808	$8.414	$13.833
Number of Accumulation Units outstanding at end of period (in thousands)	94	127	171	254	405	531	682	846	957	1,162
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.580	$18.721	$17.298	$13.245	$11.525	$12.001	$11.010	$8.576	$14.105	$13.727
Accumulation Unit Value at end of period	$20.270	$18.580	$18.721	$17.298	$13.245	$11.525	$12.001	$11.010	$8.576	$14.105
Number of Accumulation Units outstanding at end of period (in thousands)	76	88	100	150	196	236	346	438	516	632
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.580	$18.721	$17.298	$13.245	$11.525	$12.001	$11.010	$8.576	$14.105	$13.727
Accumulation Unit Value at end of period	$20.270	$18.580	$18.721	$17.298	$13.245	$11.525	$12.001	$11.010	$8.576	$14.105
Number of Accumulation Units outstanding at end of period (in thousands)	76	88	100	150	196	236	346	438	516	632
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.462	$18.612	$17.206	$13.181	$11.475	$11.955	$10.973	$8.551	$—	$—
Accumulation Unit Value at end of period	$20.132	$18.462	$18.612	$17.206	$13.181	$11.475	$11.955	$10.973	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	556	551	535	515	443	475	525	521	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579	$13.235
Accumulation Unit Value at end of period	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579
Number of Accumulation Units outstanding at end of period (in thousands)	309	300	354	302	313	362	358	297	183	92
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$—	$—
Accumulation Unit Value at end of period	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	164	190	221	260	293	348	447	475	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$—	$—
Accumulation Unit Value at end of period	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	82	93	96	107	126	164	186	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.679	$17.885	$16.592	$12.755	$11.143	$11.650	$10.731	$8.392	$—	$—
Accumulation Unit Value at end of period	$19.210	$17.679	$17.885	$16.592	$12.755	$11.143	$11.650	$10.731	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	136	146	170	250	354	434	579	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.132	$12.900	$13.451	$11.226	$9.665	$11.404	$10.795	$7.659	$13.434	$11.362
Accumulation Unit Value at end of period	$12.374	$12.132	$12.900	$13.451	$11.226	$9.665	$11.404	$10.795	$7.659	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	275	342	416	504	681	813	958	1,216	1,458	1,701

12

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.855	$12.623	$13.183	$11.018	$9.500	$11.226	$10.643	$7.563	$13.285	$11.253
Accumulation Unit Value at end of period	$12.072	$11.855	$12.623	$13.183	$11.018	$9.500	$11.226	$10.643	$7.563	$13.285
Number of Accumulation Units outstanding at end of period (in thousands)	77	96	104	127	136	160	244	266	304	392
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.776	$12.545	$13.108	$10.961	$9.456	$11.180	$10.604	$7.539	$13.249	$11.228
Accumulation Unit Value at end of period	$11.986	$11.776	$12.545	$13.108	$10.961	$9.456	$11.180	$10.604	$7.539	$13.249
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	113	156	197	244	283	345	434	591
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.506	$12.277	$12.847	$10.759	$9.295	$11.006	$10.455	$7.444	$13.102	$11.120
Accumulation Unit Value at end of period	$11.694	$11.506	$12.277	$12.847	$10.759	$9.295	$11.006	$10.455	$7.444	$13.102
Number of Accumulation Units outstanding at end of period (in thousands)	209	243	296	335	396	512	744	998	1,512	2,036
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.506	$12.277	$12.847	$10.759	$9.295	$11.006	$10.455	$7.444	$13.102	$11.120
Accumulation Unit Value at end of period	$11.694	$11.506	$12.277	$12.847	$10.759	$9.295	$11.006	$10.455	$7.444	$13.102
Number of Accumulation Units outstanding at end of period (in thousands)	209	243	296	335	396	512	744	998	1,512	2,036
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.277	$12.050	$12.628	$10.592	$9.165	$10.868	$10.339	$7.372	$12.996	$11.047
Accumulation Unit Value at end of period	$11.444	$11.277	$12.050	$12.628	$10.592	$9.165	$10.868	$10.339	$7.372	$12.996
Number of Accumulation Units outstanding at end of period (in thousands)	223	298	397	606	991	1,350	1,599	1,906	2,051	2,107
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.277	$12.050	$12.628	$10.592	$9.165	$10.868	$10.339	$7.372	$12.996	$11.047
Accumulation Unit Value at end of period	$11.444	$11.277	$12.050	$12.628	$10.592	$9.165	$10.868	$10.339	$7.372	$12.996
Number of Accumulation Units outstanding at end of period (in thousands)	223	298	397	606	991	1,350	1,599	1,906	2,051	2,107
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.201	$11.975	$12.557	$10.537	$9.122	$10.822	$10.301	$7.349	$12.961	$11.023
Accumulation Unit Value at end of period	$11.362	$11.201	$11.975	$12.557	$10.537	$9.122	$10.822	$10.301	$7.349	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	21	26	40	55	69	95	100	129
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.903	$17.020	$17.863	$15.005	$13.003	$15.442	$14.713	$10.507	$18.550	$15.791
Accumulation Unit Value at end of period	$16.115	$15.903	$17.020	$17.863	$15.005	$13.003	$15.442	$14.713	$10.507	$18.550
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	42	56	87	116	161	213	251	295
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.978	$11.754	$12.343	$10.373	$8.994	$10.686	$10.187	$7.278	$12.856	$10.950
Accumulation Unit Value at end of period	$11.118	$10.978	$11.754	$12.343	$10.373	$8.994	$10.686	$10.187	$7.278	$12.856
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	33	45	58	72	90	104	128	159
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.978	$11.754	$12.343	$10.373	$8.994	$10.686	$10.187	$7.278	$12.856	$10.950
Accumulation Unit Value at end of period	$11.118	$10.978	$11.754	$12.343	$10.373	$8.994	$10.686	$10.187	$7.278	$12.856
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	33	45	58	72	90	104	128	159

13

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.909	$11.686	$12.278	$10.323	$8.955	$10.645	$10.153	$7.258	$—	$—
Accumulation Unit Value at end of period	$11.043	$10.909	$11.686	$12.278	$10.323	$8.955	$10.645	$10.153	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	171	196	205	216	233	228	199	175	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209	$15.532
Accumulation Unit Value at end of period	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209
Number of Accumulation Units outstanding at end of period (in thousands)	50	60	72	78	85	120	111	85	41	20
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$—	$—
Accumulation Unit Value at end of period	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	74	86	99	114	151	217	228	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$—	$—
Accumulation Unit Value at end of period	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	19	19	23	22	33	41	69	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.446	$11.229	$11.839	$9.990	$8.696	$10.374	$9.929	$7.122	$—	$—
Accumulation Unit Value at end of period	$10.537	$10.446	$11.229	$11.839	$9.990	$8.696	$10.374	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	80	83	95	126	201	312	410	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.338	$21.717	$20.580	$16.287	$14.472	$14.846	$13.553	$10.915	$17.617	$17.282
Accumulation Unit Value at end of period	$23.252	$20.338	$21.717	$20.580	$16.287	$14.472	$14.846	$13.553	$10.915	$17.617
Number of Accumulation Units outstanding at end of period (in thousands)	126	146	205	280	365	489	642	810	1,024	1,265
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.872	$21.252	$20.169	$15.986	$14.226	$14.615	$13.362	$10.777	$17.422	$17.116
Accumulation Unit Value at end of period	$22.686	$19.872	$21.252	$20.169	$15.986	$14.226	$14.615	$13.362	$10.777	$17.422
Number of Accumulation Units outstanding at end of period (in thousands)	72	83	120	145	166	199	251	302	380	498
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.740	$21.121	$20.055	$15.904	$14.159	$14.554	$13.313	$10.743	$17.375	$17.079
Accumulation Unit Value at end of period	$22.523	$19.740	$21.121	$20.055	$15.904	$14.159	$14.554	$13.313	$10.743	$17.375
Number of Accumulation Units outstanding at end of period (in thousands)	52	56	63	71	94	129	179	230	285	383
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.288	$20.668	$19.654	$15.610	$13.918	$14.328	$13.126	$10.608	$17.182	$16.915
Accumulation Unit Value at end of period	$21.975	$19.288	$20.668	$19.654	$15.610	$13.918	$14.328	$13.126	$10.608	$17.182
Number of Accumulation Units outstanding at end of period (in thousands)	163	199	234	311	412	505	653	861	1,033	1,595

14

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.288	$20.668	$19.654	$15.610	$13.918	$14.328	$13.126	$10.608	$17.182	$16.915
Accumulation Unit Value at end of period	$21.975	$19.288	$20.668	$19.654	$15.610	$13.918	$14.328	$13.126	$10.608	$17.182
Number of Accumulation Units outstanding at end of period (in thousands)	163	199	234	311	412	505	653	861	1,033	1,595
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.903	$20.287	$19.320	$15.368	$13.723	$14.148	$12.981	$10.506	$17.043	$16.803
Accumulation Unit Value at end of period	$21.504	$18.903	$20.287	$19.320	$15.368	$13.723	$14.148	$12.981	$10.506	$17.043
Number of Accumulation Units outstanding at end of period (in thousands)	137	177	217	332	578	747	876	1,054	1,247	1,227
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.903	$20.287	$19.320	$15.368	$13.723	$14.148	$12.981	$10.506	$17.043	$16.803
Accumulation Unit Value at end of period	$21.504	$18.903	$20.287	$19.320	$15.368	$13.723	$14.148	$12.981	$10.506	$17.043
Number of Accumulation Units outstanding at end of period (in thousands)	137	177	217	332	578	747	876	1,054	1,247	1,227
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.777	$20.161	$19.211	$15.288	$13.659	$14.089	$12.932	$10.472	$16.997	$16.766
Accumulation Unit Value at end of period	$21.350	$18.777	$20.161	$19.211	$15.288	$13.659	$14.089	$12.932	$10.472	$16.997
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	11	17	25	39	51	68	101
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.672	$20.068	$19.141	$15.248	$13.637	$14.080	$12.937	$10.487	$17.038	$16.823
Accumulation Unit Value at end of period	$21.209	$18.672	$20.068	$19.141	$15.248	$13.637	$14.080	$12.937	$10.487	$17.038
Number of Accumulation Units outstanding at end of period (in thousands)	37	46	53	83	124	156	211	267	310	421
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.403	$19.789	$18.884	$15.051	$13.467	$13.912	$12.789	$10.372	$16.860	$16.655
Accumulation Unit Value at end of period	$20.893	$18.403	$19.789	$18.884	$15.051	$13.467	$13.912	$12.789	$10.372	$16.860
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	25	54	73	79	87	128	158	196
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.403	$19.789	$18.884	$15.051	$13.467	$13.912	$12.789	$10.372	$16.860	$16.655
Accumulation Unit Value at end of period	$20.893	$18.403	$19.789	$18.884	$15.051	$13.467	$13.912	$12.789	$10.372	$16.860
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	25	54	73	79	87	128	158	196
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.286	$19.674	$18.784	$14.978	$13.409	$13.859	$12.747	$10.343	$—	$—
Accumulation Unit Value at end of period	$20.751	$18.286	$19.674	$18.784	$14.978	$13.409	$13.859	$12.747	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	169	156	151	142	122	129	145	142	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725	$16.547
Accumulation Unit Value at end of period	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725
Number of Accumulation Units outstanding at end of period (in thousands)	123	111	121	84	73	74	81	56	54	36
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$—	$—
Accumulation Unit Value at end of period	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	48	60	73	91	116	142	146	—	—

15

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$—	$—
Accumulation Unit Value at end of period	$20.191	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	46	50	56	70	102	117	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.511	$18.905	$18.113	$14.494	$13.021	$13.505	$12.465	$10.150	$—	$—
Accumulation Unit Value at end of period	$19.801	$17.511	$18.905	$18.113	$14.494	$13.021	$13.505	$12.465	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	56	68	73	91	143	173	197	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.094	$12.612	$11.912	$8.753	$8.015	$8.549	$6.800	$4.808	$8.488	$7.745
Accumulation Unit Value at end of period	$12.411	$12.094	$12.612	$11.912	$8.753	$8.015	$8.549	$6.800	$4.808	$8.488
Number of Accumulation Units outstanding at end of period (in thousands)	94	112	149	184	234	293	354	419	518	1,057
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.817	$12.342	$11.675	$8.591	$7.879	$8.417	$6.705	$4.747	$8.393	$7.671
Accumulation Unit Value at end of period	$12.108	$11.817	$12.342	$11.675	$8.591	$7.879	$8.417	$6.705	$4.747	$8.393
Number of Accumulation Units outstanding at end of period (in thousands)	51	55	63	77	95	113	190	214	212	284
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.738	$12.266	$11.608	$8.546	$7.842	$8.381	$6.680	$4.732	$8.371	$7.654
Accumulation Unit Value at end of period	$12.022	$11.738	$12.266	$11.608	$8.546	$7.842	$8.381	$6.680	$4.732	$8.371
Number of Accumulation Units outstanding at end of period (in thousands)	31	42	48	70	107	136	140	156	174	202
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.470	$12.003	$11.377	$8.388	$7.709	$8.251	$6.586	$4.673	$8.278	$7.580
Accumulation Unit Value at end of period	$11.729	$11.470	$12.003	$11.377	$8.388	$7.709	$8.251	$6.586	$4.673	$8.278
Number of Accumulation Units outstanding at end of period (in thousands)	95	127	156	201	249	361	393	514	653	927
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.470	$12.003	$11.377	$8.388	$7.709	$8.251	$6.586	$4.673	$8.278	$7.580
Accumulation Unit Value at end of period	$11.729	$11.470	$12.003	$11.377	$8.388	$7.709	$8.251	$6.586	$4.673	$8.278
Number of Accumulation Units outstanding at end of period (in thousands)	95	127	156	201	249	361	393	514	653	927
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.241	$11.781	$11.183	$8.258	$7.600	$8.148	$6.513	$4.628	$8.211	$7.530
Accumulation Unit Value at end of period	$11.478	$11.241	$11.781	$11.183	$8.258	$7.600	$8.148	$6.513	$4.628	$8.211
Number of Accumulation Units outstanding at end of period (in thousands)	73	111	145	221	391	499	569	681	710	728
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.241	$11.781	$11.183	$8.258	$7.600	$8.148	$6.513	$4.628	$8.211	$7.530
Accumulation Unit Value at end of period	$11.478	$11.241	$11.781	$11.183	$8.258	$7.600	$8.148	$6.513	$4.628	$8.211
Number of Accumulation Units outstanding at end of period (in thousands)	73	111	145	221	391	499	569	681	710	728

16

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.166	$11.708	$11.120	$8.215	$7.565	$8.113	$6.489	$4.613	$8.189	$7.514
Accumulation Unit Value at end of period	$11.395	$11.166	$11.708	$11.120	$8.215	$7.565	$8.113	$6.489	$4.613	$8.189
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	10	8	20	30	49	54	59
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.176	$20.127	$19.135	$14.151	$13.043	$14.004	$11.211	$7.978	$14.176	$13.020
Accumulation Unit Value at end of period	$19.550	$19.176	$20.127	$19.135	$14.151	$13.043	$14.004	$11.211	$7.978	$14.176
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	20	31	41	56	74	111	126	150
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.943	$11.492	$10.931	$8.088	$7.458	$8.012	$6.417	$4.569	$8.122	$7.464
Accumulation Unit Value at end of period	$11.151	$10.943	$11.492	$10.931	$8.088	$7.458	$8.012	$6.417	$4.569	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	26	37	49	60	79	103	138	149
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.943	$11.492	$10.931	$8.088	$7.458	$8.012	$6.417	$4.569	$8.122	$7.464
Accumulation Unit Value at end of period	$11.151	$10.943	$11.492	$10.931	$8.088	$7.458	$8.012	$6.417	$4.569	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	26	37	49	60	79	103	138	149
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.874	$11.425	$10.873	$8.049	$7.426	$7.981	$6.396	$4.556	$—	$—
Accumulation Unit Value at end of period	$11.075	$10.874	$11.425	$10.873	$8.049	$7.426	$7.981	$6.396	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	121	128	113	93	86	101	96	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916	$12.807
Accumulation Unit Value at end of period	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	52	52	51	61	69	50	30	12
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$—	$—
Accumulation Unit Value at end of period	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	37	41	44	59	71	86	108	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$—	$—
Accumulation Unit Value at end of period	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	37	38	44	45	55	61	71	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.413	$10.979	$10.485	$7.789	$7.211	$7.777	$6.254	$4.471	$—	$—
Accumulation Unit Value at end of period	$10.568	$10.413	$10.979	$10.485	$7.789	$7.211	$7.777	$6.254	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	30	46	39	51	78	108	—	—

17

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.424	$21.511	$21.383	$20.968	$18.815	$18.584	$16.963	$13.654	$15.579	$14.890
Accumulation Unit Value at end of period	$21.780	$20.424	$21.511	$21.383	$20.968	$18.815	$18.584	$16.963	$13.654	$15.579
Number of Accumulation Units outstanding at end of period (in thousands)	136	167	215	285	411	490	594	713	674	846
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.957	$21.051	$20.956	$20.580	$18.495	$18.295	$16.725	$13.482	$15.406	$14.747
Accumulation Unit Value at end of period	$21.250	$19.957	$21.051	$20.956	$20.580	$18.495	$18.295	$16.725	$13.482	$15.406
Number of Accumulation Units outstanding at end of period (in thousands)	63	76	86	91	109	129	165	196	262	205
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.824	$20.921	$20.838	$20.474	$18.409	$18.219	$16.663	$13.439	$15.364	$14.715
Accumulation Unit Value at end of period	$21.098	$19.824	$20.921	$20.838	$20.474	$18.409	$18.219	$16.663	$13.439	$15.364
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	51	63	69	93	122	137	148	195
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.370	$20.473	$20.422	$20.095	$18.096	$17.936	$16.429	$13.270	$15.194	$14.574
Accumulation Unit Value at end of period	$20.584	$19.370	$20.473	$20.422	$20.095	$18.096	$17.936	$16.429	$13.270	$15.194
Number of Accumulation Units outstanding at end of period (in thousands)	128	160	196	225	278	368	459	629	768	1,022
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.370	$20.473	$20.422	$20.095	$18.096	$17.936	$16.429	$13.270	$15.194	$14.574
Accumulation Unit Value at end of period	$20.584	$19.370	$20.473	$20.422	$20.095	$18.096	$17.936	$16.429	$13.270	$15.194
Number of Accumulation Units outstanding at end of period (in thousands)	128	160	196	225	278	368	459	629	768	1,022
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.984	$20.095	$20.075	$19.784	$17.842	$17.711	$16.247	$13.143	$15.071	$14.478
Accumulation Unit Value at end of period	$20.144	$18.984	$20.095	$20.075	$19.784	$17.842	$17.711	$16.247	$13.143	$15.071
Number of Accumulation Units outstanding at end of period (in thousands)	150	194	275	352	586	741	844	1,011	1,053	861
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.984	$20.095	$20.075	$19.784	$17.842	$17.711	$16.247	$13.143	$15.071	$14.478
Accumulation Unit Value at end of period	$20.144	$18.984	$20.095	$20.075	$19.784	$17.842	$17.711	$16.247	$13.143	$15.071
Number of Accumulation Units outstanding at end of period (in thousands)	150	194	275	352	586	741	844	1,011	1,053	861
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.857	$19.971	$19.961	$19.681	$17.758	$17.636	$16.187	$13.101	$15.030	$14.446
Accumulation Unit Value at end of period	$19.999	$18.857	$19.971	$19.961	$19.681	$17.758	$17.636	$16.187	$13.101	$15.030
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	13	15	23	23	25	27	41	68
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.341	$20.503	$20.514	$20.246	$18.287	$18.179	$16.702	$13.531	$15.540	$14.950
Accumulation Unit Value at end of period	$20.492	$19.341	$20.503	$20.514	$20.246	$18.287	$18.179	$16.702	$13.531	$15.540
Number of Accumulation Units outstanding at end of period (in thousands)	38	45	65	101	119	149	182	216	229	371
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.482	$19.602	$19.622	$19.376	$17.509	$17.415	$16.008	$12.976	$14.909	$14.350
Accumulation Unit Value at end of period	$19.571	$18.482	$19.602	$19.622	$19.376	$17.509	$17.415	$16.008	$12.976	$14.909
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	22	52	67	75	84	114	176	221

18

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.482	$19.602	$19.622	$19.376	$17.509	$17.415	$16.008	$12.976	$14.909	$14.350
Accumulation Unit Value at end of period	$19.571	$18.482	$19.602	$19.622	$19.376	$17.509	$17.415	$16.008	$12.976	$14.909
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	22	52	67	75	84	114	176	221
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.365	$19.488	$19.518	$19.282	$17.434	$17.349	$15.955	$12.939	$—	$—
Accumulation Unit Value at end of period	$19.438	$18.365	$19.488	$19.518	$19.282	$17.434	$17.349	$15.955	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	124	131	162	174	157	158	186	173	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254	$14.705
Accumulation Unit Value at end of period	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254
Number of Accumulation Units outstanding at end of period (in thousands)	126	119	130	132	213	277	275	170	27	8
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$—	$—
Accumulation Unit Value at end of period	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	69	78	73	100	119	149	172	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$—	$—
Accumulation Unit Value at end of period	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	24	19	20	32	32	36	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.586	$18.727	$18.821	$18.660	$16.929	$16.906	$15.602	$12.697	$—	$—
Accumulation Unit Value at end of period	$18.549	$17.586	$18.727	$18.821	$18.660	$16.929	$16.906	$15.602	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	74	89	106	119	152	205	278	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford U.S. Government Securities HLS Fund (b)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.966	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.963	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.739	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.963	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

19

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.960	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.960	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.957	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.725	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.957	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.725	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.956	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.723	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.954	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.719	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.953	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.717	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.953	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.717	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.952	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.715	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.950	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.711	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

20

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.949	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.709	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.948	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.707	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.946	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.701	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.062	$22.349	$20.973	$15.229	$13.633	$14.784	$12.551	$7.692	$15.344	$13.354
Accumulation Unit Value at end of period	$23.177	$23.062	$22.349	$20.973	$15.229	$13.633	$14.784	$12.551	$7.692	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	3	10	11	23	29	27	16	19
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.628	$21.961	$20.640	$15.010	$13.457	$14.615	$12.426	$7.627	$15.237	$13.280
Accumulation Unit Value at end of period	$22.706	$22.628	$21.961	$20.640	$15.010	$13.457	$14.615	$12.426	$7.627	$15.237
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	1	2	6	5	3	3
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.485	$21.833	$20.531	$14.938	$13.399	$14.559	$12.385	$7.605	$15.202	$13.256
Accumulation Unit Value at end of period	$22.552	$22.485	$21.833	$20.531	$14.938	$13.399	$14.559	$12.385	$7.605	$15.202
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	1	2	1	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.062	$21.455	$20.205	$14.722	$13.225	$14.392	$12.262	$7.541	$15.096	$13.183
Accumulation Unit Value at end of period	$22.094	$22.062	$21.455	$20.205	$14.722	$13.225	$14.392	$12.262	$7.541	$15.096
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	6	7	9	12	11	16
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.062	$21.455	$20.205	$14.722	$13.225	$14.392	$12.262	$7.541	$15.096	$13.183
Accumulation Unit Value at end of period	$22.094	$22.062	$21.455	$20.205	$14.722	$13.225	$14.392	$12.262	$7.541	$15.096
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	6	7	9	12	11	16
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.646	$21.082	$19.884	$14.510	$13.055	$14.227	$12.140	$7.477	$14.990	$13.111
Accumulation Unit Value at end of period	$21.646	$21.646	$21.082	$19.884	$14.510	$13.055	$14.227	$12.140	$7.477	$14.990
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	7	11	30	21	28	23

21

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.646	$21.082	$19.884	$14.510	$13.055	$14.227	$12.140	$7.477	$14.990	$13.111
Accumulation Unit Value at end of period	$21.646	$21.646	$21.082	$19.884	$14.510	$13.055	$14.227	$12.140	$7.477	$14.990
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	7	11	30	21	28	23
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.510	$20.960	$19.778	$14.440	$12.998	$14.173	$12.099	$7.455	$14.955	$13.087
Accumulation Unit Value at end of period	$21.498	$21.510	$20.960	$19.778	$14.440	$12.998	$14.173	$12.099	$7.455	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	3	3
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.239	$20.717	$19.568	$14.301	$12.886	$14.065	$12.019	$7.413	$14.886	$13.039
Accumulation Unit Value at end of period	$21.206	$21.239	$20.717	$19.568	$14.301	$12.886	$14.065	$12.019	$7.413	$14.886
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	7	12	16	16	24
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.105	$20.596	$19.464	$14.232	$12.830	$14.011	$11.979	$7.392	$14.851	$13.015
Accumulation Unit Value at end of period	$21.062	$21.105	$20.596	$19.464	$14.232	$12.830	$14.011	$11.979	$7.392	$14.851
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	2	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.105	$20.596	$19.464	$14.232	$12.830	$14.011	$11.979	$7.392	$14.851	$13.015
Accumulation Unit Value at end of period	$21.062	$21.105	$20.596	$19.464	$14.232	$12.830	$14.011	$11.979	$7.392	$14.851
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	2	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.972	$20.476	$19.361	$14.164	$12.775	$13.957	$11.939	$7.371	$—	$—
Accumulation Unit Value at end of period	$20.918	$20.972	$20.476	$19.361	$14.164	$12.775	$13.957	$11.939	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	6	6	10	11	9	5	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.721	$20.252	$19.168	$14.037	$12.673	$13.860	$11.867	$7.335	$14.757	$12.952
Accumulation Unit Value at end of period	$20.648	$20.721	$20.252	$19.168	$14.037	$12.673	$13.860	$11.867	$7.335	$14.757
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	3	5	5	3	1	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.597	$20.141	$19.072	$13.974	$12.622	$13.811	$11.832	$7.316	$—	$—
Accumulation Unit Value at end of period	$20.514	$20.597	$20.141	$19.072	$13.974	$12.622	$13.811	$11.832	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	6	8	11	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.447	$20.004	$18.952	$13.893	$12.555	$13.745	$11.781	$7.288	$—	$—
Accumulation Unit Value at end of period	$20.354	$20.447	$20.004	$18.952	$13.893	$12.555	$13.745	$11.781	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	2	7	—	—

22

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.082	$19.677	$18.670	$13.706	$12.405	$13.601	$11.675	$7.234	$—	$—
Accumulation Unit Value at end of period	$19.961	$20.082	$19.677	$18.670	$13.706	$12.405	$13.601	$11.675	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	4	6	7	8	15	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.479	$23.993	$22.192	$16.778	$14.519	$14.603	$12.127	$8.843	$15.289	$14.391
Accumulation Unit Value at end of period	$24.438	$21.479	$23.993	$22.192	$16.778	$14.519	$14.603	$12.127	$8.843	$15.289
Number of Accumulation Units outstanding at end of period (in thousands)	79	94	103	138	177	211	270	319	396	465
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.467	$32.966	$30.537	$23.121	$20.038	$20.185	$16.787	$12.260	$21.229	$20.012
Accumulation Unit Value at end of period	$33.476	$29.467	$32.966	$30.537	$23.121	$20.038	$20.185	$16.787	$12.260	$21.229
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	30	37	45	54	71	85	172	206
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.847	$23.335	$21.626	$16.383	$14.205	$14.317	$11.913	$8.704	$15.079	$14.222
Accumulation Unit Value at end of period	$23.672	$20.847	$23.335	$21.626	$16.383	$14.205	$14.317	$11.913	$8.704	$15.079
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	29	36	40	47	65	85	106	142
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.601	$32.061	$29.758	$22.577	$19.605	$19.789	$16.490	$12.067	$20.937	$19.776
Accumulation Unit Value at end of period	$32.427	$28.601	$32.061	$29.758	$22.577	$19.605	$19.789	$16.490	$12.067	$20.937
Number of Accumulation Units outstanding at end of period (in thousands)	47	56	70	82	99	123	209	271	347	446
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.601	$32.061	$29.758	$22.577	$19.605	$19.789	$16.490	$12.067	$20.937	$19.776
Accumulation Unit Value at end of period	$32.427	$28.601	$32.061	$29.758	$22.577	$19.605	$19.789	$16.490	$12.067	$20.937
Number of Accumulation Units outstanding at end of period (in thousands)	47	56	70	82	99	123	209	271	347	446
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.912	$31.337	$29.129	$22.133	$19.248	$19.458	$16.239	$11.901	$20.680	$19.563
Accumulation Unit Value at end of period	$31.599	$27.912	$31.337	$29.129	$22.133	$19.248	$19.458	$16.239	$11.901	$20.680
Number of Accumulation Units outstanding at end of period (in thousands)	29	40	58	94	134	172	216	265	292	299
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.912	$31.337	$29.129	$22.133	$19.248	$19.458	$16.239	$11.901	$20.680	$19.563
Accumulation Unit Value at end of period	$31.599	$27.912	$31.337	$29.129	$22.133	$19.248	$19.458	$16.239	$11.901	$20.680
Number of Accumulation Units outstanding at end of period (in thousands)	29	40	58	94	134	172	216	265	292	299
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.844	$31.275	$29.086	$22.111	$19.239	$19.458	$16.248	$11.913	$20.711	$19.603
Accumulation Unit Value at end of period	$31.505	$27.844	$31.275	$29.086	$22.111	$19.239	$19.458	$16.248	$11.913	$20.711
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	6	6	11	15	26

23

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.356	$30.758	$28.635	$21.790	$18.978	$19.214	$16.059	$11.787	$20.512	$19.434
Accumulation Unit Value at end of period	$30.923	$27.356	$30.758	$28.635	$21.790	$18.978	$19.214	$16.059	$11.787	$20.512
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	15	23	29	37	50	70	81	108
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.289	$30.698	$28.593	$21.768	$18.969	$19.214	$16.068	$11.799	$20.544	$19.473
Accumulation Unit Value at end of period	$30.831	$27.289	$30.698	$28.593	$21.768	$18.969	$19.214	$16.068	$11.799	$20.544
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	17	22	36	41	46	53	73	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.289	$30.698	$28.593	$21.768	$18.969	$19.214	$16.068	$11.799	$20.544	$19.473
Accumulation Unit Value at end of period	$30.831	$27.289	$30.698	$28.593	$21.768	$18.969	$19.214	$16.068	$11.799	$20.544
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	17	22	36	41	46	53	73	97
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.116	$30.519	$28.440	$21.663	$18.887	$19.141	$16.014	$11.765	$—	$—
Accumulation Unit Value at end of period	$30.621	$27.116	$30.519	$28.440	$21.663	$18.887	$19.141	$16.014	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	33	35	44	37	34	46	48	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.632	$30.004	$27.988	$21.340	$18.624	$18.893	$15.823	$11.636	$20.291	$19.263
Accumulation Unit Value at end of period	$30.044	$26.632	$30.004	$27.988	$21.340	$18.624	$18.893	$15.823	$11.636	$20.291
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	29	28	35	43	43	28	28	14
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.473	$29.840	$27.849	$21.245	$18.550	$18.827	$15.776	$11.607	$—	$—
Accumulation Unit Value at end of period	$29.850	$26.473	$29.840	$27.849	$21.245	$18.550	$18.827	$15.776	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	21	23	33	39	50	52	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.297	$29.656	$27.691	$21.135	$18.464	$18.749	$15.718	$11.571	$—	$—
Accumulation Unit Value at end of period	$29.637	$26.297	$29.656	$27.691	$21.135	$18.464	$18.749	$15.718	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	10	11	12	13	14	19	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.828	$29.171	$27.279	$20.852	$18.243	$18.553	$15.577	$11.484	$—	$—
Accumulation Unit Value at end of period	$29.064	$25.828	$29.171	$27.279	$20.852	$18.243	$18.553	$15.577	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	12	14	17	22	39	56	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Comstock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.340	$24.176	$22.494	$16.832	$14.367	$14.899	$13.072	$10.334	$16.340	$16.982
Accumulation Unit Value at end of period	$25.746	$22.340	$24.176	$22.494	$16.832	$14.367	$14.899	$13.072	$10.334	$16.340
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	71	93	150	191	224	264	304	385

24

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.920	$23.756	$22.137	$16.590	$14.182	$14.728	$12.942	$10.246	$16.226	$16.889
Accumulation Unit Value at end of period	$25.224	$21.920	$23.756	$22.137	$16.590	$14.182	$14.728	$12.942	$10.246	$16.226
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	20	22	25	28	38	51	61	104
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.781	$23.618	$22.019	$16.510	$14.120	$14.672	$12.899	$10.217	$16.188	$16.858
Accumulation Unit Value at end of period	$25.052	$21.781	$23.618	$22.019	$16.510	$14.120	$14.672	$12.899	$10.217	$16.188
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	20	36	48	61	66	75	80	89
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504	$12.770	$10.131	$16.075	$16.766
Accumulation Unit Value at end of period	$24.544	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504	$12.770	$10.131	$16.075
Number of Accumulation Units outstanding at end of period (in thousands)	31	49	56	66	89	114	145	172	232	408
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504	$12.770	$10.131	$16.075	$16.766
Accumulation Unit Value at end of period	$24.544	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504	$12.770	$10.131	$16.075
Number of Accumulation Units outstanding at end of period (in thousands)	31	49	56	66	89	114	145	172	232	408
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.969	$22.806	$21.325	$16.038	$13.758	$14.338	$12.643	$10.045	$15.963	$16.674
Accumulation Unit Value at end of period	$24.046	$20.969	$22.806	$21.325	$16.038	$13.758	$14.338	$12.643	$10.045	$15.963
Number of Accumulation Units outstanding at end of period (in thousands)	100	124	160	205	324	434	505	616	700	761
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.969	$22.806	$21.325	$16.038	$13.758	$14.338	$12.643	$10.045	$15.963	$16.674
Accumulation Unit Value at end of period	$24.046	$20.969	$22.806	$21.325	$16.038	$13.758	$14.338	$12.643	$10.045	$15.963
Number of Accumulation Units outstanding at end of period (in thousands)	100	124	160	205	324	434	505	616	700	761
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.837	$22.673	$21.212	$15.960	$13.698	$14.283	$12.601	$10.017	$15.926	$16.643
Accumulation Unit Value at end of period	$23.882	$20.837	$22.673	$21.212	$15.960	$13.698	$14.283	$12.601	$10.017	$15.926
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	4	6	7	9	16	17	30	51
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.574	$22.410	$20.987	$15.807	$13.580	$14.174	$12.517	$9.960	$15.852	$16.582
Accumulation Unit Value at end of period	$23.558	$20.574	$22.410	$20.987	$15.807	$13.580	$14.174	$12.517	$9.960	$15.852
Number of Accumulation Units outstanding at end of period (in thousands)	28	31	45	69	104	129	163	214	254	401
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.444	$22.280	$20.875	$15.730	$13.521	$14.120	$12.476	$9.932	$15.815	$16.552
Accumulation Unit Value at end of period	$23.397	$20.444	$22.280	$20.875	$15.730	$13.521	$14.120	$12.476	$9.932	$15.815
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	15	18	20	34	46	59	64
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.444	$22.280	$20.875	$15.730	$13.521	$14.120	$12.476	$9.932	$15.815	$16.552
Accumulation Unit Value at end of period	$23.397	$20.444	$22.280	$20.875	$15.730	$13.521	$14.120	$12.476	$9.932	$15.815
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	15	18	20	34	46	59	64

25

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.315	$22.150	$20.764	$15.655	$13.463	$14.066	$12.434	$9.904	$—	$—
Accumulation Unit Value at end of period	$23.238	$20.315	$22.150	$20.764	$15.655	$13.463	$14.066	$12.434	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	61	76	91	87	94	106	132	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.073	$21.908	$20.557	$15.514	$13.356	$13.968	$12.360	$9.854	$15.715	$16.472
Accumulation Unit Value at end of period	$22.938	$20.073	$21.908	$20.557	$15.514	$13.356	$13.968	$12.360	$9.854	$15.715
Number of Accumulation Units outstanding at end of period (in thousands)	32	35	39	36	38	57	48	21	3	3
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.953	$21.787	$20.455	$15.445	$13.302	$13.919	$12.323	$9.830	$—	$—
Accumulation Unit Value at end of period	$22.789	$19.953	$21.787	$20.455	$15.445	$13.302	$13.919	$12.323	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	58	75	84	96	135	165	165	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.807	$21.639	$20.326	$15.355	$13.231	$13.852	$12.269	$9.792	$—	$—
Accumulation Unit Value at end of period	$22.611	$19.807	$21.639	$20.326	$15.355	$13.231	$13.852	$12.269	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	34	35	43	50	62	68	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.454	$21.285	$20.023	$15.149	$13.073	$13.707	$12.159	$9.719	$—	$—
Accumulation Unit Value at end of period	$22.174	$19.454	$21.285	$20.023	$15.149	$13.073	$13.707	$12.159	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	62	69	98	147	199	253	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Diversified Dividend Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.165	$16.116	$14.537	$11.285	$9.678	$10.613	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.239	$16.165	$16.116	$14.537	$11.285	$9.678	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	104	122	161	195	250	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.049	$16.025	$14.477	$11.255	$9.666	$10.611	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.081	$16.049	$16.025	$14.477	$11.255	$9.666	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	54	67	79	92	110	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.010	$15.994	$14.456	$11.245	$9.662	$10.610	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.029	$16.010	$15.994	$14.456	$11.245	$9.662	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	51	56	63	75	91	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.896	$15.904	$14.396	$11.214	$9.651	$10.608	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.873	$15.896	$15.904	$14.396	$11.214	$9.651	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	85	108	152	173	220	279	—	—	—	—

26

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.896	$15.904	$14.396	$11.214	$9.651	$10.608	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.873	$15.896	$15.904	$14.396	$11.214	$9.651	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	85	108	152	173	220	279	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.782	$15.814	$14.336	$11.184	$9.640	$10.606	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.718	$15.782	$15.814	$14.336	$11.184	$9.640	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	59	70	115	172	227	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.782	$15.814	$14.336	$11.184	$9.640	$10.606	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.718	$15.782	$15.814	$14.336	$11.184	$9.640	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	59	70	115	172	227	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.744	$15.784	$14.316	$11.174	$9.636	$10.606	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.667	$15.744	$15.784	$14.316	$11.174	$9.636	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	4	4	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.669	$15.724	$14.276	$11.154	$9.628	$10.604	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.565	$15.669	$15.724	$14.276	$11.154	$9.628	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	11	26	37	53	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.631	$15.694	$14.256	$11.144	$9.624	$10.604	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.514	$15.631	$15.694	$14.256	$11.144	$9.624	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	17	24	31	45	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.631	$15.694	$14.256	$11.144	$9.624	$10.604	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.514	$15.631	$15.694	$14.256	$11.144	$9.624	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	17	24	31	45	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.594	$15.664	$14.236	$11.134	$9.620	$10.603	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.464	$15.594	$15.664	$14.236	$11.134	$9.620	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	47	51	56	57	57	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.519	$15.605	$14.197	$11.114	$9.613	$10.602	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.363	$15.519	$15.605	$14.197	$11.114	$9.613	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	18	20	24	19	16	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.482	$15.576	$14.177	$11.104	$9.609	$10.601	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	18	18	37	29	—	—	—	—

27

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.445	$15.546	$14.157	$11.095	$9.605	$10.600	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.262	$15.445	$15.546	$14.157	$11.095	$9.605	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	14	14	15	15	10	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.335	$15.458	$14.098	$11.065	$9.594	$10.598	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.113	$15.335	$15.458	$14.098	$11.065	$9.594	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	15	14	26	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Equally-Weighted S&P 500 Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.131	$27.324	$24.414	$18.342	$15.939	$16.287	$13.642	$9.564	$16.234	$16.279
Accumulation Unit Value at end of period	$29.330	$26.131	$27.324	$24.414	$18.342	$15.939	$16.287	$13.642	$9.564	$16.234
Number of Accumulation Units outstanding at end of period (in thousands)	92	107	154	188	267	305	400	514	594	728
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.532	$26.739	$23.927	$18.003	$15.667	$16.034	$13.450	$9.444	$16.054	$16.122
Accumulation Unit Value at end of period	$28.616	$25.532	$26.739	$23.927	$18.003	$15.667	$16.034	$13.450	$9.444	$16.054
Number of Accumulation Units outstanding at end of period (in thousands)	42	50	110	117	70	80	102	136	198	279
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.362	$26.574	$23.791	$17.910	$15.594	$15.967	$13.401	$9.414	$16.011	$16.087
Accumulation Unit Value at end of period	$28.411	$25.362	$26.574	$23.791	$17.910	$15.594	$15.967	$13.401	$9.414	$16.011
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	37	47	60	77	100	130	149	158
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.782	$26.005	$23.317	$17.579	$15.329	$15.719	$13.212	$9.295	$15.834	$15.932
Accumulation Unit Value at end of period	$27.719	$24.782	$26.005	$23.317	$17.579	$15.329	$15.719	$13.212	$9.295	$15.834
Number of Accumulation Units outstanding at end of period (in thousands)	85	105	113	128	154	209	266	361	435	746
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.782	$26.005	$23.317	$17.579	$15.329	$15.719	$13.212	$9.295	$15.834	$15.932
Accumulation Unit Value at end of period	$27.719	$24.782	$26.005	$23.317	$17.579	$15.329	$15.719	$13.212	$9.295	$15.834
Number of Accumulation Units outstanding at end of period (in thousands)	85	105	113	128	154	209	266	361	435	746
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.288	$25.525	$22.921	$17.306	$15.114	$15.521	$13.066	$9.206	$15.705	$15.827
Accumulation Unit Value at end of period	$27.126	$24.288	$25.525	$22.921	$17.306	$15.114	$15.521	$13.066	$9.206	$15.705
Number of Accumulation Units outstanding at end of period (in thousands)	120	128	155	196	336	516	634	722	756	790
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.288	$25.525	$22.921	$17.306	$15.114	$15.521	$13.066	$9.206	$15.705	$15.827
Accumulation Unit Value at end of period	$27.126	$24.288	$25.525	$22.921	$17.306	$15.114	$15.521	$13.066	$9.206	$15.705
Number of Accumulation Units outstanding at end of period (in thousands)	120	128	155	196	336	516	634	722	756	790

28

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.125	$25.367	$22.790	$17.216	$15.043	$15.456	$13.018	$9.177	$15.663	$15.792
Accumulation Unit Value at end of period	$26.931	$24.125	$25.367	$22.790	$17.216	$15.043	$15.456	$13.018	$9.177	$15.663
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	23	8	7	11	16	19	45
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.795	$25.044	$22.523	$17.031	$14.896	$15.321	$12.917	$9.115	$15.572	$15.717
Accumulation Unit Value at end of period	$26.536	$23.795	$25.044	$22.523	$17.031	$14.896	$15.321	$12.917	$9.115	$15.572
Number of Accumulation Units outstanding at end of period (in thousands)	16	21	26	39	55	77	90	110	123	151
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.645	$24.898	$22.403	$16.949	$14.832	$15.262	$12.874	$9.089	$15.536	$15.688
Accumulation Unit Value at end of period	$26.355	$23.645	$24.898	$22.403	$16.949	$14.832	$15.262	$12.874	$9.089	$15.536
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	36	48	52	62	74	89	98
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.645	$24.898	$22.403	$16.949	$14.832	$15.262	$12.874	$9.089	$15.536	$15.688
Accumulation Unit Value at end of period	$26.355	$23.645	$24.898	$22.403	$16.949	$14.832	$15.262	$12.874	$9.089	$15.536
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	36	48	52	62	74	89	98
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.495	$24.754	$22.284	$16.867	$14.767	$15.204	$12.831	$9.063	$—	$—
Accumulation Unit Value at end of period	$26.175	$23.495	$24.754	$22.284	$16.867	$14.767	$15.204	$12.831	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	85	87	92	91	104	125	106	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.215	$24.483	$22.062	$16.716	$14.650	$15.098	$12.754	$9.018	$15.438	$15.612
Accumulation Unit Value at end of period	$25.837	$23.215	$24.483	$22.062	$16.716	$14.650	$15.098	$12.754	$9.018	$15.438
Number of Accumulation Units outstanding at end of period (in thousands)	48	40	44	45	48	51	55	24	22	13
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.076	$24.348	$21.952	$16.641	$14.591	$15.045	$12.716	$8.995	$—	$—
Accumulation Unit Value at end of period	$25.670	$23.076	$24.348	$21.952	$16.641	$14.591	$15.045	$12.716	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	33	34	41	53	66	88	97	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.907	$24.182	$21.813	$16.544	$14.513	$14.972	$12.661	$8.961	$—	$—
Accumulation Unit Value at end of period	$25.469	$22.907	$24.182	$21.813	$16.544	$14.513	$14.972	$12.661	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	9	9	13	15	16	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.498	$23.787	$21.488	$16.322	$14.340	$14.816	$12.547	$8.894	$—	$—
Accumulation Unit Value at end of period	$24.977	$22.498	$23.787	$21.488	$16.322	$14.340	$14.816	$12.547	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	23	22	27	42	52	91	—	—

29

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Equity and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.038	$21.922	$20.460	$16.630	$15.021	$15.449	$13.998	$11.601	$15.230	$14.958
Accumulation Unit Value at end of period	$23.799	$21.038	$21.922	$20.460	$16.630	$15.021	$15.449	$13.998	$11.601	$15.230
Number of Accumulation Units outstanding at end of period (in thousands)	55	68	74	91	119	199	99	160	189	263
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.642	$21.542	$20.135	$16.391	$14.827	$15.272	$13.859	$11.502	$15.124	$14.876
Accumulation Unit Value at end of period	$23.316	$20.642	$21.542	$20.135	$16.391	$14.827	$15.272	$13.859	$11.502	$15.124
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	44	80	89	111	17	17	16	13
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.511	$21.417	$20.028	$16.312	$14.763	$15.213	$13.813	$11.470	$15.089	$14.848
Accumulation Unit Value at end of period	$23.157	$20.511	$21.417	$20.028	$16.312	$14.763	$15.213	$13.813	$11.470	$15.089
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	17	21	26	45	13	12	17	17
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.125	$21.045	$19.710	$16.077	$14.572	$15.040	$13.675	$11.373	$14.984	$14.767
Accumulation Unit Value at end of period	$22.688	$20.125	$21.045	$19.710	$16.077	$14.572	$15.040	$13.675	$11.373	$14.984
Number of Accumulation Units outstanding at end of period (in thousands)	44	47	54	62	72	97	47	81	108	113
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.125	$21.045	$19.710	$16.077	$14.572	$15.040	$13.675	$11.373	$14.984	$14.767
Accumulation Unit Value at end of period	$22.688	$20.125	$21.045	$19.710	$16.077	$14.572	$15.040	$13.675	$11.373	$14.984
Number of Accumulation Units outstanding at end of period (in thousands)	44	47	54	62	72	97	47	81	108	113
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.747	$20.680	$19.397	$15.846	$14.384	$14.868	$13.539	$11.277	$14.879	$14.686
Accumulation Unit Value at end of period	$22.227	$19.747	$20.680	$19.397	$15.846	$14.384	$14.868	$13.539	$11.277	$14.879
Number of Accumulation Units outstanding at end of period (in thousands)	44	54	64	77	145	211	125	158	186	176
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.747	$20.680	$19.397	$15.846	$14.384	$14.868	$13.539	$11.277	$14.879	$14.686
Accumulation Unit Value at end of period	$22.227	$19.747	$20.680	$19.397	$15.846	$14.384	$14.868	$13.539	$11.277	$14.879
Number of Accumulation Units outstanding at end of period (in thousands)	44	54	64	77	145	211	125	158	186	176
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.622	$20.560	$19.294	$15.769	$14.321	$14.811	$13.494	$11.245	$14.844	$14.659
Accumulation Unit Value at end of period	$22.076	$19.622	$20.560	$19.294	$15.769	$14.321	$14.811	$13.494	$11.245	$14.844
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	3	10	10	5	—	—	2	2
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.375	$20.322	$19.089	$15.617	$14.198	$14.698	$13.404	$11.181	$14.775	$14.605
Accumulation Unit Value at end of period	$21.776	$19.375	$20.322	$19.089	$15.617	$14.198	$14.698	$13.404	$11.181	$14.775
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	13	17	25	37	32	41	41	51
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.253	$20.203	$18.988	$15.542	$14.136	$14.641	$13.360	$11.149	$14.741	$14.579
Accumulation Unit Value at end of period	$21.628	$19.253	$20.203	$18.988	$15.542	$14.136	$14.641	$13.360	$11.149	$14.741
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	12	11	14	18	9	9	8	8

30

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.253	$20.203	$18.988	$15.542	$14.136	$14.641	$13.360	$11.149	$14.741	$14.579
Accumulation Unit Value at end of period	$21.628	$19.253	$20.203	$18.988	$15.542	$14.136	$14.641	$13.360	$11.149	$14.741
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	12	11	14	18	9	9	8	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.131	$20.086	$18.887	$15.467	$14.075	$14.585	$13.315	$11.118	$—	$—
Accumulation Unit Value at end of period	$21.481	$19.131	$20.086	$18.887	$15.467	$14.075	$14.585	$13.315	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	20	23	23	21	14	46	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.903	$19.866	$18.699	$15.329	$13.963	$14.483	$13.235	$11.062	$14.648	$14.508
Accumulation Unit Value at end of period	$21.203	$18.903	$19.866	$18.699	$15.329	$13.963	$14.483	$13.235	$11.062	$14.648
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	46	50	52	44	41	15	1	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.790	$19.757	$18.606	$15.260	$13.907	$14.433	$13.196	$11.035	$—	$—
Accumulation Unit Value at end of period	$21.066	$18.790	$19.757	$18.606	$15.260	$13.907	$14.433	$13.196	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	14	18	50	49	51	54	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.653	$19.623	$18.488	$15.171	$13.833	$14.363	$13.139	$10.993	$—	$—
Accumulation Unit Value at end of period	$20.901	$18.653	$19.623	$18.488	$15.171	$13.833	$14.363	$13.139	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	7	7	6	7	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.320	$19.302	$18.213	$14.968	$13.668	$14.213	$13.021	$10.910	$—	$—
Accumulation Unit Value at end of period	$20.498	$18.320	$19.302	$18.213	$14.968	$13.668	$14.213	$13.021	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	15	17	25	27	6	12	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Government Money Market Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.973	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.877	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.970	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.864	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.969	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.860	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	—	—	—	—	—	—	—	—	—

31

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.966	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.847	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.966	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.847	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.964	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.835	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	356	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.964	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.835	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	356	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.963	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.831	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.961	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.822	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.960	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.818	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.960	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.818	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.959	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.814	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.957	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.806	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—	—	—	—

32

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.956	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.802	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.955	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.798	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.953	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.785	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.989	$24.136	$22.280	$16.907	$15.009	$15.589	$14.105	$11.536	$17.275	$17.104
Accumulation Unit Value at end of period	$27.047	$22.989	$24.136	$22.280	$16.907	$15.009	$15.589	$14.105	$11.536	$17.275
Number of Accumulation Units outstanding at end of period (in thousands)	73	81	91	128	189	266	312	377	425	523
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.463	$23.619	$21.836	$16.595	$14.754	$15.347	$13.906	$11.391	$17.084	$16.940
Accumulation Unit Value at end of period	$26.388	$22.463	$23.619	$21.836	$16.595	$14.754	$15.347	$13.906	$11.391	$17.084
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	35	50	59	74	87	123	164	208
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.313	$23.473	$21.712	$16.509	$14.685	$15.282	$13.855	$11.355	$17.038	$16.903
Accumulation Unit Value at end of period	$26.199	$22.313	$23.473	$21.712	$16.509	$14.685	$15.282	$13.855	$11.355	$17.038
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	27	51	59	77	102	104	118	138
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045	$13.661	$11.212	$16.849	$16.741
Accumulation Unit Value at end of period	$25.561	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045	$13.661	$11.212	$16.849
Number of Accumulation Units outstanding at end of period (in thousands)	78	90	104	138	200	273	442	609	682	1,065
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045	$13.661	$11.212	$16.849	$16.741
Accumulation Unit Value at end of period	$25.561	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045	$13.661	$11.212	$16.849
Number of Accumulation Units outstanding at end of period (in thousands)	78	90	104	138	200	273	442	609	682	1,065
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.368	$22.547	$20.917	$15.953	$14.233	$14.856	$13.509	$11.105	$16.712	$16.630
Accumulation Unit Value at end of period	$25.014	$21.368	$22.547	$20.917	$15.953	$14.233	$14.856	$13.509	$11.105	$16.712
Number of Accumulation Units outstanding at end of period (in thousands)	126	145	184	246	419	551	737	916	1,044	987

33

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.368	$22.547	$20.917	$15.953	$14.233	$14.856	$13.509	$11.105	$16.712	$16.630
Accumulation Unit Value at end of period	$25.014	$21.368	$22.547	$20.917	$15.953	$14.233	$14.856	$13.509	$11.105	$16.712
Number of Accumulation Units outstanding at end of period (in thousands)	126	145	184	246	419	551	737	916	1,044	987
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.225	$22.407	$20.798	$15.870	$14.166	$14.794	$13.459	$11.069	$16.667	$16.594
Accumulation Unit Value at end of period	$24.835	$21.225	$22.407	$20.798	$15.870	$14.166	$14.794	$13.459	$11.069	$16.667
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	15	17	18	28	34	48	64
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.934	$22.122	$20.555	$15.699	$14.028	$14.664	$13.355	$10.994	$16.571	$16.514
Accumulation Unit Value at end of period	$24.470	$20.934	$22.122	$20.555	$15.699	$14.028	$14.664	$13.355	$10.994	$16.571
Number of Accumulation Units outstanding at end of period (in thousands)	29	41	45	77	108	140	192	239	289	406
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.802	$21.994	$20.445	$15.624	$13.967	$14.608	$13.310	$10.963	$16.532	$16.484
Accumulation Unit Value at end of period	$24.303	$20.802	$21.994	$20.445	$15.624	$13.967	$14.608	$13.310	$10.963	$16.532
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	21	24	34	41	52	59	66	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.802	$21.994	$20.445	$15.624	$13.967	$14.608	$13.310	$10.963	$16.532	$16.484
Accumulation Unit Value at end of period	$24.303	$20.802	$21.994	$20.445	$15.624	$13.967	$14.608	$13.310	$10.963	$16.532
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	21	24	34	41	52	59	66	97
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.671	$21.866	$20.337	$15.548	$13.907	$14.552	$13.266	$10.932	$—	$—
Accumulation Unit Value at end of period	$24.138	$20.671	$21.866	$20.337	$15.548	$13.907	$14.552	$13.266	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	95	113	123	130	122	130	109	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.424	$21.627	$20.134	$15.409	$13.796	$14.451	$13.187	$10.878	$16.428	$16.404
Accumulation Unit Value at end of period	$23.826	$20.424	$21.627	$20.134	$15.409	$13.796	$14.451	$13.187	$10.878	$16.428
Number of Accumulation Units outstanding at end of period (in thousands)	43	50	57	63	70	70	65	50	16	9
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.302	$21.508	$20.034	$15.340	$13.741	$14.400	$13.147	$10.850	$—	$—
Accumulation Unit Value at end of period	$23.672	$20.302	$21.508	$20.034	$15.340	$13.741	$14.400	$13.147	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	39	44	56	67	87	98	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.154	$21.361	$19.907	$15.250	$13.668	$14.331	$13.090	$10.809	$—	$—
Accumulation Unit Value at end of period	$23.487	$20.154	$21.361	$19.907	$15.250	$13.668	$14.331	$13.090	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	25	29	29	36	45	47	—	—

34

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.794	$21.012	$19.611	$15.046	$13.505	$14.181	$12.973	$10.728	$—	$—
Accumulation Unit Value at end of period	$23.033	$19.794	$21.012	$19.611	$15.046	$13.505	$14.181	$12.973	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	31	36	40	62	82	108	157	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.309	$11.856	$11.830	$11.223	$9.723	$10.190	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.390	$11.309	$11.856	$11.830	$11.223	$9.723	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	64	79	133	154	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.228	$11.788	$11.781	$11.193	$9.711	$10.188	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.283	$11.228	$11.788	$11.781	$11.193	$9.711	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	53	69	86	80	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.201	$11.766	$11.765	$11.183	$9.707	$10.188	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.247	$11.201	$11.766	$11.765	$11.183	$9.707	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	15	19	28	33	30	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.121	$11.699	$11.715	$11.153	$9.696	$10.186	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.141	$11.121	$11.699	$11.715	$11.153	$9.696	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	52	59	71	97	116	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.121	$11.699	$11.715	$11.153	$9.696	$10.186	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.141	$11.121	$11.699	$11.715	$11.153	$9.696	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	52	59	71	97	116	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.041	$11.633	$11.666	$11.123	$9.684	$10.184	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.036	$11.041	$11.633	$11.666	$11.123	$9.684	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	56	67	83	148	198	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.041	$11.633	$11.666	$11.123	$9.684	$10.184	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.036	$11.041	$11.633	$11.666	$11.123	$9.684	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	56	67	83	148	198	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.015	$11.611	$11.650	$11.113	$9.680	$10.183	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.002	$11.015	$11.611	$11.650	$11.113	$9.680	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	3	—	—	—	—

35

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.962	$11.567	$11.618	$11.093	$9.673	$10.182	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.932	$10.962	$11.567	$11.618	$11.093	$9.673	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	13	20	35	43	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.936	$11.545	$11.602	$11.083	$9.669	$10.181	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.898	$10.936	$11.545	$11.602	$11.083	$9.669	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	9	14	23	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.936	$11.545	$11.602	$11.083	$9.669	$10.181	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.898	$10.936	$11.545	$11.602	$11.083	$9.669	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	9	14	23	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.910	$11.523	$11.585	$11.073	$9.665	$10.181	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.863	$10.910	$11.523	$11.585	$11.073	$9.665	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	25	32	42	36	47	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.858	$11.480	$11.553	$11.053	$9.657	$10.179	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.795	$10.858	$11.480	$11.553	$11.053	$9.657	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	27	25	24	35	37	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.832	$11.458	$11.537	$11.043	$9.653	$10.179	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.761	$10.832	$11.458	$11.537	$11.043	$9.653	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	20	19	32	33	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.806	$11.436	$11.521	$11.033	$9.650	$10.178	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.727	$10.806	$11.436	$11.521	$11.033	$9.650	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	7	6	6	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.729	$11.371	$11.473	$11.004	$9.638	$10.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.625	$10.729	$11.371	$11.473	$11.004	$9.638	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	11	14	18	24	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.933	$20.026	$18.876	$14.027	$12.756	$14.286	$11.394	$7.396	$14.122	$12.190
Accumulation Unit Value at end of period	$19.749	$19.933	$20.026	$18.876	$14.027	$12.756	$14.286	$11.394	$7.396	$14.122
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	6	7	8	10	9	5	19

36

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.585	$19.706	$18.602	$13.844	$12.608	$14.142	$11.296	$7.344	$14.043	$12.140
Accumulation Unit Value at end of period	$19.375	$19.585	$19.706	$18.602	$13.844	$12.608	$14.142	$11.296	$7.344	$14.043
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	3	3	3	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.470	$19.600	$18.512	$13.784	$12.560	$14.094	$11.264	$7.326	$14.017	$12.123
Accumulation Unit Value at end of period	$19.252	$19.470	$19.600	$18.512	$13.784	$12.560	$14.094	$11.264	$7.326	$14.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.130	$19.287	$18.243	$13.604	$12.414	$13.952	$11.167	$7.274	$13.938	$12.073
Accumulation Unit Value at end of period	$18.887	$19.130	$19.287	$18.243	$13.604	$12.414	$13.952	$11.167	$7.274	$13.938
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	2	3	2	4	7	6	1	1
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.130	$19.287	$18.243	$13.604	$12.414	$13.952	$11.167	$7.274	$13.938	$12.073
Accumulation Unit Value at end of period	$18.887	$19.130	$19.287	$18.243	$13.604	$12.414	$13.952	$11.167	$7.274	$13.938
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	2	3	2	4	7	6	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.796	$18.978	$17.979	$13.427	$12.271	$13.812	$11.071	$7.223	$13.860	$12.024
Accumulation Unit Value at end of period	$18.529	$18.796	$18.978	$17.979	$13.427	$12.271	$13.812	$11.071	$7.223	$13.860
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	8	13	9	12	16	17	13	14
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.796	$18.978	$17.979	$13.427	$12.271	$13.812	$11.071	$7.223	$13.860	$12.024
Accumulation Unit Value at end of period	$18.529	$18.796	$18.978	$17.979	$13.427	$12.271	$13.812	$11.071	$7.223	$13.860
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	8	13	9	12	16	17	13	14
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.686	$18.876	$17.891	$13.368	$12.223	$13.765	$11.039	$7.205	$13.834	$12.007
Accumulation Unit Value at end of period	$18.412	$18.686	$18.876	$17.891	$13.368	$12.223	$13.765	$11.039	$7.205	$13.834
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.468	$18.675	$17.717	$13.252	$12.129	$13.672	$10.976	$7.171	$13.782	$11.974
Accumulation Unit Value at end of period	$18.178	$18.468	$18.675	$17.717	$13.252	$12.129	$13.672	$10.976	$7.171	$13.782
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	1	4	4	1	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.360	$18.575	$17.631	$13.194	$12.082	$13.626	$10.944	$7.154	$13.756	$11.958
Accumulation Unit Value at end of period	$18.063	$18.360	$18.575	$17.631	$13.194	$12.082	$13.626	$10.944	$7.154	$13.756
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.360	$18.575	$17.631	$13.194	$12.082	$13.626	$10.944	$7.154	$13.756	$11.958
Accumulation Unit Value at end of period	$18.063	$18.360	$18.575	$17.631	$13.194	$12.082	$13.626	$10.944	$7.154	$13.756
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—

37

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.252	$18.475	$17.546	$13.136	$12.035	$13.580	$10.913	$7.137	$—	$—
Accumulation Unit Value at end of period	$17.948	$18.252	$18.475	$17.546	$13.136	$12.035	$13.580	$10.913	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	2	3	1	5	4	4	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.039	$18.277	$17.375	$13.022	$11.943	$13.489	$10.850	$7.103	$13.679	$11.908
Accumulation Unit Value at end of period	$17.721	$18.039	$18.277	$17.375	$13.022	$11.943	$13.489	$10.850	$7.103	$13.679
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	5	7	8	3	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.933	$18.179	$17.291	$12.965	$11.896	$13.444	$10.819	$7.087	$—	$—
Accumulation Unit Value at end of period	$17.608	$17.933	$18.179	$17.291	$12.965	$11.896	$13.444	$10.819	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	6	7	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.828	$18.082	$17.207	$12.908	$11.850	$13.398	$10.788	$7.070	$—	$—
Accumulation Unit Value at end of period	$17.496	$17.828	$18.082	$17.207	$12.908	$11.850	$13.398	$10.788	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.517	$17.793	$16.957	$12.740	$11.713	$13.263	$10.695	$7.020	$—	$—
Accumulation Unit Value at end of period	$17.165	$17.517	$17.793	$16.957	$12.740	$11.713	$13.263	$10.695	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	1	—	1	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.182	$10.551	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.172	$10.182	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	37	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.168	$10.549	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.140	$10.168	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.163	$10.548	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.129	$10.163	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	27	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.149	$10.545	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.097	$10.149	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	—	—	—	—	—	—	—	—

38

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.149	$10.545	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.097	$10.149	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.136	$10.543	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.065	$10.136	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.136	$10.543	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.065	$10.136	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.131	$10.542	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.054	$10.131	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.122	$10.541	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.033	$10.122	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.117	$10.540	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.023	$10.117	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	3	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.117	$10.540	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.023	$10.117	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	3	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.112	$10.539	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.012	$10.112	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.103	$10.537	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.991	$10.103	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	3	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.098	$10.537	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.981	$10.098	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	—	—	—	—	—	—	—	—

39

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.094	$10.536	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.970	$10.094	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	7	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.080	$10.533	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.938	$10.080	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.266	$10.633	$9.907	$7.349	$6.355	$6.472	$5.696	$4.200	$6.813	$5.707
Accumulation Unit Value at end of period	$11.370	$11.266	$10.633	$9.907	$7.349	$6.355	$6.472	$5.696	$4.200	$6.813
Number of Accumulation Units outstanding at end of period (in thousands)	42	38	38	66	80	94	119	148	202	264
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.008	$10.405	$9.710	$7.213	$6.247	$6.371	$5.616	$4.147	$6.737	$5.652
Accumulation Unit Value at end of period	$11.093	$11.008	$10.405	$9.710	$7.213	$6.247	$6.371	$5.616	$4.147	$6.737
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	31	37	47	52	74	79	99	127
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.935	$10.341	$9.655	$7.176	$6.218	$6.345	$5.595	$4.134	$6.719	$5.640
Accumulation Unit Value at end of period	$11.013	$10.935	$10.341	$9.655	$7.176	$6.218	$6.345	$5.595	$4.134	$6.719
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	30	38	38	36	49	62	75	87
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.685	$10.119	$9.462	$7.043	$6.112	$6.246	$5.517	$4.082	$6.644	$5.586
Accumulation Unit Value at end of period	$10.745	$10.685	$10.119	$9.462	$7.043	$6.112	$6.246	$5.517	$4.082	$6.644
Number of Accumulation Units outstanding at end of period (in thousands)	27	35	41	44	89	84	134	169	212	299
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.685	$10.119	$9.462	$7.043	$6.112	$6.246	$5.517	$4.082	$6.644	$5.586
Accumulation Unit Value at end of period	$10.745	$10.685	$10.119	$9.462	$7.043	$6.112	$6.246	$5.517	$4.082	$6.644
Number of Accumulation Units outstanding at end of period (in thousands)	27	35	41	44	89	84	134	169	212	299
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.472	$9.932	$9.301	$6.934	$6.026	$6.168	$5.456	$4.043	$6.591	$5.549
Accumulation Unit Value at end of period	$10.515	$10.472	$9.932	$9.301	$6.934	$6.026	$6.168	$5.456	$4.043	$6.591
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	52	79	119	145	175	229	240	215
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.472	$9.932	$9.301	$6.934	$6.026	$6.168	$5.456	$4.043	$6.591	$5.549
Accumulation Unit Value at end of period	$10.515	$10.472	$9.932	$9.301	$6.934	$6.026	$6.168	$5.456	$4.043	$6.591
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	52	79	119	145	175	229	240	215

40

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.402	$9.871	$9.248	$6.898	$5.998	$6.142	$5.435	$4.030	$6.573	$5.537
Accumulation Unit Value at end of period	$10.439	$10.402	$9.871	$9.248	$6.898	$5.998	$6.142	$5.435	$4.030	$6.573
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	7	51
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.346	$14.578	$13.672	$10.207	$8.884	$9.107	$8.067	$5.987	$9.775	$8.242
Accumulation Unit Value at end of period	$15.387	$15.346	$14.578	$13.672	$10.207	$8.884	$9.107	$8.067	$5.987	$9.775
Number of Accumulation Units outstanding at end of period (in thousands)	—	5	5	4	2	13	16	19	30	25
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.194	$9.689	$9.091	$6.791	$5.913	$6.065	$5.375	$3.991	$6.519	$5.500
Accumulation Unit Value at end of period	$10.216	$10.194	$9.689	$9.091	$6.791	$5.913	$6.065	$5.375	$3.991	$6.519
Number of Accumulation Units outstanding at end of period (in thousands)	42	45	45	50	51	53	84	95	93	84
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.194	$9.689	$9.091	$6.791	$5.913	$6.065	$5.375	$3.991	$6.519	$5.500
Accumulation Unit Value at end of period	$10.216	$10.194	$9.689	$9.091	$6.791	$5.913	$6.065	$5.375	$3.991	$6.519
Number of Accumulation Units outstanding at end of period (in thousands)	42	45	45	50	51	53	84	95	93	84
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.130	$9.632	$9.043	$6.758	$5.888	$6.042	$5.357	$3.980	$—	$—
Accumulation Unit Value at end of period	$10.147	$10.130	$9.632	$9.043	$6.758	$5.888	$6.042	$5.357	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	10	17	13	16	19	26	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595	$8.107
Accumulation Unit Value at end of period	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	10	12	18	17	24	20	16	3
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$—	$—
Accumulation Unit Value at end of period	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	3	4	9	12	26	57	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$3.935	$—	$—
Accumulation Unit Value at end of period	$9.873	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	8	8	8	8	27	11	14	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.700	$9.256	$8.720	$6.540	$5.718	$5.887	$5.239	$3.905	$—	$—
Accumulation Unit Value at end of period	$9.682	$9.700	$9.256	$8.720	$6.540	$5.718	$5.887	$5.239	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	21	21	22	38	44	55	—	—

41

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.381	$15.579	$14.247	$10.952	$9.328	$9.680	$8.845	$7.075	$10.733	$9.877
Accumulation Unit Value at end of period	$16.453	$15.381	$15.579	$14.247	$10.952	$9.328	$9.680	$8.845	$7.075	$10.733
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	43	67	98	137	204	237	265	343
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.029	$15.245	$13.962	$10.749	$9.169	$9.530	$8.720	$6.986	$10.614	$9.782
Accumulation Unit Value at end of period	$16.052	$15.029	$15.245	$13.962	$10.749	$9.169	$9.530	$8.720	$6.986	$10.614
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	13	15	16	17	27	41	55	82
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.928	$15.151	$13.883	$10.694	$9.126	$9.490	$8.688	$6.964	$10.585	$9.761
Accumulation Unit Value at end of period	$15.937	$14.928	$15.151	$13.883	$10.694	$9.126	$9.490	$8.688	$6.964	$10.585
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	20	20	27	34	39	54	68	77
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.587	$14.827	$13.606	$10.496	$8.971	$9.342	$8.566	$6.876	$10.468	$9.667
Accumulation Unit Value at end of period	$15.549	$14.587	$14.827	$13.606	$10.496	$8.971	$9.342	$8.566	$6.876	$10.468
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	37	48	57	83	110	162	180	219
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.587	$14.827	$13.606	$10.496	$8.971	$9.342	$8.566	$6.876	$10.468	$9.667
Accumulation Unit Value at end of period	$15.549	$14.587	$14.827	$13.606	$10.496	$8.971	$9.342	$8.566	$6.876	$10.468
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	37	48	57	83	110	162	180	219
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.296	$14.553	$13.375	$10.333	$8.845	$9.225	$8.471	$6.810	$10.383	$9.603
Accumulation Unit Value at end of period	$15.216	$14.296	$14.553	$13.375	$10.333	$8.845	$9.225	$8.471	$6.810	$10.383
Number of Accumulation Units outstanding at end of period (in thousands)	36	47	58	83	143	204	261	309	328	332
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.296	$14.553	$13.375	$10.333	$8.845	$9.225	$8.471	$6.810	$10.383	$9.603
Accumulation Unit Value at end of period	$15.216	$14.296	$14.553	$13.375	$10.333	$8.845	$9.225	$8.471	$6.810	$10.383
Number of Accumulation Units outstanding at end of period (in thousands)	36	47	58	83	143	204	261	309	328	332
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.200	$14.463	$13.299	$10.279	$8.803	$9.186	$8.440	$6.789	$10.355	$9.582
Accumulation Unit Value at end of period	$15.107	$14.200	$14.463	$13.299	$10.279	$8.803	$9.186	$8.440	$6.789	$10.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	5	8	4	9
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.939	$14.211	$13.080	$10.120	$8.676	$9.062	$8.334	$6.710	$10.246	$9.490
Accumulation Unit Value at end of period	$14.814	$13.939	$14.211	$13.080	$10.120	$8.676	$9.062	$8.334	$6.710	$10.246
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	12	33	38	46	51	60	71	80
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.917	$14.196	$13.073	$10.120	$8.680	$9.071	$8.346	$6.724	$10.271	$9.518
Accumulation Unit Value at end of period	$14.784	$13.917	$14.196	$13.073	$10.120	$8.680	$9.071	$8.346	$6.724	$10.271
Number of Accumulation Units outstanding at end of period (in thousands)	5	13	17	18	19	23	26	40	63	68

42

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.917	$14.196	$13.073	$10.120	$8.680	$9.071	$8.346	$6.724	$10.271	$9.518
Accumulation Unit Value at end of period	$14.784	$13.917	$14.196	$13.073	$10.120	$8.680	$9.071	$8.346	$6.724	$10.271
Number of Accumulation Units outstanding at end of period (in thousands)	5	13	17	18	19	23	26	40	63	68
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.829	$14.113	$13.003	$10.071	$8.642	$9.036	$8.319	$6.704	$—	$—
Accumulation Unit Value at end of period	$14.683	$13.829	$14.113	$13.003	$10.071	$8.642	$9.036	$8.319	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	36	35	48	46	28	26	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058	$9.335
Accumulation Unit Value at end of period	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	8	5	5	8	7	15	1	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$—	$—
Accumulation Unit Value at end of period	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	10	7	14	14	15	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$—	$—
Accumulation Unit Value at end of period	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	7	8	7	7	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.243	$13.562	$12.539	$9.746	$8.392	$8.806	$8.135	$6.579	$—	$—
Accumulation Unit Value at end of period	$14.011	$13.243	$13.562	$12.539	$9.746	$8.392	$8.806	$8.135	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	9	11	17	24	43	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.146	$10.392	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.602	$10.146	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	37	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.132	$10.389	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.571	$10.132	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.127	$10.389	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.561	$10.127	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	11	—	—	—	—	—	—	—	—

43

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.113	$10.386	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.531	$10.113	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	21	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.113	$10.386	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.531	$10.113	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	21	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.099	$10.384	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.501	$10.099	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.099	$10.384	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.501	$10.099	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.095	$10.383	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.491	$10.095	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.085	$10.382	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.471	$10.085	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.081	$10.381	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.460	$10.081	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.081	$10.381	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.460	$10.081	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.076	$10.380	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.450	$10.076	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	32	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.067	$10.378	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.430	$10.067	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	—	—	—	—	—	—	—	—

44

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.062	$10.378	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.420	$10.062	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.058	$10.377	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.410	$10.058	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	15	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.044	$10.375	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.381	$10.044	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.340	$19.705	$18.436	$15.721	$14.344	$14.307	$13.211	$11.362	$14.813	$14.428
Accumulation Unit Value at end of period	$20.785	$19.340	$19.705	$18.436	$15.721	$14.344	$14.307	$13.211	$11.362	$14.813
Number of Accumulation Units outstanding at end of period (in thousands)	247	304	404	523	697	897	1,155	1,493	1,848	2,234
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.897	$19.283	$18.068	$15.430	$14.100	$14.085	$13.026	$11.219	$14.648	$14.290
Accumulation Unit Value at end of period	$20.279	$18.897	$19.283	$18.068	$15.430	$14.100	$14.085	$13.026	$11.219	$14.648
Number of Accumulation Units outstanding at end of period (in thousands)	142	154	193	252	287	348	425	482	601	787
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.771	$19.164	$17.966	$15.350	$14.034	$14.026	$12.978	$11.184	$14.609	$14.258
Accumulation Unit Value at end of period	$20.133	$18.771	$19.164	$17.966	$15.350	$14.034	$14.026	$12.978	$11.184	$14.609
Number of Accumulation Units outstanding at end of period (in thousands)	127	134	160	182	171	217	259	343	410	513
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.342	$18.754	$17.608	$15.067	$13.795	$13.808	$12.795	$11.043	$14.447	$14.121
Accumulation Unit Value at end of period	$19.643	$18.342	$18.754	$17.608	$15.067	$13.795	$13.808	$12.795	$11.043	$14.447
Number of Accumulation Units outstanding at end of period (in thousands)	299	366	431	539	703	887	1,164	1,497	1,776	2,554
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.342	$18.754	$17.608	$15.067	$13.795	$13.808	$12.795	$11.043	$14.447	$14.121
Accumulation Unit Value at end of period	$19.643	$18.342	$18.754	$17.608	$15.067	$13.795	$13.808	$12.795	$11.043	$14.447
Number of Accumulation Units outstanding at end of period (in thousands)	299	366	431	539	703	887	1,164	1,497	1,776	2,554
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.976	$18.408	$17.309	$14.833	$13.601	$13.635	$12.654	$10.937	$14.330	$14.028
Accumulation Unit Value at end of period	$19.223	$17.976	$18.408	$17.309	$14.833	$13.601	$13.635	$12.654	$10.937	$14.330
Number of Accumulation Units outstanding at end of period (in thousands)	191	252	332	515	817	1,061	1,273	1,546	1,789	1,731

45

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.976	$18.408	$17.309	$14.833	$13.601	$13.635	$12.654	$10.937	$14.330	$14.028
Accumulation Unit Value at end of period	$19.223	$17.976	$18.408	$17.309	$14.833	$13.601	$13.635	$12.654	$10.937	$14.330
Number of Accumulation Units outstanding at end of period (in thousands)	191	252	332	515	817	1,061	1,273	1,546	1,789	1,731
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.856	$18.294	$17.210	$14.756	$13.538	$13.577	$12.607	$10.902	$14.291	$13.997
Accumulation Unit Value at end of period	$19.085	$17.856	$18.294	$17.210	$14.756	$13.538	$13.577	$12.607	$10.902	$14.291
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	15	15	23	27	38	57	76	108
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.547	$17.995	$16.946	$14.544	$13.356	$13.409	$12.463	$10.789	$14.157	$13.879
Accumulation Unit Value at end of period	$18.736	$17.547	$17.995	$16.946	$14.544	$13.356	$13.409	$12.463	$10.789	$14.157
Number of Accumulation Units outstanding at end of period (in thousands)	37	48	64	107	169	216	286	352	410	578
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.500	$17.956	$16.918	$14.527	$13.348	$13.407	$12.467	$10.798	$14.176	$13.905
Accumulation Unit Value at end of period	$18.676	$17.500	$17.956	$16.918	$14.527	$13.348	$13.407	$12.467	$10.798	$14.176
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	48	59	81	94	206	247	319	294
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.500	$17.956	$16.918	$14.527	$13.348	$13.407	$12.467	$10.798	$14.176	$13.905
Accumulation Unit Value at end of period	$18.676	$17.500	$17.956	$16.918	$14.527	$13.348	$13.407	$12.467	$10.798	$14.176
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	48	59	81	94	206	247	319	294
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.390	$17.852	$16.828	$14.457	$13.290	$13.356	$12.426	$10.767	$—	$—
Accumulation Unit Value at end of period	$18.549	$17.390	$17.852	$16.828	$14.457	$13.290	$13.356	$12.426	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	240	223	237	238	207	212	218	258	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897	$13.652
Accumulation Unit Value at end of period	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897
Number of Accumulation Units outstanding at end of period (in thousands)	165	174	180	134	136	151	145	78	62	30
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$—	$—
Accumulation Unit Value at end of period	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	87	105	123	169	191	222	238	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$—	$—
Accumulation Unit Value at end of period	$18.049	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	43	48	57	78	87	94	—	—

46

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.652	$17.154	$16.227	$13.990	$12.906	$13.015	$12.151	$10.566	$—	$—
Accumulation Unit Value at end of period	$17.700	$16.652	$17.154	$16.227	$13.990	$12.906	$13.015	$12.151	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	87	83	100	129	177	209	259	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Morgan Stanley Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.509	$15.805	$15.919	$11.764	$11.033	$12.066	$9.247	$5.865	$11.493	$9.512
Accumulation Unit Value at end of period	$12.945	$14.509	$15.805	$15.919	$11.764	$11.033	$12.066	$9.247	$5.865	$11.493
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	36	52	73	86	190	135	139	182
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.177	$15.466	$15.601	$11.547	$10.846	$11.879	$9.116	$5.791	$11.366	$9.421
Accumulation Unit Value at end of period	$12.630	$14.177	$15.466	$15.601	$11.547	$10.846	$11.879	$9.116	$5.791	$11.366
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	16	20	20	30	33	34	35	50
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.082	$15.371	$15.512	$11.487	$10.795	$11.829	$9.083	$5.773	$11.335	$9.400
Accumulation Unit Value at end of period	$12.540	$14.082	$15.371	$15.512	$11.487	$10.795	$11.829	$9.083	$5.773	$11.335
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	9	27	12	16	18	24
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.760	$15.041	$15.203	$11.275	$10.611	$11.645	$8.955	$5.700	$11.209	$9.310
Accumulation Unit Value at end of period	$12.234	$13.760	$15.041	$15.203	$11.275	$10.611	$11.645	$8.955	$5.700	$11.209
Number of Accumulation Units outstanding at end of period (in thousands)	21	30	45	46	56	66	77	104	126	182
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.760	$15.041	$15.203	$11.275	$10.611	$11.645	$8.955	$5.700	$11.209	$9.310
Accumulation Unit Value at end of period	$12.234	$13.760	$15.041	$15.203	$11.275	$10.611	$11.645	$8.955	$5.700	$11.209
Number of Accumulation Units outstanding at end of period (in thousands)	21	30	45	46	56	66	77	104	126	182
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.486	$14.764	$14.945	$11.100	$10.462	$11.499	$8.856	$5.645	$11.119	$9.249
Accumulation Unit Value at end of period	$11.972	$13.486	$14.764	$14.945	$11.100	$10.462	$11.499	$8.856	$5.645	$11.119
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	22	55	75	92	101	131	116	89
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.486	$14.764	$14.945	$11.100	$10.462	$11.499	$8.856	$5.645	$11.119	$9.249
Accumulation Unit Value at end of period	$11.972	$13.486	$14.764	$14.945	$11.100	$10.462	$11.499	$8.856	$5.645	$11.119
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	22	55	75	92	101	131	116	89
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.396	$14.672	$14.860	$11.042	$10.413	$11.451	$8.823	$5.627	$11.089	$9.228
Accumulation Unit Value at end of period	$11.886	$13.396	$14.672	$14.860	$11.042	$10.413	$11.451	$8.823	$5.627	$11.089
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	8	18	21	23	8

47

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.212	$14.486	$14.685	$10.923	$10.312	$11.351	$8.755	$5.589	$11.025	$9.184
Accumulation Unit Value at end of period	$11.712	$13.212	$14.486	$14.685	$10.923	$10.312	$11.351	$8.755	$5.589	$11.025
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	5	8	11	17	13	16	27
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.129	$14.401	$14.607	$10.871	$10.267	$11.307	$8.726	$5.573	$10.999	$9.167
Accumulation Unit Value at end of period	$11.632	$13.129	$14.401	$14.607	$10.871	$10.267	$11.307	$8.726	$5.573	$10.999
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	7	9	10	10	9	16	13
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.129	$14.401	$14.607	$10.871	$10.267	$11.307	$8.726	$5.573	$10.999	$9.167
Accumulation Unit Value at end of period	$11.632	$13.129	$14.401	$14.607	$10.871	$10.267	$11.307	$8.726	$5.573	$10.999
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	7	9	10	10	9	16	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.046	$14.318	$14.530	$10.818	$10.223	$11.264	$8.697	$5.558	$—	$—
Accumulation Unit Value at end of period	$11.553	$13.046	$14.318	$14.530	$10.818	$10.223	$11.264	$8.697	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	17	23	20	20	27	14	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.890	$14.161	$14.385	$10.721	$10.141	$11.185	$8.644	$5.530	$10.929	$9.123
Accumulation Unit Value at end of period	$11.403	$12.890	$14.161	$14.385	$10.721	$10.141	$11.185	$8.644	$5.530	$10.929
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	16	21	23	20	22	17	4	4
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.813	$14.083	$14.313	$10.673	$10.101	$11.146	$8.619	$5.516	$—	$—
Accumulation Unit Value at end of period	$11.329	$12.813	$14.083	$14.313	$10.673	$10.101	$11.146	$8.619	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	7	13	22	20	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.719	$13.987	$14.223	$10.611	$10.047	$11.093	$8.581	$5.495	$—	$—
Accumulation Unit Value at end of period	$11.241	$12.719	$13.987	$14.223	$10.611	$10.047	$11.093	$8.581	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	4	4	5	7	5	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.492	$13.758	$14.011	$10.469	$9.927	$10.977	$8.504	$5.454	$—	$—
Accumulation Unit Value at end of period	$11.024	$12.492	$13.758	$14.011	$10.469	$9.927	$10.977	$8.504	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	7	7	7	7	7	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.678	$21.011	$23.205	$23.731	$21.242	$25.571	$22.029	$12.902	$27.642	$21.737
Accumulation Unit Value at end of period	$19.353	$16.678	$21.011	$23.205	$23.731	$21.242	$25.571	$22.029	$12.902	$27.642
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	19	23	39	49	67	103	82	112

48

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.296	$20.561	$22.742	$23.292	$20.881	$25.173	$21.719	$12.739	$27.336	$21.528
Accumulation Unit Value at end of period	$18.881	$16.296	$20.561	$22.742	$23.292	$20.881	$25.173	$21.719	$12.739	$27.336
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	12	12	13	15	16	20	24	35
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.187	$20.434	$22.613	$23.171	$20.783	$25.068	$21.639	$12.699	$27.262	$21.481
Accumulation Unit Value at end of period	$18.746	$16.187	$20.434	$22.613	$23.171	$20.783	$25.068	$21.639	$12.699	$27.262
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	11	11	16	23	23	25	32
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.817	$19.996	$22.162	$22.743	$20.430	$24.679	$21.335	$12.539	$26.960	$21.275
Accumulation Unit Value at end of period	$18.289	$15.817	$19.996	$22.162	$22.743	$20.430	$24.679	$21.335	$12.539	$26.960
Number of Accumulation Units outstanding at end of period (in thousands)	22	26	30	32	42	72	84	107	162	222
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.817	$19.996	$22.162	$22.743	$20.430	$24.679	$21.335	$12.539	$26.960	$21.275
Accumulation Unit Value at end of period	$18.289	$15.817	$19.996	$22.162	$22.743	$20.430	$24.679	$21.335	$12.539	$26.960
Number of Accumulation Units outstanding at end of period (in thousands)	22	26	30	32	42	72	84	107	162	222
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.501	$19.627	$21.786	$22.390	$20.143	$24.369	$21.099	$12.419	$26.742	$21.135
Accumulation Unit Value at end of period	$17.898	$15.501	$19.627	$21.786	$22.390	$20.143	$24.369	$21.099	$12.419	$26.742
Number of Accumulation Units outstanding at end of period (in thousands)	27	33	41	94	177	208	260	297	204	208
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.501	$19.627	$21.786	$22.390	$20.143	$24.369	$21.099	$12.419	$26.742	$21.135
Accumulation Unit Value at end of period	$17.898	$15.501	$19.627	$21.786	$22.390	$20.143	$24.369	$21.099	$12.419	$26.742
Number of Accumulation Units outstanding at end of period (in thousands)	27	33	41	94	177	208	260	297	204	208
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.398	$19.505	$21.662	$22.274	$20.048	$24.267	$21.021	$12.379	$26.670	$21.088
Accumulation Unit Value at end of period	$17.769	$15.398	$19.505	$21.662	$22.274	$20.048	$24.267	$21.021	$12.379	$26.670
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	5	10	15	15	36
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.306	$18.141	$20.167	$20.757	$18.702	$22.660	$19.648	$11.582	$24.978	$19.770
Accumulation Unit Value at end of period	$16.493	$14.306	$18.141	$20.167	$20.757	$18.702	$22.660	$19.648	$11.582	$24.978
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	12	15	17	20	24	32	38	65
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.091	$19.145	$21.294	$21.929	$19.767	$23.962	$20.788	$12.260	$26.454	$20.949
Accumulation Unit Value at end of period	$17.389	$15.091	$19.145	$21.294	$21.929	$19.767	$23.962	$20.788	$12.260	$26.454
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	19	21	22	23	38	38	41	35
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.091	$19.145	$21.294	$21.929	$19.767	$23.962	$20.788	$12.260	$26.454	$20.949
Accumulation Unit Value at end of period	$17.389	$15.091	$19.145	$21.294	$21.929	$19.767	$23.962	$20.788	$12.260	$26.454
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	19	21	22	23	38	38	41	35

49

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.995	$19.034	$21.181	$21.823	$19.682	$23.871	$20.719	$12.226	$—	$—
Accumulation Unit Value at end of period	$17.271	$14.995	$19.034	$21.181	$21.823	$19.682	$23.871	$20.719	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	28	36	43	39	30	28	33	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519	$19.446
Accumulation Unit Value at end of period	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	21	21	23	32	18	9	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$—	$—
Accumulation Unit Value at end of period	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	13	14	14	10	18	21	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$—	$—
Accumulation Unit Value at end of period	$16.805	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	11	11	15	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.359	$18.290	$20.425	$21.118	$19.112	$23.262	$20.261	$11.997	$—	$—
Accumulation Unit Value at end of period	$16.480	$14.359	$18.290	$20.425	$21.118	$19.112	$23.262	$20.261	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	14	20	21	25	31	45	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.838	$16.107	$16.824	$13.055	$10.946	$11.945	$11.290	$8.742	$15.386	$15.261
Accumulation Unit Value at end of period	$16.023	$14.838	$16.107	$16.824	$13.055	$10.946	$11.945	$11.290	$8.742	$15.386
Number of Accumulation Units outstanding at end of period (in thousands)	54	61	81	109	145	189	236	284	324	429
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.498	$15.762	$16.488	$12.813	$10.760	$11.759	$11.132	$8.632	$15.216	$15.114
Accumulation Unit Value at end of period	$15.633	$14.498	$15.762	$16.488	$12.813	$10.760	$11.759	$11.132	$8.632	$15.216
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	24	26	40	54	68	83	99	128
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.402	$15.665	$16.395	$12.747	$10.709	$11.710	$11.091	$8.605	$15.175	$15.081
Accumulation Unit Value at end of period	$15.521	$14.402	$15.665	$16.395	$12.747	$10.709	$11.710	$11.091	$8.605	$15.175
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	7	17	24	33	35	52	86
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.072	$15.329	$16.068	$12.511	$10.527	$11.528	$10.935	$8.496	$15.006	$14.936
Accumulation Unit Value at end of period	$15.143	$14.072	$15.329	$16.068	$12.511	$10.527	$11.528	$10.935	$8.496	$15.006
Number of Accumulation Units outstanding at end of period (in thousands)	38	55	64	88	130	158	190	291	359	507

50

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.072	$15.329	$16.068	$12.511	$10.527	$11.528	$10.935	$8.496	$15.006	$14.936
Accumulation Unit Value at end of period	$15.143	$14.072	$15.329	$16.068	$12.511	$10.527	$11.528	$10.935	$8.496	$15.006
Number of Accumulation Units outstanding at end of period (in thousands)	38	55	64	88	130	158	190	291	359	507
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.791	$15.046	$15.795	$12.317	$10.379	$11.383	$10.814	$8.415	$14.885	$14.837
Accumulation Unit Value at end of period	$14.819	$13.791	$15.046	$15.795	$12.317	$10.379	$11.383	$10.814	$8.415	$14.885
Number of Accumulation Units outstanding at end of period (in thousands)	78	93	111	146	294	395	467	563	645	656
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.791	$15.046	$15.795	$12.317	$10.379	$11.383	$10.814	$8.415	$14.885	$14.837
Accumulation Unit Value at end of period	$14.819	$13.791	$15.046	$15.795	$12.317	$10.379	$11.383	$10.814	$8.415	$14.885
Number of Accumulation Units outstanding at end of period (in thousands)	78	93	111	146	294	395	467	563	645	656
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.699	$14.953	$15.705	$12.253	$10.331	$11.336	$10.774	$8.388	$14.845	$14.805
Accumulation Unit Value at end of period	$14.712	$13.699	$14.953	$15.705	$12.253	$10.331	$11.336	$10.774	$8.388	$14.845
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	10	14	15	21	26	32	44
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.071	$15.374	$16.164	$12.624	$10.654	$11.702	$11.133	$8.676	$15.370	$15.344
Accumulation Unit Value at end of period	$15.097	$14.071	$15.374	$16.164	$12.624	$10.654	$11.702	$11.133	$8.676	$15.370
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	43	51	63	86	107	134	148
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.426	$14.677	$15.438	$12.063	$10.186	$11.193	$10.654	$8.307	$14.725	$14.707
Accumulation Unit Value at end of period	$14.397	$13.426	$14.677	$15.438	$12.063	$10.186	$11.193	$10.654	$8.307	$14.725
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	25	27	30	36	41	61	68	89
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.426	$14.677	$15.438	$12.063	$10.186	$11.193	$10.654	$8.307	$14.725	$14.707
Accumulation Unit Value at end of period	$14.397	$13.426	$14.677	$15.438	$12.063	$10.186	$11.193	$10.654	$8.307	$14.725
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	25	27	30	36	41	61	68	89
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.341	$14.592	$15.356	$12.005	$10.142	$11.151	$10.619	$8.284	$—	$—
Accumulation Unit Value at end of period	$14.299	$13.341	$14.592	$15.356	$12.005	$10.142	$11.151	$10.619	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	42	47	52	32	29	42	57	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088	$15.093
Accumulation Unit Value at end of period	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	22	22	39	47	58	47	13	7
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$—	$—
Accumulation Unit Value at end of period	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	38	42	46	52	52	55	—	—

51

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$—	$—
Accumulation Unit Value at end of period	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	11	10	14	19	30	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.775	$14.021	$14.808	$11.617	$9.848	$10.866	$10.384	$8.129	$—	$—
Accumulation Unit Value at end of period	$13.645	$12.775	$14.021	$14.808	$11.617	$9.848	$10.866	$10.384	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	23	25	37	59	78	106	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Core Plus Fixed Income Portfolio Cl I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.113	$16.463	$15.495	$15.779	$14.636	$14.063	$13.323	$12.335	$13.944	$13.423
Accumulation Unit Value at end of period	$16.843	$16.113	$16.463	$15.495	$15.779	$14.636	$14.063	$13.323	$12.335	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	162	203	262	352	486	593	748	950	1,146	1,542
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.439	$10.686	$10.084	$9.893	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.886	$10.439	$10.686	$10.084	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	72	89	126	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.328	$16.708	$15.749	$16.062	$14.921	$14.358	$13.623	$12.632	$14.301	$13.787
Accumulation Unit Value at end of period	$17.042	$16.328	$16.708	$15.749	$16.062	$14.921	$14.358	$13.623	$12.632	$14.301
Number of Accumulation Units outstanding at end of period (in thousands)	63	69	99	104	146	154	221	262	346	503
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.400	$10.662	$10.077	$9.890	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.829	$10.400	$10.662	$10.077	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	31	31	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.639	$16.011	$15.100	$15.407	$14.320	$13.787	$13.088	$12.141	$13.753	$13.265
Accumulation Unit Value at end of period	$16.315	$15.639	$16.011	$15.100	$15.407	$14.320	$13.787	$13.088	$12.141	$13.753
Number of Accumulation Units outstanding at end of period (in thousands)	118	126	144	155	159	178	183	214	201	268
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.387	$10.653	$10.074	$9.889	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.810	$10.387	$10.653	$10.074	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	23	28	30	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.848	$16.250	$15.347	$15.684	$14.598	$14.076	$13.383	$12.433	$14.105	$13.625
Accumulation Unit Value at end of period	$16.508	$15.848	$16.250	$15.347	$15.684	$14.598	$14.076	$13.383	$12.433	$14.105
Number of Accumulation Units outstanding at end of period (in thousands)	140	177	206	249	363	429	596	847	1,001	1,343
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.348	$10.629	$10.066	$9.886	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.753	$10.348	$10.629	$10.066	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	54	77	97	—	—	—	—	—	—

52

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.848	$16.250	$15.347	$15.684	$14.598	$14.076	$13.383	$12.433	$14.105	$13.625
Accumulation Unit Value at end of period	$16.508	$15.848	$16.250	$15.347	$15.684	$14.598	$14.076	$13.383	$12.433	$14.105
Number of Accumulation Units outstanding at end of period (in thousands)	140	177	206	249	363	429	596	847	1,001	1,343
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.348	$10.629	$10.066	$9.886	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.753	$10.348	$10.629	$10.066	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	54	77	97	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.469	$15.885	$15.026	$15.378	$14.335	$13.843	$13.181	$12.264	$13.934	$13.480
Accumulation Unit Value at end of period	$16.090	$15.469	$15.885	$15.026	$15.378	$14.335	$13.843	$13.181	$12.264	$13.934
Number of Accumulation Units outstanding at end of period (in thousands)	123	143	176	265	418	557	768	1,058	995	937
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.309	$10.605	$10.059	$9.883	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.697	$10.309	$10.605	$10.059	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	35	42	60	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.469	$15.885	$15.026	$15.378	$14.335	$13.843	$13.181	$12.264	$13.934	$13.480
Accumulation Unit Value at end of period	$16.090	$15.469	$15.885	$15.026	$15.378	$14.335	$13.843	$13.181	$12.264	$13.934
Number of Accumulation Units outstanding at end of period (in thousands)	123	143	176	265	418	557	768	1,058	995	937
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.309	$10.605	$10.059	$9.883	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.697	$10.309	$10.605	$10.059	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	35	42	60	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.428	$15.851	$15.001	$15.360	$14.326	$13.841	$13.185	$12.275	$13.953	$13.505
Accumulation Unit Value at end of period	$16.039	$15.428	$15.851	$15.001	$15.360	$14.326	$13.841	$13.185	$12.275	$13.953
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	23	23	27	28	26	33	37	78
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.296	$10.597	$10.056	$9.882	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.678	$10.296	$10.597	$10.056	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	11	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.161	$15.592	$14.771	$15.140	$14.134	$13.669	$13.035	$12.147	$13.821	$13.391
Accumulation Unit Value at end of period	$15.745	$15.161	$15.592	$14.771	$15.140	$14.134	$13.669	$13.035	$12.147	$13.821
Number of Accumulation Units outstanding at end of period (in thousands)	66	85	123	155	215	276	312	393	380	344
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.270	$10.581	$10.051	$9.880	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.641	$10.270	$10.581	$10.051	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	24	32	—	—	—	—	—	—

53

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.121	$15.559	$14.746	$15.122	$14.125	$13.667	$13.040	$12.157	$13.840	$13.416
Accumulation Unit Value at end of period	$15.696	$15.121	$15.559	$14.746	$15.122	$14.125	$13.667	$13.040	$12.157	$13.840
Number of Accumulation Units outstanding at end of period (in thousands)	43	50	55	67	115	123	143	155	171	203
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.257	$10.573	$10.048	$9.879	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.622	$10.257	$10.573	$10.048	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	9	34	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.121	$15.559	$14.746	$15.122	$14.125	$13.667	$13.040	$12.157	$13.840	$13.416
Accumulation Unit Value at end of period	$15.696	$15.121	$15.559	$14.746	$15.122	$14.125	$13.667	$13.040	$12.157	$13.840
Number of Accumulation Units outstanding at end of period (in thousands)	43	50	55	67	115	123	143	155	171	203
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.257	$10.573	$10.048	$9.879	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.622	$10.257	$10.573	$10.048	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	9	34	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.025	$15.468	$14.668	$15.049	$14.064	$13.615	$12.996	$12.123	$—	$—
Accumulation Unit Value at end of period	$15.589	$15.025	$15.468	$14.668	$15.049	$14.064	$13.615	$12.996	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	97	102	125	141	127	126	114	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.244	$10.565	$10.046	$9.878	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.603	$10.244	$10.565	$10.046	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	20	23	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.760	$15.210	$14.437	$14.827	$13.870	$13.441	$12.843	$11.992	$13.672	$13.273
Accumulation Unit Value at end of period	$15.298	$14.760	$15.210	$14.437	$14.827	$13.870	$13.441	$12.843	$11.992	$13.672
Number of Accumulation Units outstanding at end of period (in thousands)	59	69	91	110	108	121	102	72	55	20
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.219	$10.549	$10.040	$9.876	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.566	$10.219	$10.549	$10.040	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	16	17	23	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.671	$15.126	$14.365	$14.761	$13.815	$13.394	$12.804	$11.962	$—	$—
Accumulation Unit Value at end of period	$15.199	$14.671	$15.126	$14.365	$14.761	$13.815	$13.394	$12.804	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	81	94	107	121	163	181	134	—	—

54

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.206	$10.541	$10.038	$9.875	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.548	$10.206	$10.541	$10.038	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	12	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.574	$15.033	$14.284	$14.685	$13.751	$13.338	$12.758	$11.924	$—	$—
Accumulation Unit Value at end of period	$15.090	$14.574	$15.033	$14.284	$14.685	$13.751	$13.338	$12.758	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	22	22	24	28	32	35	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.193	$10.533	$10.035	$9.874	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.529	$10.193	$10.533	$10.035	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.314	$14.787	$14.071	$14.488	$13.587	$13.199	$12.643	$11.835	$—	$—
Accumulation Unit Value at end of period	$14.799	$14.314	$14.787	$14.071	$14.488	$13.587	$13.199	$12.643	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	40	42	42	36	61	96	122	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.155	$10.509	$10.028	$9.871	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.474	$10.155	$10.509	$10.028	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	25	25	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Emerging Market Debt Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.736	$26.420	$26.056	$28.986	$24.944	$23.657	$21.882	$17.059	$20.367	$19.407
Accumulation Unit Value at end of period	$28.029	$25.736	$26.420	$26.056	$28.986	$24.944	$23.657	$21.882	$17.059	$20.367
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	14	23	32	41	45	45	41	48
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.187	$30.007	$29.639	$33.021	$28.458	$27.031	$25.040	$19.550	$23.377	$22.309
Accumulation Unit Value at end of period	$31.740	$29.187	$30.007	$29.639	$33.021	$28.458	$27.031	$25.040	$19.550	$23.377
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	8	8	8	10	14	21
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.980	$25.695	$25.392	$28.304	$24.405	$23.192	$21.495	$16.791	$20.087	$19.179
Accumulation Unit Value at end of period	$27.151	$24.980	$25.695	$25.392	$28.304	$24.405	$23.192	$21.495	$16.791	$20.087
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	6	11	12	16	23	21	25	26
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.329	$29.184	$28.883	$32.243	$27.844	$26.500	$24.598	$19.243	$23.056	$22.046
Accumulation Unit Value at end of period	$30.745	$28.329	$29.184	$28.883	$32.243	$27.844	$26.500	$24.598	$19.243	$23.056
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	10	17	26	30	36	61	76

55

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.329	$29.184	$28.883	$32.243	$27.844	$26.500	$24.598	$19.243	$23.056	$22.046
Accumulation Unit Value at end of period	$30.745	$28.329	$29.184	$28.883	$32.243	$27.844	$26.500	$24.598	$19.243	$23.056
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	10	17	26	30	36	61	76
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.648	$28.524	$28.272	$31.609	$27.337	$26.057	$24.223	$18.978	$22.773	$21.808
Accumulation Unit Value at end of period	$29.960	$27.648	$28.524	$28.272	$31.609	$27.337	$26.057	$24.223	$18.978	$22.773
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	11	14	24	31	47	51	35	36
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.648	$28.524	$28.272	$31.609	$27.337	$26.057	$24.223	$18.978	$22.773	$21.808
Accumulation Unit Value at end of period	$29.960	$27.648	$28.524	$28.272	$31.609	$27.337	$26.057	$24.223	$18.978	$22.773
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	11	14	24	31	47	51	35	36
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.579	$28.468	$28.231	$31.579	$27.325	$26.058	$24.236	$18.998	$22.807	$21.852
Accumulation Unit Value at end of period	$29.872	$27.579	$28.468	$28.231	$31.579	$27.325	$26.058	$24.236	$18.998	$22.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	2	1	3
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.097	$27.998	$27.793	$31.119	$26.954	$25.730	$23.955	$18.797	$22.588	$21.664
Accumulation Unit Value at end of period	$29.320	$27.097	$27.998	$27.793	$31.119	$26.954	$25.730	$23.955	$18.797	$22.588
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	8	9	9	10	18
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.030	$27.943	$27.752	$31.089	$26.941	$25.731	$23.967	$18.816	$22.623	$21.708
Accumulation Unit Value at end of period	$29.233	$27.030	$27.943	$27.752	$31.089	$26.941	$25.731	$23.967	$18.816	$22.623
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	5	6	5	4	9
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.030	$27.943	$27.752	$31.089	$26.941	$25.731	$23.967	$18.816	$22.623	$21.708
Accumulation Unit Value at end of period	$29.233	$27.030	$27.943	$27.752	$31.089	$26.941	$25.731	$23.967	$18.816	$22.623
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	5	6	5	4	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.859	$27.780	$27.604	$30.939	$26.825	$25.632	$23.888	$18.763	$—	$—
Accumulation Unit Value at end of period	$29.033	$26.859	$27.780	$27.604	$30.939	$26.825	$25.632	$23.888	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	6	8	7	8	18	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.379	$27.311	$27.165	$30.478	$26.451	$25.301	$23.602	$18.557	$22.345	$21.473
Accumulation Unit Value at end of period	$28.486	$26.379	$27.311	$27.165	$30.478	$26.451	$25.301	$23.602	$18.557	$22.345
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	7	7	8	4	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.222	$27.161	$27.030	$30.341	$26.346	$25.212	$23.531	$18.511	$—	$—
Accumulation Unit Value at end of period	$28.302	$26.222	$27.161	$27.030	$30.341	$26.346	$25.212	$23.531	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	7	8	10	11	8	—	—

56

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.047	$26.994	$26.877	$30.185	$26.223	$25.107	$23.445	$18.452	$—	$—
Accumulation Unit Value at end of period	$28.100	$26.047	$26.994	$26.877	$30.185	$26.223	$25.107	$23.445	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	4	5	5	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.583	$26.553	$26.477	$29.780	$25.910	$24.845	$23.235	$18.314	$—	$—
Accumulation Unit Value at end of period	$27.557	$25.583	$26.553	$26.477	$29.780	$25.910	$24.845	$23.235	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	7	7	8	9	9	12	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Emerging Markets Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.614	$17.747	$18.862	$19.345	$16.371	$20.321	$17.331	$10.358	$24.241	$17.520
Accumulation Unit Value at end of period	$16.418	$15.614	$17.747	$18.862	$19.345	$16.371	$20.321	$17.331	$10.358	$24.241
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	24	35	49	71	90	95	114	130
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.781	$22.518	$23.968	$24.619	$20.865	$25.938	$22.154	$13.261	$31.081	$22.497
Accumulation Unit Value at end of period	$20.768	$19.781	$22.518	$23.968	$24.619	$20.865	$25.938	$22.154	$13.261	$31.081
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	8	13	15	17	18	24	31	53
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.155	$17.260	$18.381	$18.890	$16.018	$19.921	$17.024	$10.195	$23.908	$17.314
Accumulation Unit Value at end of period	$15.903	$15.155	$17.260	$18.381	$18.890	$16.018	$19.921	$17.024	$10.195	$23.908
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	15	17	18	34	33	31	41
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.199	$21.899	$23.357	$24.039	$20.415	$25.428	$21.763	$13.052	$30.654	$22.232
Accumulation Unit Value at end of period	$20.117	$19.199	$21.899	$23.357	$24.039	$20.415	$25.428	$21.763	$13.052	$30.654
Number of Accumulation Units outstanding at end of period (in thousands)	24	27	36	34	33	48	54	60	69	95
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.199	$21.899	$23.357	$24.039	$20.415	$25.428	$21.763	$13.052	$30.654	$22.232
Accumulation Unit Value at end of period	$20.117	$19.199	$21.899	$23.357	$24.039	$20.415	$25.428	$21.763	$13.052	$30.654
Number of Accumulation Units outstanding at end of period (in thousands)	24	27	36	34	33	48	54	60	69	95
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.741	$21.408	$22.867	$23.571	$20.047	$25.008	$21.435	$12.875	$30.283	$21.996
Accumulation Unit Value at end of period	$19.607	$18.741	$21.408	$22.867	$23.571	$20.047	$25.008	$21.435	$12.875	$30.283
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	23	29	37	55	76	90	67	83
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.741	$21.408	$22.867	$23.571	$20.047	$25.008	$21.435	$12.875	$30.283	$21.996
Accumulation Unit Value at end of period	$19.607	$18.741	$21.408	$22.867	$23.571	$20.047	$25.008	$21.435	$12.875	$30.283
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	23	29	37	55	76	90	67	83

57

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.691	$21.362	$22.830	$23.544	$20.034	$25.004	$21.442	$12.886	$30.324	$22.037
Accumulation Unit Value at end of period	$19.546	$18.691	$21.362	$22.830	$23.544	$20.034	$25.004	$21.442	$12.886	$30.324
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	10
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.367	$21.013	$22.479	$23.205	$19.766	$24.694	$21.198	$12.751	$30.038	$21.851
Accumulation Unit Value at end of period	$19.188	$18.367	$21.013	$22.479	$23.205	$19.766	$24.694	$21.198	$12.751	$30.038
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	11	12	14	14	15	14	13	17
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.319	$20.968	$22.442	$23.179	$19.753	$24.690	$21.205	$12.762	$30.079	$21.892
Accumulation Unit Value at end of period	$19.128	$18.319	$20.968	$22.442	$23.179	$19.753	$24.690	$21.205	$12.762	$30.079
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	3	4	5	5	4	4	22
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.319	$20.968	$22.442	$23.179	$19.753	$24.690	$21.205	$12.762	$30.079	$21.892
Accumulation Unit Value at end of period	$19.128	$18.319	$20.968	$22.442	$23.179	$19.753	$24.690	$21.205	$12.762	$30.079
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	3	4	5	5	4	4	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.203	$20.846	$22.323	$23.067	$19.667	$24.596	$21.135	$12.726	$—	$—
Accumulation Unit Value at end of period	$18.997	$18.203	$20.846	$22.323	$23.067	$19.667	$24.596	$21.135	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	22	21	19	13	19	17	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.881	$20.498	$21.972	$22.727	$19.397	$24.282	$20.886	$12.589	$29.715	$21.659
Accumulation Unit Value at end of period	$18.643	$17.881	$20.498	$21.972	$22.727	$19.397	$24.282	$20.886	$12.589	$29.715
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	14	16	15	13	21	11	4	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.774	$20.386	$21.862	$22.625	$19.320	$24.197	$20.823	$12.557	$—	$—
Accumulation Unit Value at end of period	$18.522	$17.774	$20.386	$21.862	$22.625	$19.320	$24.197	$20.823	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	5	6	8	12	15	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.656	$20.260	$21.739	$22.509	$19.230	$24.097	$20.747	$12.518	$—	$—
Accumulation Unit Value at end of period	$18.389	$17.656	$20.260	$21.739	$22.509	$19.230	$24.097	$20.747	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	6	7	8	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.341	$19.929	$21.415	$22.207	$19.000	$23.845	$20.561	$12.424	$—	$—
Accumulation Unit Value at end of period	$18.034	$17.341	$19.929	$21.415	$22.207	$19.000	$23.845	$20.561	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	6	9	11	11	—	—

58

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Global Franchise Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.258	$28.922	$28.092	$23.831	$20.928	$19.481	$17.340	$13.586	$19.408	$17.946
Accumulation Unit Value at end of period	$31.423	$30.258	$28.922	$28.092	$23.831	$20.928	$19.481	$17.340	$13.586	$19.408
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	24	29	48	68	65	72	67	110
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.688	$28.420	$27.646	$23.488	$20.658	$19.258	$17.167	$13.471	$19.272	$17.847
Accumulation Unit Value at end of period	$30.785	$29.688	$28.420	$27.646	$23.488	$20.658	$19.258	$17.167	$13.471	$19.272
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	7	9	10	13	13	22	28
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.501	$28.255	$27.499	$23.375	$20.568	$19.185	$17.110	$13.432	$19.227	$17.814
Accumulation Unit Value at end of period	$30.575	$29.501	$28.255	$27.499	$23.375	$20.568	$19.185	$17.110	$13.432	$19.227
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	10	15	17	28	27	30	50	54
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.946	$27.765	$27.063	$23.038	$20.303	$18.965	$16.940	$13.319	$19.093	$17.717
Accumulation Unit Value at end of period	$29.955	$28.946	$27.765	$27.063	$23.038	$20.303	$18.965	$16.940	$13.319	$19.093
Number of Accumulation Units outstanding at end of period (in thousands)	14	22	26	27	37	55	78	101	123	191
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.946	$27.765	$27.063	$23.038	$20.303	$18.965	$16.940	$13.319	$19.093	$17.717
Accumulation Unit Value at end of period	$29.955	$28.946	$27.765	$27.063	$23.038	$20.303	$18.965	$16.940	$13.319	$19.093
Number of Accumulation Units outstanding at end of period (in thousands)	14	22	26	27	37	55	78	101	123	191
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.401	$27.283	$26.633	$22.707	$20.041	$18.749	$16.772	$13.206	$18.960	$17.620
Accumulation Unit Value at end of period	$29.347	$28.401	$27.283	$26.633	$22.707	$20.041	$18.749	$16.772	$13.206	$18.960
Number of Accumulation Units outstanding at end of period (in thousands)	33	44	56	71	116	170	193	217	254	299
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.401	$27.283	$26.633	$22.707	$20.041	$18.749	$16.772	$13.206	$18.960	$17.620
Accumulation Unit Value at end of period	$29.347	$28.401	$27.283	$26.633	$22.707	$20.041	$18.749	$16.772	$13.206	$18.960
Number of Accumulation Units outstanding at end of period (in thousands)	33	44	56	71	116	170	193	217	254	299
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.222	$27.124	$26.491	$22.597	$19.954	$18.677	$16.716	$13.169	$18.916	$17.587
Accumulation Unit Value at end of period	$29.147	$28.222	$27.124	$26.491	$22.597	$19.954	$18.677	$16.716	$13.169	$18.916
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	7	2	2	2	2	8
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.867	$26.810	$26.211	$22.380	$19.782	$18.534	$16.605	$13.094	$18.828	$17.523
Accumulation Unit Value at end of period	$28.752	$27.867	$26.810	$26.211	$22.380	$19.782	$18.534	$16.605	$13.094	$18.828
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	11	16	19	26	35	52	65	143
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.691	$26.654	$26.071	$22.272	$19.696	$18.463	$16.549	$13.057	$18.784	$17.491
Accumulation Unit Value at end of period	$28.556	$27.691	$26.654	$26.071	$22.272	$19.696	$18.463	$16.549	$13.057	$18.784
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	3	4	4	6	8	12	29	29

59

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.691	$26.654	$26.071	$22.272	$19.696	$18.463	$16.549	$13.057	$18.784	$17.491
Accumulation Unit Value at end of period	$28.556	$27.691	$26.654	$26.071	$22.272	$19.696	$18.463	$16.549	$13.057	$18.784
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	3	4	4	6	8	12	29	29
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.516	$26.499	$25.932	$22.165	$19.611	$18.393	$16.494	$13.020	$—	$—
Accumulation Unit Value at end of period	$28.362	$27.516	$26.499	$25.932	$22.165	$19.611	$18.393	$16.494	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	25	22	21	22	18	14	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.188	$26.209	$25.674	$21.966	$19.455	$18.264	$16.396	$12.955	$18.665	$17.407
Accumulation Unit Value at end of period	$27.995	$27.188	$26.209	$25.674	$21.966	$19.455	$18.264	$16.396	$12.955	$18.665
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	19	17	20	28	32	5	2	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.025	$26.065	$25.546	$21.867	$19.377	$18.201	$16.347	$12.923	$—	$—
Accumulation Unit Value at end of period	$27.814	$27.025	$26.065	$25.546	$21.867	$19.377	$18.201	$16.347	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	15	18	19	22	29	31	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.828	$25.888	$25.385	$21.740	$19.274	$18.113	$16.276	$12.874	$—	$—
Accumulation Unit Value at end of period	$27.597	$26.828	$25.888	$25.385	$21.740	$19.274	$18.113	$16.276	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	9	10	12	26	27	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.349	$25.464	$25.007	$21.449	$19.044	$17.924	$16.130	$12.777	$—	$—
Accumulation Unit Value at end of period	$27.064	$26.349	$25.464	$25.007	$21.449	$19.044	$17.924	$16.130	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	12	15	28	48	59	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Global Infrastructure Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.718	$11.456	$10.699	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.006	$9.718	$11.456	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	98	111	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.690	$11.440	$10.695	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.958	$9.690	$11.440	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	45	49	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.681	$11.435	$10.694	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.942	$9.681	$11.435	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	16	—	—	—	—	—	—	—

60

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.653	$11.419	$10.690	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.895	$9.653	$11.419	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	91	96	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.653	$11.419	$10.690	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.895	$9.653	$11.419	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	91	96	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.626	$11.404	$10.686	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.847	$9.626	$11.404	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	14	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.626	$11.404	$10.686	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.847	$9.626	$11.404	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	14	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.617	$11.398	$10.685	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.831	$9.617	$11.398	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.598	$11.388	$10.682	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.800	$9.598	$11.388	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	12	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.589	$11.383	$10.681	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.784	$9.589	$11.383	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	6	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.589	$11.383	$10.681	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.784	$9.589	$11.383	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	6	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.562	$11.367	$10.677	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.737	$9.562	$11.367	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	12	—	—	—	—	—	—	—

61

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.101	$13.690	$13.100	$11.220	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.590	$15.101	$13.690	$13.100	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	229	279	330	440	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.044	$13.659	$13.090	$11.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.513	$15.044	$13.659	$13.090	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	135	160	205	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.025	$13.649	$13.086	$11.216	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.488	$15.025	$13.649	$13.086	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	64	88	94	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.968	$13.618	$13.076	$11.212	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.411	$14.968	$13.618	$13.076	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	116	152	210	274	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.968	$13.618	$13.076	$11.212	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.411	$14.968	$13.618	$13.076	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	116	152	210	274	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.912	$13.587	$13.066	$11.209	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.336	$14.912	$13.587	$13.066	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	111	143	299	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.912	$13.587	$13.066	$11.209	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.336	$14.912	$13.587	$13.066	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	111	143	299	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.894	$13.577	$13.063	$11.208	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.311	$14.894	$13.577	$13.063	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.856	$13.556	$13.056	$11.206	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.260	$14.856	$13.556	$13.056	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	35	51	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.838	$13.546	$13.053	$11.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.235	$14.838	$13.546	$13.053	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	30	34	—	—	—	—	—	—

62

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.838	$13.546	$13.053	$11.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.235	$14.838	$13.546	$13.053	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	30	34	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.819	$13.536	$13.050	$11.203	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.210	$14.819	$13.536	$13.050	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	104	124	131	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.782	$13.516	$13.043	$11.201	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.161	$14.782	$13.516	$13.043	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	35	38	49	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.763	$13.505	$13.040	$11.200	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.136	$14.763	$13.505	$13.040	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	25	28	39	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.745	$13.495	$13.036	$11.199	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.111	$14.745	$13.495	$13.036	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	29	35	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.689	$13.465	$13.026	$11.195	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.037	$14.689	$13.465	$13.026	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	21	22	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
UIF Small Company Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.093	$21.485	$25.320	$15.001	$13.276	$14.763	$11.841	$8.197	$13.969	$13.772
Accumulation Unit Value at end of period	$19.870	$19.093	$21.485	$25.320	$15.001	$13.276	$14.763	$11.841	$8.197	$13.969
Number of Accumulation Units outstanding at end of period (in thousands)	20	28	30	38	61	70	79	87	104	106
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.759	$21.142	$24.953	$14.806	$13.122	$14.614	$11.740	$8.138	$13.891	$13.715
Accumulation Unit Value at end of period	$19.494	$18.759	$21.142	$24.953	$14.806	$13.122	$14.614	$11.740	$8.138	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	5	5	5	5	6	9
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.650	$21.029	$24.831	$14.741	$13.071	$14.565	$11.706	$8.119	$13.865	$13.697
Accumulation Unit Value at end of period	$19.370	$18.650	$21.029	$24.831	$14.741	$13.071	$14.565	$11.706	$8.119	$13.865
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	11	14	23	24	25	26	26

63

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.324	$20.692	$24.471	$14.549	$12.920	$14.418	$11.605	$8.061	$13.787	$13.640
Accumulation Unit Value at end of period	$19.003	$18.324	$20.692	$24.471	$14.549	$12.920	$14.418	$11.605	$8.061	$13.787
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	8	8	10	21	29	31	25	35
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.324	$20.692	$24.471	$14.549	$12.920	$14.418	$11.605	$8.061	$13.787	$13.640
Accumulation Unit Value at end of period	$19.003	$18.324	$20.692	$24.471	$14.549	$12.920	$14.418	$11.605	$8.061	$13.787
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	8	8	10	21	29	31	25	35
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.004	$20.361	$24.116	$14.359	$12.771	$14.273	$11.506	$8.004	$13.710	$13.584
Accumulation Unit Value at end of period	$18.643	$18.004	$20.361	$24.116	$14.359	$12.771	$14.273	$11.506	$8.004	$13.710
Number of Accumulation Units outstanding at end of period (in thousands)	29	41	51	73	122	183	217	251	300	297
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.004	$20.361	$24.116	$14.359	$12.771	$14.273	$11.506	$8.004	$13.710	$13.584
Accumulation Unit Value at end of period	$18.643	$18.004	$20.361	$24.116	$14.359	$12.771	$14.273	$11.506	$8.004	$13.710
Number of Accumulation Units outstanding at end of period (in thousands)	29	41	51	73	122	183	217	251	300	297
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.898	$20.252	$23.998	$14.297	$12.722	$14.225	$11.473	$7.985	$13.684	$13.565
Accumulation Unit Value at end of period	$18.525	$17.898	$20.252	$23.998	$14.297	$12.722	$14.225	$11.473	$7.985	$13.684
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	1	2
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.689	$20.036	$23.766	$14.172	$12.623	$14.129	$11.407	$7.947	$13.633	$13.528
Accumulation Unit Value at end of period	$18.290	$17.689	$20.036	$23.766	$14.172	$12.623	$14.129	$11.407	$7.947	$13.633
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	3	4	8	15	29
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.586	$19.928	$23.650	$14.110	$12.575	$14.082	$11.374	$7.928	$13.607	$13.510
Accumulation Unit Value at end of period	$18.174	$17.586	$19.928	$23.650	$14.110	$12.575	$14.082	$11.374	$7.928	$13.607
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	6	8	8	4	4	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.586	$19.928	$23.650	$14.110	$12.575	$14.082	$11.374	$7.928	$13.607	$13.510
Accumulation Unit Value at end of period	$18.174	$17.586	$19.928	$23.650	$14.110	$12.575	$14.082	$11.374	$7.928	$13.607
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	6	8	8	4	4	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.483	$19.821	$23.535	$14.049	$12.526	$14.034	$11.341	$7.910	$—	$—
Accumulation Unit Value at end of period	$18.058	$17.483	$19.821	$23.535	$14.049	$12.526	$14.034	$11.341	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	48	49	31	37	36	16	5	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.278	$19.610	$23.307	$13.926	$12.429	$13.940	$11.276	$7.872	$13.531	$13.454
Accumulation Unit Value at end of period	$17.830	$17.278	$19.610	$23.307	$13.926	$12.429	$13.940	$11.276	$7.872	$13.531
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	3	3	8	5	1	—

64

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.177	$19.504	$23.193	$13.865	$12.381	$13.893	$11.244	$7.853	$—	$—
Accumulation Unit Value at end of period	$17.716	$17.177	$19.504	$23.193	$13.865	$12.381	$13.893	$11.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	7	14	21	22	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.077	$19.400	$23.081	$13.805	$12.333	$13.846	$11.212	$7.835	$—	$—
Accumulation Unit Value at end of period	$17.604	$17.077	$19.400	$23.081	$13.805	$12.333	$13.846	$11.212	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.778	$19.090	$22.746	$13.625	$12.191	$13.706	$11.115	$7.779	$—	$—
Accumulation Unit Value at end of period	$17.270	$16.778	$19.090	$22.746	$13.625	$12.191	$13.706	$11.115	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	7	14	22	32	—	—
(a) Inception date May 2, 2016.
(b) Inception date October 13, 2016.

SA-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life and Annuity Insurance Company Separate Account Three and the Board of Directors of Hartford Life and Annuity Insurance Company
We have audited the accompanying statements of assets and liabilities as of December 31, 2016, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life and Annuity Insurance Company Separate Account Three (the “Account”):

AB VPS Balanced Wealth Strategy Portfolio	MFS® Total Return Fund
AB VPS International Value Portfolio	MFS® Value Fund
AB VPS Small/Mid Cap Value Portfolio	Invesco V.I. Equity and Income Fund
AB VPS Value Portfolio	UIF Core Plus Fixed Income Portfolio
AB VPS International Growth Portfolio	UIF Emerging Markets Debt Portfolio
Invesco V.I. Government Securities Fund	UIF Emerging Markets Equity Portfolio
Invesco V.I. High Yield Fund	UIF Growth Portfolio
Invesco V.I. International Growth Fund	UIF Mid Cap Growth Portfolio
Invesco V.I. Diversified Dividend Fund	Invesco V.I. American Value Fund
Invesco V.I. Government Money Market Fund (Formerly	Morgan Stanley Mid Cap Growth Portfolio
Invesco V.I. Money Market Fund)	Morgan Stanley Money Market Portfolio
American Funds Global Growth Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
American Funds Growth Fund	UIF Small Company Growth Portfolio
American Funds Growth-Income Fund	UIF Global Franchise Portfolio
American Funds International Fund	Oppenheimer Discovery Mid Cap Growth Fund/ VA
American Funds Global Small Capitalization Fund	Oppenheimer Capital Appreciation Fund/VA
Wells Fargo VT Omega Growth Fund	Oppenheimer Global Fund/VA
Fidelity® VIP Equity-Income Portfolio	Oppenheimer Main Street Fund®/VA
Fidelity® VIP Growth Portfolio	Oppenheimer Main Street Small Cap Fund/VA
Fidelity® VIP Contrafund® Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Mid Cap Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT Growth and Income Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Growth Opportunities Fund (Merged with
Franklin Income VIP Fund	Putnam VT Voyager Fund)
Franklin Small-Mid Cap Growth VIP Fund	Putnam VT International Value Fund
Franklin Small Cap Value VIP Fund	Putnam VT International Equity Fund
Franklin Strategic Income VIP Fund	Putnam VT Investors Fund
Franklin Mutual Shares VIP Fund	Putnam VT Multi-Cap Growth Fund
Templeton Developing Markets VIP Fund	Putnam VT Small Cap Value Fund
Templeton Growth VIP Fund	Putnam VT George Putnam Balanced Fund
Franklin Mutual Global Discovery VIP Fund	Putnam VT Equity Income Fund
Templeton Global Bond VIP Fund	Invesco V.I. Growth and Income Fund
Hartford Balanced HLS Fund	Invesco V.I. Comstock Fund
Hartford Total Return Bond HLS Fund	Invesco V.I. American Franchise Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. Mid Cap Growth Fund
Hartford Dividend and Growth HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford Global Growth HLS Fund	Wells Fargo VT Total Return Bond Fund
Hartford Disciplined Equity HLS Fund	Wells Fargo VT Intrinsic Value Fund
Hartford Growth Opportunities HLS Fund	Wells Fargo VT International Equity Fund
Hartford High Yield HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford International Opportunities HLS Fund	Wells Fargo VT Discovery Fund
Hartford Small/Mid Cap Equity HLS Fund	Wells Fargo VT Small Cap Value Fund
Hartford MidCap Value HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Ultrashort Bond HLS Fund	UIF Global Infrastructure Portfolio
Hartford Small Company HLS Fund	HIMCO VIT Index Fund
Hartford SmallCap Growth HLS Fund	HIMCO VIT American Funds Bond Fund
Hartford Stock HLS Fund	HIMCO VIT American Funds Global Growth Fund
Hartford U.S. Government Securities HLS Fund	HIMCO VIT American Funds Global Small Capitalization
Hartford Value HLS Fund	Fund
Lord Abbett Fundamental Equity Fund	HIMCO VIT American Funds Growth Fund
Lord Abbett Calibrated Dividend Growth Fund	HIMCO VIT American Funds Growth-Income Fund
Lord Abbett Bond Debenture Fund	HIMCO VIT American Funds International Fund
Lord Abbett Growth and Income Fund	MFS® Core Equity Portfolio (Merged with MFS® Core
Lord Abbett Classic Stock Fund	Equity Fund)
MFS® Growth Fund	MFS® Massachusetts Investors Growth Stock Portfolio
MFS® Investors Trust Fund	(Merged with MFS® Investors Growth Stock Fund)

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2016, the results of their operations for each of the periods then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Hartford, CT
April 20, 2017

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2016

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	22,955,979	51,718,411	19,302,235	30,732,832	3,552,191	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	7,532,646	—	36,836,550	40,216,140
class S2	—	—	—	—	—	6,922,232	—	667,574	9,814,916	18,352,772
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	22,955,979	51,718,411	19,302,235	30,732,832	3,552,191	6,922,232	7,532,646	667,574	46,651,466	58,568,912
Due from Sponsor Company	—	—	121,524	—	—	—	—	—	—	172,404
Receivable for fund shares sold	1,069	13,019	—	4,349	1,795	1,161	4,565	5,870	13,047	—
Other assets	—	4	—	3	—	—	—	1	—	—
Total assets	22,957,048	51,731,434	19,423,759	30,737,184	3,553,986	6,923,393	7,537,211	673,445	46,664,513	58,741,316

Liabilities:
Due to Sponsor Company	1,069	13,019	—	4,349	1,795	1,161	4,565	5,870	13,047	—
Payable for fund shares purchased	—	—	121,524	—	—	—	—	—	—	172,404
Other liabilities	—	—	—	—	—	2	—	—	1	2
Total liabilities	1,069	13,019	121,524	4,349	1,795	1,163	4,565	5,870	13,048	172,406

Net assets:
For contract liabilities	$22,955,979	$51,718,415	$19,302,235	$30,732,835	$3,552,191	$6,922,230	$7,532,646	$667,575	$46,651,465	$58,568,910

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	22,955,979	51,718,415	19,302,235	30,732,835	3,552,191	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	7,532,646	—	36,836,549	40,216,138
class S2	—	—	—	—	—	6,922,230	—	667,575	9,814,916	18,352,772
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$22,955,979	$51,718,415	$19,302,235	$30,732,835	$3,552,191	$6,922,230	$7,532,646	$667,575	$46,651,465	$58,568,910

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	2,203,069	3,929,970	959,356	2,000,835	207,852	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	1,394,934	—	1,396,381	40,216,140
class S2	—	—	—	—	—	610,965	—	20,579	374,187	18,352,772
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,203,069	3,929,970	959,356	2,000,835	207,852	610,965	1,394,934	20,579	1,770,568	58,568,912

Cost	$26,106,159	$67,745,605	$17,934,612	$26,957,618	$4,083,374	$7,176,725	$7,473,565	$528,065	$28,752,972	$58,568,912

Deferred contracts in the accumulation period:
Units owned by participants #	1,537,756	5,481,003	830,824	2,168,028	485,221	689,835	578,853	60,351	2,404,500	5,972,983
Minimum unit fair value #*	$12.422187	$5.747922	$20.556207	$12.580939	$6.616546	$9.465679	$11.458239	$10.810315	$16.867199	$9.105369
Maximum unit fair value #*	$18.534967	$14.157957	$33.437154	$21.656123	$13.698416	$10.235500	$12.534333	$11.100574	$18.721996	$9.899800
Contract liability	$22,810,681	$51,296,269	$19,252,521	$30,447,661	$3,533,535	$6,796,033	$7,017,678	$667,575	$44,277,445	$57,729,572

Contracts in payout (annuitization) period:
Units owned by participants #	9,417	44,201	2,100	20,042	2,408	12,434	41,475	—	127,744	84,896
Minimum unit fair value #*	$14.733862	$9.275518	$22.731899	$13.749055	$7.747499	$10.059221	$12.176586	$—	$17.924664	$9.455097
Maximum unit fair value #*	$16.390174	$10.257571	$23.975340	$14.587451	$7.747499	$10.235500	$12.534333	$—	$18.721996	$9.899800
Contract liability	$145,298	$422,146	$49,714	$285,174	$18,656	$126,197	$514,968	$—	$2,374,020	$839,338

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	21,100,292	121,978,580	109,981,593	29,799,125	10,119,308	1,106,598	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	41,302,858	16,258,591	182,024,934	51,574,506
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	21,100,292	121,978,580	109,981,593	29,799,125	10,119,308	1,106,598	41,302,858	16,258,591	182,024,934	51,574,506
Due from Sponsor Company	—	—	31,139	—	2,955	—	—	—	—	—
Receivable for fund shares sold	2,496	96,026	—	5,158	—	238	20,569	54,231	76,084	22,431
Other assets	2	—	—	1	1	2	—	—	2	—
Total assets	21,102,790	122,074,606	110,012,732	29,804,284	10,122,264	1,106,838	41,323,427	16,312,822	182,101,020	51,596,937

Liabilities:
Due to Sponsor Company	2,496	96,026	—	5,158	—	238	20,569	54,231	76,084	22,431
Payable for fund shares purchased	—	—	31,139	—	2,955	—	—	—	—	—
Other liabilities	—	6	5	—	—	—	1	—	—	2
Total liabilities	2,496	96,032	31,144	5,158	2,955	238	20,570	54,231	76,084	22,433

Net assets:
For contract liabilities	$21,100,294	$121,978,574	$109,981,588	$29,799,126	$10,119,309	$1,106,600	$41,302,857	$16,258,591	$182,024,936	$51,574,504

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	21,100,294	121,978,574	109,981,588	29,799,126	10,119,309	1,106,600	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	41,302,857	16,258,591	182,024,936	51,574,504
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$21,100,294	$121,978,574	$109,981,588	$29,799,126	$10,119,309	$1,106,600	$41,302,857	$16,258,591	$182,024,936	$51,574,504

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	884,708	1,822,752	2,499,582	1,777,991	513,150	51,759	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	1,924,644	278,210	5,609,397	1,561,444
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	884,708	1,822,752	2,499,582	1,777,991	513,150	51,759	1,924,644	278,210	5,609,397	1,561,444

Cost	$18,237,249	$103,741,754	$96,020,073	$28,411,949	$8,921,481	$1,153,233	$44,030,860	$12,606,826	$175,054,450	$50,650,756

Deferred contracts in the accumulation period:
Units owned by participants #	1,173,632	6,825,776	5,181,966	2,210,386	501,708	57,337	2,424,618	847,922	8,838,113	2,359,783
Minimum unit fair value #*	$2.614582	$2.376330	$2.158449	$1.984441	$2.587027	$18.294615	$15.025121	$16.961205	$15.213575	$15.881518
Maximum unit fair value #*	$24.670049	$25.983760	$23.612623	$18.086392	$26.365064	$19.831134	$25.007166	$26.308531	$25.649226	$27.121828
Contract liability	$20,727,263	$119,716,514	$107,289,104	$29,119,341	$9,889,760	$1,105,495	$40,996,256	$16,160,920	$180,906,954	$51,265,536

Contracts in payout (annuitization) period:
Units owned by participants #	18,237	122,888	122,217	45,266	10,107	57	17,996	5,103	53,642	13,911
Minimum unit fair value #*	$17.244193	$2.376330	$21.001923	$12.373879	$18.863300	$19.263695	$16.518011	$18.536122	$19.997758	$21.232323
Maximum unit fair value #*	$24.670049	$24.384694	$22.558029	$18.086392	$26.365064	$19.263695	$17.525427	$19.666475	$22.246144	$23.619582
Contract liability	$373,031	$2,262,060	$2,692,484	$679,785	$229,549	$1,105	$306,601	$97,671	$1,117,982	$308,968

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$34,402,213	$—	$5,509,145	$—	$—
class 2	—	—	—	13,807,281	—	—	36,340,533	—	8,746,057	—
class 4	—	—	2,416,700	—	605,887	—	2,228,806	—	772,222	327,093
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	4,657,592	4,180,760	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	4,657,592	4,180,760	2,416,700	13,807,281	605,887	34,402,213	38,569,339	5,509,145	9,518,279	327,093
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	674	1,383	197	2,799	2,296	71,138	34,122	438	1,842	21
Other assets	—	—	1	2	—	—	—	1	1	1
Total assets	4,658,266	4,182,143	2,416,898	13,810,082	608,183	34,473,351	38,603,461	5,509,584	9,520,122	327,115

Liabilities:
Due to Sponsor Company	674	1,383	197	2,799	2,296	71,138	34,122	438	1,842	21
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	—	—	—	3	4	—	—	—
Total liabilities	676	1,383	197	2,799	2,296	71,141	34,126	438	1,842	21

Net assets:
For contract liabilities	$4,657,590	$4,180,760	$2,416,701	$13,807,283	$605,887	$34,402,210	$38,569,335	$5,509,146	$9,518,280	$327,094

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$34,402,210	$—	$5,509,146	$—	$—
class 2	—	—	—	13,807,283	—	—	36,340,530	—	8,746,059	—
class 4	—	—	2,416,701	—	605,887	—	2,228,805	—	772,221	327,094
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	4,657,590	4,180,760	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,657,590	$4,180,760	$2,416,701	$13,807,283	$605,887	$34,402,210	$38,569,335	$5,509,146	$9,518,280	$327,094

Shares:
class 1	—	—	—	—	—	3,124,633	—	742,472	—	—
class 2	—	—	—	848,634	—	—	1,809,788	—	638,398	—
class 4	—	—	153,832	—	30,693	—	110,173	—	55,837	16,322
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	293,669	341,845	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	293,669	341,845	153,832	848,634	30,693	3,124,633	1,919,961	742,472	694,235	16,322

Cost	$3,700,178	$3,927,049	$2,102,923	$16,430,580	$483,013	$36,552,866	$31,946,233	$6,191,863	$8,205,863	$341,397

Deferred contracts in the accumulation period:
Units owned by participants #	246,475	271,960	163,518	971,280	30,341	1,739,832	1,830,382	315,427	626,261	21,542
Minimum unit fair value #*	$15.913385	$13.603588	$14.440283	$1.939208	$19.545271	$2.127290	$2.053904	$2.435230	$1.614526	$14.986070
Maximum unit fair value #*	$32.096970	$28.305090	$14.828205	$23.858132	$20.070494	$22.997635	$23.803598	$19.364380	$17.902517	$15.388653
Contract liability	$4,645,210	$4,130,739	$2,403,594	$13,648,945	$605,887	$33,534,561	$37,425,800	$5,434,924	$9,308,552	$327,094

Contracts in payout (annuitization) period:
Units owned by participants #	690	3,274	884	10,491	—	53,360	49,049	3,998	12,821	—
Minimum unit fair value #*	$17.494730	$15.277105	$14.828205	$12.410703	$—	$2.127290	$22.307046	$17.347145	$15.878201	$—
Maximum unit fair value #*	$18.452319	$15.277105	$14.828205	$21.942452	$—	$22.997635	$23.803598	$19.352640	$16.943559	$—
Contract liability	$12,380	$50,021	$13,107	$158,338	$—	$867,649	$1,143,535	$74,222	$209,728	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	956,040	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	32,797,039	435,734,477	61,838,785	206,980,971	10,360,350	119,253,302	79,425,004	27,549,449	88,904,113
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	956,040	32,797,039	435,734,477	61,838,785	206,980,971	10,360,350	119,253,302	79,425,004	27,549,449	88,904,113
Due from Sponsor Company	—	624	—	—	—	—	—	—	—	—
Receivable for fund shares sold	10,445	—	136,535	39,486	96,883	231,523	139,358	296,817	7,235	21,379
Other assets	—	4	—	—	—	—	—	6	3	7
Total assets	966,485	32,797,667	435,871,012	61,878,271	207,077,854	10,591,873	119,392,660	79,721,827	27,556,687	88,925,499

Liabilities:
Due to Sponsor Company	10,445	—	136,535	39,486	96,883	231,523	139,358	296,817	7,235	21,379
Payable for fund shares purchased	—	624	—	—	—	—	—	—	—	—
Other liabilities	—	—	4	1	7	—	1	—	—	—
Total liabilities	10,445	624	136,539	39,487	96,890	231,523	139,359	296,817	7,235	21,379

Net assets:
For contract liabilities	$956,040	$32,797,043	$435,734,473	$61,838,784	$206,980,964	$10,360,350	$119,253,301	$79,425,010	$27,549,452	$88,904,120

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	956,040	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	32,797,043	435,734,473	61,838,784	206,980,964	10,360,350	119,253,301	79,425,010	27,549,452	88,904,120
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$956,040	$32,797,043	$435,734,473	$61,838,784	$206,980,964	$10,360,350	$119,253,301	$79,425,010	$27,549,452	$88,904,120

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	57,489	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	1,194,357	39,290,755	1,470,601	9,365,655	467,947	8,339,392	2,662,588	3,396,973	6,287,420
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	57,489	1,194,357	39,290,755	1,470,601	9,365,655	467,947	8,339,392	2,662,588	3,396,973	6,287,420

Cost	$1,009,050	$28,677,668	$447,008,995	$62,694,577	$214,807,575	$10,258,522	$119,970,431	$90,994,775	$28,696,421	$87,069,548

Deferred contracts in the accumulation period:
Units owned by participants #	66,953	14,461,145	158,363,324	3,391,898	58,381,396	3,272,066	45,212,610	21,524,186	10,495,658	42,342,186
Minimum unit fair value #*	$14.007674	$1.570561	$1.687759	$14.896532	$2.377677	$1.717982	$1.876904	$2.577455	$2.034584	$1.515243
Maximum unit fair value #*	$14.383933	$21.664018	$16.594140	$26.234384	$25.232738	$24.695044	$28.128856	$28.401715	$23.015050	$18.080992
Contract liability	$956,040	$32,688,132	$433,971,118	$61,558,980	$205,441,861	$10,329,984	$117,938,812	$79,263,253	$27,439,084	$88,609,237

Contracts in payout (annuitization) period:
Units owned by participants #	—	36,755	707,185	15,146	360,481	14,082	579,523	53,789	47,579	134,475
Minimum unit fair value #*	$—	$1.826419	$1.820120	$15.296802	$2.636786	$1.975899	$2.158617	$2.876072	$2.242652	$1.717961
Maximum unit fair value #*	$—	$7.492092	$4.036697	$19.730580	$6.543557	$2.760009	$2.452195	$3.239632	$2.339791	$3.003419
Contract liability	$—	$108,911	$1,763,355	$279,804	$1,539,103	$30,366	$1,314,489	$161,757	$110,368	$294,883

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	6,118,436	6,313,300	38,337,042	26,775,018	18,807,099	17,532,857	83,630,748	56,635,319	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	29,827,293	15,692,663
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	6,118,436	6,313,300	38,337,042	26,775,018	18,807,099	17,532,857	83,630,748	56,635,319	29,827,293	15,692,663
Due from Sponsor Company	—	17,928	—	—	—	—	—	—	—	—
Receivable for fund shares sold	675	—	32,927	14,447	4,138	10,488	27,036	15,191	21,190	26,684
Other assets	1	—	—	—	3	1	—	—	3	—
Total assets	6,119,112	6,331,228	38,369,969	26,789,465	18,811,240	17,543,346	83,657,784	56,650,510	29,848,486	15,719,347

Liabilities:
Due to Sponsor Company	675	—	32,927	14,447	4,138	10,488	27,036	15,191	21,190	26,684
Payable for fund shares purchased	—	17,928	—	—	—	—	—	—	—	—
Other liabilities	—	—	4	4	—	—	4	1	—	2
Total liabilities	675	17,928	32,931	14,451	4,138	10,488	27,040	15,192	21,190	26,686

Net assets:
For contract liabilities	$6,118,437	$6,313,300	$38,337,038	$26,775,014	$18,807,102	$17,532,858	$83,630,744	$56,635,318	$29,827,296	$15,692,661

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	6,118,437	6,313,300	38,337,038	26,775,014	18,807,102	17,532,858	83,630,744	56,635,318	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	29,827,296	15,692,661
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,118,437	$6,313,300	$38,337,038	$26,775,014	$18,807,102	$17,532,858	$83,630,744	$56,635,318	$29,827,296	$15,692,661

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	761,947	526,108	3,818,430	1,656,870	702,544	259,554	8,119,490	3,708,927	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	1,629,907	1,084,496
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	761,947	526,108	3,818,430	1,656,870	702,544	259,554	8,119,490	3,708,927	1,629,907	1,084,496

Cost	$6,545,291	$6,517,831	$38,211,000	$32,897,903	$17,697,256	$13,666,145	$87,077,759	$47,514,463	$30,033,851	$16,364,324

Deferred contracts in the accumulation period:
Units owned by participants #	361,156	301,470	29,921,864	8,932,268	5,507,991	8,347,306	66,827,609	24,477,641	1,449,129	791,797
Minimum unit fair value #*	$14.309558	$19.340863	$0.861814	$1.912938	$2.483032	$1.533042	$1.064601	$1.943166	$18.060383	$17.428223
Maximum unit fair value #*	$31.323165	$21.891928	$9.593099	$24.102604	$35.646673	$25.878015	$10.826957	$24.234160	$23.754781	$23.711069
Contract liability	$6,092,438	$6,244,237	$38,158,234	$26,721,379	$18,659,088	$17,453,958	$82,727,040	$56,331,942	$29,699,822	$15,633,962

Contracts in payout (annuitization) period:
Units owned by participants #	1,568	3,238	129,501	16,144	50,560	41,401	730,929	130,634	6,109	2,869
Minimum unit fair value #*	$16.070064	$21.328292	$1.054323	$2.473908	$2.750628	$1.723928	$1.179292	$2.168384	$19.736968	$19.159190
Maximum unit fair value #*	$16.678007	$21.328292	$1.802060	$3.776510	$3.121123	$10.072955	$1.338126	$2.458387	$21.955551	$21.186984
Contract liability	$25,999	$69,063	$178,804	$53,635	$148,014	$78,900	$903,704	$303,376	$127,474	$58,699

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	Lord Abbett Classic Stock Fund	MFS® Growth Fund	MFS® Investors Trust Fund	MFS® Total Return Fund	MFS® Value Fund	Invesco V.I. Equity and Income Fund	UIF Core Plus Fixed Income Portfolio	UIF Emerging Markets Debt Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	35,783,529	3,148,692
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	4,708,665	—
class INIT	—	—	—	3,710,949	4,764,406	52,993,375	—	—	—	—
class S1	—	—	—	—	—	—	—	11,554,141	—	—
class S2	—	—	—	—	—	—	—	8,988,793	—	—
class SRV	—	—	—	—	—	633,516	1,600,036	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	44,021,683	88,462,232	5,567,723	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	44,021,683	88,462,232	5,567,723	3,710,949	4,764,406	53,626,891	1,600,036	20,542,934	40,492,194	3,148,692
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	596,188	59,329	14,237	920	1,686	26,793	12,634	6,559	46,534	1,603
Other assets	—	—	—	2	—	4	—	1	1	1
Total assets	44,617,871	88,521,561	5,581,960	3,711,871	4,766,092	53,653,688	1,612,670	20,549,494	40,538,729	3,150,296

Liabilities:
Due to Sponsor Company	596,188	59,329	14,237	920	1,686	26,793	12,634	6,559	46,534	1,603
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	3	1	—	1	—	1	—	—	—
Total liabilities	596,190	59,332	14,238	920	1,687	26,793	12,635	6,559	46,534	1,603

Net assets:
For contract liabilities	$44,021,681	$88,462,229	$5,567,722	$3,710,951	$4,764,405	$53,626,895	$1,600,035	$20,542,935	$40,492,195	$3,148,693

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	35,783,529	3,148,693
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	4,708,666	—
class INIT	—	—	—	3,710,951	4,764,405	52,993,379	—	—	—	—
class S1	—	—	—	—	—	—	—	11,554,142	—	—
class S2	—	—	—	—	—	—	—	8,988,793	—	—
class SRV	—	—	—	—	—	633,516	1,600,035	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	44,021,681	88,462,229	5,567,722	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$44,021,681	$88,462,229	$5,567,722	$3,710,951	$4,764,405	$53,626,895	$1,600,035	$20,542,935	$40,492,195	$3,148,693

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	3,353,658	404,197
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	442,544	—
class INIT	—	—	—	95,742	186,328	2,286,168	—	—	—	—
class S1	—	—	—	—	—	—	—	650,571	—	—
class S2	—	—	—	—	—	—	—	508,416	—	—
class SRV	—	—	—	—	—	27,774	86,070	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	3,686,908	2,409,102	445,062	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	3,686,908	2,409,102	445,062	95,742	186,328	2,313,942	86,070	1,158,987	3,796,202	404,197

Cost	$44,419,987	$71,359,165	$5,503,321	$2,728,876	$4,165,401	$47,109,841	$1,177,163	$17,543,681	$40,437,021	$3,248,787

Deferred contracts in the accumulation period:
Units owned by participants #	2,448,122	5,318,085	299,389	309,537	297,560	2,757,049	90,432	1,083,617	2,714,230	116,965
Minimum unit fair value #*	$15.947972	$13.903509	$16.499069	$2.317128	$2.077782	$1.899942	$17.343765	$14.646901	$1.524861	$2.500603
Maximum unit fair value #*	$20.592115	$22.454409	$21.485269	$25.135557	$21.850980	$21.027319	$17.809378	$23.799033	$17.796005	$31.739620
Contract liability	$43,845,679	$88,041,155	$5,560,146	$3,682,853	$4,653,891	$51,859,009	$1,600,035	$19,292,827	$38,267,891	$3,009,050

Contracts in payout (annuitization) period:
Units owned by participants #	9,436	25,019	384	2,471	6,870	89,303	—	69,537	159,266	8,097
Minimum unit fair value #*	$17.635875	$16.133575	$18.218802	$11.369744	$15.580528	$1.899942	$—	$15.430443	$1.524861	$2.500603
Maximum unit fair value #*	$19.502324	$17.841329	$20.117803	$11.369744	$16.452826	$21.027319	$—	$23.799033	$17.796005	$30.929469
Contract liability	$176,002	$421,074	$7,576	$28,098	$110,514	$1,767,886	$—	$1,250,108	$2,224,304	$139,643

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	UIF Emerging Markets Equity Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund	UIF Small Company Growth Portfolio	UIF Global Franchise Portfolio	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	3,925,832	47,406,190	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	12,740,903	17,478,735	5,448,171	—	—	—	3,989,949	7,750,870	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	20,016,726	—	23,395,583	—	—	—	—
class S2	—	—	—	9,059,404	—	26,117,635	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	4,942,249	25,239,165
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	8,435,971	—	—	—	—	—
class Y	—	—	—	—	2,227,099	—	—	—	—	—
Total investments	16,666,735	64,884,925	5,448,171	29,076,130	10,663,070	49,513,218	3,989,949	7,750,870	4,942,249	25,239,165
Due from Sponsor Company	—	—	—	—	—	—	8,971	—	—	—
Receivable for fund shares sold	1,001	32,846	1,810	7,634	25,216	10,343	—	2,338	40,317	9,265
Other assets	2	—	1	—	2	—	—	1	3	—
Total assets	16,667,738	64,917,771	5,449,982	29,083,764	10,688,288	49,523,561	3,998,920	7,753,209	4,982,569	25,248,430

Liabilities:
Due to Sponsor Company	1,001	32,846	1,810	7,634	25,216	10,343	—	2,338	40,317	9,265
Payable for fund shares purchased	—	—	—	—	—	—	8,971	—	—	—
Other liabilities	—	1	—	1	—	1	1	—	—	1
Total liabilities	1,001	32,847	1,810	7,635	25,216	10,344	8,972	2,338	40,317	9,266

Net assets:
For contract liabilities	$16,666,737	$64,884,924	$5,448,172	$29,076,129	$10,663,072	$49,513,217	$3,989,948	$7,750,871	$4,942,252	$25,239,164

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	3,925,833	47,406,190	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	12,740,904	17,478,734	5,448,172	—	—	—	3,989,948	7,750,871	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	20,016,726	—	23,395,583	—	—	—	—
class S2	—	—	—	9,059,403	—	26,117,634	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	4,942,252	25,239,164
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	8,435,972	—	—	—	—	—
class Y	—	—	—	—	2,227,100	—	—	—	—	—
Total contract liabilities	$16,666,737	$64,884,924	$5,448,172	$29,076,129	$10,663,072	$49,513,217	$3,989,948	$7,750,871	$4,942,252	$25,239,164

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	298,316	1,923,172	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	971,846	738,746	637,213	—	—	—	375,348	613,202	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,173,314	—	1,357,052	—	—	—	—
class S2	—	—	—	536,059	—	1,553,697	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	71,183	528,790
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	313,488	—	—	—	—	—
class Y	—	—	—	—	86,456	—	—	—	—	—
Total shares	1,270,162	2,661,918	637,213	1,709,373	399,944	2,910,749	375,348	613,202	71,183	528,790

Cost	$19,436,849	$70,031,593	$7,433,370	$27,381,444	$9,438,399	$49,217,963	$5,677,829	$8,755,445	$4,688,741	$24,225,949

Deferred contracts in the accumulation period:
Units owned by participants #	1,048,707	4,190,617	297,536	1,101,060	410,431	1,798,975	207,984	272,678	302,189	1,578,973
Minimum unit fair value #*	$2.468190	$13.914173	$16.021234	$2.552188	$2.277418	$2.829962	$17.270271	$21.642683	$14.269938	$14.189136
Maximum unit fair value #*	$21.686564	$14.827328	$22.954237	$33.475771	$47.244565	$68.423911	$23.234145	$31.422527	$26.582014	$24.158136
Contract liability	$16,512,579	$61,407,433	$5,431,068	$28,595,166	$10,455,372	$47,373,335	$3,951,591	$7,660,265	$4,942,252	$25,079,699

Contracts in payout (annuitization) period:
Units owned by participants #	9,203	235,699	925	27,445	9,507	82,690	1,949	2,964	—	9,996
Minimum unit fair value #*	$15.010116	$14.436807	$17.612380	$2.552188	$2.277418	$2.829962	$19.124602	$30.160436	$—	$15.598575
Maximum unit fair value #*	$21.686564	$14.827328	$18.575834	$32.621230	$47.244565	$68.423911	$19.870159	$31.422527	$—	$16.452069
Contract liability	$154,158	$3,477,491	$17,104	$480,963	$207,700	$2,139,882	$38,357	$90,606	$—	$159,465

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth and Income Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	23,084,494	6,387,498	3,599,677	2,726,891	11,297,560	29,161,442	18,125,623
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	97,262,432	6,975,906	46,405,463	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	97,262,432	6,975,906	46,405,463	23,084,494	6,387,498	3,599,677	2,726,891	11,297,560	29,161,442	18,125,623
Due from Sponsor Company	—	—	44,962	—	—	29,692	1,416	—	—	—
Receivable for fund shares sold	66,702	15,439	—	40,000	18,467	—	—	2,876	3,729	3,149
Other assets	2	2	2	—	—	—	—	—	—	1
Total assets	97,329,136	6,991,347	46,450,427	23,124,494	6,405,965	3,629,369	2,728,307	11,300,436	29,165,171	18,128,773

Liabilities:
Due to Sponsor Company	66,702	15,439	—	40,000	18,467	—	—	2,876	3,729	3,149
Payable for fund shares purchased	—	—	44,962	—	—	29,692	1,416	—	—	—
Other liabilities	—	—	—	3	2	—	—	2	1	—
Total liabilities	66,702	15,439	44,962	40,003	18,469	29,692	1,416	2,878	3,730	3,149

Net assets:
For contract liabilities	$97,262,434	$6,975,908	$46,405,465	$23,084,491	$6,387,496	$3,599,677	$2,726,891	$11,297,558	$29,161,441	$18,125,624

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	23,084,491	6,387,496	3,599,677	2,726,891	11,297,558	29,161,441	18,125,624
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	97,262,434	6,975,908	46,405,465	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$97,262,434	$6,975,908	$46,405,465	$23,084,491	$6,387,496	$3,599,677	$2,726,891	$11,297,558	$29,161,441	$18,125,624

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	3,803,047	382,027	138,502	352,767	1,196,775	2,365,080	1,016,010
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	2,807,807	248,076	1,953,914	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,807,807	248,076	1,953,914	3,803,047	382,027	138,502	352,767	1,196,775	2,365,080	1,016,010

Cost	$97,979,858	$6,091,949	$40,048,387	$27,337,889	$6,230,900	$3,374,345	$2,707,482	$11,718,699	$35,417,024	$12,420,177

Deferred contracts in the accumulation period:
Units owned by participants #	5,535,067	384,331	2,082,704	1,173,528	211,276	94,869	260,197	1,557,235	1,984,468	1,267,786
Minimum unit fair value #*	$11.802544	$15.203751	$19.555103	$13.210363	$14.879346	$14.740498	$10.412677	$6.575974	$7.477743	$10.017190
Maximum unit fair value #*	$22.619517	$24.740019	$32.176164	$25.686248	$59.095133	$86.018187	$10.528491	$14.010467	$22.626784	$25.099550
Contract liability	$96,731,554	$6,965,150	$46,075,949	$23,048,868	$6,299,268	$3,587,040	$2,726,891	$11,297,558	$28,921,903	$18,091,399

Contracts in payout (annuitization) period:
Units owned by participants #	29,883	585	14,873	1,539	1,531	229	—	—	11,504	2,151
Minimum unit fair value #*	$17.063830	$18.377635	$21.370314	$22.841536	$56.072106	$18.663671	$—	$—	$20.119686	$15.614585
Maximum unit fair value #*	$18.870189	$18.377635	$22.673129	$24.372411	$59.095133	$76.488475	$—	$—	$21.468818	$16.661377
Contract liability	$530,880	$10,758	$329,516	$35,623	$88,228	$12,637	$—	$—	$239,538	$34,225

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Putnam VT Multi-Cap Growth Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	391,086	33,878
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	14,207,769	25,952,518	4,440,938	14,527,410	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	8,226,256	—	—	—	—	—
class S2	—	—	—	—	51,160,422	56,888,192	880,693	507,370	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	14,207,769	25,952,518	4,440,938	14,527,410	59,386,678	56,888,192	880,693	507,370	391,086	33,878
Due from Sponsor Company	—	414,839	—	—	69,022	—	13,037	29	—	—
Receivable for fund shares sold	3,340	—	399	5,222	—	19,553	—	—	504	2
Other assets	—	—	2	—	—	2	—	1	—	—
Total assets	14,211,109	26,367,357	4,441,339	14,532,632	59,455,700	56,907,747	893,730	507,400	391,590	33,880

Liabilities:
Due to Sponsor Company	3,340	—	399	5,222	—	19,553	—	—	504	2
Payable for fund shares purchased	—	414,839	—	—	69,022	—	13,037	29	—	—
Other liabilities	3	—	—	1	—	—	—	—	2	—
Total liabilities	3,343	414,839	399	5,223	69,022	19,553	13,037	29	506	2

Net assets:
For contract liabilities	$14,207,766	$25,952,518	$4,440,940	$14,527,409	$59,386,678	$56,888,194	$880,693	$507,371	$391,084	$33,878

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	391,084	33,878
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	14,207,766	25,952,518	4,440,940	14,527,409	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	8,226,255	—	—	—	—	—
class S2	—	—	—	—	51,160,423	56,888,194	880,693	507,371	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$14,207,766	$25,952,518	$4,440,940	$14,527,409	$59,386,678	$56,888,194	$880,693	$507,371	$391,084	$33,878

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	20,412	7,613
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	434,754	1,647,779	427,013	615,829	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	390,796	—	—	—	—	—
class S2	—	—	—	—	2,433,893	3,055,220	16,949	105,046	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	434,754	1,647,779	427,013	615,829	2,824,689	3,055,220	16,949	105,046	20,412	7,613

Cost	$11,898,386	$29,345,623	$4,414,076	$9,672,603	$55,190,139	$42,867,366	$598,307	$502,937	$297,812	$35,725

Deferred contracts in the accumulation period:
Units owned by participants #	674,675	708,520	279,324	540,867	2,456,755	2,257,339	38,389	26,350	195,413	2,556
Minimum unit fair value #*	$19.403038	$28.311719	$13.210897	$24.197864	$2.382547	$22.174348	$19.961084	$17.164836	$1.856575	$12.963156
Maximum unit fair value #*	$21.889051	$43.451754	$20.626955	$28.221253	$28.777256	$27.704187	$27.837339	$25.235135	$2.196343	$13.392901
Contract liability	$14,191,471	$25,756,560	$4,413,889	$14,466,916	$58,244,399	$56,234,540	$843,565	$494,146	$391,084	$33,878

Contracts in payout (annuitization) period:
Units owned by participants #	744	4,871	1,601	2,203	42,673	25,306	1,641	696	—	—
Minimum unit fair value #*	$21.889051	$38.638053	$15.317370	$26.344715	$25.736440	$24.711928	$22.245425	$19.007921	$—	$—
Maximum unit fair value #*	$21.889051	$43.451754	$17.225422	$28.221253	$28.777256	$27.704187	$22.861926	$19.007921	$—	$—
Contract liability	$16,295	$195,958	$27,051	$60,493	$1,142,279	$653,654	$37,128	$13,225	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	UIF Global Infrastructure Portfolio	HIMCO VIT Index Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	929,458	207,601	62,061	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	9,255,995	—	—	—	—	—	—
class IA	—	—	—	—	13,236,740	—	—	—	—	—
class IB	—	—	—	—	—	3,795,242	314,053	675,148	3,016,738	1,894,222
class II	—	—	—	4,285,990	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	929,458	207,601	62,061	13,541,985	13,236,740	3,795,242	314,053	675,148	3,016,738	1,894,222
Due from Sponsor Company	—	—	—	—	5,254	—	—	—	—	—
Receivable for fund shares sold	164	16	4	3,323	—	25,576	18	39	12,394	112
Other assets	1	—	—	—	2	—	—	—	1	—
Total assets	929,623	207,617	62,065	13,545,308	13,241,996	3,820,818	314,071	675,187	3,029,133	1,894,334

Liabilities:
Due to Sponsor Company	164	16	4	3,323	—	25,576	18	39	12,394	112
Payable for fund shares purchased	—	—	—	—	5,254	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	1	—	—
Total liabilities	164	16	4	3,324	5,254	25,576	18	40	12,394	112

Net assets:
For contract liabilities	$929,459	$207,601	$62,061	$13,541,984	$13,236,742	$3,795,242	$314,053	$675,147	$3,016,739	$1,894,222

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	929,459	207,601	62,061	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	9,255,994	—	—	—	—	—	—
class IA	—	—	—	—	13,236,742	—	—	—	—	—
class IB	—	—	—	—	—	3,795,242	314,053	675,147	3,016,739	1,894,222
class II	—	—	—	4,285,990	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$929,459	$207,601	$62,061	$13,541,984	$13,236,742	$3,795,242	$314,053	$675,147	$3,016,739	$1,894,222

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	111,580	8,012	2,516	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	1,229,216	—	—	—	—	—	—
class IA	—	—	—	—	318,344	—	—	—	—	—
class IB	—	—	—	—	—	411,186	49,535	108,024	457,775	245,366
class II	—	—	—	572,228	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class X	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	111,580	8,012	2,516	1,801,444	318,344	411,186	49,535	108,024	457,775	245,366

Cost	$999,643	$181,383	$57,596	$15,168,467	$12,297,710	$3,941,845	$340,345	$763,700	$3,619,805	$2,172,961

Deferred contracts in the accumulation period:
Units owned by participants #	366,802	8,026	2,943	1,093,487	4,961,115	332,726	21,850	58,920	186,670	116,066
Minimum unit fair value #*	$2.192351	$23.890669	$19.256852	$10.582186	$1.696261	$11.170044	$14.058800	$11.224151	$15.828473	$16.006347
Maximum unit fair value #*	$27.446757	$26.669462	$21.496992	$11.148656	$25.954810	$11.464339	$14.429256	$11.519950	$16.245542	$16.428143
Contract liability	$928,893	$207,601	$62,061	$12,066,377	$13,215,021	$3,795,242	$314,053	$675,147	$3,016,739	$1,894,222

Contracts in payout (annuitization) period:
Units owned by participants #	233	—	—	133,195	6,649	—	—	—	—	—
Minimum unit fair value #*	$2.426190	$—	$—	$10.910519	$1.883117	$—	$—	$—	$—	$—
Maximum unit fair value #*	$2.426190	$—	$—	$11.148656	$8.539662	$—	$—	$—	$—	$—
Contract liability	$566	$—	$—	$1,475,607	$21,721	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2016

	HIMCO VIT American Funds International Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	2,342,256	—	—
class II	—	—	—
class INIT	—	2,876,660	1,973,565
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
class X	—	—	—
class Y	—	—	—
Total investments	2,342,256	2,876,660	1,973,565
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	7,839	318	209
Other assets	—	1	—
Total assets	2,350,095	2,876,979	1,973,774

Liabilities:
Due to Sponsor Company	7,839	318	209
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—
Total liabilities	7,839	318	209

Net assets:
For contract liabilities	$2,342,256	$2,876,661	$1,973,565

Contract Liabilities:
class 1	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	2,342,256	—	—
class II	—	—	—
class INIT	—	2,876,661	1,973,565
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
class X	—	—	—
class Y	—	—	—
Total contract liabilities	$2,342,256	$2,876,661	$1,973,565

Shares:
class 1	—	—	—
class 2	—	—	—
class 4	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	350,113	—	—
class II	—	—	—
class INIT	—	132,749	128,320
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
class X	—	—	—
class Y	—	—	—
Total shares	350,113	132,749	128,320

Cost	$2,634,252	$3,065,754	$2,229,796

Deferred contracts in the accumulation period:
Units owned by participants #	236,880	258,880	186,378
Minimum unit fair value #*	$9.690237	$10.886161	$10.330901
Maximum unit fair value #*	$9.945672	$11.214594	$10.622201
Contract liability	$2,342,256	$2,863,566	$1,959,665

Contracts in payout (annuitization) period:
Units owned by participants #	—	1,172	1,311
Minimum unit fair value #*	$—	$11.171663	$10.541033
Maximum unit fair value #*	$—	$11.171663	$10.622201
Contract liability	$—	$13,095	$13,900

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Merged with Putnam VT Voyager Fund. Change effective November 18, 2016.
(3) Funded as of November 18, 2016.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2016

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Investment income:
Dividends	$434,328	$584,001	$57,819	$441,574	$—	$129,754	$316,159	$8,340	$576,023	$43,201

Expenses:
Administrative charges	(45,617)	(106,413)	(31,855)	(59,353)	—	—	—	—	—	—
Mortality and expense risk charges	(338,701)	(825,165)	(234,574)	(456,103)	(64,532)	(166,526)	(141,256)	(7,942)	(709,320)	(791,823)
Total expenses	(384,318)	(931,578)	(266,429)	(515,456)	(64,532)	(166,526)	(141,256)	(7,942)	(709,320)	(791,823)
Net investment income (loss)	50,010	(347,577)	(208,610)	(73,882)	(64,532)	(36,772)	174,903	398	(133,297)	(748,622)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(692,140)	(5,767,260)	(160,354)	362,714	(111,595)	(21,889)	(34,423)	62,497	2,900,134	—
Net realized gain distributions	1,607,812	—	950,657	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(289,761)	4,628,401	2,917,257	2,419,953	(168,585)	(6,228)	525,660	(73,584)	2,936,935	—
Net gain (loss) on investments	625,911	(1,138,859)	3,707,560	2,782,667	(280,180)	(28,117)	491,237	(11,087)	5,837,069	—
Net increase (decrease) in net assets resulting from operations	$675,921	$(1,486,436)	$3,498,950	$2,708,785	$(344,712)	$(64,889)	$666,140	$(10,689)	$5,703,772	$(748,622)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$198,635	$921,171	$1,570,002	$420,779	$25,600	$—	$840,016	$—	$1,105,820	$156,604

Expenses:
Administrative charges	(27,020)	(145,038)	(133,144)	(36,819)	(12,270)	—	(79,073)	(33,063)	(361,229)	(94,389)
Mortality and expense risk charges	(410,399)	(2,283,095)	(2,022,348)	(586,092)	(200,966)	(20,388)	(594,251)	(260,411)	(2,537,757)	(729,850)
Total expenses	(437,419)	(2,428,133)	(2,155,492)	(622,911)	(213,236)	(20,388)	(673,324)	(293,474)	(2,898,986)	(824,239)
Net investment income (loss)	(238,784)	(1,506,962)	(585,490)	(202,132)	(187,636)	(20,388)	166,692	(293,474)	(1,793,166)	(667,635)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	713,811	3,553,186	3,277,030	528,312	372,372	(27,504)	(1,845,975)	1,213,713	(449,495)	(919,348)
Net realized gain distributions	1,910,194	11,014,390	12,174,250	2,768,192	2,013,273	73,476	2,871,408	1,843,116	16,243,534	3,510,283
Change in unrealized appreciation (depreciation) during the period	(2,790,678)	(4,846,272)	(5,253,315)	(2,662,747)	(2,239,547)	(56,448)	4,815,182	(3,043,707)	(3,481,056)	2,994,430
Net gain (loss) on investments	(166,673)	9,721,304	10,197,965	633,757	146,098	(10,476)	5,840,615	13,122	12,312,983	5,585,365
Net increase (decrease) in net assets resulting from operations	$(405,457)	$8,214,342	$9,612,475	$431,625	$(41,538)	$(30,864)	$6,007,307	$(280,352)	$10,519,817	$4,917,730

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$40,931	$30,090	$120,491	$—	$4,364	$1,297,252	$729,243	$58,058	$197,855	$4,981

Expenses:
Administrative charges	(8,256)	—	—	(17,431)	—	(40,973)	(40,499)	(6,096)	(11,218)	—
Mortality and expense risk charges	(74,242)	(69,912)	(26,972)	(270,447)	(6,403)	(674,143)	(678,330)	(102,787)	(168,278)	(4,210)
Total expenses	(82,498)	(69,912)	(26,972)	(287,878)	(6,403)	(715,116)	(718,829)	(108,883)	(179,496)	(4,210)
Net investment income (loss)	(41,567)	(39,822)	93,519	(287,878)	(2,039)	582,136	10,414	(50,825)	18,359	771

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	210,985	36,786	57,419	(625,880)	32,531	(890,608)	1,226,815	(121,356)	171,591	5,152
Net realized gain distributions	—	195,408	—	1,730,752	92,562	—	3,017,361	—	382,516	26,180
Change in unrealized appreciation (depreciation) during the period	114,153	(187,254)	140,520	(555,876)	31,433	2,439,674	524,788	933,206	97,989	4,724
Net gain (loss) on investments	325,138	44,940	197,939	548,996	156,526	1,549,066	4,768,964	811,850	652,096	36,056
Net increase (decrease) in net assets resulting from operations	$283,571	$5,118	$291,458	$261,118	$154,487	$2,131,202	$4,779,378	$761,025	$670,455	$36,827

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$914,648	$11,234,361	$687,049	$4,107,420	$70,738	$1,077,404	$365,764	$1,765,339	$1,546,643

Expenses:
Administrative charges	—	(62,610)	(873,362)	—	(379,932)	(18,647)	(240,243)	(152,195)	(52,135)	(175,509)
Mortality and expense risk charges	(11,884)	(479,546)	(5,767,260)	(999,016)	(2,781,406)	(157,576)	(1,819,297)	(1,201,170)	(402,023)	(1,268,418)
Total expenses	(11,884)	(542,156)	(6,640,622)	(999,016)	(3,161,338)	(176,223)	(2,059,540)	(1,353,365)	(454,158)	(1,443,927)
Net investment income (loss)	(11,884)	372,492	4,593,739	(311,967)	946,082	(105,485)	(982,136)	(987,601)	1,311,181	102,716

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(55,834)	991,409	(1,184,797)	(333,295)	(2,495,700)	116,683	1,781,858	(1,618,610)	(784,925)	74,722
Net realized gain distributions	990	—	1,695,901	6,311,168	23,429,318	1,119,321	15,627,263	12,059,929	—	—
Change in unrealized appreciation (depreciation) during the period	76,328	81,932	9,324,804	(3,441,379)	3,552,250	(1,263,319)	(11,779,969)	(11,513,752)	2,761,710	(522,795)
Net gain (loss) on investments	21,484	1,073,341	9,835,908	2,536,494	24,485,868	(27,315)	5,629,152	(1,072,433)	1,976,785	(448,073)
Net increase (decrease) in net assets resulting from operations	$9,600	$1,445,833	$14,429,647	$2,224,527	$25,431,950	$(132,800)	$4,647,016	$(2,060,034)	$3,287,966	$(345,357)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$76,644	$30,594	$182,403	$—	$27,435	$324,008	$1,693,397	$978,043	$347,557	$255,407

Expenses:
Administrative charges	—	—	(78,586)	—	(34,414)	(33,688)	(173,670)	(112,113)	(60,523)	(28,872)
Mortality and expense risk charges	(98,454)	(89,002)	(565,188)	(421,774)	(275,424)	(245,461)	(1,332,780)	(759,131)	(364,603)	(181,041)
Total expenses	(98,454)	(89,002)	(643,774)	(421,774)	(309,838)	(279,149)	(1,506,450)	(871,244)	(425,126)	(209,913)
Net investment income (loss)	(21,810)	(58,408)	(461,371)	(421,774)	(282,403)	44,859	186,947	106,799	(77,569)	45,494

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(264,705)	(161,412)	28,175	(2,018,882)	(141,526)	708,547	(633,534)	2,812,773	(618,132)	(110,319)
Net realized gain distributions	344,113	778,866	—	2,831,019	833,938	—	—	7,314,137	569,789	964,522
Change in unrealized appreciation (depreciation) during the period	698,001	37,550	185,794	(361,047)	1,327,498	211,403	422,766	(3,761,163)	4,209,483	893,891
Net gain (loss) on investments	777,409	655,004	213,969	451,090	2,019,910	919,950	(210,768)	6,365,747	4,161,140	1,748,094
Net increase (decrease) in net assets resulting from operations	$755,599	$596,596	$(247,402)	$29,316	$1,737,507	$964,809	$(23,821)	$6,472,546	$4,083,571	$1,793,588

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	Lord Abbett Classic Stock Fund	MFS® Growth Fund	MFS® Investors Trust Fund	MFS® Total Return Fund	MFS® Value Fund	Invesco V.I. Equity and Income Fund	UIF Core Plus Fixed Income Portfolio	UIF Emerging Markets Debt Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,973,067	$1,289,770	$54,699	$1,771	$42,113	$1,588,387	$28,594	$352,928	$809,833	$192,143

Expenses:
Administrative charges	(85,257)	(175,950)	(10,799)	(5,069)	(5,648)	(64,788)	—	(10,583)	(48,774)	(4,087)
Mortality and expense risk charges	(591,760)	(1,130,226)	(71,501)	(70,568)	(94,160)	(1,015,253)	(17,511)	(323,116)	(749,807)	(62,157)
Total expenses	(677,017)	(1,306,176)	(82,300)	(75,637)	(99,808)	(1,080,041)	(17,511)	(333,699)	(798,581)	(66,244)
Net investment income (loss)	1,296,050	(16,406)	(27,601)	(73,866)	(57,695)	508,346	11,083	19,229	11,252	125,899

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(321,727)	3,058,399	(38,556)	229,273	226,331	1,523,429	150,421	372,100	(63,001)	(34,131)
Net realized gain distributions	—	1,190,527	207,484	241,596	538,323	1,787,660	126,257	627,718	—	—
Change in unrealized appreciation (depreciation) during the period	3,457,876	8,633,035	422,142	(381,108)	(421,355)	(107,210)	(92,716)	1,448,112	1,842,167	207,440
Net gain (loss) on investments	3,136,149	12,881,961	591,070	89,761	343,299	3,203,879	183,962	2,447,930	1,779,166	173,309
Net increase (decrease) in net assets resulting from operations	$4,432,199	$12,865,555	$563,469	$15,895	$285,604	$3,712,225	$195,045	$2,467,159	$1,790,418	$299,208

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	UIF Emerging Markets Equity Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Money Market Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund	UIF Small Company Growth Portfolio	UIF Global Franchise Portfolio	Oppenheimer Discovery Mid Cap Growth Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$82,266	$—	$—	$78,685	$—	$1,088	$237,528	$—	$120,122	$—

Expenses:
Administrative charges	(29,323)	—	(11,554)	(40,160)	(17,016)	(14,140)	(62,678)	—	(9,082)	(9,671)
Mortality and expense risk charges	(288,084)	(1,083,785)	(77,989)	(428,934)	(165,970)	(180,662)	(775,218)	(87,872)	(169,912)	(73,793)
Total expenses	(317,407)	(1,083,785)	(89,543)	(469,094)	(182,986)	(194,802)	(837,896)	(87,872)	(178,994)	(83,464)
Net investment income (loss)	(235,141)	(1,083,785)	(89,543)	(390,409)	(182,986)	(193,714)	(600,368)	(87,872)	(58,872)	(83,464)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,020,648)	(109,115)	(589,478)	(86,108)	314,877	—	(559,309)	(531,005)	(172,218)	91,420
Net realized gain distributions	—	11,280,356	296,467	1,540,397	454,158	—	1,967,429	393,823	1,134,879	421,803
Change in unrealized appreciation (depreciation) during the period	2,140,202	(12,640,635)	(355,162)	2,422,833	(2,039,279)	—	4,700,242	363,438	(624,433)	(460,232)
Net gain (loss) on investments	1,119,554	(1,469,394)	(648,173)	3,877,122	(1,270,244)	—	6,108,362	226,256	338,228	52,991
Net increase (decrease) in net assets resulting from operations	$884,413	$(2,553,179)	$(737,716)	$3,486,713	$(1,453,230)	$(193,714)	$5,507,994	$138,384	$279,356	$(30,473)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth and Income Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)(4)	Sub-Account	Sub-Account

Investment income:
Dividends	$31,973	$792,648	$64,085	$118,601	$1,860,360	$136,472	$65,847	$—	$277,296	$1,127,014

Expenses:
Administrative charges	(52,229)	(196,147)	(10,160)	(86,020)	(39,395)	(12,995)	(7,049)	—	—	(61,759)
Mortality and expense risk charges	(397,294)	(1,333,983)	(97,515)	(676,713)	(334,105)	(95,127)	(52,475)	(4,773)	(157,168)	(481,023)
Total expenses	(449,523)	(1,530,130)	(107,675)	(762,733)	(373,500)	(108,122)	(59,524)	(4,773)	(157,168)	(542,782)
Net investment income (loss)	(417,550)	(737,482)	(43,590)	(644,132)	1,486,860	28,350	6,323	(4,773)	120,128	584,232

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	638,216	(413,378)	260,385	703,843	(1,714,182)	(8,955)	(26,687)	996	(179,579)	(2,383,357)
Net realized gain distributions	2,922,247	7,027,894	893,871	1,825,765	—	501,089	116,286	—	—	—
Change in unrealized appreciation (depreciation) during the period	(4,579,232)	(8,023,960)	(455,140)	4,801,768	951,925	(207,251)	350,151	19,409	90,099	387,018
Net gain (loss) on investments	(1,018,769)	(1,409,444)	699,116	7,331,376	(762,257)	284,883	439,750	20,405	(89,480)	(1,996,339)
Net increase (decrease) in net assets resulting from operations	$(1,436,319)	$(2,146,926)	$655,526	$6,687,244	$724,603	$313,233	$446,073	$15,632	$30,648	$(1,412,107)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Putnam VT Investors Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$250,940	$105,796	$298,487	$83,132	$33,690	$284,321	$508,587	$719,748	$—	$—

Expenses:
Administrative charges	(35,584)	—	(44,303)	(9,044)	(4,906)	—	(86,884)	(88,333)	(1,093)	—
Mortality and expense risk charges	(256,876)	(203,728)	(360,182)	(59,137)	(34,884)	(211,952)	(824,546)	(875,171)	(18,231)	(13,981)
Total expenses	(292,460)	(203,728)	(404,485)	(68,181)	(39,790)	(211,952)	(911,430)	(963,504)	(19,324)	(13,981)
Net investment income (loss)	(41,520)	(97,932)	(105,998)	14,951	(6,100)	72,369	(402,843)	(243,756)	(19,324)	(13,981)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,204,102	500,350	(2,612,431)	(96,752)	82,305	1,087,811	(159,239)	2,931,825	111,971	2,741
Net realized gain distributions	674,184	1,465,179	2,548,617	—	119,258	267,678	5,179,650	4,326,879	84,454	66,080
Change in unrealized appreciation (depreciation) during the period	(126,860)	(945,822)	5,561,296	350,604	(214,706)	243,071	4,389,122	565,785	(176,810)	(73,599)
Net gain (loss) on investments	1,751,426	1,019,707	5,497,482	253,852	(13,143)	1,598,560	9,409,533	7,824,489	19,615	(4,778)
Net increase (decrease) in net assets resulting from operations	$1,709,906	$921,775	$5,391,484	$268,803	$(19,243)	$1,670,929	$9,006,690	$7,580,733	$291	$(18,759)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	UIF Global Infrastructure Portfolio	HIMCO VIT Index Fund
	Sub-Account	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,434	$5,090	$12,390	$917	$—	$—	$104	$1,184	$308,210	$279,384

Expenses:
Administrative charges	(785)	(724)	(612)	—	(2,072)	—	—	—	—	(13,526)
Mortality and expense risk charges	(6,253)	(5,135)	(3,729)	(428)	(14,172)	(2,829)	(348)	(800)	(220,639)	(209,283)
Total expenses	(7,038)	(5,859)	(4,341)	(428)	(16,244)	(2,829)	(348)	(800)	(220,639)	(222,809)
Net investment income (loss)	(3,604)	(769)	8,049	489	(16,244)	(2,829)	(244)	384	87,571	56,575

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,177	42,097	(26,232)	(113)	(58,651)	1,748	(5,770)	1,095	(404,609)	222,508
Net realized gain distributions	10,718	—	276,781	2,483	104,154	15,137	—	5,878	839,801	928,524
Change in unrealized appreciation (depreciation) during the period	(4,192)	(17,407)	(262,242)	(2,134)	21,744	(1,850)	9,832	(978)	1,255,471	(55,161)
Net gain (loss) on investments	24,703	24,690	(11,693)	236	67,247	15,035	4,062	5,995	1,690,663	1,095,871
Net increase (decrease) in net assets resulting from operations	$21,099	$23,921	$(3,644)	$725	$51,003	$12,206	$3,818	$6,379	$1,778,234	$1,152,446

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2016

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$144,225	$5,783	$3,495	$10,741	$33,965	$37,756	$20,079	$12,758

Expenses:
Administrative charges	(6,822)	(480)	(1,205)	(5,240)	(2,972)	(4,255)	—	—
Mortality and expense risk charges	(38,813)	(2,597)	(7,363)	(30,284)	(19,594)	(25,012)	(53,096)	(41,332)
Total expenses	(45,635)	(3,077)	(8,568)	(35,524)	(22,566)	(29,267)	(53,096)	(41,332)
Net investment income (loss)	98,590	2,706	(5,073)	(24,783)	11,399	8,489	(33,017)	(28,574)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,766	(364)	(20,837)	(83,815)	(67,180)	(66,092)	(56,448)	(47,145)
Net realized gain distributions	39,793	51,403	160,117	1,334,210	623,988	304,847	215,520	246,184
Change in unrealized appreciation (depreciation) during the period	(51,170)	(55,505)	(125,104)	(983,792)	(375,722)	(168,919)	104,600	(86,923)
Net gain (loss) on investments	(9,611)	(4,466)	14,176	266,603	181,086	69,836	263,672	112,116
Net increase (decrease) in net assets resulting from operations	$88,979	$(1,760)	$9,103	$241,820	$192,485	$78,325	$230,655	$83,542

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Liquidated as of April 29, 2016.
(3) Merged with Putnam VT Voyager Fund. Change effective November 18, 2016.
(4) Funded as of November 18, 2016.
(5) Merged with Putnam VT Growth Opportunities Fund. Change effective November 18, 2016.
(6) Liquidated as of April 29, 2016.
(7) Liquidated as of April 29, 2016.
(8) Liquidated as of April 29, 2016.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2016

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Operations:
Net investment income (loss)	$50,010	$(347,577)	$(208,610)	$(73,882)	$(64,532)	$(36,772)	$174,903	$398	$(133,297)	$(748,622)
Net realized gain (loss) on security transactions	(692,140)	(5,767,260)	(160,354)	362,714	(111,595)	(21,889)	(34,423)	62,497	2,900,134	—
Net realized gain distributions	1,607,812	—	950,657	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(289,761)	4,628,401	2,917,257	2,419,953	(168,585)	(6,228)	525,660	(73,584)	2,936,935	—
Net increase (decrease) in net assets resulting from operations	675,921	(1,486,436)	3,498,950	2,708,785	(344,712)	(64,889)	666,140	(10,689)	5,703,772	(748,622)

Unit transactions:
Purchases	19,323	340,645	101,392	207,214	3,312	3,413	—	—	43,362	846,237
Net transfers	399,415	(391,413)	1,782,204	(283,455)	69,647	976,751	77,387	123	356,586	58,664,414
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,923,453)	(9,908,318)	(2,329,042)	(5,129,810)	(664,271)	(1,668,561)	(878,704)	(195,745)	(5,644,098)	(28,132,170)
Other transactions	(2)	1,120	(258)	454	(55)	736	254	1	(1,004)	13,626
Death benefits	(459,346)	(1,230,087)	(174,904)	(763,128)	(45,081)	(530,840)	(190,756)	(13,413)	(1,220,376)	(2,813,105)
Net annuity transactions	(14,693)	156,074	43,883	87,672	19,890	56,399	27,082	—	116,360	833,936
Net increase (decrease) in net assets resulting from unit transactions	(4,978,756)	(11,031,979)	(576,725)	(5,881,053)	(616,558)	(1,162,102)	(964,737)	(209,034)	(6,349,170)	29,412,938
Net increase (decrease) in net assets	(4,302,835)	(12,518,415)	2,922,225	(3,172,268)	(961,270)	(1,226,991)	(298,597)	(219,723)	(645,398)	28,664,316

Net assets:
Beginning of period	27,258,814	64,236,830	16,380,010	33,905,103	4,513,461	8,149,221	7,831,243	887,298	47,296,863	29,904,594
End of period	$22,955,979	$51,718,415	$19,302,235	$30,732,835	$3,552,191	$6,922,230	$7,532,646	$667,575	$46,651,465	$58,568,910

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(238,784)	$(1,506,962)	$(585,490)	$(202,132)	$(187,636)	$(20,388)	$166,692	$(293,474)	$(1,793,166)	$(667,635)
Net realized gain (loss) on security transactions	713,811	3,553,186	3,277,030	528,312	372,372	(27,504)	(1,845,975)	1,213,713	(449,495)	(919,348)
Net realized gain distributions	1,910,194	11,014,390	12,174,250	2,768,192	2,013,273	73,476	2,871,408	1,843,116	16,243,534	3,510,283
Change in unrealized appreciation (depreciation) during the period	(2,790,678)	(4,846,272)	(5,253,315)	(2,662,747)	(2,239,547)	(56,448)	4,815,182	(3,043,707)	(3,481,056)	2,994,430
Net increase (decrease) in net assets resulting from operations	(405,457)	8,214,342	9,612,475	431,625	(41,538)	(30,864)	6,007,307	(280,352)	10,519,817	4,917,730

Unit transactions:
Purchases	62,884	723,364	628,978	40,510	1,814	4,110	204,172	75,054	629,437	185,852
Net transfers	(636,957)	(2,311,395)	(493,911)	(842,741)	(375,966)	(130,610)	(1,769,445)	(1,059,338)	(6,217,422)	(2,624,514)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,514,935)	(13,979,416)	(12,848,754)	(3,883,930)	(1,108,540)	(214,327)	(6,576,966)	(2,483,968)	(28,873,425)	(7,526,532)
Other transactions	1,006	607	6,144	2,348	751	—	543	379	1,915	152
Death benefits	(436,511)	(3,645,379)	(3,829,084)	(976,295)	(212,745)	(113,501)	(769,020)	(322,119)	(3,612,812)	(1,138,379)
Net annuity transactions	55,751	185,406	(96,272)	73,834	(31,222)	(592)	58,087	23,986	550,323	157,890
Net increase (decrease) in net assets resulting from unit transactions	(3,468,762)	(19,026,813)	(16,632,899)	(5,586,274)	(1,725,908)	(454,920)	(8,852,629)	(3,766,006)	(37,521,984)	(10,945,531)
Net increase (decrease) in net assets	(3,874,219)	(10,812,471)	(7,020,424)	(5,154,649)	(1,767,446)	(485,784)	(2,845,322)	(4,046,358)	(27,002,167)	(6,027,801)

Net assets:
Beginning of period	24,974,513	132,791,045	117,002,012	34,953,775	11,886,755	1,592,384	44,148,179	20,304,949	209,027,103	57,602,305
End of period	$21,100,294	$121,978,574	$109,981,588	$29,799,126	$10,119,309	$1,106,600	$41,302,857	$16,258,591	$182,024,936	$51,574,504

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(41,567)	$(39,822)	$93,519	$(287,878)	$(2,039)	$582,136	$10,414	$(50,825)	$18,359	$771
Net realized gain (loss) on security transactions	210,985	36,786	57,419	(625,880)	32,531	(890,608)	1,226,815	(121,356)	171,591	5,152
Net realized gain distributions	—	195,408	—	1,730,752	92,562	—	3,017,361	—	382,516	26,180
Change in unrealized appreciation (depreciation) during the period	114,153	(187,254)	140,520	(555,876)	31,433	2,439,674	524,788	933,206	97,989	4,724
Net increase (decrease) in net assets resulting from operations	283,571	5,118	291,458	261,118	154,487	2,131,202	4,779,378	761,025	670,455	36,827

Unit transactions:
Purchases	25,397	25,259	885	83,411	—	52,584	557,104	28,925	57,032	585
Net transfers	(271,678)	(308,160)	(129,315)	(519,085)	(26,739)	(1,412,302)	(697,220)	41,232	(210,571)	268
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,068,743)	(690,096)	(339,394)	(1,559,424)	(147,585)	(4,410,940)	(3,951,993)	(408,299)	(1,269,750)	(132,687)
Other transactions	(1)	1	1	(64)	—	105	3,960	(641)	(34)	—
Death benefits	(34,835)	(23,759)	(6,130)	(377,656)	(5,582)	(649,734)	(603,849)	(66,880)	(160,452)	—
Net annuity transactions	5,382	1,425	(1,947)	(38,249)	—	(86,351)	(86,769)	31,888	56,109	—
Net increase (decrease) in net assets resulting from unit transactions	(1,344,478)	(995,330)	(475,900)	(2,411,067)	(179,906)	(6,506,638)	(4,778,767)	(373,775)	(1,527,666)	(131,834)
Net increase (decrease) in net assets	(1,060,907)	(990,212)	(184,442)	(2,149,949)	(25,419)	(4,375,436)	611	387,250	(857,211)	(95,007)

Net assets:
Beginning of period	5,718,497	5,170,972	2,601,143	15,957,232	631,306	38,777,646	38,568,724	5,121,896	10,375,491	422,101
End of period	$4,657,590	$4,180,760	$2,416,701	$13,807,283	$605,887	$34,402,210	$38,569,335	$5,509,146	$9,518,280	$327,094

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(11,884)	$372,492	$4,593,739	$(311,967)	$946,082	$(105,485)	$(982,136)	$(987,601)	$1,311,181	$102,716
Net realized gain (loss) on security transactions	(55,834)	991,409	(1,184,797)	(333,295)	(2,495,700)	116,683	1,781,858	(1,618,610)	(784,925)	74,722
Net realized gain distributions	990	—	1,695,901	6,311,168	23,429,318	1,119,321	15,627,263	12,059,929	—	—
Change in unrealized appreciation (depreciation) during the period	76,328	81,932	9,324,804	(3,441,379)	3,552,250	(1,263,319)	(11,779,969)	(11,513,752)	2,761,710	(522,795)
Net increase (decrease) in net assets resulting from operations	9,600	1,445,833	14,429,647	2,224,527	25,431,950	(132,800)	4,647,016	(2,060,034)	3,287,966	(345,357)

Unit transactions:
Purchases	—	63,981	1,680,488	201,396	645,994	97,725	843,110	326,121	147,208	373,763
Net transfers	25,479	1,893,600	7,013,867	(3,732,035)	(5,809,517)	(652,780)	(3,985,954)	(3,601,398)	1,615,645	1,633,445
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(347,535)	(4,887,482)	(65,786,529)	(9,055,951)	(30,618,375)	(1,266,111)	(20,833,400)	(10,809,364)	(5,467,904)	(14,146,931)
Other transactions	—	209	3,577	(1,048)	(577)	(157)	2,291	632	245	(408)
Death benefits	(12,486)	(655,475)	(9,495,934)	(1,446,222)	(4,862,120)	(236,870)	(3,611,144)	(2,128,792)	(458,207)	(1,865,218)
Net annuity transactions	—	95,156	491,894	176,574	979,037	26,724	458,013	122,489	46,938	137,695
Net increase (decrease) in net assets resulting from unit transactions	(334,542)	(3,490,011)	(66,092,637)	(13,857,286)	(39,665,558)	(2,031,469)	(27,127,084)	(16,090,312)	(4,116,075)	(13,867,654)
Net increase (decrease) in net assets	(324,942)	(2,044,178)	(51,662,990)	(11,632,759)	(14,233,608)	(2,164,269)	(22,480,068)	(18,150,346)	(828,109)	(14,213,011)

Net assets:
Beginning of period	1,280,982	34,841,221	487,397,463	73,471,543	221,214,572	12,524,619	141,733,369	97,575,356	28,377,561	103,117,131
End of period	$956,040	$32,797,043	$435,734,473	$61,838,784	$206,980,964	$10,360,350	$119,253,301	$79,425,010	$27,549,452	$88,904,120

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(21,810)	$(58,408)	$(461,371)	$(421,774)	$(282,403)	$44,859	$186,947	$106,799	$(77,569)	$45,494
Net realized gain (loss) on security transactions	(264,705)	(161,412)	28,175	(2,018,882)	(141,526)	708,547	(633,534)	2,812,773	(618,132)	(110,319)
Net realized gain distributions	344,113	778,866	—	2,831,019	833,938	—	—	7,314,137	569,789	964,522
Change in unrealized appreciation (depreciation) during the period	698,001	37,550	185,794	(361,047)	1,327,498	211,403	422,766	(3,761,163)	4,209,483	893,891
Net increase (decrease) in net assets resulting from operations	755,599	596,596	(247,402)	29,316	1,737,507	964,809	(23,821)	6,472,546	4,083,571	1,793,588

Unit transactions:
Purchases	14,234	33,366	445,190	153,859	113,915	402,376	701,992	200,142	39,932	30,264
Net transfers	97,696	636,062	1,890,082	(533,039)	(1,025,766)	1,433,814	9,834,864	(3,246,890)	(2,997,097)	2,874,047
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(874,121)	(829,447)	(7,375,695)	(3,925,930)	(2,454,824)	(1,975,002)	(16,010,177)	(8,574,167)	(3,752,421)	(2,081,715)
Other transactions	1	(1)	138	(248)	317	(11)	502	(215)	91	277
Death benefits	(31,934)	(85,437)	(1,154,821)	(706,825)	(491,998)	(302,060)	(2,749,622)	(1,308,760)	(579,903)	(346,449)
Net annuity transactions	(4,193)	15,229	68,339	45,663	16,701	54,586	404,103	149,541	51,035	24,516
Net increase (decrease) in net assets resulting from unit transactions	(798,317)	(230,228)	(6,126,767)	(4,966,520)	(3,841,655)	(386,297)	(7,818,338)	(12,780,349)	(7,238,363)	500,940
Net increase (decrease) in net assets	(42,718)	366,368	(6,374,169)	(4,937,204)	(2,104,148)	578,512	(7,842,159)	(6,307,803)	(3,154,792)	2,294,528

Net assets:
Beginning of period	6,161,155	5,946,932	44,711,207	31,712,218	20,911,250	16,954,346	91,472,903	62,943,121	32,982,088	13,398,133
End of period	$6,118,437	$6,313,300	$38,337,038	$26,775,014	$18,807,102	$17,532,858	$83,630,744	$56,635,318	$29,827,296	$15,692,661

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	Lord Abbett Classic Stock Fund	MFS® Growth Fund	MFS® Investors Trust Fund	MFS® Total Return Fund	MFS® Value Fund	Invesco V.I. Equity and Income Fund	UIF Core Plus Fixed Income Portfolio	UIF Emerging Markets Debt Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,296,050	$(16,406)	$(27,601)	$(73,866)	$(57,695)	$508,346	$11,083	$19,229	$11,252	$125,899
Net realized gain (loss) on security transactions	(321,727)	3,058,399	(38,556)	229,273	226,331	1,523,429	150,421	372,100	(63,001)	(34,131)
Net realized gain distributions	—	1,190,527	207,484	241,596	538,323	1,787,660	126,257	627,718	—	—
Change in unrealized appreciation (depreciation) during the period	3,457,876	8,633,035	422,142	(381,108)	(421,355)	(107,210)	(92,716)	1,448,112	1,842,167	207,440
Net increase (decrease) in net assets resulting from operations	4,432,199	12,865,555	563,469	15,895	285,604	3,712,225	195,045	2,467,159	1,790,418	299,208

Unit transactions:
Purchases	114,726	249,591	25,026	—	1,136	528,930	—	3,340	96,952	51,920
Net transfers	2,032,905	(5,219,855)	(126,249)	(15,164)	(134,563)	(494,943)	(70,444)	(530,610)	138,447	(135,889)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,514,068)	(13,767,472)	(773,529)	(498,324)	(615,490)	(6,516,958)	(298,375)	(2,224,510)	(5,060,003)	(567,128)
Other transactions	73	(291)	(4)	68	513	1,526	(1)	1,916	1,085	485
Death benefits	(1,030,536)	(1,975,975)	(133,765)	(4,588)	(177,555)	(1,661,445)	(25,946)	(286,055)	(1,597,094)	(140,892)
Net annuity transactions	30,951	245,821	5,532	(56,846)	(19,228)	195,727	—	259,948	(76,062)	(31,687)
Net increase (decrease) in net assets resulting from unit transactions	(7,365,949)	(20,468,181)	(1,002,989)	(574,854)	(945,187)	(7,947,163)	(394,766)	(2,775,971)	(6,496,675)	(823,191)
Net increase (decrease) in net assets	(2,933,750)	(7,602,626)	(439,520)	(558,959)	(659,583)	(4,234,938)	(199,721)	(308,812)	(4,706,257)	(523,983)

Net assets:
Beginning of period	46,955,431	96,064,855	6,007,242	4,269,910	5,423,988	57,861,833	1,799,756	20,851,747	45,198,452	3,672,676
End of period	$44,021,681	$88,462,229	$5,567,722	$3,710,951	$4,764,405	$53,626,895	$1,600,035	$20,542,935	$40,492,195	$3,148,693

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	UIF Emerging Markets Equity Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Money Market Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund	UIF Small Company Growth Portfolio	UIF Global Franchise Portfolio	Oppenheimer Discovery Mid Cap Growth Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(235,141)	$(1,083,785)	$(89,543)	$(390,409)	$(182,986)	$(193,714)	$(600,368)	$(87,872)	$(58,872)	$(83,464)
Net realized gain (loss) on security transactions	(1,020,648)	(109,115)	(589,478)	(86,108)	314,877	—	(559,309)	(531,005)	(172,218)	91,420
Net realized gain distributions	—	11,280,356	296,467	1,540,397	454,158	—	1,967,429	393,823	1,134,879	421,803
Change in unrealized appreciation (depreciation) during the period	2,140,202	(12,640,635)	(355,162)	2,422,833	(2,039,279)	—	4,700,242	363,438	(624,433)	(460,232)
Net increase (decrease) in net assets resulting from operations	884,413	(2,553,179)	(737,716)	3,486,713	(1,453,230)	(193,714)	5,507,994	138,384	279,356	(30,473)

Unit transactions:
Purchases	63,149	186,455	8,967	97,556	44,442	4	52,883	8,587	21,087	23,874
Net transfers	(499,573)	(2,061,855)	(505,964)	300,611	(346,559)	(29,481,478)	853,720	(159,341)	(365,106)	(112,213)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,751,263)	(7,104,867)	(912,186)	(3,040,603)	(1,461,254)	(2,549,128)	(5,377,896)	(559,444)	(1,000,122)	(664,679)
Other transactions	169	1,435	182	364	160	30	4,659	554	1,381	3
Death benefits	(171,941)	(1,551,362)	(35,687)	(603,273)	(106,485)	(630,308)	(967,165)	(49,505)	(315,892)	(110,583)
Net annuity transactions	33,654	112,477	15,206	975	58,058	(1,023,272)	514,568	5,923	13,525	—
Net increase (decrease) in net assets resulting from unit transactions	(3,325,805)	(10,417,717)	(1,429,482)	(3,244,370)	(1,811,638)	(33,684,152)	(4,919,231)	(753,226)	(1,645,127)	(863,598)
Net increase (decrease) in net assets	(2,441,392)	(12,970,896)	(2,167,198)	242,343	(3,264,868)	(33,877,866)	588,763	(614,842)	(1,365,771)	(894,071)

Net assets:
Beginning of period	19,108,129	77,855,820	7,615,370	28,833,786	13,927,940	33,877,866	48,924,454	4,604,790	9,116,642	5,836,323
End of period	$16,666,737	$64,884,924	$5,448,172	$29,076,129	$10,663,072	$—	$49,513,217	$3,989,948	$7,750,871	$4,942,252

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth and Income Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)(4)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(417,550)	$(737,482)	$(43,590)	$(644,132)	$1,486,860	$28,350	$6,323	$(4,773)	$120,128	$584,232
Net realized gain (loss) on security transactions	638,216	(413,378)	260,385	703,843	(1,714,182)	(8,955)	(26,687)	996	(179,579)	(2,383,357)
Net realized gain distributions	2,922,247	7,027,894	893,871	1,825,765	—	501,089	116,286	—	—	—
Change in unrealized appreciation (depreciation) during the period	(4,579,232)	(8,023,960)	(455,140)	4,801,768	951,925	(207,251)	350,151	19,409	90,099	387,018
Net increase (decrease) in net assets resulting from operations	(1,436,319)	(2,146,926)	655,526	6,687,244	724,603	313,233	446,073	15,632	30,648	(1,412,107)

Unit transactions:
Purchases	123,854	416,299	2,113	245,781	90,528	16,535	1,327	525	30,574	224,463
Net transfers	(1,525,833)	(133,284)	(110,221)	(3,247,374)	(990,065)	(469,797)	(277,976)	(6,032)	727,612	117,561
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	2,743,611	—	—
Surrenders for benefit payments and fees	(4,384,094)	(14,758,149)	(1,163,977)	(7,291,683)	(3,847,941)	(1,027,758)	(514,141)	(24,114)	(1,448,537)	(5,528,924)
Other transactions	141	(374)	221	645	3,081	(13)	16	1	45	982
Death benefits	(734,360)	(2,150,034)	(211,503)	(1,011,086)	(586,302)	(104,196)	(95,732)	(2,732)	(170,419)	(670,731)
Net annuity transactions	55,232	336,970	(1,599)	117,592	17,474	11,694	11,651	—	—	70,189
Net increase (decrease) in net assets resulting from unit transactions	(6,465,060)	(16,288,572)	(1,484,966)	(11,186,125)	(5,313,225)	(1,573,535)	(874,855)	2,711,259	(860,725)	(5,786,460)
Net increase (decrease) in net assets	(7,901,379)	(18,435,498)	(829,440)	(4,498,881)	(4,588,622)	(1,260,302)	(428,782)	2,726,891	(830,077)	(7,198,567)

Net assets:
Beginning of period	33,140,543	115,697,932	7,805,348	50,904,346	27,673,113	7,647,798	4,028,459	—	12,127,635	36,360,008
End of period	$25,239,164	$97,262,434	$6,975,908	$46,405,465	$23,084,491	$6,387,496	$3,599,677	$2,726,891	$11,297,558	$29,161,441

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Putnam VT Investors Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(41,520)	$(97,932)	$(105,998)	$14,951	$(6,100)	$72,369	$(402,843)	$(243,756)	$(19,324)	$(13,981)
Net realized gain (loss) on security transactions	1,204,102	500,350	(2,612,431)	(96,752)	82,305	1,087,811	(159,239)	2,931,825	111,971	2,741
Net realized gain distributions	674,184	1,465,179	2,548,617	—	119,258	267,678	5,179,650	4,326,879	84,454	66,080
Change in unrealized appreciation (depreciation) during the period	(126,860)	(945,822)	5,561,296	350,604	(214,706)	243,071	4,389,122	565,785	(176,810)	(73,599)
Net increase (decrease) in net assets resulting from operations	1,709,906	921,775	5,391,484	268,803	(19,243)	1,670,929	9,006,690	7,580,733	291	(18,759)

Unit transactions:
Purchases	80,212	32,197	111,086	10,808	5,400	188,105	107,674	260,089	—	—
Net transfers	(992,447)	(495,096)	(660,307)	(91,389)	(193,794)	(976,991)	(1,159,954)	(2,420,537)	44,692	(254,829)
Net interfund transfers due to corporate actions	—	—	—	—	(2,743,611)	—	—	—	—	—
Surrenders for benefit payments and fees	(2,870,700)	(1,751,893)	(4,049,704)	(852,346)	(319,466)	(1,573,066)	(7,578,882)	(7,801,551)	(133,485)	(83,644)
Other transactions	208	379	441	2,146	338	276	393	2,069	(4)	—
Death benefits	(333,068)	(207,478)	(491,611)	(126,993)	(57,337)	(263,026)	(1,262,705)	(1,746,591)	(47,500)	(18,293)
Net annuity transactions	13,805	15,593	55,722	21,745	(233)	(4,577)	187,266	139,391	9,929	12,673
Net increase (decrease) in net assets resulting from unit transactions	(4,101,990)	(2,406,298)	(5,034,373)	(1,036,029)	(3,308,703)	(2,629,279)	(9,706,208)	(11,567,130)	(126,368)	(344,093)
Net increase (decrease) in net assets	(2,392,084)	(1,484,523)	357,111	(767,226)	(3,327,946)	(958,350)	(699,518)	(3,986,397)	(126,077)	(362,852)

Net assets:
Beginning of period	20,517,708	15,692,289	25,595,407	5,208,166	3,327,946	15,485,759	60,086,196	60,874,591	1,006,770	870,223
End of period	$18,125,624	$14,207,766	$25,952,518	$4,440,940	$—	$14,527,409	$59,386,678	$56,888,194	$880,693	$507,371

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	UIF Global Infrastructure Portfolio	HIMCO VIT Index Fund
	Sub-Account	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,604)	$(769)	$8,049	$489	$(16,244)	$(2,829)	$(244)	$384	$87,571	$56,575
Net realized gain (loss) on security transactions	18,177	42,097	(26,232)	(113)	(58,651)	1,748	(5,770)	1,095	(404,609)	222,508
Net realized gain distributions	10,718	—	276,781	2,483	104,154	15,137	—	5,878	839,801	928,524
Change in unrealized appreciation (depreciation) during the period	(4,192)	(17,407)	(262,242)	(2,134)	21,744	(1,850)	9,832	(978)	1,255,471	(55,161)
Net increase (decrease) in net assets resulting from operations	21,099	23,921	(3,644)	725	51,003	12,206	3,818	6,379	1,778,234	1,152,446

Unit transactions:
Purchases	—	—	153	—	2,858	—	—	—	40,654	21,725
Net transfers	(12,510)	(1,060,547)	(997,202)	1,348	(138,469)	(2,664)	(60,411)	—	(53,709)	567,191
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(42,628)	(11,314)	(44,037)	(1,405)	(174,690)	(9,102)	(761)	(8,834)	(1,899,767)	(2,577,356)
Other transactions	(1)	19	—	—	1	—	—	—	(346)	23
Death benefits	—	(38,014)	(6,594)	—	(68,741)	—	—	—	(613,260)	(116,883)
Net annuity transactions	—	—	—	—	(284)	—	—	—	204,177	(6,773)
Net increase (decrease) in net assets resulting from unit transactions	(55,139)	(1,109,856)	(1,047,680)	(57)	(379,325)	(11,766)	(61,172)	(8,834)	(2,322,251)	(2,112,073)
Net increase (decrease) in net assets	(34,040)	(1,085,935)	(1,051,324)	668	(328,322)	440	(57,354)	(2,455)	(544,017)	(959,627)

Net assets:
Beginning of period	425,124	1,085,935	1,051,324	33,210	1,257,781	207,161	57,354	64,516	14,086,001	14,196,369
End of period	$391,084	$—	$—	$33,878	$929,459	$207,601	$—	$62,061	$13,541,984	$13,236,742

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2016

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$98,590	$2,706	$(5,073)	$(24,783)	$11,399	$8,489	$(33,017)	$(28,574)
Net realized gain (loss) on security transactions	1,766	(364)	(20,837)	(83,815)	(67,180)	(66,092)	(56,448)	(47,145)
Net realized gain distributions	39,793	51,403	160,117	1,334,210	623,988	304,847	215,520	246,184
Change in unrealized appreciation (depreciation) during the period	(51,170)	(55,505)	(125,104)	(983,792)	(375,722)	(168,919)	104,600	(86,923)
Net increase (decrease) in net assets resulting from operations	88,979	(1,760)	9,103	241,820	192,485	78,325	230,655	83,542

Unit transactions:
Purchases	—	300	585	585	—	—	4,469	6,171
Net transfers	(48,691)	31,645	5,083	(227,440)	(70,283)	(132,890)	254,228	126,403
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(835,921)	(9,283)	(196,742)	(680,227)	(437,919)	(488,537)	(274,496)	(395,151)
Other transactions	—	—	(1)	2	—	2	(55)	—
Death benefits	(55,349)	—	—	(25,501)	(5,320)	(17,636)	(55,722)	(39,923)
Net annuity transactions	—	—	—	—	—	—	11,817	(988)
Net increase (decrease) in net assets resulting from unit transactions	(939,961)	22,662	(191,075)	(932,581)	(513,522)	(639,061)	(59,759)	(303,488)
Net increase (decrease) in net assets	(850,982)	20,902	(181,972)	(690,761)	(321,037)	(560,736)	170,896	(219,946)

Net assets:
Beginning of period	4,646,224	293,151	857,119	3,707,500	2,215,259	2,902,992	2,705,765	2,193,511
End of period	$3,795,242	$314,053	$675,147	$3,016,739	$1,894,222	$2,342,256	$2,876,661	$1,973,565

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Liquidated as of April 29, 2016.
(3) Merged with Putnam VT Voyager Fund. Change effective November 18, 2016.
(4) Funded as of November 18, 2016.
(5) Merged with Putnam VT Growth Opportunities Fund. Change effective November 18, 2016.
(6) Liquidated as of April 29, 2016.
(7) Liquidated as of April 29, 2016.
(8) Liquidated as of April 29, 2016.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2015

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund
	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$112,406	$316,335	$(206,877)	$69,034	$(84,849)	$(26,701)	$293,449	$1,876	$38,679	$(427,796)
Net realized gain (loss) on security transactions	(293,838)	(5,604,533)	370,102	1,332,467	(47,265)	(27,733)	89,584	71,150	3,675,025	—
Net realized gain distributions	2,792,047	—	2,927,082	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(2,605,813)	6,870,647	(4,349,242)	(4,764,074)	(12,572)	(125,121)	(772,044)	(101,857)	(3,344,931)	—
Net increase (decrease) in net assets resulting from operations	4,802	1,582,449	(1,258,935)	(3,362,573)	(144,686)	(179,555)	(389,011)	(28,831)	368,773	(427,796)

Unit transactions:
Purchases	66,602	451,508	98,992	250,702	7,311	8,806	1,737	3,000	145,885	375,933
Net transfers	548,158	1,008,232	(690,564)	437,661	(176,765)	311,016	(349,216)	29,147	(98,540)	33,049,472
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,412,626)	(14,218,557)	(2,693,506)	(8,022,391)	(1,132,011)	(2,023,414)	(1,336,606)	(164,136)	(6,456,508)	(33,530,045)
Other transactions	2,952	1,885	3,563	1,729	(3)	(121)	(60)	—	(350)	8,006
Death benefits	(854,329)	(1,847,920)	(185,243)	(1,170,413)	(44,804)	(149,274)	(217,769)	(7,456)	(2,452,251)	(1,402,748)
Net annuity transactions	35,992	206,299	—	119,268	—	71,964	(3,434)	—	(341,749)	—
Net increase (decrease) in net assets resulting from unit transactions	(9,613,251)	(14,398,553)	(3,466,758)	(8,383,444)	(1,346,272)	(1,781,023)	(1,905,348)	(139,445)	(9,203,513)	(1,499,382)
Net increase (decrease) in net assets	(9,608,449)	(12,816,104)	(4,725,693)	(11,746,017)	(1,490,958)	(1,960,578)	(2,294,359)	(168,276)	(8,834,740)	(1,927,178)

Net assets:
Beginning of period	36,867,263	77,052,934	21,105,703	45,651,120	6,004,419	10,109,799	10,125,602	1,055,574	56,131,603	31,831,772
End of period	$27,258,814	$64,236,830	$16,380,010	$33,905,103	$4,513,461	$8,149,221	$7,831,243	$887,298	$47,296,863	$29,904,594

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(252,689)	$(2,013,928)	$(928,112)	$(217,473)	$(269,509)	$(28,895)	$572,328	$(354,201)	$(1,864,652)	$(899,357)
Net realized gain (loss) on security transactions	1,808,907	8,987,584	8,091,095	2,366,157	1,290,256	64,678	(1,326,093)	2,336,912	5,256,154	399,903
Net realized gain distributions	2,579,783	29,801,243	18,999,841	2,303,093	1,050,598	317,364	5,227,458	727,955	22,717,391	8,654,379
Change in unrealized appreciation (depreciation) during the period	(2,826,637)	(29,824,824)	(26,470,522)	(6,661,505)	(2,198,742)	(350,319)	(7,341,163)	(1,535,484)	(27,707,858)	(9,703,657)
Net increase (decrease) in net assets resulting from operations	1,309,364	6,950,075	(307,698)	(2,209,728)	(127,397)	2,828	(2,867,470)	1,175,182	(1,598,965)	(1,548,732)

Unit transactions:
Purchases	134,757	653,416	633,294	120,389	3,777	2,399	230,893	152,778	1,352,664	280,130
Net transfers	464,710	(3,372,175)	(3,144,227)	228,796	(18,735)	51,234	(121,589)	(134,139)	(3,922,243)	(450,573)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,427,050)	(18,756,885)	(17,739,358)	(6,438,140)	(1,759,949)	(465,679)	(10,517,951)	(4,038,745)	(42,958,280)	(12,883,986)
Other transactions	361	2,119	(1,589)	(984)	(1,572)	1	6,607	385	40,376	11,117
Death benefits	(462,187)	(3,652,895)	(3,313,745)	(831,572)	(361,557)	(48,136)	(1,045,174)	(314,135)	(4,979,801)	(1,112,816)
Net annuity transactions	956	177,296	82,864	165,377	92,664	(659)	156,758	64,272	220,056	27,741
Net increase (decrease) in net assets resulting from unit transactions	(3,288,453)	(24,949,124)	(23,482,761)	(6,756,134)	(2,045,372)	(460,840)	(11,290,456)	(4,269,584)	(50,247,228)	(14,128,387)
Net increase (decrease) in net assets	(1,979,089)	(17,999,049)	(23,790,459)	(8,965,862)	(2,172,769)	(458,012)	(14,157,926)	(3,094,402)	(51,846,193)	(15,677,119)

Net assets:
Beginning of period	26,953,602	150,790,094	140,792,471	43,919,637	14,059,524	2,050,396	58,306,105	23,399,351	260,873,296	73,279,424
End of period	$24,974,513	$132,791,045	$117,002,012	$34,953,775	$11,886,755	$1,592,384	$44,148,179	$20,304,949	$209,027,103	$57,602,305

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(62,551)	$(76,003)	$144,229	$(363,183)	$(3,965)	$2,077,127	$464,066	$19,930	$92,770	$6,865
Net realized gain (loss) on security transactions	601,485	310,300	192,052	313,652	52,720	(627,729)	3,116,630	6,044	566,044	8,590
Net realized gain distributions	5,774	430,649	—	4,412,158	118,876	762,018	2,948,046	828,143	—	25,705
Change in unrealized appreciation (depreciation) during the period	(799,887)	(682,350)	(642,378)	(5,040,541)	(234,207)	(4,581,447)	(9,434,644)	(2,255,396)	(1,616,350)	(63,261)
Net increase (decrease) in net assets resulting from operations	(255,179)	(17,404)	(306,097)	(677,914)	(66,576)	(2,370,031)	(2,905,902)	(1,401,279)	(957,536)	(22,101)

Unit transactions:
Purchases	13,933	23,274	3,078	28,393	2,000	62,042	166,696	2,400	31,164	2,778
Net transfers	(468,219)	(1,271,729)	(345,147)	(259,408)	(54,540)	(1,248,749)	(1,803,881)	(75,621)	(543,434)	(7,651)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,417,380)	(954,900)	(1,106,390)	(2,383,246)	(158,029)	(7,780,572)	(5,554,662)	(842,894)	(1,643,873)	(60,077)
Other transactions	168	1,591	(23)	215	—	(1,026)	3,065	209	(188)	—
Death benefits	(56,709)	(73,115)	(31,506)	(281,740)	(2,941)	(1,312,031)	(1,200,908)	(79,963)	(275,480)	—
Net annuity transactions	(19,863)	48,051	(2,034)	24,162	—	41,236	65,176	6,018	454	—
Net increase (decrease) in net assets resulting from unit transactions	(1,948,070)	(2,226,828)	(1,482,022)	(2,871,624)	(213,510)	(10,239,100)	(8,324,514)	(989,851)	(2,431,357)	(64,950)
Net increase (decrease) in net assets	(2,203,249)	(2,244,232)	(1,788,119)	(3,549,538)	(280,086)	(12,609,131)	(11,230,416)	(2,391,130)	(3,388,893)	(87,051)

Net assets:
Beginning of period	7,921,746	7,415,204	4,389,262	19,506,770	911,392	51,386,777	49,799,140	7,513,026	13,764,384	509,152
End of period	$5,718,497	$5,170,972	$2,601,143	$15,957,232	$631,306	$38,777,646	$38,568,724	$5,121,896	$10,375,491	$422,101

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$100,570	$59,508	$8,457,264	$(579,083)	$450,175	$(130,318)	$(1,402,467)	$(1,456,417)	$1,664,180	$(172,808)
Net realized gain (loss) on security transactions	(17,513)	1,485,275	(324,851)	3,997,571	4,320,257	466,283	13,108,375	3,157,307	(659,694)	1,982,967
Net realized gain distributions	7,718	—	12,795,618	15,355,366	33,896,998	522,278	46,747,659	20,086,631	—	—
Change in unrealized appreciation (depreciation) during the period	(172,209)	(2,052,281)	(31,182,326)	(18,704,487)	(45,051,977)	(194,193)	(50,427,227)	(11,815,851)	(2,795,462)	(289,666)
Net increase (decrease) in net assets resulting from operations	(81,434)	(507,498)	(10,254,295)	69,367	(6,384,547)	664,050	8,026,340	9,971,670	(1,790,976)	1,520,493

Unit transactions:
Purchases	—	135,307	2,261,768	560,495	1,336,883	75,683	941,835	509,487	172,937	563,837
Net transfers	44,173	381,861	(2,311,738)	(2,492,022)	(3,938,598)	2,572,380	(7,946,291)	2,068,426	(2,169,119)	(2,245,638)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(356,139)	(6,236,023)	(92,515,078)	(14,294,191)	(42,880,750)	(1,705,073)	(28,437,933)	(16,217,898)	(7,494,629)	(19,518,936)
Other transactions	—	430	300,451	43,238	63,361	4,246	24,386	28,197	7,054	44,807
Death benefits	(11,607)	(867,725)	(10,927,333)	(1,260,233)	(5,364,256)	(114,061)	(3,788,137)	(1,857,374)	(789,995)	(2,411,861)
Net annuity transactions	—	11,126	542,187	(13,892)	166,947	(689)	522,287	(6,192)	39,470	106,466
Net increase (decrease) in net assets resulting from unit transactions	(323,573)	(6,575,024)	(102,649,743)	(17,456,605)	(50,616,413)	832,486	(38,683,853)	(15,475,354)	(10,234,282)	(23,461,325)
Net increase (decrease) in net assets	(405,007)	(7,082,522)	(112,904,038)	(17,387,238)	(57,000,960)	1,496,536	(30,657,513)	(5,503,684)	(12,025,258)	(21,940,832)

Net assets:
Beginning of period	1,685,989	41,923,743	600,301,501	90,858,781	278,215,532	11,028,083	172,390,882	103,079,040	40,402,819	125,057,963
End of period	$1,280,982	$34,841,221	$487,397,463	$73,471,543	$221,214,572	$12,524,619	$141,733,369	$97,575,356	$28,377,561	$103,117,131

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(40,091)	$(76,146)	$(642,161)	$(589,278)	$(382,366)	$4,923	$133,013	$(43,512)	$(102,886)	$47,781
Net realized gain (loss) on security transactions	(81,449)	197,950	33,083	585,522	724,216	1,436,543	(1,146,651)	5,324,153	(247,190)	(54,886)
Net realized gain distributions	1,241,768	972,104	4,792	6,654,181	2,434,820	—	—	2,247,855	2,876,179	1,264,389
Change in unrealized appreciation (depreciation) during the period	(1,553,911)	(1,220,303)	(106,371)	(9,701,530)	(3,111,859)	(1,203,987)	1,067,151	(10,561,080)	(4,145,390)	(1,785,841)
Net increase (decrease) in net assets resulting from operations	(433,683)	(126,395)	(710,657)	(3,051,105)	(335,189)	237,479	53,513	(3,032,584)	(1,619,287)	(528,557)

Unit transactions:
Purchases	45,382	9,356	199,222	188,450	101,982	63,448	621,879	316,371	131,400	66,804
Net transfers	(1,320,597)	(386,256)	502,663	(1,495,110)	(436,220)	(286,870)	7,469,827	(2,258,039)	197,173	(313,662)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,334,185)	(1,865,781)	(14,806,569)	(7,638,432)	(4,088,734)	(4,570,109)	(21,701,368)	(12,570,478)	(5,333,024)	(2,539,367)
Other transactions	779	1,856	30,945	21,416	1,109	1,699	15,458	17,757	16,558	2,560
Death benefits	(70,677)	(120,096)	(1,345,922)	(803,757)	(315,590)	(223,938)	(3,498,749)	(1,873,367)	(558,330)	(298,164)
Net annuity transactions	(4,177)	48,397	82,465	(8,824)	83,442	10,687	295,496	112,252	33,055	1,773
Net increase (decrease) in net assets resulting from unit transactions	(2,683,475)	(2,312,524)	(15,337,196)	(9,736,257)	(4,654,011)	(5,005,083)	(16,797,457)	(16,255,504)	(5,513,168)	(3,080,056)
Net increase (decrease) in net assets	(3,117,158)	(2,438,919)	(16,047,853)	(12,787,362)	(4,989,200)	(4,767,604)	(16,743,944)	(19,288,088)	(7,132,455)	(3,608,613)

Net assets:
Beginning of period	9,278,313	8,385,851	60,759,060	44,499,580	25,900,450	21,721,950	108,216,847	82,231,209	40,114,543	17,006,746
End of period	$6,161,155	$5,946,932	$44,711,207	$31,712,218	$20,911,250	$16,954,346	$91,472,903	$62,943,121	$32,982,088	$13,398,133

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	Lord Abbett Classic Stock Fund	MFS® Core Equity Fund	MFS® Growth Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Total Return Fund	MFS® Value Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,141,125	$(340,156)	$(54,939)	$14,321	$(76,439)	$9,647	$(69,082)	$390,342	$19,245	$177,290
Net realized gain (loss) on security transactions	12,438	4,699,906	189,337	900,377	345,258	464,119	636,076	2,693,324	204,251	797,746
Net realized gain distributions	347,582	5,288,605	1,030,601	151,987	234,209	224,695	629,818	2,322,513	116,123	2,072,965
Change in unrealized appreciation (depreciation) during the period	(2,755,693)	(14,000,221)	(1,330,521)	(1,007,347)	(267,468)	(675,201)	(1,285,414)	(6,797,458)	(373,919)	(3,982,461)
Net increase (decrease) in net assets resulting from operations	(1,254,548)	(4,351,866)	(165,522)	59,338	235,560	23,260	(88,602)	(1,391,279)	(34,300)	(934,460)

Unit transactions:
Purchases	133,322	523,866	31,572	19,079	9,608	12,599	93,115	303,673	8,000	840
Net transfers	(576,781)	(288,094)	(125,762)	(72,523)	109,989	38,311	(357,104)	(1,145,456)	(58,868)	(908,302)
Net interfund transfers due to corporate actions	—	—	—	(3,038,103)	—	(2,592,539)	—	—	—	—
Surrenders for benefit payments and fees	(12,520,874)	(19,515,800)	(1,240,948)	(81,037)	(554,320)	(49,643)	(1,058,777)	(8,196,483)	(411,615)	(2,337,811)
Other transactions	7,840	32,335	(1)	—	218	—	20	(358)	—	380
Death benefits	(1,091,104)	(1,856,324)	(151,786)	(39,430)	(44,848)	—	(145,248)	(1,841,565)	(14,491)	(675,007)
Net annuity transactions	60,332	23,478	(7,618)	—	240	(11,134)	3,056	320,941	—	(146,513)
Net increase (decrease) in net assets resulting from unit transactions	(13,987,265)	(21,080,539)	(1,494,543)	(3,212,014)	(479,113)	(2,602,406)	(1,464,938)	(10,559,248)	(476,974)	(4,066,413)
Net increase (decrease) in net assets	(15,241,813)	(25,432,405)	(1,660,065)	(3,152,676)	(243,553)	(2,579,146)	(1,553,540)	(11,950,527)	(511,274)	(5,000,873)

Net assets:
Beginning of period	62,197,244	121,497,260	7,667,307	3,152,676	4,513,463	2,579,146	6,977,528	69,812,360	2,311,030	25,852,620
End of period	$46,955,431	$96,064,855	$6,007,242	$—	$4,269,910	$—	$5,423,988	$57,861,833	$1,799,756	$20,851,747

(7) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.
(8) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	UIF Core Plus Fixed Income Portfolio	UIF Emerging Markets Debt Portfolio	UIF Emerging Markets Equity Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	Morgan Stanley Money Market Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund	UIF Small Company Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$740,117	$141,694	$(238,065)	$(1,280,277)	$(145,637)	$(526,530)	$(248,493)	$(657,604)	$(273,094)	$(113,846)
Net realized gain (loss) on security transactions	(149,803)	(42,818)	(986,778)	2,354,935	(251,014)	1,180,106	1,346,491	—	509,609	(188,711)
Net realized gain distributions	—	—	—	10,952,917	1,650,875	4,068,431	3,258,037	—	8,720,341	1,419,489
Change in unrealized appreciation (depreciation) during the period	(1,784,251)	(208,503)	(1,450,931)	(3,689,152)	(1,904,315)	(8,191,018)	(5,543,902)	—	(11,314,381)	(1,710,316)
Net increase (decrease) in net assets resulting from operations	(1,193,937)	(109,627)	(2,675,774)	8,338,423	(650,091)	(3,469,011)	(1,187,867)	(657,604)	(2,357,525)	(593,384)

Unit transactions:
Purchases	63,124	37,776	84,837	222,431	47,055	34,617	2,160	278,409	165,467	2,557
Net transfers	275,670	(107,248)	(148,891)	(1,074,127)	(733,125)	(464,261)	(459,470)	10,579,024	(1,207,171)	(188,835)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,942,615)	(610,632)	(5,120,970)	(10,003,255)	(2,247,667)	(4,958,735)	(1,806,833)	(14,072,341)	(6,889,361)	(729,961)
Other transactions	1,211	1,057	2,980	(2,273)	1,338	(211)	(233)	244	(51)	74
Death benefits	(1,672,797)	(169,470)	(241,566)	(2,093,371)	(154,583)	(752,307)	(471,543)	(2,070,234)	(1,903,515)	(52,455)
Net annuity transactions	203,936	4,035	(12,635)	(617,443)	(9,644)	11,566	(51,968)	58,514	149,908	35,989
Net increase (decrease) in net assets resulting from unit transactions	(8,071,471)	(844,482)	(5,436,245)	(13,568,038)	(3,096,626)	(6,129,331)	(2,787,887)	(5,226,384)	(9,684,723)	(932,631)
Net increase (decrease) in net assets	(9,265,408)	(954,109)	(8,112,019)	(5,229,615)	(3,746,717)	(9,598,342)	(3,975,754)	(5,883,988)	(12,042,248)	(1,526,015)

Net assets:
Beginning of period	54,463,860	4,626,785	27,220,148	83,085,435	11,362,087	38,432,128	17,903,694	39,761,854	60,966,702	6,130,805
End of period	$45,198,452	$3,672,676	$19,108,129	$77,855,820	$7,615,370	$28,833,786	$13,927,940	$33,877,866	$48,924,454	$4,604,790

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	UIF Global Franchise Portfolio	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth and Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,612)	$(84,654)	$(607,499)	$(596,528)	$(66,162)	$(592,154)	$2,633,255	$73,060	$22,071	$(5,266)
Net realized gain (loss) on security transactions	126,633	430,988	3,258,650	4,955,222	568,124	3,454,735	(1,584,715)	382,766	104,945	61,275
Net realized gain distributions	1,533,746	466,378	6,610,676	8,551,168	1,333,131	8,769,101	—	919,310	—	—
Change in unrealized appreciation (depreciation) during the period	(1,256,430)	(597,874)	(8,489,630)	(8,577,670)	(1,674,589)	(15,754,117)	(2,257,311)	(1,449,373)	(566,240)	(335,139)
Net increase (decrease) in net assets resulting from operations	400,337	214,838	772,197	4,332,192	160,504	(4,122,435)	(1,208,771)	(74,237)	(439,224)	(279,130)

Unit transactions:
Purchases	144	4,205	193,970	631,711	15,745	335,768	312,709	11,944	7,295	32,764
Net transfers	(8,408)	1,728,446	(805,137)	(4,187,438)	84,661	(2,254,873)	(1,079,928)	282,499	(1,206,468)	349,429
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,627,560)	(1,039,787)	(7,766,304)	(23,727,272)	(1,606,581)	(12,063,484)	(6,882,551)	(3,105,161)	(909,349)	(1,887,584)
Other transactions	54	54	2,537	31,138	220	8,652	2,156	1,686	3,131	9,274
Death benefits	(155,692)	(16,527)	(854,004)	(2,241,021)	(143,429)	(1,182,508)	(593,355)	(168,826)	(114,929)	(183,835)
Net annuity transactions	56,254	—	68,260	14,258	10,940	101,986	7,199	786	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,735,208)	676,391	(9,160,678)	(29,478,624)	(1,638,444)	(15,054,459)	(8,233,770)	(2,977,072)	(2,220,320)	(1,679,952)
Net increase (decrease) in net assets	(1,334,871)	891,229	(8,388,481)	(25,146,432)	(1,477,940)	(19,176,894)	(9,442,541)	(3,051,309)	(2,659,544)	(1,959,082)

Net assets:
Beginning of period	10,451,513	4,945,094	41,529,024	140,844,364	9,283,288	70,081,240	37,115,654	10,699,107	6,688,003	14,086,717
End of period	$9,116,642	$5,836,323	$33,140,543	$115,697,932	$7,805,348	$50,904,346	$27,673,113	$7,647,798	$4,028,459	$12,127,635

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(179,023)	$(83,959)	$(153,661)	$(242,041)	$18,372	$(17,501)	$44,680	$607,326	$(88,121)	$(24,311)
Net realized gain (loss) on security transactions	(1,421,572)	2,412,078	964,497	(2,468,752)	(3,296)	191,383	1,636,508	2,546,148	5,068,019	180,094
Net realized gain distributions	—	—	204,983	3,480,707	—	675,245	—	9,891,060	188,031	6,152
Change in unrealized appreciation (depreciation) during the period	1,661,059	(3,105,059)	(1,185,034)	(2,395,375)	(143,643)	(1,155,432)	(2,381,922)	(16,172,490)	(10,512,039)	(133,415)
Net increase (decrease) in net assets resulting from operations	60,464	(776,940)	(169,215)	(1,625,461)	(128,567)	(306,305)	(700,734)	(3,127,956)	(5,344,110)	28,520

Unit transactions:
Purchases	322,743	231,058	44,065	190,010	51,650	18,487	359,773	242,889	446,726	—
Net transfers	1,026,120	(714,480)	214,529	(1,218,869)	(57,419)	(195,469)	(9,562)	(1,072,146)	(444,346)	(143,147)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,872,300)	(5,325,006)	(2,394,897)	(5,635,587)	(1,526,109)	(880,110)	(2,874,780)	(10,623,788)	(11,696,362)	(179,146)
Other transactions	2,412	2,339	12,090	566	(48)	1,700	6,634	(8)	909	1
Death benefits	(1,055,135)	(698,691)	(253,734)	(676,116)	(198,987)	(141,429)	(405,136)	(1,459,761)	(2,127,833)	(21,904)
Net annuity transactions	127,441	(16,794)	—	73,635	959	755	59,655	47,546	220,054	(3,669)
Net increase (decrease) in net assets resulting from unit transactions	(7,448,719)	(6,521,574)	(2,377,947)	(7,266,361)	(1,729,954)	(1,196,066)	(2,863,416)	(12,865,268)	(13,600,852)	(347,865)
Net increase (decrease) in net assets	(7,388,255)	(7,298,514)	(2,547,162)	(8,891,822)	(1,858,521)	(1,502,371)	(3,564,150)	(15,993,224)	(18,944,962)	(319,345)

Net assets:
Beginning of period	43,748,263	27,816,222	18,239,451	34,487,229	7,066,687	4,830,317	19,049,909	76,079,420	79,819,553	1,326,115
End of period	$36,360,008	$20,517,708	$15,692,289	$25,595,407	$5,208,166	$3,327,946	$15,485,759	$60,086,196	$60,874,591	$1,006,770

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	UIF Global Infrastructure Portfolio
	Sub-Account	Sub-Account (9)	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account

Operations:
Net investment income (loss)	$(19,918)	$(3,198)	$(4,528)	$(6,791)	$422	$(22,366)	$(3,611)	$(1,179)	$(2,196)	$25,666
Net realized gain (loss) on security transactions	75,345	11,945	12,526	153,277	5,175	50,747	66,954	(3,592)	47,669	(32,526)
Net realized gain distributions	73,026	—	—	161,746	—	174,753	33,877	—	17,307	1,793,502
Change in unrealized appreciation (depreciation) during the period	(140,102)	(11,367)	(23,149)	(327,316)	974	(224,560)	(101,010)	(5,162)	(61,256)	(4,424,443)
Net increase (decrease) in net assets resulting from operations	(11,649)	(2,620)	(15,151)	(19,084)	6,571	(21,426)	(3,790)	(9,933)	1,524	(2,637,801)

Unit transactions:
Purchases	—	—	—	23,616	—	15,744	—	—	—	2,040
Net transfers	150,285	38,518	(67,401)	(8,438)	2,073	(88,895)	(1,962)	883	—	(284,301)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(172,968)	(43,593)	(445,235)	(361,181)	(53,360)	(329,978)	(214,100)	(15,961)	(279,415)	(2,105,113)
Other transactions	—	—	24	(2)	—	—	—	—	2	439
Death benefits	(19,366)	—	—	(5,655)	—	(19,329)	—	—	—	(470,751)
Net annuity transactions	—	—	—	—	—	(343)	—	—	—	(305,456)
Net increase (decrease) in net assets resulting from unit transactions	(42,049)	(5,075)	(512,612)	(351,660)	(51,287)	(422,801)	(216,062)	(15,078)	(279,413)	(3,163,142)
Net increase (decrease) in net assets	(53,698)	(7,695)	(527,763)	(370,744)	(44,716)	(444,227)	(219,852)	(25,011)	(277,889)	(5,800,943)

Net assets:
Beginning of period	923,921	432,819	1,613,698	1,422,068	77,926	1,702,008	427,013	82,365	342,405	19,886,944
End of period	$870,223	$425,124	$1,085,935	$1,051,324	$33,210	$1,257,781	$207,161	$57,354	$64,516	$14,086,001

(9) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(10) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(11) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(12) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT Index Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)(18)	Sub-Account (19)(20)

Operations:
Net investment income (loss)	$(220,342)	$41,420	$(929)	$(10,624)	$(7,590)	$(850)	$4,098	$(27,884)	$(23,181)
Net realized gain (loss) on security transactions	616,476	(10,883)	13,956	27,546	139,614	37,079	23,497	(7,677)	(554)
Net realized gain distributions	180,960	13,330	3,154	11,637	94,966	62,081	24,346	215,575	131,666
Change in unrealized appreciation (depreciation) during the period	(562,121)	(101,524)	4,972	(26,986)	12,750	(92,742)	(229,090)	(293,694)	(169,309)
Net increase (decrease) in net assets resulting from operations	14,973	(57,657)	21,153	1,573	239,740	5,568	(177,149)	(113,680)	(61,378)

Unit transactions:
Purchases	57,668	9,000	300	2,778	10,778	—	5,000	1,650	18,722
Net transfers	(653,217)	7,137	21,219	(21,697)	(351,295)	(193,726)	88,774	46,764	(26,777)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	3,038,103	2,592,539
Surrenders for benefit payments and fees	(3,591,149)	(984,126)	(120,739)	(167,111)	(812,932)	(303,742)	(620,435)	(219,044)	(338,165)
Other transactions	1,787	1	—	—	—	—	(1)	100	(181)
Death benefits	(246,881)	(158,482)	—	(17,975)	(53,080)	(42,006)	(29,835)	(48,128)	(5,939)
Net annuity transactions	5,191	—	—	—	—	—	—	—	14,690
Net increase (decrease) in net assets resulting from unit transactions	(4,426,601)	(1,126,470)	(99,220)	(204,005)	(1,206,529)	(539,474)	(556,497)	2,819,445	2,254,889
Net increase (decrease) in net assets	(4,411,628)	(1,184,127)	(78,067)	(202,432)	(966,789)	(533,906)	(733,646)	2,705,765	2,193,511

Net assets:
Beginning of period	18,607,997	5,830,351	371,218	1,059,551	4,674,289	2,749,165	3,636,638	—	—
End of period	$14,196,369	$4,646,224	$293,151	$857,119	$3,707,500	$2,215,259	$2,902,992	$2,705,765	$2,193,511

(17) Funded as of March 27, 2015.
(18) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(19) Funded as of March 27, 2015.
(20) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2016

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund (Formerly Invesco V.I. Money Market Fund), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS® Growth Fund, MFS® Investors Trust Fund, MFS® Total Return Fund, MFS® Value Fund, Invesco V.I. Equity and Income Fund, UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Growth Portfolio, UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Money Market Portfolio*, Invesco V.I. Equally-Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund (Merged with Putnam VT Voyager Fund), Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund (Merged with Putnam VT Growth Opportunities Fund), Putnam VT Equity Income Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT Total Return Bond Fund*, Wells Fargo VT Intrinsic Value Fund*, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Small Cap Value Fund*, Wells Fargo VT Opportunity Fund, UIF Global Infrastructure Portfolio, HIMCO VIT Index Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio.

* During 2016, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2016 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2016, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2016 and 2015.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2016.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.07% and 1.25%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio	$2,807,689	$6,128,625
AB VPS International Value Portfolio	$5,520,362	$16,899,925
AB VPS Small/Mid Cap Value Portfolio	$4,585,963	$4,420,640
AB VPS Value Portfolio	$2,112,670	$8,067,608
AB VPS International Growth Portfolio	$386,584	$1,067,675
Invesco V.I. Government Securities Fund	$1,659,056	$2,857,930
Invesco V.I. High Yield Fund	$1,052,194	$1,842,028
Invesco V.I. International Growth Fund	$58,253	$266,890
Invesco V.I. Diversified Dividend Fund	$2,057,218	$8,539,685
Invesco V.I. Government Money Market Fund+	$71,856,958	$43,192,640
American Funds Global Growth Fund	$2,723,598	$4,520,950
American Funds Growth Fund	$16,191,631	$25,711,007
American Funds Growth-Income Fund	$18,895,256	$23,939,394
American Funds International Fund	$4,467,679	$7,487,895
American Funds Global Small Capitalization Fund	$2,399,858	$2,300,127
Wells Fargo VT Omega Growth Fund	$113,971	$515,803
Fidelity® VIP Equity-Income Portfolio	$5,605,722	$11,420,253
Fidelity® VIP Growth Portfolio	$3,373,446	$5,589,809
Fidelity® VIP Contrafund® Portfolio	$21,606,333	$44,677,953
Fidelity® VIP Mid Cap Portfolio	$5,556,559	$13,659,440
Fidelity® VIP Value Strategies Portfolio	$300,858	$1,686,903
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$1,395,614	$2,235,360
Franklin Income VIP Fund	$266,617	$648,998
Franklin Small-Mid Cap Growth VIP Fund	$2,355,372	$3,323,565
Franklin Small Cap Value VIP Fund	$134,467	$223,851
Franklin Strategic Income VIP Fund	$3,356,723	$9,281,222
Franklin Mutual Shares VIP Fund	$5,600,988	$7,351,978
Templeton Developing Markets VIP Fund	$483,249	$907,850
Templeton Growth VIP Fund	$893,993	$2,020,785
Franklin Mutual Global Discovery VIP Fund	$33,028	$137,912
Templeton Global Bond VIP Fund	$140,549	$485,986
Hartford Balanced HLS Fund	$4,871,131	$7,988,656
Hartford Total Return Bond HLS Fund	$46,776,958	$106,579,952
Hartford Capital Appreciation HLS Fund	$11,257,057	$19,115,142
Hartford Dividend and Growth HLS Fund	$35,924,483	$51,214,633
Hartford Global Growth HLS Fund	$2,977,834	$3,995,468
Hartford Disciplined Equity HLS Fund	$23,485,765	$35,967,719
Hartford Growth Opportunities HLS Fund	$18,197,854	$23,215,846
Hartford High Yield HLS Fund	$7,255,020	$10,059,920
Hartford International Opportunities HLS Fund	$8,384,276	$22,149,220
Hartford Small/Mid Cap Equity HLS Fund	$1,186,025	$1,662,037
Hartford MidCap Value HLS Fund	$2,159,910	$1,669,680
Hartford Ultrashort Bond HLS Fund	$7,725,675	$14,313,820
Hartford Small Company HLS Fund	$5,291,003	$7,848,275
Hartford SmallCap Growth HLS Fund	$2,399,309	$5,689,430
Hartford Stock HLS Fund	$2,921,714	$3,263,151
Hartford U.S. Government Securities HLS Fund	$19,386,294	$27,017,679
Hartford Value HLS Fund	$10,048,733	$15,408,152
Lord Abbett Fundamental Equity Fund	$1,249,674	$7,995,818
Lord Abbett Calibrated Dividend Growth Fund	$6,472,792	$4,961,834
Lord Abbett Bond Debenture Fund	$5,993,356	$12,063,255
Lord Abbett Growth and Income Fund	$3,312,916	$22,606,973
Lord Abbett Classic Stock Fund	$362,720	$1,185,826
MFS® Growth Fund	$456,761	$863,885
MFS® Investors Trust Fund	$967,711	$1,432,269
MFS® Total Return Fund	$6,154,641	$11,805,799
MFS® Value Fund	$210,719	$468,145
Invesco V.I. Equity and Income Fund	$1,561,981	$3,691,006
UIF Core Plus Fixed Income Portfolio	$3,726,637	$10,212,061
UIF Emerging Markets Debt Portfolio	$373,149	$1,070,442
UIF Emerging Markets Equity Portfolio	$1,659,241	$5,220,186
UIF Growth Portfolio	$12,270,925	$12,492,072
UIF Mid Cap Growth Portfolio	$604,506	$1,827,064
Invesco V.I. American Value Fund	$3,397,037	$5,491,418
Morgan Stanley Mid Cap Growth Portfolio	$749,747	$2,290,214
Morgan Stanley Money Market Portfolio+	$2,745,204	$36,623,070
Invesco V.I. Equally-Weighted S&P 500 Fund	$5,495,302	$9,047,473
UIF Small Company Growth Portfolio	$714,886	$1,162,160
UIF Global Franchise Portfolio	$1,962,077	$2,531,199
Oppenheimer Discovery Mid Cap Growth Fund/VA	$1,688,175	$2,213,437
Oppenheimer Capital Appreciation Fund/VA	$4,340,000	$8,300,361
Oppenheimer Global Fund/VA	$14,347,128	$24,345,291
Oppenheimer Main Street Fund®/VA	$1,758,633	$2,393,318
Oppenheimer Main Street Small Cap Fund/VA	$3,608,135	$13,612,628
Putnam VT Diversified Income Fund	$2,952,205	$6,778,570
Putnam VT Global Asset Allocation Fund	$825,413	$1,869,507
Putnam VT Growth and Income Fund	$278,533	$1,030,779
Putnam VT Growth Opportunities Fund+	$2,779,385	$72,899
Putnam VT International Value Fund	$1,830,283	$2,570,876
Putnam VT International Equity Fund	$4,844,907	$10,047,130
Putnam VT Investors Fund	$1,201,622	$4,670,946
Putnam VT Multi-Cap Growth Fund	$2,482,677	$3,521,726
Putnam VT Small Cap Value Fund	$4,591,370	$7,183,123
Putnam VT George Putnam Balanced Fund	$286,974	$1,308,052
Putnam VT Voyager Fund+	$248,979	$3,444,525
Putnam VT Equity Income Fund	$1,730,559	$4,019,790
Invesco V.I. Growth and Income Fund	$7,960,868	$12,890,266
Invesco V.I. Comstock Fund	$6,764,843	$14,248,854
Invesco V.I. American Franchise Fund	$217,823	$279,063
Invesco V.I. Mid Cap Growth Fund	$104,344	$396,339
Wells Fargo VT Index Asset Allocation Fund	$24,345	$72,369
Wells Fargo VT Total Return Bond Fund+	$85,930	$1,196,553
Wells Fargo VT Intrinsic Value Fund+	$289,287	$1,052,139
Wells Fargo VT International Equity Fund	$4,872	$1,957
Wells Fargo VT Small Cap Growth Fund	$173,198	$464,614
Wells Fargo VT Discovery Fund	$18,298	$17,756
Wells Fargo VT Small Cap Value Fund+	$125	$61,542
Wells Fargo VT Opportunity Fund	$7,060	$9,633
UIF Global Infrastructure Portfolio	$1,751,084	$3,145,962
HIMCO VIT Index Fund	$3,270,798	$4,397,775
HIMCO VIT American Funds Bond Fund	$384,378	$1,185,954
HIMCO VIT American Funds Global Growth Fund	$98,056	$21,285
HIMCO VIT American Funds Global Small Capitalization Fund	$212,121	$248,151
HIMCO VIT American Funds Growth Fund	$1,366,272	$989,426
HIMCO VIT American Funds Growth-Income Fund	$693,983	$572,118
HIMCO VIT American Funds International Fund	$493,338	$819,063
MFS® Core Equity Portfolio	$675,001	$552,257
MFS® Massachusetts Investors Growth Stock Portfolio	$595,314	$681,193
+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	56,572	394,871	(338,299)
AB VPS International Value Portfolio	572,256	1,767,498	(1,195,242)
AB VPS Small/Mid Cap Value Portfolio	172,451	209,947	(37,496)
AB VPS Value Portfolio	140,166	601,877	(461,711)
AB VPS International Growth Portfolio	50,386	129,530	(79,144)
Invesco V.I. Government Securities Fund	157,505	272,342	(114,837)
Invesco V.I. High Yield Fund	65,385	149,468	(84,083)
Invesco V.I. International Growth Fund	4,586	23,020	(18,434)
Invesco V.I. Diversified Dividend Fund	133,205	502,108	(368,903)
Invesco V.I. Government Money Market Fund+	7,377,877	4,424,187	2,953,690
American Funds Global Growth Fund	40,386	266,441	(226,055)
American Funds Growth Fund	272,078	1,491,977	(1,219,899)
American Funds Growth-Income Fund	280,126	1,145,632	(865,506)
American Funds International Fund	104,850	552,447	(447,597)
American Funds Global Small Capitalization Fund	18,800	111,090	(92,290)
Wells Fargo VT Omega Growth Fund	2,145	26,527	(24,382)
Fidelity® VIP Equity-Income Portfolio	128,342	719,237	(590,895)
Fidelity® VIP Growth Portfolio	83,513	287,083	(203,570)
Fidelity® VIP Contrafund® Portfolio	257,865	2,217,334	(1,959,469)
Fidelity® VIP Mid Cap Portfolio	101,493	656,089	(554,596)
Fidelity® VIP Value Strategies Portfolio	14,059	98,348	(84,289)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	74,164	148,762	(74,598)
Franklin Income VIP Fund	10,630	45,209	(34,579)
Franklin Small-Mid Cap Growth VIP Fund	47,693	236,691	(188,998)
Franklin Small Cap Value VIP Fund	2,358	12,663	(10,305)
Franklin Strategic Income VIP Fund	114,277	467,119	(352,842)
Franklin Mutual Shares VIP Fund	100,095	357,513	(257,418)
Templeton Developing Markets VIP Fund	26,365	47,890	(21,525)
Templeton Growth VIP Fund	33,165	143,121	(109,956)
Franklin Mutual Global Discovery VIP Fund	156	9,290	(9,134)
Templeton Global Bond VIP Fund	10,244	34,603	(24,359)
Hartford Balanced HLS Fund	1,684,257	3,438,598	(1,754,341)
Hartford Total Return Bond HLS Fund	12,016,768	37,264,013	(25,247,245)
Hartford Capital Appreciation HLS Fund	259,330	1,064,653	(805,323)
Hartford Dividend and Growth HLS Fund	2,670,220	15,395,660	(12,725,440)
Hartford Global Growth HLS Fund	554,094	1,295,485	(741,391)
Hartford Disciplined Equity HLS Fund	2,449,222	14,451,592	(12,002,370)
Hartford Growth Opportunities HLS Fund	1,691,327	6,583,355	(4,892,028)
Hartford High Yield HLS Fund	2,359,361	4,198,663	(1,839,302)
Hartford International Opportunities HLS Fund	3,389,834	10,346,856	(6,957,022)
Hartford Small/Mid Cap Equity HLS Fund	46,641	108,197	(61,556)
Hartford MidCap Value HLS Fund	73,096	86,692	(13,596)
Hartford Ultrashort Bond HLS Fund	6,132,694	11,430,898	(5,298,204)
Hartford Small Company HLS Fund	951,171	2,661,070	(1,709,899)
Hartford SmallCap Growth HLS Fund	485,892	1,730,013	(1,244,121)
Hartford Stock HLS Fund	1,247,916	1,402,008	(154,092)
Hartford U.S. Government Securities HLS Fund	14,240,725	21,058,369	(6,817,644)
Hartford Value HLS Fund	774,198	6,880,165	(6,105,967)
Lord Abbett Fundamental Equity Fund	21,077	406,112	(385,035)
Lord Abbett Calibrated Dividend Growth Fund	287,593	256,694	30,899
Lord Abbett Bond Debenture Fund	242,205	674,133	(431,928)
Lord Abbett Growth and Income Fund	69,634	1,432,967	(1,363,333)
Lord Abbett Classic Stock Fund	6,928	65,513	(58,585)
MFS® Growth Fund	15,792	65,964	(50,172)
MFS® Investors Trust Fund	25,383	89,926	(64,543)
MFS® Total Return Fund	167,020	602,776	(435,756)
MFS® Value Fund	3,324	27,269	(23,945)
Invesco V.I. Equity and Income Fund	69,602	239,835	(170,233)
UIF Core Plus Fixed Income Portfolio	265,520	702,946	(437,426)
UIF Emerging Markets Debt Portfolio	7,022	39,692	(32,670)
UIF Emerging Markets Equity Portfolio	101,806	317,999	(216,193)
UIF Growth Portfolio	132,008	846,963	(714,955)
UIF Mid Cap Growth Portfolio	17,267	94,602	(77,335)
Invesco V.I. American Value Fund	82,058	231,330	(149,272)
Morgan Stanley Mid Cap Growth Portfolio	12,295	161,308	(149,013)
Morgan Stanley Money Market Portfolio+	290,119	4,121,563	(3,831,444)
Invesco V.I. Equally-Weighted S&P 500 Fund	298,388	452,749	(154,361)
UIF Small Company Growth Portfolio	18,401	60,202	(41,801)
UIF Global Franchise Portfolio	26,441	82,362	(55,921)
Oppenheimer Discovery Mid Cap Growth Fund/VA	79,526	135,245	(55,719)
Oppenheimer Capital Appreciation Fund/VA	93,911	514,831	(420,920)
Oppenheimer Global Fund/VA	424,696	1,382,519	(957,823)
Oppenheimer Main Street Fund®/VA	44,842	133,167	(88,325)
Oppenheimer Main Street Small Cap Fund/VA	95,416	671,767	(576,351)
Putnam VT Diversified Income Fund	66,337	354,610	(288,273)
Putnam VT Global Asset Allocation Fund	6,757	44,224	(37,467)
Putnam VT Growth and Income Fund	5,028	35,126	(30,098)
Putnam VT Growth Opportunities Fund+	266,701	6,504	260,197
Putnam VT International Value Fund	231,013	341,941	(110,928)
Putnam VT International Equity Fund	272,039	645,603	(373,564)
Putnam VT Investors Fund	22,352	339,073	(316,721)
Putnam VT Multi-Cap Growth Fund	48,377	165,987	(117,610)
Putnam VT Small Cap Value Fund	59,759	223,733	(163,974)
Putnam VT George Putnam Balanced Fund	14,170	84,515	(70,345)
Putnam VT Voyager Fund+	6,013	132,131	(126,118)
Putnam VT Equity Income Fund	50,648	156,644	(105,996)
Invesco V.I. Growth and Income Fund	111,047	548,088	(437,041)
Invesco V.I. Comstock Fund	90,542	615,564	(525,022)
Invesco V.I. American Franchise Fund	6,244	12,573	(6,329)
Invesco V.I. Mid Cap Growth Fund	1,938	20,819	(18,881)
Wells Fargo VT Index Asset Allocation Fund	5,052	34,223	(29,171)
Wells Fargo VT Total Return Bond Fund+	54,719	744,754	(690,035)
Wells Fargo VT Intrinsic Value Fund+	104	586,500	(586,396)
Wells Fargo VT International Equity Fund	122	124	(2)
Wells Fargo VT Small Cap Growth Fund	30,155	193,489	(163,334)
Wells Fargo VT Discovery Fund	135	620	(485)
Wells Fargo VT Small Cap Value Fund+	1	4,228	(4,227)
Wells Fargo VT Opportunity Fund	—	438	(438)
UIF Global Infrastructure Portfolio	98,006	317,875	(219,869)
HIMCO VIT Index Fund	855,739	1,432,867	(577,128)
HIMCO VIT American Funds Bond Fund	17,286	98,421	(81,135)
HIMCO VIT American Funds Global Growth Fund	2,880	1,267	1,613
HIMCO VIT American Funds Global Small Capitalization Fund	4,546	20,950	(16,404)
HIMCO VIT American Funds Growth Fund	1,435	62,498	(61,063)
HIMCO VIT American Funds Growth-Income Fund	2,424	35,820	(33,396)
HIMCO VIT American Funds International Fund	16,478	79,549	(63,071)
MFS® Core Equity Portfolio	42,931	49,792	(6,861)
MFS® Massachusetts Investors Growth Stock Portfolio	32,063	61,419	(29,356)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2015 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	189,855	835,822	(645,967)
AB VPS International Value Portfolio	760,142	2,185,596	(1,425,454)
AB VPS Small/Mid Cap Value Portfolio	27,764	197,310	(169,546)
AB VPS Value Portfolio	185,363	800,603	(615,240)
AB VPS International Growth Portfolio	46,661	200,164	(153,503)
Invesco V.I. Government Securities Fund	97,183	272,115	(174,932)
Invesco V.I. High Yield Fund	37,391	197,854	(160,463)
Invesco V.I. International Growth Fund	8,208	19,741	(11,533)
Invesco V.I. Diversified Dividend Fund	86,126	643,938	(557,812)
Invesco V.I. Money Market Fund	4,443,719	4,598,048	(154,329)
American Funds Global Growth Fund	125,622	301,539	(175,917)
American Funds Growth Fund	340,493	1,873,782	(1,533,289)
American Funds Growth-Income Fund	288,051	1,507,788	(1,219,737)
American Funds International Fund	182,285	670,798	(488,513)
American Funds Global Small Capitalization Fund	45,035	151,077	(106,042)
Wells Fargo VT Omega Growth Fund	4,881	27,964	(23,083)
Fidelity® VIP Equity-Income Portfolio	190,079	941,217	(751,138)
Fidelity® VIP Growth Portfolio	115,764	343,532	(227,768)
Fidelity® VIP Contrafund® Portfolio	353,592	2,900,566	(2,546,974)
Fidelity® VIP Mid Cap Portfolio	152,794	836,603	(683,809)
Fidelity® VIP Value Strategies Portfolio	38,934	149,776	(110,842)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	78,353	229,053	(150,700)
Franklin Income VIP Fund	15,602	125,014	(109,412)
Franklin Small-Mid Cap Growth VIP Fund	53,766	254,281	(200,515)
Franklin Small Cap Value VIP Fund	1,162	14,237	(13,075)
Franklin Strategic Income VIP Fund	143,293	697,345	(554,052)
Franklin Mutual Shares VIP Fund	90,201	526,338	(436,137)
Templeton Developing Markets VIP Fund	15,709	67,259	(51,550)
Templeton Growth VIP Fund	29,740	197,982	(168,242)
Franklin Mutual Global Discovery VIP Fund	472	4,991	(4,519)
Templeton Global Bond VIP Fund	3,292	25,581	(22,289)
Hartford Balanced HLS Fund	1,571,223	4,383,615	(2,812,392)
Hartford Total Return Bond HLS Fund	10,058,102	52,354,607	(42,296,505)
Hartford Capital Appreciation HLS Fund	235,955	1,204,644	(968,689)
Hartford Dividend and Growth HLS Fund	2,944,979	19,503,961	(16,558,982)
Hartford Global Growth HLS Fund	951,482	953,823	(2,341)
Hartford Disciplined Equity HLS Fund	1,303,255	19,101,796	(17,798,541)
Hartford Growth Opportunities HLS Fund	2,830,178	7,635,448	(4,805,270)
Hartford High Yield HLS Fund	1,381,398	5,791,098	(4,409,700)
Hartford International Opportunities HLS Fund	2,487,736	13,999,005	(11,511,269)
Hartford Small/Mid Cap Equity HLS Fund	26,470	208,496	(182,026)
Hartford MidCap Value HLS Fund	43,369	162,458	(119,089)
Hartford Ultrashort Bond HLS Fund	5,315,072	17,980,044	(12,664,972)
Hartford Small Company HLS Fund	920,046	3,825,891	(2,905,845)
Hartford SmallCap Growth HLS Fund	722,219	2,165,244	(1,443,025)
Hartford Stock HLS Fund	335,190	3,230,036	(2,894,846)
Hartford U.S. Government Securities HLS Fund	12,661,190	26,450,156	(13,788,966)
Hartford Value HLS Fund	1,276,755	9,187,270	(7,910,515)
Lord Abbett Fundamental Equity Fund	136,209	430,472	(294,263)
Lord Abbett Calibrated Dividend Growth Fund	38,238	211,013	(172,775)
Lord Abbett Bond Debenture Fund	244,971	1,074,807	(829,836)
Lord Abbett Growth and Income Fund	310,313	1,729,226	(1,418,913)
Lord Abbett Classic Stock Fund	19,117	108,771	(89,654)
MFS® Core Equity Fund	2,379	270,899	(268,520)
MFS® Growth Fund	27,359	68,524	(41,165)
MFS® Investors Growth Stock Fund	4,191	231,509	(227,318)
MFS® Investors Trust Fund	23,617	125,980	(102,363)
MFS® Total Return Fund	230,486	826,652	(596,166)
MFS® Value Fund	2,620	32,105	(29,485)
Invesco V.I. Equity and Income Fund	61,439	309,308	(247,869)
UIF Core Plus Fixed Income Portfolio	262,082	823,080	(560,998)
UIF Emerging Markets Debt Portfolio	9,843	44,483	(34,640)
UIF Emerging Markets Equity Portfolio	115,239	433,253	(318,014)
UIF Growth Portfolio	163,790	1,081,291	(917,501)
UIF Mid Cap Growth Portfolio	26,058	171,955	(145,897)
Invesco V.I. American Value Fund	66,973	323,070	(256,097)
Morgan Stanley Mid Cap Growth Portfolio	7,378	121,064	(113,686)
Morgan Stanley Money Market Portfolio	1,876,073	2,559,319	(683,246)
Invesco V.I. Equally-Weighted S&P 500 Fund	88,200	422,825	(334,625)
UIF Small Company Growth Portfolio	16,573	59,073	(42,500)
UIF Global Franchise Portfolio	19,982	82,845	(62,863)
Oppenheimer Discovery Mid Cap Growth Fund/VA	163,406	125,676	37,730
Oppenheimer Capital Appreciation Fund/VA	122,965	676,189	(553,224)
Oppenheimer Global Fund/VA	322,583	1,921,772	(1,599,189)
Oppenheimer Main Street Fund®/VA	37,516	139,844	(102,328)
Oppenheimer Main Street Small Cap Fund/VA	184,014	915,639	(731,625)
Putnam VT Diversified Income Fund	131,618	543,293	(411,675)
Putnam VT Global Asset Allocation Fund	18,128	103,630	(85,502)
Putnam VT Growth and Income Fund	12,028	78,933	(66,905)
Putnam VT International Value Fund	139,917	347,244	(207,327)
Putnam VT International Equity Fund	296,049	756,138	(460,089)
Putnam VT Investors Fund	66,897	564,414	(497,517)
Putnam VT Multi-Cap Growth Fund	75,174	189,000	(113,826)
Putnam VT Small Cap Value Fund	55,250	287,065	(231,815)
Putnam VT George Putnam Balanced Fund	32,011	149,357	(117,346)
Putnam VT Voyager Fund	30,873	79,876	(49,003)
Putnam VT Equity Income Fund	74,234	189,156	(114,922)
Invesco V.I. Growth and Income Fund	130,509	693,825	(563,316)
Invesco V.I. Comstock Fund	146,403	736,697	(590,294)
Invesco V.I. American Franchise Fund	5,255	20,372	(15,117)
Invesco V.I. Mid Cap Growth Fund	13,098	15,579	(2,481)
Wells Fargo VT Index Asset Allocation Fund	20,320	23,682	(3,362)
Wells Fargo VT Total Return Bond Fund	4,515	302,682	(298,167)
Wells Fargo VT Intrinsic Value Fund	14,316	204,333	(190,017)
Wells Fargo VT International Equity Fund	342	3,922	(3,580)
Wells Fargo VT Small Cap Growth Fund	58,691	221,926	(163,235)
Wells Fargo VT Discovery Fund	137	8,686	(8,549)
Wells Fargo VT Small Cap Value Fund	67	1,174	(1,107)
Wells Fargo VT Opportunity Fund	—	14,090	(14,090)
UIF Global Infrastructure Portfolio	29,408	316,069	(286,661)
HIMCO VIT Index Fund	1,119,644	3,307,562	(2,187,918)
HIMCO VIT American Funds Bond Fund	26,073	125,483	(99,410)
HIMCO VIT American Funds Global Growth Fund	1,699	8,468	(6,769)
HIMCO VIT American Funds Global Small Capitalization Fund	4,517	21,220	(16,703)
HIMCO VIT American Funds Growth Fund	837	82,010	(81,173)
HIMCO VIT American Funds Growth-Income Fund	1,972	37,992	(36,020)
HIMCO VIT American Funds International Fund	27,554	81,461	(53,907)
MFS® Core Equity Portfolio	313,225	46,312	266,913
MFS® Massachusetts Investors Growth Stock Portfolio	254,912	37,867	217,045

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2016. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio
2016	1,547,173	$13.402613	to	$16.390174	$22,955,979	0.75%	to	2.45%	1.82%	to	1.83%	1.91%	to	3.66%
2015	1,885,472	$13.150786	to	$15.811075	$27,258,814	0.75%	to	2.45%	2.02%	to	2.04%	(1.16)%	to	0.54%
2014	2,531,439	$13.304869	to	$15.726627	$36,867,263	0.75%	to	2.45%	2.31%	to	2.43%	4.52%	to	6.31%
2013	3,198,333	$12.729771	to	$14.793271	$44,067,057	0.75%	to	2.45%	1.82%	to	2.27%	13.46%	to	15.40%
2012	5,461,452	$11.219522	to	$12.818616	$65,909,035	0.75%	to	2.45%	1.87%	to	1.97%	10.63%	to	12.53%
AB VPS International Value Portfolio
2016	5,525,204	$10.257571	to	$12.847489	$51,718,415	0.75%	to	2.70%	1.04%	to	1.10%	(3.44)%	to	(1.54)%
2015	6,720,446	$10.418047	to	$13.305686	$64,236,830	0.75%	to	2.70%	2.21%	to	2.25%	(0.33)%	to	1.64%
2014	8,145,900	$10.250283	to	$13.349315	$77,052,934	0.75%	to	2.70%	2.18%	to	3.13%	(8.95)%	to	(7.16)%
2013	9,763,496	$11.040717	to	$14.699331	$99,970,386	0.75%	to	2.65%	4.75%	to	6.22%	19.52%	to	21.81%
2012	19,282,359	$9.063687	to	$12.298405	$163,898,336	0.75%	to	2.65%	1.32%	to	1.41%	11.21%	to	13.34%
AB VPS Small/Mid Cap Value Portfolio
2016	832,924	$25.137660	to	$30.467193	$19,302,235	0.75%	to	2.65%	0.33%	to	0.42%	21.53%	to	23.86%
2015	870,420	$20.295187	to	$25.069506	$16,380,010	0.75%	to	2.65%	0.42%	to	0.52%	(8.16)%	to	(6.40)%
2014	1,039,966	$21.682602	to	$27.297415	$21,105,703	0.75%	to	2.65%	0.44%	to	0.47%	6.10%	to	8.13%
2013	1,371,039	$20.051917	to	$25.728586	$25,838,715	0.75%	to	2.65%	0.36%	to	0.64%	34.04%	to	36.61%
2012	2,051,592	$14.678471	to	$19.194614	$28,407,777	0.75%	to	2.65%	0.28%	to	0.41%	15.37%	to	17.58%
AB VPS Value Portfolio
2016	2,188,070	$15.294811	to	$19.731962	$30,732,835	0.75%	to	2.65%	1.46%	to	1.49%	8.38%	to	10.46%
2015	2,649,781	$13.846769	to	$18.206480	$33,905,103	0.75%	to	2.65%	1.78%	to	1.89%	(9.60)%	to	(7.86)%
2014	3,265,021	$15.028554	to	$20.139748	$45,651,120	0.75%	to	2.65%	1.34%	to	1.46%	7.88%	to	9.95%
2013	4,374,952	$13.668974	to	$18.669017	$55,889,756	0.75%	to	2.65%	1.89%	to	2.04%	32.93%	to	35.47%
2012	8,662,694	$10.089941	to	$14.044706	$82,321,666	0.75%	to	2.65%	1.56%	to	1.93%	12.52%	to	14.68%
AB VPS International Growth Portfolio
2016	487,629	$7.747499	to	$13.369811	$3,552,191	0.75%	to	2.65%	—%	to	—%	(9.50)%	to	(7.76)%
2015	566,773	$8.399662	to	$14.773588	$4,513,461	0.75%	to	2.65%	0.05%	to	0.06%	(4.73)%	to	(2.91)%
2014	720,276	$8.651005	to	$15.507732	$6,004,419	0.75%	to	2.65%	—%	to	—%	(3.99)%	to	(2.15)%
2013	886,792	$8.841249	to	$16.152775	$7,538,512	0.75%	to	2.65%	0.64%	to	0.74%	10.36%	to	12.47%
2012	1,447,334	$7.860671	to	$14.636537	$10,988,655	0.75%	to	2.65%	1.35%	to	1.45%	12.22%	to	14.38%
Invesco V.I. Government Securities Fund
2016	702,269	$9.465679	to	$10.235500	$6,922,230	1.50%	to	2.85%	1.53%	to	1.75%	(1.84)%	to	(0.50)%
2015	817,106	$9.642760	to	$10.287142	$8,149,221	1.50%	to	2.85%	1.96%	to	2.10%	(2.75)%	to	(1.43)%
2014	992,038	$9.915475	to	$10.436234	$10,109,799	1.50%	to	2.85%	2.80%	to	2.96%	0.96%	to	2.33%
2013	1,180,750	$9.820931	to	$10.198135	$11,836,872	1.50%	to	2.85%	2.66%	to	3.90%	(5.58)%	to	(4.30)%
2012	1,550,012	$10.401808	to	$10.656446	$16,347,534	1.50%	to	2.85%	2.92%	to	3.02%	(0.65)%	to	0.70%
Invesco V.I. High Yield Fund
2016	620,328	$11.458239	to	$12.534333	$7,532,646	1.30%	to	2.85%	4.19%	to	4.20%	8.09%	to	9.78%
2015	704,411	$10.600835	to	$11.418085	$7,831,243	1.30%	to	2.85%	4.67%	to	5.75%	(5.89)%	to	(4.42)%
2014	864,874	$11.264023	to	$11.945739	$10,125,602	1.30%	to	2.85%	4.08%	to	4.61%	(1.13)%	to	0.41%
2013	1,107,198	$11.392973	to	$11.896653	$12,986,273	1.30%	to	2.85%	4.60%	to	5.13%	4.00%	to	5.63%
2012	1,417,799	$10.954583	to	$11.262984	$15,820,202	1.30%	to	2.85%	5.09%	to	5.12%	13.88%	to	15.66%
Invesco V.I. International Growth Fund
2016	60,351	$10.810315	to	$11.100574	$667,575	1.00%	to	1.30%	1.07%	to	1.18%	(1.98)%	to	(1.69)%
2015	78,785	$11.028699	to	$11.290875	$887,298	1.00%	to	1.30%	1.22%	to	1.29%	(3.87)%	to	(3.58)%
2014	90,318	$11.473137	to	$11.710671	$1,055,574	1.00%	to	1.30%	1.37%	to	1.38%	(1.20)%	to	(0.91)%
2013	93,077	$11.612802	to	$11.817709	$1,098,067	1.00%	to	1.30%	1.06%	to	1.08%	17.19%	to	17.54%
2012	106,094	$9.909800	to	$10.054472	$1,065,264	1.00%	to	1.30%	1.33%	to	1.37%	13.77%	to	14.11%
Invesco V.I. Diversified Dividend Fund
2016	2,532,244	$16.867199	to	$18.721996	$46,651,465	1.30%	to	2.85%	1.27%	to	1.68%	11.32%	to	13.33%
2015	2,901,147	$15.152039	to	$16.519903	$47,296,863	1.30%	to	2.85%	1.65%	to	1.82%	(1.04)%	to	0.75%
2014	3,458,959	$15.312044	to	$16.397210	$56,131,603	1.30%	to	2.85%	1.51%	to	1.63%	9.37%	to	11.37%
2013	4,517,650	$13.999762	to	$14.723123	$66,018,702	1.30%	to	2.85%	2.14%	to	3.58%	27.09%	to	29.34%
2012	5,490,061	$11.015290	to	$11.382896	$62,188,170	1.30%	to	2.85%	1.84%	to	1.93%	15.04%	to	17.19%
Invesco V.I. Government Money Market Fund+
2016	6,057,879	$9.748012	to	$9.764366	$58,568,910	0.75%	to	2.85%	0.03%	to	0.09%	(2.36)%	to	(0.65)%
2015	3,104,189	$9.401631	to	$9.812003	$29,904,594	0.75%	to	2.40%	0.01%	to	0.01%	(2.36)%	to	(0.74)%
2014	3,258,518	$9.628967	to	$9.884782	$31,831,772	0.75%	to	2.40%	0.01%	to	0.01%	(2.36)%	to	(0.73)%
2013	3,812,606	$9.861578	to	$9.957895	$37,798,153	0.75%	to	2.40%	0.01%	to	0.01%	(1.38)%	to	(0.42)%
American Funds Global Growth Fund
2016	1,191,869	$2.614582	to	$21.355968	$21,100,294	1.30%	to	2.85%	0.85%	to	1.03%	(2.21)%	to	(0.68)%
2015	1,417,924	$2.632444	to	$21.837710	$24,974,513	1.30%	to	2.85%	1.01%	to	1.15%	3.93%	to	5.56%
2014	1,593,841	$2.493894	to	$21.011536	$26,953,602	1.30%	to	2.85%	1.12%	to	1.17%	(0.56)%	to	0.99%
2013	2,140,970	$2.469409	to	$21.130260	$36,105,541	1.30%	to	2.85%	1.22%	to	2.06%	25.55%	to	27.51%
2012	2,816,437	$1.936644	to	$16.830177	$37,458,032	1.30%	to	2.85%	0.96%	to	1.08%	19.12%	to	20.98%
American Funds Growth Fund
2016	6,948,664	$2.376330	to	$25.360359	$121,978,574	1.30%	to	2.85%	0.70%	to	0.79%	6.41%	to	8.07%
2015	8,168,563	$2.198808	to	$23.832271	$132,791,045	1.30%	to	2.85%	0.58%	to	0.58%	3.86%	to	5.48%
2014	9,701,852	$2.084619	to	$22.947533	$150,790,094	1.30%	to	2.85%	0.71%	to	0.78%	5.46%	to	7.11%
2013	12,394,768	$1.946294	to	$21.759453	$180,758,727	1.30%	to	2.85%	0.85%	to	0.96%	26.45%	to	28.42%
2012	16,189,639	$1.515544	to	$17.208192	$182,970,591	1.30%	to	2.85%	0.75%	to	0.81%	14.58%	to	16.37%
American Funds Growth-Income Fund
2016	5,304,183	$2.158449	to	$23.046088	$109,981,588	1.30%	to	2.85%	1.43%	to	1.56%	8.39%	to	10.08%
2015	6,169,689	$1.960791	to	$21.262565	$117,002,012	1.30%	to	2.85%	1.25%	to	1.28%	(1.40)%	to	0.14%
2014	7,389,426	$1.957970	to	$21.563654	$140,792,471	1.30%	to	2.85%	1.01%	to	1.27%	7.53%	to	9.21%
2013	9,644,679	$1.792918	to	$20.054357	$168,000,478	1.30%	to	2.85%	0.99%	to	1.43%	29.75%	to	31.78%
2012	12,585,583	$1.360573	to	$15.456025	$164,643,394	1.30%	to	2.85%	1.49%	to	1.58%	14.18%	to	15.97%
American Funds International Fund
2016	2,255,652	$1.984441	to	$15.603001	$29,799,126	1.30%	to	2.85%	1.40%	to	1.57%	0.62%	to	2.19%
2015	2,703,249	$1.941823	to	$15.506348	$34,953,775	1.30%	to	2.85%	1.37%	to	1.45%	(7.21)%	to	(5.76)%
2014	3,191,762	$2.060495	to	$16.711217	$43,919,637	1.30%	to	2.85%	1.06%	to	1.32%	(5.39)%	to	(3.91)%
2013	4,089,024	$2.144357	to	$17.663102	$58,387,358	1.30%	to	2.85%	1.09%	to	1.36%	18.22%	to	20.06%
2012	5,413,431	$1.786016	to	$14.941037	$63,751,033	1.30%	to	2.85%	1.51%	to	1.54%	14.60%	to	16.38%
American Funds Global Small Capitalization Fund
2016	511,815	$2.587027	to	$21.346660	$10,119,309	1.30%	to	2.85%	0.26%	to	0.28%	(0.77)%	to	0.78%
2015	604,105	$2.567014	to	$21.512388	$11,886,755	1.30%	to	2.85%	—%	to	—%	(2.55)%	to	(1.03)%
2014	710,147	$2.593713	to	$22.075893	$14,059,524	1.30%	to	2.85%	0.12%	to	0.12%	(0.75)%	to	0.80%
2013	918,920	$2.573031	to	$22.242127	$18,368,180	1.30%	to	2.85%	0.29%	to	0.88%	24.68%	to	26.62%
2012	1,253,007	$2.032043	to	$17.839852	$19,223,575	1.30%	to	2.85%	1.25%	to	1.34%	14.86%	to	16.65%
Wells Fargo VT Omega Growth Fund
2016	57,394	$18.294615	to	$19.831134	$1,106,600	1.15%	to	2.40%	—%	to	—%	(1.87)%	to	(0.63)%
2015	81,776	$18.642609	to	$19.957208	$1,592,384	1.15%	to	2.40%	—%	to	—%	(1.06)%	to	0.19%
2014	104,859	$18.842238	to	$19.920292	$2,050,396	1.15%	to	2.40%	—%	to	—%	1.40%	to	2.68%
2013	143,471	$18.581799	to	$19.400901	$2,743,153	1.15%	to	2.40%	0.12%	to	0.13%	36.57%	to	38.28%
2012	184,516	$13.606107	to	$14.029736	$2,561,880	1.15%	to	2.40%	—%	to	—%	17.54%	to	19.01%
Fidelity® VIP Equity-Income Portfolio
2016	2,442,614	$18.375412	to	$22.692073	$41,302,857	0.75%	to	2.70%	1.98%	to	2.20%	14.57%	to	16.83%
2015	3,033,509	$15.728413	to	$19.805598	$44,148,179	0.75%	to	2.70%	2.84%	to	2.98%	(6.79)%	to	(4.95)%
2014	3,784,647	$16.548180	to	$21.248336	$58,306,105	0.75%	to	2.70%	2.44%	to	2.69%	5.59%	to	7.67%
2013	4,943,978	$15.369493	to	$20.123493	$71,149,085	0.75%	to	2.70%	1.93%	to	2.33%	24.42%	to	26.87%
2012	7,873,762	$12.114138	to	$16.173323	$89,916,855	0.75%	to	2.70%	2.67%	to	2.98%	13.94%	to	16.18%
Fidelity® VIP Growth Portfolio
2016	853,025	$20.620242	to	$23.873316	$16,258,591	0.75%	to	2.70%	—%	to	—%	(2.13)%	to	(0.20)%
2015	1,056,595	$20.661849	to	$24.392581	$20,304,949	0.75%	to	2.70%	0.03%	to	0.03%	4.06%	to	6.11%
2014	1,284,363	$19.472927	to	$23.441676	$23,399,351	0.75%	to	2.70%	—%	to	—%	8.06%	to	10.18%
2013	1,653,526	$17.673176	to	$21.694064	$27,444,009	0.75%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.98%
2012	3,290,966	$13.092760	to	$16.387763	$40,555,290	0.75%	to	2.70%	0.31%	to	0.36%	11.36%	to	13.55%
Fidelity® VIP Contrafund® Portfolio
2016	8,891,755	$22.246144	to	$23.274784	$182,024,936	0.75%	to	2.70%	0.60%	to	0.63%	4.86%	to	6.93%
2015	10,851,224	$20.805337	to	$22.195989	$209,027,103	0.75%	to	2.70%	0.76%	to	0.80%	(2.26)%	to	(0.33)%
2014	13,398,198	$20.875230	to	$22.709193	$260,873,296	0.75%	to	2.70%	0.68%	to	1.05%	8.68%	to	10.82%
2013	17,516,012	$18.837029	to	$20.895412	$309,675,644	0.75%	to	2.70%	0.59%	to	0.88%	27.47%	to	29.97%
2012	28,797,388	$14.492862	to	$16.392891	$394,673,248	0.75%	to	2.70%	1.03%	to	1.14%	13.05%	to	15.27%
Fidelity® VIP Mid Cap Portfolio
2016	2,373,694	$23.619582	to	$24.611032	$51,574,504	0.75%	to	2.70%	0.30%	to	0.32%	8.94%	to	11.09%
2015	2,928,290	$21.262265	to	$22.591009	$57,602,305	0.75%	to	2.70%	0.25%	to	0.25%	(4.25)%	to	(2.36)%
2014	3,612,099	$21.776994	to	$23.593679	$73,279,424	0.75%	to	2.70%	0.02%	to	0.03%	3.21%	to	5.24%
2013	4,675,001	$20.692786	to	$22.860601	$90,489,841	0.75%	to	2.70%	0.25%	to	0.29%	32.25%	to	34.85%
2012	7,316,349	$15.344540	to	$17.285596	$105,346,954	0.75%	to	2.70%	0.37%	to	0.40%	11.51%	to	13.71%
Fidelity® VIP Value Strategies Portfolio
2016	247,165	$19.347370	to	$29.125133	$4,657,590	0.75%	to	2.70%	0.87%	to	0.93%	6.36%	to	8.46%
2015	331,454	$17.838981	to	$27.383313	$5,718,497	0.75%	to	2.70%	0.85%	to	0.88%	(5.77)%	to	(3.91)%
2014	442,296	$18.565570	to	$29.060046	$7,921,746	0.75%	to	2.70%	0.72%	to	0.80%	3.68%	to	5.72%
2013	657,583	$17.561540	to	$28.029835	$11,125,813	0.75%	to	2.70%	0.42%	to	0.72%	26.72%	to	29.21%
2012	990,570	$13.591300	to	$22.119855	$12,743,430	0.75%	to	2.70%	0.38%	to	0.45%	23.68%	to	26.12%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2016	275,234	$15.854975	to	$25.789020	$4,180,760	0.75%	to	2.65%	0.35%	to	0.85%	(0.03)%	to	1.89%
2015	349,832	$15.560550	to	$25.795642	$5,170,972	0.75%	to	2.65%	0.61%	to	0.62%	(1.62)%	to	0.27%
2014	500,532	$15.518699	to	$26.219871	$7,415,204	0.75%	to	2.65%	0.20%	to	0.21%	7.77%	to	9.83%
2013	537,380	$12.738293	to	$14.129404	$7,296,736	0.75%	to	2.40%	0.09%	to	0.13%	34.98%	to	37.22%
2012	492,899	$9.437406	to	$10.296883	$4,878,077	0.75%	to	2.40%	0.56%	to	0.88%	19.35%	to	21.33%
Franklin Income VIP Fund
2016	164,402	$14.440283	to	$14.828205	$2,416,701	1.00%	to	1.30%	4.36%	to	5.02%	12.40%	to	12.74%
2015	198,981	$12.847375	to	$13.153007	$2,601,143	1.00%	to	1.30%	4.75%	to	4.84%	(8.35)%	to	(8.07)%
2014	308,393	$14.017169	to	$14.307628	$4,389,262	1.00%	to	1.30%	4.73%	to	4.79%	3.17%	to	3.48%
2013	327,270	$13.586188	to	$13.826165	$4,504,927	1.00%	to	1.30%	6.11%	to	6.15%	12.38%	to	12.72%
2012	330,941	$12.089034	to	$12.265726	$4,044,496	1.00%	to	1.30%	6.13%	to	6.22%	11.11%	to	11.44%
Franklin Small-Mid Cap Growth VIP Fund
2016	981,771	$1.939208	to	$23.285583	$13,807,283	1.30%	to	2.85%	—%	to	—%	1.24%	to	2.82%
2015	1,170,769	$1.885939	to	$22.999750	$15,957,232	1.30%	to	2.85%	—%	to	—%	(5.39)%	to	(3.91)%
2014	1,371,284	$1.962775	to	$24.310895	$19,506,770	1.30%	to	2.85%	—%	to	—%	4.45%	to	6.08%
2013	1,733,770	$1.850212	to	$23.274741	$23,295,919	1.30%	to	2.85%	—%	to	—%	34.28%	to	36.37%
2012	2,191,630	$1.356754	to	$17.333549	$21,352,705	1.30%	to	2.85%	—%	to	—%	7.74%	to	9.42%
Franklin Small Cap Value VIP Fund
2016	30,341	$19.545271	to	$20.070494	$605,887	1.00%	to	1.30%	0.71%	to	0.72%	28.44%	to	28.83%
2015	40,646	$15.217357	to	$15.579506	$631,306	1.00%	to	1.30%	0.54%	to	0.57%	(8.71)%	to	(8.44)%
2014	53,721	$16.670010	to	$17.015591	$911,392	1.00%	to	1.30%	0.46%	to	0.47%	(0.82)%	to	(0.52)%
2013	52,854	$16.807858	to	$17.104876	$902,048	1.00%	to	1.30%	1.18%	to	1.18%	34.37%	to	34.77%
2012	59,656	$12.508989	to	$12.691933	$755,818	1.00%	to	1.30%	0.65%	to	0.69%	16.74%	to	17.09%
Franklin Strategic Income VIP Fund
2016	1,793,192	$2.127290	to	$15.018399	$34,402,210	1.30%	to	2.85%	3.61%	to	3.63%	5.21%	to	6.85%
2015	2,146,034	$1.990835	to	$14.274519	$38,777,646	1.30%	to	2.85%	5.96%	to	6.52%	(6.33)%	to	(4.86)%
2014	2,700,086	$2.092629	to	$15.238831	$51,386,777	1.30%	to	2.85%	5.91%	to	6.10%	(0.75)%	to	0.80%
2013	3,270,926	$2.075988	to	$15.353771	$62,789,065	1.30%	to	2.85%	4.87%	to	6.52%	0.61%	to	2.19%
2012	4,273,143	$2.031588	to	$15.260068	$81,403,803	1.30%	to	2.85%	7.13%	to	10.01%	9.94%	to	11.66%
Franklin Mutual Shares VIP Fund
2016	1,879,431	$14.809586	to	$19.741120	$38,569,335	1.00%	to	2.85%	1.71%	to	2.01%	12.80%	to	14.79%
2015	2,136,849	$12.901695	to	$17.501400	$38,568,724	1.00%	to	2.85%	2.65%	to	3.44%	(7.61)%	to	(5.99)%
2014	2,572,986	$13.724472	to	$18.942652	$49,799,140	1.00%	to	2.85%	1.87%	to	2.06%	4.11%	to	5.98%
2013	3,132,794	$12.950382	to	$18.194494	$58,313,141	1.00%	to	2.85%	1.95%	to	2.31%	24.66%	to	26.78%
2012	3,999,638	$10.214946	to	$14.595381	$59,638,157	1.00%	to	2.85%	1.70%	to	2.00%	11.04%	to	13.06%
Templeton Developing Markets VIP Fund
2016	319,425	$2.435230	to	$14.000644	$5,509,146	1.30%	to	2.85%	1.08%	to	1.09%	14.49%	to	16.27%
2015	340,950	$2.094429	to	$12.229204	$5,121,896	1.30%	to	2.85%	2.35%	to	2.54%	(21.69)%	to	(20.46)%
2014	392,500	$2.633339	to	$15.616404	$7,513,026	1.30%	to	2.85%	1.45%	to	1.71%	(10.67)%	to	(9.28)%
2013	539,070	$2.902585	to	$17.482158	$11,451,967	1.30%	to	2.85%	2.06%	to	2.25%	(3.52)%	to	(2.02)%
2012	708,721	$2.962340	to	$18.120821	$15,635,259	1.30%	to	2.85%	1.64%	to	2.61%	10.22%	to	11.94%
Templeton Growth VIP Fund
2016	639,082	$12.051030	to	$17.472920	$9,518,280	1.00%	to	2.85%	2.08%	to	2.25%	6.54%	to	8.38%
2015	749,038	$11.119593	to	$16.400418	$10,375,491	1.00%	to	2.85%	2.58%	to	2.67%	(9.12)%	to	(7.48)%
2014	917,280	$12.017938	to	$18.045385	$13,764,384	1.00%	to	2.85%	1.24%	to	1.36%	(5.55)%	to	(3.85)%
2013	1,110,890	$12.498834	to	$19.105145	$17,556,778	1.00%	to	2.85%	2.08%	to	2.57%	27.15%	to	29.34%
2012	1,615,621	$9.663708	to	$15.025989	$19,167,651	1.00%	to	2.85%	1.90%	to	1.96%	17.67%	to	19.82%
Franklin Mutual Global Discovery VIP Fund
2016	21,542	$14.986070	to	$15.388653	$327,094	1.00%	to	1.30%	1.21%	to	1.50%	10.57%	to	10.91%
2015	30,676	$13.553096	to	$13.875496	$422,101	1.00%	to	1.30%	2.58%	to	2.60%	(4.99)%	to	(4.70)%
2014	35,195	$14.264268	to	$14.559821	$509,152	1.00%	to	1.30%	1.91%	to	4.30%	4.23%	to	4.55%
2013	31,418	$13.684999	to	$13.926688	$437,285	1.00%	to	1.30%	1.90%	to	1.96%	25.88%	to	26.26%
2012	38,838	$10.871629	to	$11.030518	$428,172	1.00%	to	1.30%	2.56%	to	2.74%	11.80%	to	12.14%
Templeton Global Bond VIP Fund
2016	66,953	$14.007674	to	$14.383933	$956,040	1.00%	to	1.30%	—%	to	—%	1.54%	to	1.85%
2015	91,312	$13.795116	to	$14.123254	$1,280,982	1.00%	to	1.30%	7.67%	to	7.75%	(5.63)%	to	(5.34)%
2014	113,601	$14.617491	to	$14.920344	$1,685,989	1.00%	to	1.30%	4.78%	to	4.88%	0.38%	to	0.68%
2013	111,813	$14.562132	to	$14.819300	$1,649,863	1.00%	to	1.30%	4.45%	to	4.51%	0.22%	to	0.53%
2012	114,076	$14.529591	to	$14.741891	$1,675,724	1.00%	to	1.30%	6.10%	to	6.37%	13.48%	to	13.82%
Hartford Balanced HLS Fund
2016	14,497,900	$1.930657	to	$19.658633	$32,797,043	0.75%	to	2.70%	2.72%	to	2.87%	3.21%	to	5.24%
2015	16,252,241	$1.834460	to	$19.046884	$34,841,221	0.75%	to	2.70%	0.94%	to	1.94%	(2.49)%	to	(0.57)%
2014	19,064,633	$1.844993	to	$19.593127	$41,923,743	0.75%	to	2.65%	1.53%	to	1.87%	6.92%	to	8.97%
2013	21,181,245	$1.693116	to	$18.325111	$42,372,638	0.75%	to	2.65%	1.08%	to	1.96%	18.02%	to	20.28%
2012	27,519,801	$1.407604	to	$15.527004	$46,881,825	0.75%	to	2.65%	2.71%	to	2.80%	9.09%	to	11.18%
Hartford Total Return Bond HLS Fund
2016	159,070,509	$2.125612	to	$12.752386	$435,734,473	0.75%	to	2.70%	2.44%	to	2.47%	1.71%	to	3.71%
2015	184,317,754	$2.049512	to	$12.537921	$487,397,463	0.75%	to	2.70%	1.42%	to	3.04%	(3.24)%	to	(1.33)%
2014	226,614,259	$2.077135	to	$12.957181	$600,301,501	0.75%	to	2.70%	3.15%	to	3.22%	3.07%	to	5.10%
2013	291,763,976	$1.976410	to	$12.603646	$722,686,855	0.75%	to	2.65%	4.24%	to	4.39%	(3.94)%	to	(2.10)%
2012	254,032,634	$2.018825	to	$13.121114	$603,732,869	0.75%	to	2.65%	3.99%	to	4.61%	4.73%	to	6.73%
Hartford Capital Appreciation HLS Fund
2016	3,407,044	$19.730580	to	$23.902236	$61,838,784	0.75%	to	2.65%	1.08%	to	1.16%	2.76%	to	4.73%
2015	4,212,367	$18.838936	to	$23.259818	$73,471,543	0.75%	to	2.65%	0.88%	to	0.97%	(1.63)%	to	0.26%
2014	5,181,056	$18.789702	to	$23.644147	$90,858,781	0.75%	to	2.65%	0.85%	to	0.94%	4.50%	to	6.51%
2013	6,458,580	$17.642063	to	$22.625944	$107,626,143	0.75%	to	2.65%	0.95%	to	1.16%	35.44%	to	38.04%
2012	6,985,647	$12.780410	to	$16.704995	$83,839,708	0.75%	to	2.65%	1.36%	to	1.73%	15.25%	to	17.45%
Hartford Dividend and Growth HLS Fund
2016	58,741,877	$3.094576	to	$22.896881	$206,980,964	0.75%	to	2.70%	—%	to	2.02%	11.83%	to	14.03%
2015	71,467,317	$2.713886	to	$20.475445	$221,214,572	0.75%	to	2.70%	1.73%	to	5.24%	(3.79)%	to	(1.90)%
2014	88,026,299	$2.766335	to	$21.282182	$278,215,532	0.75%	to	2.70%	1.67%	to	1.75%	9.95%	to	12.12%
2013	116,194,328	$2.467388	to	$19.405426	$324,117,243	0.75%	to	2.65%	1.47%	to	2.20%	28.48%	to	30.94%
2012	187,922,381	$1.884399	to	$15.104414	$401,660,718	0.75%	to	2.65%	2.11%	to	2.59%	10.62%	to	12.74%
Hartford Global Growth HLS Fund
2016	3,286,148	$2.088700	to	$22.499788	$10,360,350	0.75%	to	2.65%	0.67%	to	0.72%	(0.71)%	to	1.19%
2015	4,027,539	$2.064124	to	$22.661555	$12,524,619	0.75%	to	2.65%	0.49%	to	0.50%	5.21%	to	7.23%
2014	4,029,880	$1.924928	to	$21.538692	$11,028,083	0.75%	to	2.65%	0.49%	to	0.51%	4.00%	to	5.99%
2013	4,132,243	$1.816121	to	$20.711072	$10,078,551	0.75%	to	2.65%	0.71%	to	0.74%	32.73%	to	35.28%
2012	6,136,835	$1.342516	to	$15.603493	$10,087,638	0.75%	to	2.65%	0.39%	to	0.56%	20.18%	to	22.48%
Hartford Disciplined Equity HLS Fund
2016	45,792,133	$2.281813	to	$25.628865	$119,253,301	0.75%	to	2.65%	0.89%	to	0.91%	2.99%	to	4.97%
2015	57,794,503	$2.173776	to	$24.883735	$141,733,369	0.75%	to	2.65%	0.68%	to	0.76%	4.04%	to	6.04%
2014	75,593,044	$2.050024	to	$23.917253	$172,390,882	0.75%	to	2.65%	0.56%	to	0.64%	13.14%	to	15.31%
2013	107,813,371	$1.777782	to	$21.138854	$209,139,718	0.75%	to	2.65%	1.34%	to	1.85%	32.27%	to	34.80%
2012	174,236,751	$1.318796	to	$15.981739	$243,023,429	0.75%	to	2.65%	1.58%	to	1.86%	14.55%	to	16.74%
Hartford Growth Opportunities HLS Fund
2016	21,577,975	$3.239632	to	$25.772716	$79,425,010	0.75%	to	2.70%	0.43%	to	0.43%	(3.14)%	to	(1.23)%
2015	26,470,003	$3.280131	to	$26.608796	$97,575,356	0.75%	to	2.70%	0.13%	to	0.13%	8.76%	to	10.90%
2014	31,275,273	$2.957713	to	$24.465652	$103,079,040	0.75%	to	2.70%	0.15%	to	0.18%	11.10%	to	13.29%
2013	36,584,242	$2.610723	to	$22.020532	$103,051,646	0.75%	to	2.70%	0.01%	to	0.01%	32.13%	to	34.73%
2012	46,586,169	$1.937740	to	$16.665811	$91,736,573	0.75%	to	2.70%	—%	to	—%	23.48%	to	25.91%
Hartford High Yield HLS Fund
2016	10,543,237	$2.473371	to	$20.969772	$27,549,452	0.75%	to	2.65%	6.58%	to	6.65%	11.26%	to	13.40%
2015	12,382,539	$2.181169	to	$18.847016	$28,377,561	0.75%	to	2.65%	6.14%	to	6.44%	(6.81)%	to	(5.02)%
2014	16,792,239	$2.296441	to	$20.223849	$40,402,819	0.75%	to	2.65%	7.44%	to	9.56%	(0.10)%	to	1.81%
2013	22,561,650	$2.255581	to	$20.244969	$51,648,104	0.75%	to	2.65%	7.61%	to	7.87%	3.65%	to	5.64%
2012	41,228,975	$2.135257	to	$19.532530	$88,284,781	0.75%	to	2.65%	8.85%	to	10.47%	11.32%	to	13.46%
Hartford International Opportunities HLS Fund
2016	42,476,661	$1.816098	to	$16.406850	$88,904,120	0.75%	to	2.70%	1.64%	to	1.66%	(1.44)%	to	0.50%
2015	49,433,683	$1.807059	to	$16.646662	$103,117,131	0.75%	to	2.70%	1.36%	to	1.39%	(0.84)%	to	1.12%
2014	60,944,952	$1.787129	to	$16.787470	$125,057,963	0.75%	to	2.70%	0.65%	to	2.12%	(6.44)%	to	(4.59)%
2013	76,590,885	$1.873156	to	$17.987985	$162,185,035	0.75%	to	2.65%	1.77%	to	2.22%	18.37%	to	20.64%
2012	88,120,008	$1.552645	to	$15.195948	$151,315,132	0.75%	to	2.65%	1.88%	to	2.27%	17.05%	to	19.30%
Hartford Small/Mid Cap Equity HLS Fund
2016	362,724	$16.678007	to	$28.538631	$6,118,437	0.75%	to	2.65%	1.40%	to	1.49%	13.44%	to	15.62%
2015	424,280	$14.425465	to	$25.157472	$6,161,155	0.75%	to	2.65%	1.17%	to	1.22%	(7.23)%	to	(5.45)%
2014	606,306	$15.256377	to	$27.117136	$9,278,313	0.75%	to	2.65%	1.50%	to	1.77%	2.47%	to	4.44%
2013	862,387	$14.608165	to	$26.463124	$12,431,841	0.75%	to	2.65%	1.33%	to	1.81%	33.92%	to	36.48%
2012	1,718,375	$10.703208	to	$19.760799	$17,801,615	0.75%	to	2.65%	0.56%	to	0.57%	12.84%	to	15.01%
Hartford MidCap Value HLS Fund
2016	304,708	$19.340863	to	$21.891928	$6,313,300	0.75%	to	2.65%	0.54%	to	0.54%	9.87%	to	11.98%
2015	318,304	$17.603548	to	$19.550455	$5,946,932	0.75%	to	2.65%	0.56%	to	0.57%	(3.80)%	to	(1.95)%
2014	437,393	$18.298149	to	$19.939237	$8,385,851	0.75%	to	2.65%	0.62%	to	0.69%	5.39%	to	7.41%
2013	593,853	$17.363025	to	$18.564105	$10,676,059	0.75%	to	2.65%	1.20%	to	1.26%	31.19%	to	33.70%
2012	508,217	$13.235223	to	$13.884610	$6,920,442	0.75%	to	2.65%	1.20%	to	1.20%	21.69%	to	24.02%
Hartford Ultrashort Bond HLS Fund
2016	30,051,365	$1.168994	to	$8.174932	$38,337,038	0.75%	to	2.65%	0.44%	to	0.46%	(1.68)%	to	0.21%
2015	35,349,569	$1.166551	to	$8.314209	$44,711,207	0.75%	to	2.65%	0.23%	to	0.35%	(2.49)%	to	(0.62)%
2014	48,014,541	$1.173812	to	$8.526629	$60,759,060	0.75%	to	2.65%	—%	to	—%	(2.52)%	to	(0.64)%
2013	70,320,363	$1.181432	to	$8.746879	$90,448,618	0.75%	to	2.65%	—%	to	—%	(2.62)%	to	(0.74)%
2012	104,792,387	$1.190255	to	$8.981782	$136,103,610	0.75%	to	2.65%	—%	to	—%	(2.62)%	to	(0.75)%
Hartford Small Company HLS Fund
2016	8,948,412	$2.634758	to	$21.959873	$26,775,014	0.75%	to	2.65%	—%	to	—%	(0.62)%	to	1.28%
2015	10,658,311	$2.601408	to	$22.097889	$31,712,218	0.75%	to	2.65%	—%	to	—%	(10.61)%	to	(8.90)%
2014	13,564,156	$2.855498	to	$24.721812	$44,499,580	0.75%	to	2.65%	—%	to	—%	4.27%	to	6.27%
2013	16,918,047	$2.686991	to	$23.709195	$51,929,550	0.75%	to	2.65%	0.10%	to	0.10%	40.61%	to	43.30%
2012	21,669,481	$1.875066	to	$16.862065	$45,314,531	0.75%	to	2.65%	—%	to	—%	12.62%	to	14.78%
Hartford SmallCap Growth HLS Fund
2016	5,558,551	$3.121123	to	$32.347106	$18,807,102	0.75%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.53%
2015	6,802,672	$2.798359	to	$29.572946	$20,911,250	0.75%	to	2.70%	0.08%	to	0.08%	(3.20)%	to	(1.29)%
2014	8,245,697	$2.834928	to	$30.549521	$25,900,450	0.75%	to	2.70%	0.06%	to	0.07%	3.02%	to	5.04%
2013	12,242,271	$2.698799	to	$29.655347	$37,405,899	0.75%	to	2.70%	0.33%	to	0.39%	41.02%	to	43.79%
2012	19,668,095	$1.876921	to	$21.029882	$37,822,393	0.75%	to	2.70%	—%	to	—%	14.27%	to	16.52%
Hartford Stock HLS Fund
2016	8,388,707	$1.822328	to	$24.952305	$17,532,858	0.75%	to	2.65%	2.05%	to	2.61%	4.61%	to	6.61%
2015	8,542,799	$1.709314	to	$23.853605	$16,954,346	0.75%	to	2.65%	1.82%	to	1.93%	0.06%	to	1.98%
2014	11,437,645	$1.676202	to	$23.840129	$21,721,950	0.75%	to	2.65%	1.44%	to	1.77%	8.40%	to	10.47%
2013	15,580,450	$1.517272	to	$21.993573	$26,188,515	0.75%	to	2.65%	1.57%	to	1.94%	28.79%	to	31.26%
2012	21,564,594	$1.155940	to	$17.077059	$28,705,195	0.75%	to	2.65%	1.71%	to	2.09%	11.39%	to	13.53%
Hartford U.S. Government Securities HLS Fund
2016	67,558,538	$1.338126	to	$9.824638	$83,630,744	0.75%	to	2.70%	1.84%	to	1.91%	(1.16)%	to	0.78%
2015	74,376,182	$1.327733	to	$9.975646	$91,472,903	0.75%	to	2.65%	1.77%	to	1.77%	(1.09)%	to	0.80%
2014	88,165,148	$1.317145	to	$10.085981	$108,216,847	0.75%	to	2.65%	2.25%	to	2.46%	0.13%	to	2.05%
2013	108,219,359	$1.290740	to	$10.073293	$129,977,972	0.75%	to	2.65%	2.04%	to	2.42%	(4.25)%	to	(2.42)%
2012	188,092,808	$1.322709	to	$10.520796	$231,525,940	0.75%	to	2.65%	2.74%	to	3.28%	0.98%	to	2.92%
Hartford Value HLS Fund
2016	24,608,275	$2.458387	to	$21.990602	$56,635,318	0.75%	to	2.70%	1.70%	to	1.81%	10.67%	to	12.84%
2015	30,714,242	$2.178576	to	$19.871301	$62,943,121	0.75%	to	2.70%	1.47%	to	1.58%	(5.66)%	to	(3.81)%
2014	38,624,757	$2.264770	to	$21.064438	$82,231,209	0.75%	to	2.70%	1.39%	to	1.55%	8.40%	to	10.53%
2013	51,315,071	$2.048935	to	$19.432263	$98,754,841	0.75%	to	2.70%	1.59%	to	1.77%	28.43%	to	30.96%
2012	73,443,388	$1.564597	to	$15.130819	$107,470,519	0.75%	to	2.70%	2.07%	to	2.35%	13.87%	to	16.11%
Lord Abbett Fundamental Equity Fund
2016	1,455,238	$21.644293	to	$21.955551	$29,827,296	0.75%	to	2.65%	1.12%	to	1.20%	12.72%	to	14.88%
2015	1,840,273	$19.111824	to	$19.202238	$32,982,088	0.75%	to	2.65%	1.15%	to	1.24%	(5.97)%	to	(4.17)%
2014	2,134,536	$19.942472	to	$20.421449	$40,114,543	0.75%	to	2.65%	0.42%	to	0.46%	4.34%	to	6.34%
2013	2,828,309	$18.753311	to	$19.572025	$50,242,082	0.75%	to	2.65%	0.13%	to	0.24%	32.21%	to	34.75%
2012	2,210,313	$12.229320	to	$13.917621	$29,389,122	0.75%	to	2.40%	0.49%	to	0.49%	7.96%	to	9.76%
Lord Abbett Calibrated Dividend Growth Fund
2016	794,666	$21.186984	to	$21.604588	$15,692,661	0.75%	to	2.65%	1.56%	to	3.50%	12.09%	to	14.24%
2015	763,767	$18.545788	to	$19.273995	$13,398,133	0.75%	to	2.65%	1.65%	to	1.71%	(4.69)%	to	(2.86)%
2014	936,542	$19.092495	to	$20.223045	$17,006,746	0.75%	to	2.65%	1.56%	to	1.66%	8.63%	to	10.71%
2013	1,189,038	$17.245839	to	$18.617257	$19,566,291	0.75%	to	2.65%	0.47%	to	1.07%	24.58%	to	26.97%
2012	1,692,371	$13.582544	to	$14.943523	$22,229,657	0.75%	to	2.65%	2.77%	to	2.91%	9.52%	to	11.62%

Lord Abbett Bond Debenture Fund
2016	2,457,558	$18.687005	to	$19.502324	$44,021,681	0.75%	to	2.70%	—%	to	4.23%	9.15%	to	11.30%
2015	2,889,486	$17.120902	to	$17.522954	$46,955,431	0.75%	to	2.70%	3.14%	to	3.81%	(4.15)%	to	(2.27)%
2014	3,719,322	$17.862911	to	$17.929310	$62,197,244	0.75%	to	2.70%	4.15%	to	4.31%	1.57%	to	3.57%
2013	4,607,798	$17.311795	to	$17.632098	$74,934,823	0.75%	to	2.65%	3.23%	to	3.28%	5.34%	to	7.36%
2012	7,687,924	$16.124338	to	$16.737563	$117,575,253	0.75%	to	2.65%	5.45%	to	21.03%	9.59%	to	11.69%
Lord Abbett Growth and Income Fund
2016	5,343,104	$17.841329	to	$20.459388	$88,462,229	0.75%	to	2.65%	1.45%	to	1.51%	14.05%	to	16.24%
2015	6,706,437	$15.348920	to	$17.938792	$96,064,855	0.75%	to	2.65%	1.15%	to	1.19%	(5.40)%	to	(3.59)%
2014	8,125,350	$15.920309	to	$18.963752	$121,497,260	0.75%	to	2.65%	0.66%	to	0.79%	4.84%	to	6.85%
2013	10,614,523	$14.899909	to	$18.088652	$149,487,822	0.75%	to	2.65%	0.42%	to	0.82%	32.35%	to	34.88%
2012	15,724,254	$11.046512	to	$13.667382	$165,419,905	0.75%	to	2.65%	0.90%	to	1.01%	9.16%	to	11.25%
Lord Abbett Classic Stock Fund
2016	299,773	$19.576238	to	$20.117803	$5,567,722	0.75%	to	2.65%	0.96%	to	1.02%	9.50%	to	11.60%
2015	358,358	$17.877975	to	$18.026782	$6,007,242	0.75%	to	2.65%	0.77%	to	1.21%	(3.50)%	to	(1.65)%
2014	448,012	$18.328389	to	$18.525969	$7,667,307	0.75%	to	2.65%	0.58%	to	0.60%	6.29%	to	8.33%
2013	615,192	$16.919769	to	$17.430130	$9,793,777	0.75%	to	2.65%	0.74%	to	1.15%	26.46%	to	28.88%
2012	1,122,816	$13.128073	to	$13.783116	$14,009,560	0.75%	to	2.65%	0.78%	to	0.89%	12.08%	to	14.23%
MFS® Growth Fund
2016	312,008	$2.317128	to	$24.532528	$3,710,951	1.30%	to	2.85%	0.04%	to	0.07%	(0.44)%	to	1.12%
2015	362,180	$2.291465	to	$24.639804	$4,269,910	1.30%	to	2.85%	0.16%	to	0.16%	4.54%	to	6.17%
2014	403,345	$2.158301	to	$23.570428	$4,513,463	1.30%	to	2.85%	0.10%	to	0.11%	5.88%	to	7.54%
2013	525,890	$2.007013	to	$22.260667	$5,526,429	1.30%	to	2.85%	0.19%	to	0.21%	33.01%	to	35.09%
2012	655,656	$1.485737	to	$16.736210	$4,936,552	1.30%	to	2.85%	—%	to	—%	14.09%	to	15.87%
MFS® Investors Trust Fund
2016	304,430	$2.077782	to	$21.326711	$4,764,405	1.30%	to	2.85%	0.70%	to	0.86%	5.54%	to	7.18%
2015	368,973	$1.938503	to	$20.207870	$5,423,988	1.30%	to	2.85%	0.91%	to	0.92%	(2.60)%	to	(1.08)%
2014	471,336	$1.959607	to	$20.747067	$6,977,528	1.30%	to	2.85%	0.74%	to	0.94%	7.89%	to	9.57%
2013	618,903	$1.788419	to	$19.230308	$8,392,253	1.30%	to	2.85%	1.08%	to	1.09%	28.34%	to	30.35%
2012	795,229	$1.372045	to	$14.983391	$8,300,905	1.30%	to	2.85%	0.88%	to	0.89%	15.84%	to	17.64%
MFS® Total Return Fund
2016	2,846,352	$15.040175	to	$16.901618	$53,626,895	1.00%	to	2.85%	2.63%	to	2.84%	6.03%	to	7.73%

2015	3,282,108	$13.960667	to	$15.940455	$57,861,833	1.00%	to	2.85%	2.15%	to	2.88%	(3.17)%	to	(1.57)%
2014	3,878,274	$14.183164	to	$16.462385	$69,812,360	1.00%	to	2.85%	1.62%	to	1.98%	5.45%	to	7.16%
2013	4,775,798	$13.235589	to	$15.611507	$80,986,063	1.00%	to	2.85%	1.14%	to	1.94%	15.70%	to	17.56%
2012	6,054,778	$11.258871	to	$13.492782	$87,769,480	1.00%	to	2.85%	2.89%	to	2.93%	8.13%	to	9.83%
MFS® Value Fund
2016	90,432	$17.343765	to	$17.809378	$1,600,035	1.00%	to	1.30%	1.72%	to	1.83%	12.31%	to	12.64%
2015	114,377	$15.443259	to	$15.810367	$1,799,756	1.00%	to	1.30%	1.95%	to	2.10%	(2.21)%	to	(1.92)%
2014	143,862	$15.792848	to	$16.119827	$2,311,030	1.00%	to	1.30%	1.34%	to	1.74%	8.78%	to	9.11%
2013	144,928	$14.518301	to	$14.774501	$2,137,071	1.00%	to	1.30%	0.95%	to	0.96%	33.85%	to	34.25%
2012	170,107	$10.847092	to	$11.005461	$1,869,208	1.00%	to	1.30%	1.45%	to	1.48%	14.39%	to	14.73%
Invesco V.I. Equity and Income Fund
2016	1,153,154	$15.520092	to	$19.186495	$20,542,935	1.30%	to	2.85%	1.67%	to	1.91%	11.61%	to	13.64%
2015	1,323,387	$13.657459	to	$17.190726	$20,851,747	1.30%	to	2.85%	2.35%	to	2.44%	(5.32)%	to	(3.56)%
2014	1,571,256	$14.161035	to	$18.157293	$25,852,620	1.30%	to	2.85%	1.59%	to	1.70%	5.71%	to	7.63%
2013	1,959,171	$13.157576	to	$17.176225	$30,176,040	1.30%	to	2.85%	1.45%	to	1.56%	21.38%	to	23.57%
2012	2,356,998	$10.648053	to	$14.267041	$29,875,777	1.30%	to	2.65%	1.80%	to	1.81%	9.45%	to	11.12%
UIF Core Plus Fixed Income Portfolio
2016	2,873,496	$1.524861	to	$12.619133	$40,492,195	1.30%	to	2.85%	2.08%	to	2.13%	3.13%	to	4.74%
2015	3,310,922	$1.455853	to	$12.236198	$45,198,452	1.30%	to	2.85%	3.30%	to	3.56%	(3.44)%	to	(1.93)%
2014	3,871,920	$1.484566	to	$12.672419	$54,463,860	1.30%	to	2.85%	2.96%	to	3.00%	4.83%	to	6.46%
2013	4,848,264	$1.394451	to	$12.089085	$64,113,379	1.30%	to	2.85%	2.30%	to	4.78%	(3.12)%	to	(1.60)%
2012	4,420,378	$1.417185	to	$12.478134	$66,149,572	1.30%	to	2.85%	4.52%	to	4.79%	6.37%	to	8.03%
UIF Emerging Markets Debt Portfolio
2016	125,062	$2.500603	to	$15.705314	$3,148,693	1.30%	to	2.85%	5.14%	to	5.61%	7.45%	to	9.13%
2015	157,732	$2.291468	to	$14.616555	$3,672,676	1.30%	to	2.85%	5.22%	to	5.33%	(3.89)%	to	(2.39)%
2014	192,372	$2.347625	to	$15.208700	$4,626,785	1.30%	to	2.85%	5.43%	to	5.53%	0.04%	to	1.60%
2013	256,038	$2.310689	to	$15.203249	$6,204,952	1.30%	to	2.85%	1.79%	to	3.40%	(11.31)%	to	(9.93)%
2012	329,084	$2.565377	to	$17.142709	$8,997,184	1.30%	to	2.85%	2.87%	to	2.89%	14.65%	to	16.44%
UIF Emerging Markets Equity Portfolio
2016	1,057,910	$15.202887	to	$16.598755	$16,666,737	0.75%	to	2.85%	0.44%	to	0.50%	3.74%	to	5.82%
2015	1,274,103	$14.655139	to	$15.685255	$19,108,129	0.75%	to	2.85%	0.73%	to	0.78%	(13.20)%	to	(11.37)%
2014	1,592,117	$16.884299	to	$17.698337	$27,220,148	0.75%	to	2.85%	0.33%	to	0.51%	(7.17)%	to	(5.27)%
2013	1,995,394	$18.188999	to	$18.682484	$36,158,069	0.75%	to	2.85%	1.15%	to	1.48%	(3.80)%	to	(1.84)%
2012	3,373,902	$18.908418	to	$19.032629	$62,206,062	0.75%	to	2.85%	—%	to	—%	16.58%	to	18.95%
UIF Growth Portfolio
2016	4,426,316	$13.914173	to	$14.827328	$64,884,924	1.30%	to	2.85%	—%	to	—%	(4.68)%	to	(2.91)%
2015	5,141,271	$14.597292	to	$15.271311	$77,855,820	1.30%	to	2.85%	—%	to	—%	8.82%	to	10.79%

2014	6,058,772	$13.413842	to	$13.784028	$83,085,435	1.30%	to	2.85%	—%	to	—%	3.11%	to	4.99%
2013	7,905,460	$13.009597	to	$13.129316	$103,611,058	1.30%	to	2.85%	—%	to	—%	30.10%	to	31.29%
UIF Mid Cap Growth Portfolio
2016	298,461	$19.476306	to	$20.830859	$5,448,172	0.75%	to	2.70%	—%	to	—%	(11.27)%	to	(9.52)%
2015	375,796	$21.526425	to	$23.477293	$7,615,370	0.75%	to	2.70%	—%	to	—%	(8.49)%	to	(6.69)%
2014	521,693	$23.070246	to	$25.656623	$11,362,087	0.75%	to	2.70%	—%	to	—%	(0.87)%	to	1.08%
2013	698,856	$22.823685	to	$25.882254	$15,066,281	0.75%	to	2.70%	0.24%	to	0.28%	33.83%	to	36.46%
2012	1,501,541	$16.725853	to	$19.379649	$23,924,115	0.75%	to	2.65%	—%	to	—%	5.65%	to	7.68%
Invesco V.I. American Value Fund
2016	1,128,505	$23.676760	to	$26.207525	$29,076,129	0.75%	to	2.85%	0.12%	to	0.46%	12.25%	to	14.36%
2015	1,277,777	$20.704063	to	$23.347367	$28,833,786	0.75%	to	2.85%	0.01%	to	0.34%	(11.68)%	to	(10.04)%
2014	1,533,874	$23.013806	to	$26.435568	$38,432,128	0.75%	to	2.85%	0.18%	to	0.45%	6.67%	to	8.66%
2013	2,037,716	$21.179622	to	$24.782999	$46,607,906	0.75%	to	2.85%	0.41%	to	0.76%	30.50%	to	32.93%
2012	2,779,000	$15.932646	to	$18.990959	$47,707,166	0.75%	to	2.85%	0.62%	to	0.72%	14.01%	to	16.20%
Morgan Stanley Mid Cap Growth Portfolio
2016	419,938	$2.277418	to	$20.662566	$10,663,072	1.30%	to	2.65%	—%	to	—%	(11.80)%	to	(10.39)%
2015	568,951	$2.541568	to	$23.426514	$13,927,940	1.30%	to	2.65%	—%	to	—%	(9.25)%	to	(7.80)%
2014	682,637	$2.756448	to	$25.813637	$17,903,694	1.30%	to	2.65%	—%	to	—%	(1.85)%	to	(0.26)%
2013	892,449	$2.763681	to	$26.300801	$22,954,442	1.30%	to	2.65%	0.06%	to	0.32%	33.77%	to	35.91%
2012	1,123,075	$2.033394	to	$19.661426	$20,443,800	1.30%	to	2.65%	—%	to	—%	5.40%	to	7.11%
Morgan Stanley Money Market Portfolio+
2016	—	$0.984100	to	$8.064555	$—	1.30%	to	2.85%	—%	to	—%	(1.38)%	to	(0.63)%
2015	3,831,444	$0.990356	to	$8.177491	$33,877,866	1.30%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(1.28)%
2014	4,514,690	$1.003168	to	$8.413078	$39,761,854	1.30%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(1.28)%
2013	5,589,156	$1.016224	to	$8.655315	$50,064,172	1.30%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(1.28)%
2012	6,559,834	$1.029389	to	$8.904673	$64,282,061	1.30%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(1.28)%
Invesco V.I. Equally-Weighted S&P 500 Fund
2016	1,881,665	$2.829962	to	$28.549730	$49,513,217	1.30%	to	2.85%	0.43%	to	0.61%	10.74%	to	12.77%
2015	2,036,026	$2.509567	to	$25.780834	$48,924,454	1.30%	to	2.85%	1.33%	to	1.36%	(5.65)%	to	(3.93)%
2014	2,370,651	$2.612359	to	$27.325076	$60,966,702	1.30%	to	2.85%	1.09%	to	1.39%	10.42%	to	12.41%
2013	2,900,944	$2.323911	to	$24.746789	$68,244,360	1.30%	to	2.85%	1.57%	to	1.75%	31.32%	to	33.67%
2012	3,596,009	$1.738574	to	$18.844201	$63,201,975	1.30%	to	2.85%	1.48%	to	1.76%	13.54%	to	15.58%
UIF Small Company Growth Portfolio
2016	209,933	$19.870159	to	$22.677164	$3,989,948	1.50%	to	2.85%	—%	to	—%	2.68%	to	4.07%
2015	251,734	$19.093019	to	$22.086293	$4,604,790	1.50%	to	2.85%	—%	to	—%	(12.33)%	to	(11.14)%
2014	294,234	$21.485475	to	$25.191732	$6,130,805	1.50%	to	2.85%	—%	to	—%	(16.28)%	to	(15.14)%
2013	340,612	$25.320088	to	$30.091498	$8,395,548	1.50%	to	2.85%	—%	to	—%	66.53%	to	68.78%

2012	497,439	$15.001498	to	$18.070110	$7,216,190	1.50%	to	2.85%	—%	to	—%	11.49%	to	13.00%
UIF Global Franchise Portfolio
2016	275,642	$21.642683	to	$31.422527	$7,750,871	1.50%	to	2.85%	1.36%	to	1.45%	2.46%	to	3.85%
2015	331,563	$21.123831	to	$30.257827	$9,116,642	1.50%	to	2.85%	2.04%	to	2.10%	3.22%	to	4.62%
2014	394,426	$20.465619	to	$28.921675	$10,451,513	1.50%	to	2.85%	2.12%	to	2.25%	1.57%	to	2.95%
2013	509,793	$20.148565	to	$28.091786	$13,204,104	1.50%	to	2.85%	2.45%	to	2.61%	16.30%	to	17.88%
2012	657,251	$17.324545	to	$23.830805	$14,639,859	1.50%	to	2.85%	2.01%	to	2.11%	12.34%	to	13.87%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2016	302,189	$17.347575	to	$25.631795	$4,942,252	0.75%	to	2.65%	—%	to	—%	(0.59)%	to	1.32%
2015	357,908	$17.122202	to	$25.784201	$5,836,323	0.75%	to	2.65%	—%	to	—%	3.57%	to	5.55%
2014	320,178	$16.221440	to	$24.896342	$4,945,094	0.75%	to	2.65%	—%	to	—%	2.77%	to	4.74%
2013	414,855	$15.487884	to	$24.226466	$6,137,799	0.75%	to	2.65%	—%	to	—%	32.08%	to	34.61%
2012	807,227	$11.505511	to	$18.341793	$8,751,374	0.75%	to	2.65%	—%	to	—%	13.13%	to	15.30%
Oppenheimer Capital Appreciation Fund/VA
2016	1,588,969	$17.249755	to	$21.922921	$25,239,164	0.75%	to	2.70%	0.11%	to	0.12%	(5.03)%	to	(3.16)%
2015	2,009,889	$17.812432	to	$23.084162	$33,140,543	0.75%	to	2.70%	—%	to	—%	0.52%	to	2.50%
2014	2,563,113	$17.378669	to	$22.965685	$41,529,024	0.75%	to	2.70%	0.18%	to	0.19%	12.06%	to	14.27%
2013	3,407,869	$15.208776	to	$20.493814	$48,558,909	0.75%	to	2.70%	0.74%	to	0.80%	25.99%	to	28.46%
2012	6,491,493	$11.839081	to	$16.266769	$72,518,537	0.75%	to	2.70%	0.40%	to	0.41%	10.78%	to	12.96%
Oppenheimer Global Fund/VA
2016	5,564,950	$18.870189	to	$20.526498	$97,262,434	0.75%	to	2.70%	0.77%	to	0.77%	(2.82)%	to	(0.90)%
2015	6,522,773	$19.042232	to	$21.121837	$115,697,932	0.75%	to	2.70%	1.06%	to	1.07%	0.91%	to	2.90%
2014	8,121,962	$18.506001	to	$20.931410	$140,844,364	0.75%	to	2.70%	—%	to	0.87%	(0.66)%	to	1.29%
2013	10,433,864	$18.269664	to	$21.124717	$179,623,326	0.75%	to	2.65%	0.81%	to	1.24%	23.67%	to	26.04%
2012	16,392,910	$14.494808	to	$17.081030	$225,078,149	0.75%	to	2.65%	1.92%	to	2.03%	17.79%	to	20.05%
Oppenheimer Main Street Fund®/VA
2016	384,916	$20.322859	to	$24.049319	$6,975,908	0.75%	to	2.70%	0.86%	to	0.88%	8.33%	to	10.47%
2015	473,241	$18.397354	to	$22.199455	$7,805,348	0.75%	to	2.70%	0.65%	to	0.66%	0.36%	to	2.34%
2014	575,569	$17.977375	to	$22.120031	$9,283,288	0.75%	to	2.70%	0.57%	to	0.58%	7.46%	to	9.58%
2013	751,077	$16.406337	to	$20.584350	$11,128,860	0.75%	to	2.70%	0.85%	to	0.96%	27.94%	to	30.46%
2012	1,157,085	$12.576051	to	$16.088947	$13,289,962	0.75%	to	2.70%	0.66%	to	0.67%	13.50%	to	15.74%
Oppenheimer Main Street Small Cap Fund/VA
2016	2,097,577	$23.772377	to	$29.318220	$46,405,465	0.75%	to	2.65%	0.26%	to	0.26%	14.60%	to	16.79%
2015	2,673,928	$20.354358	to	$25.584050	$50,904,346	0.75%	to	2.65%	0.63%	to	0.74%	(8.55)%	to	(6.80)%
2014	3,405,553	$21.838371	to	$27.976192	$70,081,240	0.75%	to	2.65%	0.62%	to	0.65%	8.74%	to	10.82%
2013	4,361,752	$19.706083	to	$25.663354	$81,069,396	0.75%	to	2.70%	0.49%	to	0.71%	36.88%	to	39.57%
2012	7,868,618	$14.118832	to	$18.786863	$104,568,493	0.75%	to	2.65%	0.34%	to	0.41%	14.59%	to	16.79%

Putnam VT Diversified Income Fund
2016	1,175,067	$17.700565	to	$25.686248	$23,084,491	0.75%	to	2.70%	—%	to	7.45%	2.61%	to	4.63%
2015	1,463,340	$17.249985	to	$24.548990	$27,673,113	0.75%	to	2.70%	9.27%	to	10.62%	(4.94)%	to	(3.07)%
2014	1,875,015	$18.147034	to	$25.326735	$37,115,654	0.75%	to	2.70%	7.81%	to	8.81%	(2.33)%	to	(0.40)%
2013	2,326,076	$18.626547	to	$25.429077	$47,690,027	0.75%	to	2.65%	3.81%	to	4.31%	4.99%	to	7.01%
2012	4,594,422	$17.740592	to	$23.763861	$93,902,667	0.75%	to	2.65%	5.75%	to	6.81%	8.61%	to	10.69%
Putnam VT Global Asset Allocation Fund
2016	212,807	$20.825184	to	$59.095133	$6,387,496	0.75%	to	2.65%	1.90%	to	1.92%	3.92%	to	5.92%
2015	250,274	$20.039359	to	$55.794783	$7,647,798	0.75%	to	2.65%	2.21%	to	2.22%	(2.45)%	to	(0.58)%
2014	335,776	$20.542038	to	$56.117736	$10,699,107	0.75%	to	2.65%	2.34%	to	2.43%	6.56%	to	8.61%
2013	420,744	$19.277165	to	$51.671303	$12,520,805	0.75%	to	2.65%	1.80%	to	2.11%	16.37%	to	18.60%
2012	711,088	$11.718110	to	$43.567673	$19,223,295	0.75%	to	2.40%	0.73%	to	0.74%	11.49%	to	13.35%
Putnam VT Growth and Income Fund
2016	95,098	$22.353571	to	$86.018187	$3,599,677	0.75%	to	2.65%	1.69%	to	2.10%	12.01%	to	14.16%
2015	125,196	$19.957036	to	$75.350417	$4,028,459	0.75%	to	2.65%	1.84%	to	3.07%	(9.95)%	to	(8.22)%
2014	192,101	$22.161391	to	$82.097469	$6,688,003	0.75%	to	2.65%	0.92%	to	1.31%	7.84%	to	9.91%
2013	172,465	$20.550845	to	$74.698236	$6,304,638	0.75%	to	2.65%	0.41%	to	2.17%	32.13%	to	34.66%
2012	227,996	$15.553361	to	$55.470266	$6,312,345	0.75%	to	2.65%	0.31%	to	1.64%	16.02%	to	18.25%
Putnam VT Growth Opportunities Fund+
2016	260,197	$10.412677	to	$10.528491	$2,726,891	0.75%	to	2.65%	—%	to	—%	4.13%	to	5.28%
Putnam VT International Value Fund
2016	1,557,235	$7.664850	to	$13.509069	$11,297,558	0.75%	to	2.65%	2.41%	to	2.44%	(1.54)%	to	0.35%
2015	1,668,163	$7.638116	to	$13.720416	$12,127,635	0.75%	to	2.65%	1.31%	to	1.33%	(4.56)%	to	(2.73)%
2014	1,875,490	$7.852697	to	$14.376578	$14,086,717	0.75%	to	2.65%	1.39%	to	1.45%	(11.86)%	to	(10.16)%
2013	2,070,151	$7.880268	to	$8.741171	$17,433,443	0.75%	to	2.40%	0.23%	to	2.34%	19.32%	to	21.30%
2012	181,467	$6.604568	to	$7.206293	$1,269,112	0.75%	to	2.40%	2.52%	to	3.04%	18.82%	to	20.79%
Putnam VT International Equity Fund
2016	1,995,972	$13.997069	to	$22.626784	$29,161,441	0.75%	to	2.65%	2.79%	to	3.82%	(5.01)%	to	(3.18)%
2015	2,369,536	$14.734763	to	$23.370571	$36,360,008	0.75%	to	2.65%	0.87%	to	1.15%	(2.48)%	to	(0.61)%
2014	2,829,625	$15.109360	to	$23.513525	$43,748,263	0.75%	to	2.65%	1.05%	to	1.10%	(9.22)%	to	(7.47)%
2013	3,436,330	$16.643288	to	$25.412902	$57,224,039	0.75%	to	2.65%	1.22%	to	1.79%	24.72%	to	27.11%
2012	6,067,636	$13.344161	to	$19.992244	$85,659,021	0.75%	to	2.65%	2.19%	to	2.25%	18.73%	to	21.01%
Putnam VT Investors Fund
2016	1,269,937	$17.559789	to	$24.201699	$18,125,624	0.75%	to	2.65%	1.27%	to	1.36%	9.12%	to	11.21%
2015	1,586,658	$15.789220	to	$22.178940	$20,517,708	0.75%	to	2.65%	1.15%	to	1.20%	(4.74)%	to	(2.91)%
2014	2,084,175	$16.262141	to	$23.281549	$27,816,222	0.75%	to	2.65%	1.19%	to	1.27%	10.93%	to	13.06%
2013	2,743,889	$14.383401	to	$20.986803	$32,480,090	0.75%	to	2.65%	1.15%	to	2.03%	31.59%	to	34.11%

2012	5,621,891	$10.724710	to	$15.948315	$51,866,518	0.75%	to	2.65%	1.32%	to	1.37%	13.78%	to	15.96%
Putnam VT Multi-Cap Growth Fund
2016	675,419	$19.403038	to	$21.889051	$14,207,766	0.75%	to	2.65%	0.72%	to	0.72%	4.97%	to	6.98%
2015	793,029	$18.484578	to	$20.460308	$15,692,289	0.75%	to	2.65%	0.48%	to	0.53%	(2.90)%	to	(1.03)%
2014	906,855	$19.036226	to	$20.674202	$18,239,451	0.75%	to	2.65%	0.10%	to	0.33%	10.52%	to	12.64%
2013	1,215,814	$17.368559	to	$18.353989	$21,864,283	0.75%	to	2.40%	0.08%	to	0.79%	33.21%	to	35.42%
2012	174,199	$13.038869	to	$13.553343	$2,319,259	0.75%	to	2.40%	0.19%	to	0.29%	13.99%	to	15.89%
Putnam VT Small Cap Value Fund
2016	713,391	$28.311719	to	$43.451754	$25,952,518	0.75%	to	2.65%	1.20%	to	1.23%	24.16%	to	26.54%
2015	877,365	$22.802738	to	$34.338316	$25,595,407	0.75%	to	2.65%	0.90%	to	0.99%	(6.74)%	to	(4.95)%
2014	1,109,180	$24.451792	to	$36.128275	$34,487,229	0.75%	to	2.65%	0.48%	to	0.51%	0.73%	to	2.66%
2013	1,460,576	$24.274924	to	$35.191734	$44,734,879	0.75%	to	2.65%	0.78%	to	1.06%	35.96%	to	38.56%
2012	2,926,602	$17.854586	to	$25.397393	$66,978,312	0.75%	to	2.65%	0.37%	to	0.47%	14.42%	to	16.61%
Putnam VT George Putnam Balanced Fund
2016	280,925	$13.210897	to	$17.225422	$4,440,940	0.75%	to	2.40%	1.78%	to	1.99%	5.45%	to	7.20%
2015	351,270	$12.528314	to	$16.068049	$5,208,166	0.75%	to	2.40%	1.73%	to	3.14%	(3.48)%	to	(1.87)%
2014	468,616	$12.979394	to	$16.374109	$7,066,687	0.75%	to	2.40%	1.50%	to	1.55%	8.05%	to	9.85%
2013	542,581	$12.012039	to	$14.905794	$7,506,232	0.75%	to	2.40%	2.03%	to	2.20%	15.29%	to	17.21%
2012	1,024,797	$10.418531	to	$12.716907	$12,247,234	0.75%	to	2.40%	1.89%	to	2.00%	9.87%	to	11.69%
Putnam VT Voyager Fund+
2016	—	$24.191574	to	$97.738271	$—	0.75%	to	2.65%	1.15%	to	1.17%	0.83%	to	2.75%
2015	126,118	$23.993017	to	$95.125345	$3,327,946	0.75%	to	2.65%	—%	to	1.19%	(8.57)%	to	(6.81)%
2014	175,121	$10.595107	to	$102.081444	$4,830,317	0.75%	to	2.40%	0.72%	to	0.94%	7.12%	to	8.90%
2013	280,778	$9.890971	to	$93.737609	$6,889,065	0.75%	to	2.40%	1.15%	to	1.21%	40.32%	to	42.65%
2012	374,961	$7.048891	to	$65.710900	$6,876,843	0.75%	to	2.40%	0.37%	to	0.47%	11.52%	to	13.37%
Putnam VT Equity Income Fund
2016	543,070	$24.197864	to	$28.221253	$14,527,409	0.75%	to	2.65%	1.62%	to	1.89%	10.67%	to	12.79%
2015	649,066	$21.864636	to	$25.020101	$15,485,759	0.75%	to	2.65%	1.59%	to	2.18%	(5.58)%	to	(3.77)%
2014	763,988	$23.156507	to	$25.999530	$19,049,909	0.75%	to	2.65%	1.25%	to	1.75%	9.71%	to	11.82%
2013	997,585	$21.106196	to	$23.251514	$22,387,102	0.75%	to	2.65%	—%	to	2.62%	28.95%	to	31.43%
2012	1,297,983	$16.501820	to	$17.691694	$22,441,649	0.75%	to	2.45%	2.11%	to	2.39%	16.42%	to	18.41%
Invesco V.I. Growth and Income Fund
2016	2,499,428	$21.784103	to	$28.777256	$59,386,678	0.75%	to	2.85%	0.88%	to	0.91%	16.07%	to	18.54%
2015	2,936,469	$18.767303	to	$24.276966	$60,086,196	0.75%	to	2.85%	2.48%	to	2.86%	(6.03)%	to	(4.04)%
2014	3,499,785	$19.971833	to	$25.297861	$76,079,420	0.75%	to	2.85%	1.44%	to	1.71%	6.88%	to	9.14%
2013	4,428,330	$18.686836	to	$23.178461	$89,403,444	0.75%	to	2.85%	0.83%	to	1.09%	30.01%	to	32.77%
2012	7,022,622	$14.372884	to	$17.457721	$110,456,827	0.75%	to	2.85%	1.25%	to	1.41%	11.14%	to	13.49%

Invesco V.I. Comstock Fund
2016	2,282,645	$23.476621	to	$27.704187	$56,888,194	0.75%	to	2.85%	1.28%	to	1.37%	13.70%	to	16.11%
2015	2,807,667	$20.647744	to	$23.859636	$60,874,591	0.75%	to	2.85%	1.63%	to	1.74%	(8.83)%	to	(6.90)%
2014	3,397,961	$22.647946	to	$25.626715	$79,819,553	0.75%	to	2.85%	1.04%	to	1.14%	6.04%	to	8.29%
2013	4,473,736	$21.358648	to	$23.665796	$98,004,794	0.75%	to	2.85%	1.09%	to	1.46%	31.85%	to	34.64%
2012	7,037,461	$16.199599	to	$17.577090	$116,297,526	0.75%	to	2.85%	1.43%	to	1.95%	15.58%	to	18.04%
Invesco V.I. American Franchise Fund
2016	40,030	$23.176622	to	$27.169905	$880,693	1.50%	to	2.85%	—%	to	—%	(0.85)%	to	0.50%
2015	46,359	$23.061948	to	$27.794420	$1,006,770	1.50%	to	2.65%	—%	to	—%	2.01%	to	3.19%
2014	61,476	$22.348913	to	$27.246689	$1,326,115	1.50%	to	2.65%	—%	to	—%	5.34%	to	6.56%
2013	76,775	$20.973366	to	$25.865391	$1,557,011	1.50%	to	2.65%	0.25%	to	0.25%	36.15%	to	37.72%
2012	126,158	$15.229283	to	$18.843543	$1,833,524	1.50%	to	2.85%	—%	to	—%	10.21%	to	11.71%
Invesco V.I. Mid Cap Growth Fund
2016	27,046	$19.748941	to	$24.630160	$507,371	1.50%	to	2.85%	—%	to	—%	(2.25)%	to	(0.92)%
2015	45,927	$19.933321	to	$25.557875	$870,223	1.50%	to	2.65%	—%	to	—%	(1.60)%	to	(0.46)%
2014	48,408	$20.025915	to	$25.659250	$923,921	1.50%	to	2.85%	—%	to	—%	4.67%	to	6.09%
2013	60,191	$18.876467	to	$24.515137	$1,083,988	1.50%	to	2.85%	0.22%	to	0.22%	32.77%	to	34.57%
2012	64,975	$14.027006	to	$18.464267	$869,985	1.50%	to	2.85%	—%	to	—%	8.49%	to	9.97%
Wells Fargo VT Index Asset Allocation Fund
2016	195,413	$1.856575	to	$2.196343	$391,084	1.15%	to	2.40%	0.88%	to	0.89%	5.12%	to	6.44%
2015	224,584	$1.766205	to	$2.063474	$425,124	1.15%	to	2.40%	1.02%	to	1.03%	(1.15)%	to	0.09%
2014	227,946	$1.786808	to	$2.061600	$432,819	1.15%	to	2.40%	1.53%	to	1.53%	15.26%	to	16.71%
2013	247,892	$1.550240	to	$1.766455	$406,621	1.15%	to	2.40%	1.61%	to	1.64%	16.80%	to	18.26%
2012	271,610	$1.327305	to	$1.493657	$378,901	1.15%	to	2.40%	1.44%	to	1.45%	10.36%	to	11.74%
Wells Fargo VT Total Return Bond Fund+
2016	—	$1.451517	to	$1.706299	$—	1.15%	to	2.40%	0.47%	to	0.47%	1.56%	to	2.19%
2015	690,035	$1.429174	to	$1.669813	$1,085,935	1.15%	to	2.40%	1.29%	to	1.29%	(2.24)%	to	(1.01)%
2014	988,202	$1.461899	to	$1.686827	$1,613,698	1.15%	to	2.40%	1.36%	to	1.36%	3.09%	to	4.38%
2013	1,091,548	$1.418114	to	$1.615983	$1,721,285	1.15%	to	2.40%	1.25%	to	1.25%	(4.75)%	to	(3.55)%
2012	1,524,181	$1.488787	to	$1.675435	$2,415,585	1.15%	to	2.40%	1.45%	to	1.45%	3.59%	to	4.89%
Wells Fargo VT Intrinsic Value Fund+
2016	—	$1.581406	to	$1.858997	$—	1.15%	to	2.40%	—%	to	1.33%	(0.51)%	to	0.11%
2015	586,396	$1.589437	to	$1.857041	$1,051,324	1.15%	to	2.40%	0.83%	to	0.87%	(2.88)%	to	(1.66)%
2014	776,413	$1.636644	to	$1.888430	$1,422,068	1.15%	to	2.40%	0.76%	to	0.76%	7.70%	to	9.05%
2013	898,598	$1.519697	to	$1.731711	$1,514,341	1.15%	to	2.40%	1.02%	to	1.04%	27.22%	to	28.81%
2012	1,084,632	$1.194583	to	$1.344346	$1,417,506	1.15%	to	2.40%	1.34%	to	1.35%	16.64%	to	18.10%
Wells Fargo VT International Equity Fund

2016	2,556	$12.963156	to	$13.392901	$33,878	1.15%	to	1.65%	2.81%	to	2.84%	1.60%	to	2.11%
2015	2,558	$12.758424	to	$13.115614	$33,210	1.15%	to	1.65%	1.31%	to	3.76%	0.13%	to	0.64%
2014	6,138	$12.344253	to	$13.032632	$77,926	1.15%	to	2.35%	1.04%	to	2.75%	(7.55)%	to	(6.44)%
2013	13,913	$13.352731	to	$13.929161	$188,034	1.15%	to	2.35%	2.12%	to	2.23%	16.75%	to	18.15%
2012	16,617	$11.437369	to	$11.788898	$191,813	1.15%	to	2.35%	1.32%	to	1.38%	10.85%	to	12.18%
Wells Fargo VT Small Cap Growth Fund
2016	367,035	$2.192351	to	$2.593710	$929,459	1.15%	to	2.40%	—%	to	—%	5.19%	to	6.52%
2015	530,369	$2.084147	to	$2.435065	$1,257,781	1.15%	to	2.40%	—%	to	—%	(5.19)%	to	(3.99)%
2014	693,604	$2.198144	to	$2.536339	$1,702,008	1.15%	to	2.40%	—%	to	—%	(4.20)%	to	(3.00)%
2013	801,682	$2.294620	to	$2.614760	$2,054,694	1.15%	to	2.40%	—%	to	—%	46.67%	to	48.52%
2012	1,084,071	$1.564439	to	$1.760603	$1,859,317	1.15%	to	2.40%	—%	to	—%	5.31%	to	6.64%
Wells Fargo VT Discovery Fund
2016	8,026	$23.890669	to	$26.669462	$207,601	1.15%	to	2.10%	—%	to	—%	5.41%	to	6.41%
2015	8,511	$22.664889	to	$25.061863	$207,161	1.15%	to	2.10%	—%	to	—%	(3.51)%	to	(2.59)%
2014	17,060	$23.489558	to	$25.728106	$427,013	1.15%	to	2.10%	—%	to	—%	(1.73)%	to	(0.79)%
2013	16,989	$23.903282	to	$25.933633	$429,431	1.15%	to	2.10%	0.01%	to	0.01%	40.82%	to	42.16%
2012	19,652	$16.974721	to	$18.242749	$350,204	1.15%	to	2.10%	—%	to	—%	15.29%	to	16.39%
Wells Fargo VT Small Cap Value Fund+
2016	—	$14.073095	to	$15.634033	$—	1.15%	to	2.10%	0.18%	to	0.19%	6.32%	to	6.82%
2015	4,227	$13.236197	to	$14.636205	$57,354	1.15%	to	2.10%	0.25%	to	0.26%	(12.49)%	to	(11.66)%
2014	5,334	$15.125555	to	$16.567183	$82,365	1.15%	to	2.10%	0.35%	to	0.41%	2.29%	to	3.26%
2013	7,466	$14.787337	to	$16.043596	$113,720	1.15%	to	2.10%	0.53%	to	0.86%	12.37%	to	13.44%
2012	8,347	$13.159565	to	$14.142622	$114,630	1.15%	to	2.10%	0.86%	to	0.92%	11.63%	to	12.69%
Wells Fargo VT Opportunity Fund
2016	2,943	$19.256852	to	$21.496992	$62,061	1.15%	to	2.10%	1.89%	to	2.02%	9.90%	to	10.95%
2015	3,381	$17.522705	to	$19.376182	$64,516	1.15%	to	2.10%	0.11%	to	0.12%	(5.10)%	to	(4.19)%
2014	17,471	$18.464248	to	$20.224141	$342,405	1.15%	to	2.10%	0.06%	to	0.06%	8.13%	to	9.16%
2013	23,132	$17.075975	to	$18.526761	$415,567	1.15%	to	2.10%	0.14%	to	0.21%	27.97%	to	29.19%
2012	27,482	$13.344136	to	$14.341170	$384,215	1.15%	to	2.10%	0.09%	to	0.10%	13.12%	to	14.20%
UIF Global Infrastructure Portfolio
2016	1,226,682	$10.582186	to	$11.148656	$13,541,984	1.30%	to	2.85%	2.04%	to	2.24%	11.74%	to	13.78%
2015	1,446,551	$9.506934	to	$9.798603	$14,086,001	1.30%	to	2.65%	1.78%	to	1.79%	(16.14)%	to	(14.87)%
2014	1,733,212	$11.336474	to	$11.510302	$19,886,944	1.30%	to	2.65%	—%	to	—%	13.36%	to	15.10%
HIMCO VIT Index Fund
2016	4,967,764	$1.990636	to	$23.647861	$13,236,742	0.75%	to	2.65%	1.72%	to	2.12%	8.67%	to	10.76%
2015	5,544,892	$1.797295	to	$21.760511	$14,196,369	0.75%	to	2.65%	0.36%	to	0.44%	(1.58)%	to	0.31%
2014	7,732,810	$1.791778	to	$22.109906	$18,607,997	0.75%	to	2.65%	—%	to	—%	4.14%	to	4.78%

HIMCO VIT American Funds Bond Fund
2016	332,726	$11.170044	to	$11.464339	$3,795,242	1.00%	to	1.30%	3.29%	to	3.62%	1.33%	to	1.63%
2015	413,861	$11.023460	to	$11.280000	$4,646,224	1.00%	to	1.30%	1.77%	to	1.82%	(1.35)%	to	(1.05)%
2014	513,271	$11.174195	to	$11.399986	$5,830,351	1.00%	to	1.30%	—%	to	—%	0.40%	to	0.53%
HIMCO VIT American Funds Global Growth Fund
2016	21,850	$14.058800	to	$14.429256	$314,053	1.00%	to	1.30%	1.98%	to	1.99%	(1.14)%	to	(0.85)%
2015	20,237	$14.221597	to	$14.552626	$293,151	1.00%	to	1.30%	0.80%	to	0.81%	5.22%	to	5.53%
2014	27,006	$13.516257	to	$13.789445	$371,218	1.00%	to	1.30%	—%	to	—%	(0.25)%	to	(0.15)%
HIMCO VIT American Funds Global Small Capitalization Fund
2016	58,920	$11.224151	to	$11.519950	$675,147	1.00%	to	1.30%	0.43%	to	0.47%	0.35%	to	0.66%
2015	75,324	$11.184490	to	$11.444872	$857,119	1.00%	to	1.30%	—%	to	—%	(1.32)%	to	(1.02)%
2014	92,027	$11.333888	to	$11.562991	$1,059,551	1.00%	to	1.30%	—%	to	—%	(2.63)%	to	(2.50)%
HIMCO VIT American Funds Growth Fund
2016	186,670	$15.828473	to	$16.245542	$3,016,739	1.00%	to	1.30%	0.31%	to	0.35%	7.69%	to	8.02%
2015	247,733	$14.697608	to	$15.039710	$3,707,500	1.00%	to	1.30%	0.87%	to	0.92%	5.12%	to	5.44%
2014	328,906	$13.981168	to	$14.263752	$4,674,289	1.00%	to	1.30%	—%	to	—%	3.26%	to	3.44%
HIMCO VIT American Funds Growth-Income Fund
2016	116,066	$16.006347	to	$16.428143	$1,894,222	1.00%	to	1.30%	1.59%	to	1.75%	9.77%	to	10.10%
2015	149,462	$14.581402	to	$14.920836	$2,215,259	1.00%	to	1.30%	1.04%	to	1.05%	(0.11)%	to	0.19%
2014	185,482	$14.598116	to	$14.893192	$2,749,165	1.00%	to	1.30%	—%	to	—%	2.30%	to	2.43%
HIMCO VIT American Funds International Fund
2016	236,880	$9.690237	to	$9.945672	$2,342,256	1.00%	to	1.30%	1.36%	to	1.44%	1.94%	to	2.25%
2015	299,951	$9.505775	to	$9.727120	$2,902,992	1.00%	to	1.30%	1.18%	to	1.20%	(6.06)%	to	(5.78)%
2014	353,858	$10.119357	to	$10.323945	$3,636,638	1.00%	to	1.30%	—%	to	—%	(6.22)%	to	(6.15)%
MFS® Core Equity Portfolio
2016	260,052	$10.886161	to	$11.214594	$2,876,661	1.30%	to	2.85%	0.77%	to	0.95%	8.25%	to	9.94%
2015	266,913	$10.056755	to	$10.200852	$2,705,765	1.30%	to	2.85%	0.55%	to	0.55%	0.57%	to	2.01%
MFS® Massachusetts Investors Growth Stock Portfolio
2016	187,689	$10.330901	to	$10.622201	$1,973,565	1.40%	to	2.85%	0.61%	to	0.99%	3.09%	to	4.60%
2015	217,045	$10.020765	to	$10.155009	$2,193,511	1.40%	to	2.85%	0.49%	to	0.50%	0.21%	to	1.55%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2016 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Hartford Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2016 and 2015, and for the
Years Ended December 31, 2016, 2015 and 2014

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Deloitte & Touche LLP
185 Asylum Street
Hartford, CT 06103
USA

Tel: +1 860-725-3000
INDEPENDENT AUDITORS' REPORT	Fax: +1 860-725-3500
www.deloitte.com

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2016 and 2015, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December
31, 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.

April 7, 2017

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	As of December 31,
	2016	2015
Admitted assets
Bonds	4,689,164,141	$4,887,305,260
Common and preferred stocks	45,379,137	367,027,717
Mortgage loans on real estate	488,300,660	549,789,164
Contract loans	112,280,295	113,806,515
Cash and short-term investments	698,597,125	566,901,490
Derivatives	336,978,875	417,711,477
Other invested assets	70,093,932	168,473,028
Total cash and invested assets	6,440,794,165	7,071,014,651

Investment income due and accrued	209,085,493	194,004,606
Amounts recoverable for reinsurance	54,916,714	51,165,193
Federal income tax recoverable	38,825,967	384,101,352
Net deferred tax asset	106,306,495	233,491,340
Receivables from parent, subsidiaries and affiliates	199,732	—
Other assets	60,896,436	65,038,374
Separate Account assets	29,882,167,087	32,190,324,610
Total admitted assets	$36,793,192,089	$40,189,140,126

Liabilities
Aggregate reserves for future benefits	3,623,418,710	$3,704,807,749
Liability for deposit-type contracts	746,581,792	972,209,477
Policy and contract claim liabilities	21,113,055	20,482,328
Asset valuation reserve	36,012,232	57,553,274
Interest maintenance reserve	19,203,402	10,254,682
Payables to parent, subsidiaries and affiliates	5,659,200	22,991,721
Accrued expense allowances and amounts due from Separate Accounts	(118,933,449)	(176,281,093)
Collateral on derivatives	294,569,146	311,806,014
Other liabilities	369,642,567	449,709,688
Separate Account liabilities	29,882,167,087	32,190,324,610
Total liabilities	34,879,433,742	37,563,858,450

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	222,837,141	252,083,454
Gross paid-in and contributed surplus	603,493,466	604,455,820
Unassigned surplus	1,084,927,740	1,766,242,402
Total capital and surplus	1,913,758,347	2,625,281,676

Total liabilities and capital and surplus	$36,793,192,089	$40,189,140,126

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,
	2016	2015	2014

Revenues
Premiums and annuity considerations	$283,347,850	$313,111,457	$41,392,753,512
Net investment income	205,285,053	237,932,132	260,902,958
Commissions and expense allowances on reinsurance ceded	53,203,614	60,644,503	381,657,599
Reserve adjustments on reinsurance ceded	(376,823,017)	(228,846,619)	(2,550,166,630)
Fee income	665,228,513	623,264,983	940,123,990
Other revenues	41,305,613	(4,452,004)	6,229,503
Total revenues	871,547,626	1,001,654,452	40,431,500,932

Benefits and expenses
Death and annuity benefits	260,507,275	418,149,979	427,374,112
Disability and other benefits	3,054,035	3,042,392	3,889,681
Surrenders and other fund withdrawals	4,125,077,593	5,551,496,373	6,345,781,545
Commissions and expense allowances	181,760,177	226,296,463	286,910,347
Increase in aggregate reserves for life and accident and health policies	(81,399,844)	(166,876,864)	(16,460,886)
General insurance expenses	89,020,118	79,333,619	111,580,027
Net transfers from Separate Accounts	(3,953,787,204)	(5,209,213,386)	(7,825,980,171)
Modified coinsurance adjustment on reinsurance assumed	(118,556,247)	(142,665,330)	41,005,789,588
IMR adjustment on reinsurance ceded	—	—	69,971,617
Other expenses	39,303,474	(197,464,468)	(152,993,874)
Total benefits and expenses	544,979,377	562,098,778	40,255,861,986

Net gain from operations before federal income tax expense (benefit)	326,568,249	439,555,674	175,638,946
Federal income tax expense (benefit)	(21,186,059)	26,748,125	(294,390,300)
Net gain from operations	347,754,308	412,807,549	470,029,246

Net realized capital losses, after tax	(201,608,212)	(331,893,122)	(374,825,322)
Net income	$146,146,096	$80,914,427	$95,203,924

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	For the years ended December 31,
	2016	2015	2014

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding
Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	604,455,820	1,605,527,920	1,724,153,661
Capital return	(962,354)	(1,001,072,100)	(118,625,741)
Balance, end of year	603,493,466	604,455,820	1,605,527,920

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	252,083,454	315,634,232	356,288,911
Amortization and decreases of gain on inforce reinsurance	(29,246,313)	(63,550,778)	(40,654,679)
Balance, end of year	222,837,141	252,083,454	315,634,232

Unassigned funds
Balance, beginning of year	1,766,242,402	1,485,234,878	997,664,886

Net income	146,146,096	80,914,427	95,203,924
Change in net unrealized capital gains (losses) on investments, net of tax	39,967,504	102,292,375	183,246,494
Change in net unrealized foreign exchange capital gains	11,711,836	1,376,191	72,274,886
Change in net deferred income tax	(80,238,643)	122,153,376	(120,170,337)
Change in asset valuation reserve	21,541,042	4,838,272	(19,169,603)
Change in nonadmitted assets	(70,442,497)	(30,567,117)	276,184,628
Dividends to stockholders	(750,000,000)	—	—
Balance, end of year	1,084,927,740	1,766,242,402	1,485,234,878

Capital and surplus
Balance, end of year	$1,913,758,347	$2,625,281,676	$3,408,897,030

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,
	2016	2015	2014

Operating activities
Premiums and annuity considerations	$283,021,022	$310,103,532	$213,032,252
Net investment income	216,241,483	250,518,416	270,311,416
Reserve adjustments on reinsurance	(376,823,017)	(228,846,619)	(2,550,166,630)
Miscellaneous income	723,713,529	714,984,650	1,325,441,429
Total income	846,153,017	1,046,759,979	(741,381,533)

Benefits paid	4,581,667,641	5,979,381,730	7,687,606,724
Federal income tax payments (recoveries)	(362,056,372)	90,526,623	(3,253,985)
Net transfers from Separate Accounts	(4,011,134,849)	(5,303,728,406)	(7,994,301,390)
Other expenses	184,298,098	165,759,716	139,984,605
Total benefits and expenses	392,774,518	931,939,663	(169,964,046)
Net cash provided by (used for) operating activities	453,378,499	114,820,316	(571,417,487)

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,121,491,466	2,365,347,618	3,310,320,779
Common and preferred stocks	300,600,806	488,448,905	27,047,595
Mortgage loans	74,772,178	82,802,818	128,821,117
Derivatives and other	95,809,299	22,098,147	260,070,712
Total investment proceeds	2,592,673,749	2,958,697,488	3,726,260,203

Cost of investments acquired
Bonds	1,920,657,826	2,038,688,138	2,325,739,261
Common and preferred stocks	11,926,941	451,838,635	328,136,634
Mortgage loans	13,280,000	1,829,406	7,465,000
Real estate	—	—	1,985,128
Derivatives and other	168,856,082	228,276,612	282,240,093
Total investments acquired	2,114,720,849	2,720,632,791	2,945,566,116
Net increase (decrease) in contract loans	(1,526,220)	2,502,310	(2,313,898)
Net cash provided by investing activities	479,479,120	235,562,387	783,007,985

Financing and miscellaneous activities
(Return of) Paid-in of surplus	—	(1,000,000,000)	262,417,164
Dividends to stockholders	750,000,000	—	—
Other cash provided (used)	(51,161,984)	50,633,260	(381,312,055)
Net cash used for financing and miscellaneous activities	(801,161,984)	(949,366,740)	(118,894,891)

Net (decrease) increase in cash and short-term investments	131,695,635	(598,984,037)	92,695,607
Cash and short-term investments, beginning of year	566,901,490	1,165,885,527	1,073,189,920
Cash and short-term investments, end of year	$698,597,125	$566,901,490	$1,165,885,527

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	(54,930,983)	(83,294,060)	—
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	(54,930,983)	(83,294,060)	—
IMR adjustment on reinsurance ceded	—	—	(69,971,619)
Capital contribution from parent to settle intercompany balances related to stock compensation	962,354	1,072,101	(2,115,721)
Non-cash premiums for reinsurance recaptured or issued	—	—	(41,179,608,719)
Non-cash modco adjustment for reinsurance recaptured	—	—	41,179,608,719
Non-cash return of capital to parent paid-in surplus	—	—	383,158,626
Non-cash return of capital to parent bond proceeds	—	—	(383,158,626)
See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

1. Organization and Description of Business

Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life International Holding Company ("HLIHC"), which is a direct subsidiary of Hartford Life Insurance Company (“HLIC”). HLIC is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).

On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI sold its former subsidiary, HLIHC to its parent, HLIC, resulting in an immaterial realized loss. In addition, HLIC contributed its ownership interest in HLAI to HLIHC, and therefore HLIHC became HLAI's new parent company. These changes did not result in a material impact to HLAI's surplus or its results of operations.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by The Department. The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2016	2015	2014
Net income
1. HLAI state basis			$146,146,096	$80,914,427	$95,203,924
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(16,229,745)	(8,788,709)	17,206,071
			(16,229,745)	(8,788,709)	17,206,071
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$162,375,841	$89,703,136	$77,997,853
Surplus
5. HLAI state basis			$1,913,758,347	$2,625,281,676	$3,408,897,030
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	119,681,546	135,911,291	144,700,000
			119,681,546	135,911,291	144,700,000
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,794,076,801	$2,489,370,385	$3,264,197,030

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.40% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2016 and 2015, the Company had $4,143,023,889 and $6,043,071,722, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”) effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2016 and 2015 totaled $13,621,544 and $22,105,156, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2016 is presented below:

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$24,853,309	$—	$—	$24,853,309	0.09%
2. At book value less current surrender charge of 5% or more	14,884,784	—	—	14,884,784	0.05%
3. At fair value	—	—	25,060,386,579	25,060,386,579	86.68%
4. Total with market value adjustment or at fair value	39,738,093	—	25,060,386,579	25,100,124,672	86.82%
5. At book value without adjustment (minimal or no charge or adjustment)	2,137,837,340	—	—	2,137,837,340	7.39%
B. Not subject to discretionary withdrawal	1,301,498,624	—	372,831,796	1,674,330,420	5.79%
C. Total (gross)	3,479,074,057	—	25,433,218,375	28,912,292,432	100.00%
D. Reinsurance ceded	68,865	—	—	68,865
E. Total (net)	$3,479,005,192	$—	$25,433,218,375	$28,912,223,567

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,725,119,430
2. Exhibit 5, Supplementary Contract Section, Total (net)	7,303,970
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	746,581,792
4. Subtotal	3,479,005,192
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	25,433,218,375
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	25,433,218,375
12. Combined total	$28,912,223,567

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2016 and 2015.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $36,012,232 and $57,553,274 as of December 31, 2016 and 2015, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2016 and 2015 were $19,203,402, and $10,254,682, respectively. The net capital gains (losses) captured in the IMR, net of taxes, in 2016, 2015, and 2014 were $15,726,619, $(63,512,225) and $(93,764,541), respectively. In addition, an IMR adjustment of $(69,971,617) was included in the Company's Statement of Operations in 2014 as a result of the sale of the Japan variable and fixed annuity business. The amount of income (expense) amortized from the IMR net of taxes in 2016, 2015, and 2014 included in the Company’s Statements of Operations, was $6,777,899, $(49,059,968) and $(37,668,033), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $5,362,782, $7,826,222, and $3,447,482 for the years ended December 31, 2016, 2015 and 2014, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $1,144,086 and $5,990,918 for the years ended December 31, 2016 and 2015 and were immaterial for the year ended December 31, 2014. See additional information on OTTIs in section j of footnote 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2016, 2015 and 2014, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2016	2015	2014
Interest income from bonds and short-term investments	$188,967,631	$212,173,262	$242,958,358
Interest income from contract loans	24,306	(860,400)	(969,963)
Interest income from mortgage loans on real estate	22,867,735	27,636,257	28,512,983
Interest and dividends from other investments	2,463,691	9,425,680	2,421,947
Gross investment income	214,323,363	248,374,799	272,923,325
Less: investment expenses	9,038,310	10,442,667	12,020,367
Net investment income	$205,285,053	$237,932,132	$260,902,958

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2016	2015	2014
Gross unrealized capital gains	$173,957,790	$189,327,113	$341,537,427
Gross unrealized capital losses	(38,769,844)	(61,909,343)	(21,593,952)
Net unrealized capital gains	135,187,946	127,417,770	319,943,475
Balance, beginning of year	127,417,770	319,943,475	194,844,995
Change in net unrealized capital gains on bonds and
and short-term investments	$7,770,176	$(192,525,705)	$125,098,480

c. Components of Net Unrealized Capital Losses on Common and Preferred Stocks

	As of December 31,
	2016	2015	2014
Gross unrealized capital gains	$1,930,896	$3,883,408	$1,924,142
Gross unrealized capital losses	(2,700,950)	(23,475,228)	(16,939,864)
Net unrealized capital losses	(770,054)	(19,591,820)	(15,015,722)
Balance, beginning of year	(19,591,820)	(15,015,722)	(11,652,251)
Change in net unrealized capital losses on
common and preferred stocks	$18,821,766	$(4,576,098)	$(3,363,471)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2016	2015	2014
Bonds and short-term investments	$25,530,969	$(5,975,818)	$(56,301,415)
Common stocks - unaffiliated	(49,415,502)	(13,150,711)	(3,484,566)
Common stocks - affiliated	(2,280,967)	—	—
Mortgage loans on real estate	—	(16,111)	3,274,093
Derivatives	(70,832,408)	(384,873,378)	(425,884,685)
Other invested assets	(84,478,613)	2,791,047	(4,996,940)
Net realized capital losses	(181,476,521)	(401,224,971)	(487,393,513)
Capital loss tax expense (benefit)	4,405,072	(5,819,624)	(18,803,650)
Net realized capital losses, after tax	(185,881,593)	(395,405,347)	(468,589,863)
Less: amounts transferred to IMR	15,726,619	(63,512,225)	(93,764,541)
Net realized capital losses, after tax	$(201,608,212)	$(331,893,122)	$(374,825,322)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2016	2015	2014
Bonds and short-term investments
Sale proceeds	$1,761,151,435	$2,154,309,992	$2,594,305,896
Gross realized capital gains on sales	35,200,706	24,373,425	29,569,338
Gross realized capital losses on sales	(14,709,927)	(19,104,209)	(84,893,069)
Unaffiliated common and preferred stock
Sale proceeds	262,867,397	436,339,817	26,813,405
Gross realized capital gains on sales	15,970,430	12,848,976	828,056
Gross realized capital losses on sales	(64,241,845)	(20,611,631)	(4,165,576)

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2016 and 2015 are disclosed in the table presented below. During the years 2016 and 2015, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the year ended December 31, 2016 and 2015, the average fair value for derivatives held for other investment and/or risk management activities were $(3,537,318) and $(124,850,450), respectively. The Company did not have any unrealized gains or losses during 2016 and 2015 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2016			As of December 31, 2015
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$60,000	$78	$—	$95,000	$150	$—
Foreign currency swaps	7,490	58	303	—	—	—
Fixed payout annuity hedge	665,795	(262,855)	—	887,558	(356,513)	—
Fair value hedges
Interest rate swaps	—	—	—	22,870	96	—
Replication transactions
Credit default swaps	43,800	407	79	327,000	(5,771)	(3,931)
Other investment and/or Risk Management activities
Credit default swaps	8,793	(84)	(84)	11,240	1,916	1,916
Credit default swaps - offsetting	191,738	(7)	(7)	207,994	(27)	(27)
Foreign currency swaps and forwards	151,189	8,763	8,763	355,290	4,255	4,255
GMWB hedging derivatives	7,082,191	87,414	87,414	7,413,043	142,031	142,031
Equity index swaps and options	—	—	—	290,034	15,969	15,969
Interest rate swaps - offsetting	392,010	(18,651)	(18,651)	392,010	(11,067)	(11,067)
Macro hedge program	5,505,861	155,278	155,278	4,190,401	136,597	136,597
Total	$14,108,867	$(29,599)	$233,095	$14,192,440	$(72,364)	$285,743

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2016 and 2015 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Fair Value Hedges

Interest rate swaps: Interest rate swaps are used to hedge the changes in fair value of fixed rate maturity investments due to fluctuations in interest rates.

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains / (Losses)
By strategy	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Credit default swaps	$953	$867	$(178)
Credit default swaps - offsetting	(450)	(564)	(847)
Foreign currency swaps and forwards	(520)	—	(1,332)
GMWB hedging derivatives	(19,968)	(277,539)	(121,874)
Equity index swaps, options, and futures	57,712	3,006	—
Commodity options	—	(1,020)	—
Interest rate swaps and swaptions	947	(836)	(1)
Interest rate swaps - offsetting	9,548	—	(1)
Macro hedge program	(96,490)	(13,786)	(185,599)
International program hedging instruments	—	—	(65,998)
Total	$(48,268)	$(289,872)	$(375,830)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Commodity options: During 2015, the Company purchased put option contracts on West Texas Intermediate oil futures in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities, and therefore, these options were terminated at the end of 2015.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from Guaranteed Minimum Death Benefit ("GMDB") and GMWB obligations.

International program hedging instruments: The Company's international variable annuity hedge program hedged variable annuities that were offered in Japan and were reinsured from HLIKK. During 2014 this hedge program was terminated due to the sale of HLIKK. For further discussion on the sale, see Note 6 - Reinsurance.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2016
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$49,600	$279	$294	1 year	Corporate Credit/ Foreign Gov.	A+	$40,800	$(264)	$(264)
Basket credit default swaps [4]
Investment grade risk exposure	33,000	499	309	5 years	Corporate Credit	BBB+	—	—	—
Below investment grade	4,585	320	320	4 years	Corporate Credit	B	4,585	(321)	(321)
Investment grade risk exposure	52,484	(255)	(408)	1 year	CMBS Credit	AA+	50,484	142	142
Total	$139,669	$843	$515				$95,869	$(443)	$(443)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

As of December 31, 2015
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$41,800	$440	$435	2 years	Corporate Credit/ Foreign Gov.	A+	$40,800	$(506)	$(506)
Basket credit default swaps [4]
Investment grade risk exposure	160,000	869	1,380	5 years	Corporate Credit	BBB+	—	—	—
Investment grade risk exposure	229,197	(6,838)	(5,503)	6 years	CMBS Credit	AAA-	63,197	236	236
Credit linked notes
Investment grade risk exposure	50,000	49,065	49,980	1 year	Corporate Credit	A+	—	—	—
Total	$480,997	$43,536	$46,292				$103,997	$(270)	$(270)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Includes $90,069,000 and $389,197,000 as of December 31, 2016 and 2015, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2016, 2015, and 2014 the Company had no losses on derivative instruments due to counterparty nonperformance.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2016 and 2015, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and short-term investment pool, greater than 10% of the Company’s capital and surplus.

g. Bonds, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$465,080,828	$32,198,795	$(2,719,966)	$494,559,657
-Guaranteed and sponsored - asset-backed	581,469,250	9,875,118	(5,724,597)	585,619,771
States, municipalities and political subdivisions	80,798,916	7,956,662	(201,852)	88,553,726
International governments	70,782,078	1,339,847	(1,336,688)	70,785,237
All other corporate - excluding asset-backed	2,709,087,278	114,015,488	(19,467,991)	2,803,634,775
All other corporate - asset-backed	781,529,331	8,473,282	(9,317,416)	780,685,197
Hybrid securities	416,460	98,493	—	514,953
Short-term investments	346,727,725	105	(1,334)	346,726,496
Total bonds and short-term investments	$5,035,891,866	$173,957,790	$(38,769,844)	$5,171,079,812

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2016	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320
Total common stocks	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,557,817	$45,958	$—	$2,603,775
Total preferred stocks	$2,557,817	$45,958	$—	$2,603,775

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$468,157,060	$50,347,572	$(1,615,463)	$516,889,169
-Guaranteed and sponsored - asset-backed	529,632,781	16,259,294	(1,319,449)	544,572,626
States, municipalities and political subdivisions	79,150,187	6,637,538	(380,843)	85,406,882
International governments	91,243,603	1,115,493	(4,243,423)	88,115,673
All other corporate - excluding asset-backed	2,865,485,577	100,563,530	(46,901,215)	2,919,147,892
All other corporate - asset-backed	844,366,352	13,740,711	(7,448,950)	850,658,113
Hybrid securities	9,269,700	632,025	—	9,901,725
Short-term investments	282,825,867	30,950	—	282,856,817
Total bonds and short-term investments	$5,170,131,127	$189,327,113	$(61,909,343)	$5,297,548,897

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2015	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$343,995,735	$3,848,518	$(20,922,855)	$326,921,398
Common stocks - affiliated	40,014,377	—	(2,552,373)	37,462,004
Total common stocks	$384,010,112	$3,848,518	$(23,475,228)	$364,383,402

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,644,315	$34,890	$—	$2,679,205
Total preferred stocks	$2,644,315	$34,890	$—	$2,679,205

The statement value and estimated fair value of bonds and short-term investments at December 31, 2016 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$853,604,202	$859,263,183
Due after one year through five years	1,788,516,148	1,824,886,221
Due after five years through ten years	1,102,787,663	1,102,442,535
Due after ten years	1,218,725,515	1,312,229,535
No maturity date	72,258,338	72,258,338
Total	$5,035,891,866	$5,171,079,812

At December 31, 2016 and 2015, securities with a statement value of $3,981,108 and $3,994,399, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.03% and 3.39% for loans during 2016 and had one new mortgage loan on real estate with a lending rate of 3.47% during 2015. During 2016 and 2015, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2016 and 2015, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 74% and 75%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2016 and 2015, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2016 and 2015, there were impaired loans with a related allowance for credit losses of $169,387 and $173,060 with no interest income recognized during the period the loans were impaired.

i. Restructured Debt in which the Company is a Creditor

The Company had recorded investments in restructured loans of $0, $184,551 and $656,131, with realized capital losses related to these loans of $0, $914,375 and $166,985 respectively, as of December 31, 2016, 2015 and 2014.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized immaterial OTTIs for the years ended December 31, 2016, 2015 and 2014, respectively, on one state tax credit limited liability company (LLC). The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

In November 2016, the Company impaired the carrying value of its affiliated investment, Hartford Financial Service Corp (HFSC), to its current fair value, based on the length of time, the extent to which the value has been less than the cost and recent returns of capital further diminishing future prospects, resulting in a realized loss of $76 million offset by an unrealized gain of the same amount.

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

As of December 31, 2016 and 2015, the fair value of loaned securities was approximately $7,069,156 and $4,503,313, respectively, reported in Bonds. As of December 31, 2016 and 2015, the associated liability for cash collateral received was $7,369,862 and $4,680,498, respectively, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received $1,104,062 of securities collateral as of December 31, 2016 which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2016 and 2015, the securities acquired from the use of the collateral in connection with our securities lending program were money market mutual funds with amortized cost approximating fair value of $6,265,800 and $4,680,498, respectively. The Company did not have securities lending transactions that extend beyond one year from the reporting date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2016 and 2015, the Company had no outstanding repurchase agreements.

Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2016 and 2015, securities pledged of $299,680,663 and $323,674,925, respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $18,954,090 and $67,565,308, respectively, as of December 31, 2016 and 2015, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2016 and 2015, the Company accepted cash collateral associated with derivative instruments with a statement value of $294,569,146 and $311,806,014, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2016 and 2015 of $66,074,099 and $46,205,391, respectively, of which the Company has the ability to sell or repledge $55,798,989 and $46,205,391, respectively. As of December 31, 2016 and 2015, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2016 and 2015, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2016 and 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$91,139	$88,419	$(2,720)	$—	$—	$—	$91,139	$88,419	$(2,720)
-guaranteed & sponsored
-asset-backed	241,611	236,429	(5,182)	16,729	16,186	(543)	258,340	252,615	(5,725)
States, municipalities &
political subdivisions	4,372	4,170	(202)	—	—	—	4,372	4,170	(202)
International governments	30,897	29,807	(1,090)	1,721	1,474	(247)	32,618	31,281	(1,337)
All other corporate
including international	557,404	542,874	(14,530)	75,660	70,722	(4,938)	633,064	613,596	(19,468)
All other corporate- asset-backed	364,182	356,112	(8,070)	84,046	82,799	(1,247)	448,228	438,911	(9,317)
Short-term investments	2,852	2,851	(1)	—	—	—	2,852	2,851	(1)
Total fixed maturities	1,292,457	1,260,662	(31,795)	178,156	171,181	(6,975)	1,470,613	1,431,843	(38,770)
Common stock-unaffiliated	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total stocks	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total securities	$1,294,350	$1,262,555	$(31,795)	$204,962	$195,286	$(9,676)	$1,499,312	$1,457,841	$(41,471)

The following table presents amortized cost, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$173,383	$171,839	$(1,544)	$7,262	$7,191	$(71)	$180,645	$179,030	$(1,615)
-guaranteed & sponsored
-asset-backed	110,102	108,813	(1,289)	484	453	(31)	110,586	109,266	(1,320)
States, municipalities &
political subdivisions	20,932	20,551	(381)	—	—	—	20,932	20,551	(381)
International governments	47,538	44,786	(2,752)	9,296	7,805	(1,491)	56,834	52,591	(4,243)
All other corporate
including international	1,191,562	1,149,602	(41,960)	37,646	32,705	(4,941)	1,229,208	1,182,307	(46,901)
All other corporate- asset-backed	160,366	158,574	(1,792)	264,139	258,482	(5,657)	424,505	417,056	(7,449)
Total fixed maturities	1,703,883	1,654,165	(49,718)	318,827	306,636	(12,191)	2,022,710	1,960,801	(61,909)
Common stock-unaffiliated	232,028	217,984	(14,044)	41,794	34,915	(6,879)	273,822	252,899	(20,923)
Common stock-affiliated	—	—	—	40,014	37,462	(2,552)	40,014	37,462	(2,552)
Total stocks	232,028	217,984	(14,044)	81,808	72,377	(9,431)	313,836	290,361	(23,475)
Total securities	$1,935,911	$1,872,149	$(63,762)	$400,635	$379,013	$(21,622)	$2,336,546	$2,251,162	$(85,384)

As of December 31, 2015, The Company held 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. For 2016, see Note 1 Organization and Description of Business for additional information. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

As of December 31, 2016, fixed maturities, comprised of 598 securities, accounted for approximately 93% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the energy sector, U.S government agency securities, commercial mortgage-backed securities ("CMBS"), and collateralized debt obligations ("CDOs") which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2016, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2016 was primarily attributable to tighter credit spreads, partially offset by higher interest rates.

Most of the securities depressed for twelve months or more primarily relate to corporate securities concentrated in the energy sector, as well as structured securities with exposure to commercial real estate. Corporate securities within the energy sector are primarily depressed due to a lower level of oil prices. For certain commercial real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. As of December 31, 2016, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2016.

m. Loan-backed and Structured Securities OTTIs

For the year ended December 31, 2016, the Company did not recognize losses for OTTIs on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.
The following table summarizes OTTI recognized during 2016 for loan-backed securities held as of December 31, 2016 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj
			Carrying
			Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
46625Y	UM	3	$34,861	$31,871	$2,990	$31,871	$5,350	3/31/2016
07388N	AX	4	332,635	210,869	121,766	210,869	90,988	12/31/2016
20173Q	BC	4	133,631	129,478	4,153	129,478	990	12/31/2016
Total					$128,909

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

n. Structured Notes

The following tables summarize structured notes as of December 31, 2016 and 2015:

December 31, 2016
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
039483	BB	7	$8,385,689	$9,019,180	$8,353,719	NO
30711X	AA	2	506,780	510,946	506,780	YES
V25125	BD	2	1,057,861	996,320	1,059,051	NO
62718Q	AA	3	10,994,565	11,057,310	10,999,435	NO
785592	AD	8	2,559,011	2,657,313	2,557,721	NO
3137G0	AL	3	1,021,208	1,048,601	1,021,646	YES
3137G0	AX	7	217,504	223,141	217,935	YES
3137G0	EW	5	502,520	523,647	502,259	YES
3137G0	FT	1	1,434,891	1,474,306	1,435,653	YES
3137G0	FW	4	2,500,000	2,622,893	2,500,000	YES
3137G0	GT	0	2,464,634	2,536,137	2,464,661	YES
3137G0	HF	9	1,250,000	1,283,020	1,250,000	YES
Total			$32,894,663	$33,952,814	$32,868,860

December 31, 2015
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
03938L	AM	6	$1,396,846	$1,068,750	$1,346,643	NO
039483	BB	7	8,385,689	9,025,432	8,359,875	NO
30711X	AA	2	876,090	882,449	876,090	YES
V25125	BD	2	1,079,450	977,834	1,079,966	NO
37957T	AK	7	600,000	540,000	600,000	NO
580638	AB	0	924,834	932,800	911,888	NO
608190	AH	7	3,877,527	3,893,115	3,888,936	NO
62718Q	AA	3	10,994,565	11,333,267	10,997,742	NO
3137G0	AL	3	1,021,208	1,021,562	1,021,222	YES
3137G0	AX	7	245,684	245,705	245,695	YES
3137G0	EW	5	502,520	474,892	502,426	YES
3137G0	FW	4	2,500,000	2,410,425	2,500,000	YES
3137G0	GT	0	1,464,243	1,462,098	1,464,244	YES
3137G0	HF	9	1,250,000	1,249,060	1,250,000	YES
925369	AA	8	3,179,128	3,236,938	3,175,719	NO
Total			$38,297,784	$38,754,327	$38,220,446

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

o. 5* Securities

A 5* is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5* securities for the Company are immaterial.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2016
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$6,881	$6,881
	Common stocks - unaffiliated	42,821	—	—	42,821
	Total bonds and stocks	42,821	—	6,881	49,702
	Derivative assets
	Credit derivatives	—	1,105	—	1,105
	Interest rate derivatives	—	2,358	—	2,358
	Foreign exchange derivatives	—	9,066	—	9,066
	GMWB hedging instruments	—	66,755	81,033	147,788
	Macro hedge program	—	9,121	167,541	176,662
	Total derivative assets	—	88,405	248,574	336,979
	Separate Account assets [1]	29,866,541	—	—	29,866,541
	Total assets accounted for at fair value	$29,909,362	$88,405	$255,455	$30,253,222
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(1,117)	$—	$(1,117)
	Interest rate derivatives	—	(21,009)	—	(21,009)
	GMWB hedging instruments	—	(25,560)	(34,814)	(60,374)
	Macro hedge program	—	—	(21,384)	(21,384)
	Total liabilities accounted for at fair value	$—	$(47,686)	$(56,198)	$(103,884)

[1]	Excludes approximately $15.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

As of December 31, 2015
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$9	$9
	Common stocks - unaffiliated	326,919	—	2	326,921
	Total bonds and stocks	326,919	—	11	326,930
	Derivative assets
	Credit derivatives	—	4,224	—	4,224
	Interest rate derivatives	—	15,620	—	15,620
	Equity derivatives	—	15,969	—	15,969
	Foreign exchange derivatives	—	4,255	—	4,255
	GMWB hedging instruments	—	94,068	114,393	208,461
	Macro hedge program	—	—	169,182	169,182
	Total derivative assets	—	134,136	283,575	417,711
	Separate Account assets [1]	32,173,084	—	—	32,173,084
	Total assets accounted for at fair value	$32,500,003	$134,136	$283,586	$32,917,725
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(6,267)	$—	$(6,267)
	Interest rate derivatives	—	(26,687)	—	(26,687)
	GMWB hedging instruments	—	(36,676)	(29,753)	(66,429)
	Macro hedge program	—	—	(32,585)	(32,585)
	Total liabilities accounted for at fair value	$—	$(69,630)	$(62,338)	$(131,968)

[1]	Excludes approximately $17.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for bonds and 5% for equity securities and trade prices for both bonds and stocks that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

ABS, CDOs, CMBS and RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”), CDOs and RMBS primarily backed by sub-prime loans. Also included in level 3 are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.

Separate Account assets

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

As of December 31, 2016, the Company did not have any Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2015
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [1]	Maximum [1]	Weighted Average [2]	Impact of Increase in Input on Fair Value [3]
CMBS	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	116bps	138bps	137bps	Decrease

[1] Basis points (bps).
[2] The weighted average is determined based on the fair value of the securities.
[3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(Amounts in thousands)	December 31, 2016
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$18,933	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(31,017)	Option model	Equity volatility	20%	23%	Increase
Customized swaps	58,303	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options [2]	165,972	Option model	Equity volatility	17%	27%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

(Amounts in thousands)	December 31, 2015
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	36,810	Option model	Equity volatility	27%	29%	Increase
Equity variance swaps	(27,129)	Option model	Equity volatility	19%	21%	Increase
Customized swaps	74,959	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options [2]	169,101	Option model	Equity volatility	14%	28%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2016 and 2015, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2016 and 2015:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2016	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2016
Assets
All other corporate bonds	$—	$15,000	$—	$(4,504)	$—	$—	$(10,500)	$4	$—
All other corporate bonds – asset-backed	9	—	—	—	20	7,144	—	(292)	6,881
Common stocks - unaffiliated	2	—	—	—	(1)	—	(1)	—	—
Total bonds and stocks	11	15,000	—	(4,504)	19	7,144	(10,501)	(288)	6,881
Derivatives
Equity derivatives	—	—	—	—	(1,173)	1,173	—	—	—
GMWB hedging instruments	84,640	—	6,022	—	(44,443)	—	—	—	46,219
Macro hedge program	136,597	—	—	—	(28,073)	46,455	—	(8,822)	146,157
Total derivatives [3]	221,237	—	6,022	—	(73,689)	47,628	—	(8,822)	192,376
Total assets	$221,248	$15,000	$6,022	$(4,504)	$(73,670)	$54,772	$(10,501)	$(9,110)	$199,257

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2015	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2015
Assets
All other corporate bonds – asset-backed	$61	$41	$(255)	$(85)	$94	$256	$—	$(103)	$9
Common stocks - unaffiliated	190	—	—	32	1	—	(221)	—	2
Total bonds and stocks	251	41	(255)	(53)	95	256	(221)	(103)	11
Derivatives
Credit derivatives	(894)	—	3,224	20	—	(2,350)	—	—	—
Commodity derivatives	—	1,386	—	(551)	—	—	—	(835)	—
Equity derivatives	2,340	—	—	8,067	—	—	—	(10,407)	—
Interest rate derivatives	686	—	—	(364)	—	236	—	(558)	—
Foreign exchange derivatives	39	—	(39)	—	—	—	—	—	—
GMWB hedging instruments	124,999	—	—	(19,863)	—	—	—	(20,496)	84,640
Macro hedge program	140,574	—	—	(31,147)	—	27,170	—	—	136,597
Total derivatives [3]	267,744	1,386	3,185	(43,838)	—	25,056	—	(32,296)	221,237
Total assets	$267,995	$1,427	$2,930	$(43,891)	$95	$25,312	$(221)	$(32,399)	$221,248

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2016
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,171,080	$5,035,892	$238,111	$4,706,898	$226,071	$—
Preferred stocks - unaffiliated	2,604	2,558	—	2,604	—	—
Common stocks - unaffiliated	42,821	42,821	42,821	—	—	—
Mortgage loans on real estate	495,542	488,301	—	—	495,542	—
Derivative related assets	74,146	336,979	—	(174,427)	248,573	—
Contract loans	112,280	112,280	—	—	112,280	—
Surplus debentures	14,357	12,846	—	14,357	—	—
Low-income housing tax credits ("LIHTC")	704	704	—	—	704	—
Securities lending reinvested collateral assets	6,266	6,266	6,266	—	—	—
Separate Account assets [1]	29,866,541	29,866,541	29,866,541	—	—	—
Total assets	$35,786,341	$35,905,188	$30,153,739	$4,549,432	$1,083,170	$—
Liabilities
Liability for deposit-type contracts	$(746,582)	$(746,582)	$—	$—	$(746,582)	$—
Derivative related liabilities	(103,745)	(103,884)	—	(47,547)	(56,198)	—
Separate Account liabilities	(29,866,541)	(29,866,541)	(29,866,541)	—	—	—
Total liabilities	$(30,716,868)	$(30,717,007)	$(29,866,541)	$(47,547)	$(802,780)	$—

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

[1]	Excludes approximately $15.6 million, at December 31, 2016, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2015
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,297,549	$5,170,131	$73,096	$4,948,110	$276,343	$—
Preferred stocks - unaffiliated	2,679	2,644	—	2,679	—	—
Common stocks - unaffiliated	326,921	326,921	326,919	—	2	—
Mortgage loans on real estate	560,225	549,789	—	—	560,225	—
Derivative related assets	60,543	417,711	—	(223,031)	283,574	—
Contract loans	113,807	113,807	—	—	113,807	—
Surplus debentures	14,002	12,907	—	14,002	—	—
LIHTC	844	844	—	—	844	—
Securities lending reinvested collateral assets	4,680	4,680	4,680	—	—	—
Separate Account assets [1]	32,173,084	32,173,084	32,173,084	—	—	—
Total assets	$38,554,334	$38,772,518	$32,577,779	$4,741,760	$1,234,795	$—
Liabilities
Liability for deposit-type contracts	$(972,209)	$(972,209)	$—	$—	$(972,209)	$—
Derivative related liabilities	(132,907)	(131,968)	—	(70,570)	(62,337)	—
Separate Account liabilities	(32,174,839)	(32,174,839)	(32,174,839)	—	—	—
Total liabilities	$(33,279,955)	$(33,279,016)	$(32,174,839)	$(70,570)	$(1,034,546)	$—

[1]	Excludes approximately $17.2 million, at December 31, 2015, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2016 and 2015 the Company had no investments where it was not practicable to estimate fair value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

5. Income Taxes

A.	The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2016
			Ordinary	Capital	Total
	(a)	Gross DTA	$962,373,665	$6,847,726	$969,221,391
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	962,373,665	6,847,726	969,221,391
	(d)	Deferred tax assets nonadmitted	740,325,673	—	740,325,673
	(e)	Subtotal net admitted deferred tax assets	222,047,992	6,847,726	228,895,718
	(f)	Deferred tax liabilities	121,363,413	1,225,810	122,589,223
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$100,684,579	$5,621,916	$106,306,495

2				2016
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	100,684,579	5,621,916	106,306,495
		(1) DTAs expected to be realized after the balance sheet date	100,684,579	5,621,916	106,306,495
		(2) DTAs allowed per limitation threshold	XXX	XXX	271,117,778
	(c)	DTAs offset against DTLs	121,363,413	1,225,810	122,589,223
	(d)	DTAs admitted as a result of application of SSAP No. 101	$222,047,992	$6,847,726	$228,895,718

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,215%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,807,451,853

4			2016
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$962,373,665	$6,847,726
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$222,047,992	$6,847,726
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	47%	8%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2015
			Ordinary	Capital	Total
	(a)	Gross DTA	$1,039,330,187	$267,323,709	$1,306,653,896
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	1,039,330,187	267,323,709	1,306,653,896
	(d)	Deferred tax assets nonadmitted	403,333,664	264,486,490	667,820,154
	(e)	Subtotal net admitted deferred tax assets	635,996,523	2,837,219	638,833,742
	(f)	Deferred tax liabilities	405,342,402	—	405,342,402
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$230,654,121	$2,837,219	$233,491,340

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

2				2015
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	230,654,121	2,837,219	233,491,340
		(1) DTAs expected to be realized after the balance sheet date	230,654,121	2,837,219	233,491,340
		(2) DTAs allowed per limitation threshold	XXX	XXX	358,768,550
	(c)	DTAs offset against DTLs	405,342,402	0	405,342,402
	(d)	DTAs admitted as a result of application of SSAP No. 101	$635,996,523	$2,837,219	$638,833,742

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,784%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$2,391,790,336

4			2015
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$1,039,330,187	$267,323,709
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$635,996,523	$2,837,219
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	45%	2%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2016
			Ordinary	Capital	Total
	(a)	Gross DTA	$(76,956,522)	$(260,475,983)	$(337,432,505)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(76,956,522)	(260,475,983)	(337,432,505)
	(d)	Deferred tax assets nonadmitted	336,992,009	(264,486,490)	72,505,519
	(e)	Subtotal net admitted deferred tax assets	(413,948,531)	4,010,507	(409,938,024)
	(f)	Deferred tax liabilities	(283,978,989)	1,225,810	(282,753,179)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(129,969,542)	$2,784,697	$(127,184,845)

2			Change During 2016
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(129,969,542)	2,784,697	(127,184,845)
		(1) DTAs expected to be realized after the balance sheet date	(129,969,542)	2,784,697	(127,184,845)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(87,650,772)
	(c)	DTAs offset against DTLs	(283,978,989)	1,225,810	(282,753,179)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(413,948,531)	$4,010,507	$(409,938,024)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

3	(a)	Ratio % used to determine recovery period and threshold limitation	(569)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(584,338,483)

4			Change During 2016
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(76,956,522)	$(260,475,983)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(413,948,531)	$4,010,507
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	6%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2016	2015	Change
	(a)	Federal	$(21,186,059)	$26,747,635	$(47,933,694)
	(b)	Foreign	—	490	(490)
	(c)	Subtotal	(21,186,059)	26,748,125	(47,934,184)
	(d)	Federal income tax on net capital gains	4,405,072	(5,819,624)	10,224,696
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(16,780,987)	$20,928,501	$(37,709,488)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2016	2015	Change
	DTA: Ordinary
	Reserves	$44,234,336	$52,731,996	$(8,497,660)
	Tax deferred acquisition costs	70,818,973	73,930,746	(3,111,773)
	Employee benefits	6,372,679	11,369,418	(4,996,739)
	Bonds and other investments	—	290,088	(290,088)
	NOL/Min tax credit/Foreign tax credits	831,249,054	889,124,912	(57,875,858)
	Other	9,698,623	11,883,027	(2,184,404)
	Subtotal: DTA Ordinary	962,373,665	1,039,330,187	(76,956,522)
	Total adjusted gross ordinary DTA	962,373,665	1,039,330,187	(76,956,522)
	Nonadmitted ordinary DTA	740,325,673	403,333,664	336,992,009
	Admitted ordinary DTA	222,047,992	635,996,523	(413,948,531)
	DTA: Capital
	Bonds and other investments	6,847,726	267,323,709	(260,475,983)
	Subtotal: DTA Capital	6,847,726	267,323,709	(260,475,983)
	Total adjusted gross capital DTA	6,847,726	267,323,709	(260,475,983)
	Nonadmitted capital DTA	—	264,486,490	(264,486,490)
	Admitted capital DTA	6,847,726	2,837,219	4,010,507
	Total Admitted DTA	$228,895,718	$638,833,742	$(409,938,024)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

DTL: Ordinary
Bonds and other investments	$8,896,439	$306,772,356	$(297,875,917)
Deferred and uncollected	1,168,603	1,221,868	(53,265)
Reserves	42,517,287	62,409,123	(19,891,836)
Other	68,781,084	34,939,055	33,842,029
Gross DTL ordinary	121,363,413	405,342,402	(283,978,989)
DTL: Capital
Investment related	1,225,810	—	1,225,810
Gross DTL capital	1,225,810	—	1,225,810
Total DTL	122,589,223	405,342,402	(282,753,179)
Net adjusted DTA/(DTL)	$106,306,495	$233,491,340	$(127,184,845)
Adjust for the change in deferred tax on unrealized gains/losses			(26,809,947)
Adjust for the stock compensation transfer			1,250,629
Adjust for the change in nonadmitted deferred tax			72,505,519
Other adjustments			1
Adjusted change in net deferred Income Tax			$(80,238,643)

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2016	income	2015	income	2014	income
	Tax effect	$129,365,110	Tax effect	$101,842,924	Tax effect	$(217,990,004)
Statutory tax - 35%	$45,277,788	35.00%	$35,645,023	35.00%	$(76,296,501)	35.00%
Tax preferred investments	(43,690,668)	(33.77)%	(87,245,687)	(85.67)%	(66,000,000)	30.28%
Subsidiary value write down	27,300,293	21.10%	—	0.00%	—	—%
Interest maintenance reserve	3,132,052	2.42%	19,337,905	18.99%	(19,633,778)	9.01%
Amortization of inception gain	(10,236,210)	(7.91)%	(21,619,703)	(21.23)%	(26,758,068)	12.27%
IRS Audit adjustments	38,226,226	29.54%	—	0.00%	—	—%
VA Hedge Reclass	6,712,342	5.19%	(44,333,658)	(43.53)%	—	—%
All other	(3,264,167)	(2.52)%	(3,008,755)	(2.95)%	(4,335,266)	1.99%
Total statutory income tax	63,457,656	49.05%	(101,224,875)	(99.39)%	(193,023,613)	88.55%
Federal and foreign income taxes incurred	(16,780,987)	(12.97)%	20,928,501	20.55%	(313,193,950)	143.68%
Change in net deferred income taxes	80,238,643	62.02%	(122,153,376)	(119.94)%	120,170,337	(55.13)%
Total statutory income tax	$63,457,656	49.05%	$(101,224,875)	(99.39)%	$(193,023,613)	88.55%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2016, the Company had $1,829,093,872 of net operating loss carryforwards which expire between 2023 and 2029, $166,168,548 of AMT credit carryforwards, and $24,897,651 of foreign tax credit carryforwards which expire between 2020 and 2024.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2016	—
2015	—
2014	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

F.	Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within The Hartford’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)	Hartford Lloyd's Corporation
Hartford Holdings, Inc.	1stAgChoice, Inc.
Nutmeg Insurance Company	Access CoverageCorp, Inc.
Heritage Holdings, Inc.	Access CoverageCorp Technologies, Inc.
Hartford Fire Insurance Company	Hartford Casualty General Agency, Inc.
Hartford Accident and Indemnity Company	Hartford Fire General Agency, Inc.
Hartford Casualty Insurance Company	Hartford Strategic Investments LLC
Hartford Underwriters Insurance Company	Hartford Underwriters General Agency, Inc.
Twin City Fire Insurance Company	Hartford of Texas General Agency, Inc.
Pacific Insurance Company, Limited	Northern Homelands Company
Trumbull Insurance Company	Maxum Indemnity Company
Hartford Insurance Company of Illinois	Maxum Casualty Insurance Company
Hartford Insurance Company of the Midwest	Maxum Specialty Services Corporation
Hartford Insurance Company of the Southeast	Hartford Life, Inc.
Hartford Lloyd's Insurance Company	Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford	HIMCO Distribution Services Company
Sentinel Insurance Company, Ltd.	Hartford-Comprehensive Employee Benefit Service Co.
First State Insurance Company	Hartford Securities Distribution Company, Inc.
New England Insurance Company	The Evergreen Group, Incorporated
New England Reinsurance Corporation	Hartford Administrative Services Company
Fencourt Reinsurance Company, Ltd.	Hartford Life, LTD.
Heritage Reinsurance Company, Ltd.	Hartford Funds Management Group, Inc.
New Ocean Insurance Co., Ltd.	Hartford Life International Holding Company
Hartford Investment Management Co.	Hartford Group Benefits Holding Company
HRA Brokerage Services. Inc.	Hartford Life Insurance Company
Hartford Integrated Technologies, Inc.	Hartford Life and Annuity Insurance Company
Business Management Group, Inc.	Hartford International Life Reassurance Corp.
Nutmeg Insurance Agency, Inc.	American Maturity Life Insurance Company

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly, at which time intercompany tax balances are settled. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $8,148,797 and $48,441,360 respectively, as of December 31, 2016 and $12,358,106 and $44,479,130 respectively, as of December 31, 2015.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2016	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,737,668,338	$1,009,814,809	$(11,124,064,437)	$3,623,418,710
Liability for deposit-type contracts	31,932,206	714,653,231	(3,645)	746,581,792
Policy and contract claim liabilities	144,070,692	20,007,238	(142,964,875)	21,113,055
Premium and annuity considerations	1,248,178,977	109,299,565	(1,074,130,692)	283,347,850
Death, annuity, disability and other benefits	921,467,688	106,615,608	(764,521,986)	263,561,310
Surrenders and other fund withdrawals	4,383,813,770	184,833,390	(443,569,567)	4,125,077,593

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

2015	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,096,202,774	$1,032,533,433	$(10,423,928,459)	$3,704,807,748
Liability for deposit-type contracts	37,351,852	934,859,443	(1,817)	972,209,478
Policy and contract claim liabilities	173,742,873	19,580,979	(172,841,525)	20,482,327
Premium and annuity considerations	1,358,118,477	108,221,449	(1,153,228,469)	313,111,457
Death, annuity, disability and other benefits	990,762,200	267,631,533	(837,201,360)	421,192,373
Surrenders and other fund withdrawals	5,789,852,802	186,423,521	(424,779,950)	5,551,496,373

2014	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$12,401,106,393	$1,048,607,747	$(9,577,895,699)	$3,871,818,441
Liability for deposit-type contracts	40,757,800	1,152,058,189	(20,468,091)	1,172,347,898
Policy and contract claim liabilities	107,460,386	18,933,697	(107,290,179)	19,103,904
Premium and annuity considerations	1,788,988,738	(73,107,311)	39,676,872,085	41,392,753,512
Death, annuity, disability and other benefits	801,686,972	293,031,891	(663,455,070)	431,263,793
Surrenders and other fund withdrawals	8,767,621,374	210,257,704	(2,632,097,533)	6,345,781,545

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to us, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2016, the Company has one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. This concentration, which is actively monitored, is as follows: reserve credits totaling $11.0 billion for Prudential offset by $7.6 billion of market value of assets held in trust, for a net exposure of $3.4 billion. As of December 31, 2015, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $10.3 billion for Prudential offset by $7.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $119.7 million in 2016, a decrease of $16.2 million from the 2015 balance of $135.9 million. The total amount of reinsurance credits taken for this agreement was $184.1 million in 2016, a decrease of $24.9 million from the 2015 balance of $209.0 million.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $29.2 million, $63.6 million and $40.7 million for 2016, 2015 and 2014, respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

b. Reinsurance Assumed from Affiliates

On June 30, 2014, HLIC’s parent, HLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLIC by terminating intercompany agreements. As a result, the Company recognized a reduction in surplus of approximately $165 million, including an after-tax loss of approximately $323 million, which includes the impacts of unwinding hedging derivatives related to the recaptured risks.

Upon closing, the Buyer is responsible for all liabilities for the recaptured business. The Company continues to provide reinsurance to the Buyer for approximately $0.7 billion of fixed payout annuities, as of December 31, 2016, related to the “3Win” product formerly written by HLIKK.

Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2016, 2015 and 2014.

The Company entered into a funding agreement with HLIC in 2009 to fund required payouts under this agreement; however the funding agreement was terminated in 2014 as a result of the sale of HLIKK.

Prior to the sale, the Company had the following reinsurance agreements with HLIKK. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list described the reinsurance agreements with HLIKK:

•
The Company assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $0, $0 and $(187,673,983) for the years ended December 31, 2016, 2015 and 2014, respectively.

•
The Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2016, 2015 and 2014.

•
The Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2016, 2015 and 2014.

c. Reinsurance Ceded to Affiliates

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate White River Life Reinsurance Company ("WRR") effective April 1, 2014. As a result the Company received a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassumed $281 million in aggregate reserves for annuity contracts; WRR returned the funds withheld totaling $281 million to the Company; and the Company paid a recapture fee of $0 to WRR. In addition, the Company received a capital contribution of $1.022 billion from its parent HLIC in support of the business recaptured.

The Company had a Modco and coinsurance with funds withheld reinsurance agreement (“WRR Agreement”) with WRR, an affiliated captive insurance company unauthorized in the State of Connecticut. The Company ceded to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; and GMAB, GMIB riders and GMDB risks assumed by the Company from
HLIKK.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the balance sheet of the Company in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

In connection with the WRR Agreement, the Company reported paid premiums of $0 for December 31, 2016 and 2015, respectively, and $(41,015,622,260) for the year ended December 31, 2014.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2016 and 2015, the Company reported $199,732 and $0, respectively, as receivables from and $5,659,200 and $22,991,721, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

The Company participates in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2016 and 2015.

On June 16, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $250,000,000 from HLAI to HLIHC. HLAI paid the dividend on July 15, 2016.

On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from HLAI to HLIC. HLAI paid the dividend on January 29, 2016.

On June 29, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to Hartford Life, Inc. ("HLI"). HLAI and HLIC paid these returns of capital on July 15, 2015.

On January 9, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on January 30, 2015.

On July 8, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC, and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on July 15, 2014. See additional information in Note 6 regarding capital contributions.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company (“HLA”). HLAI and HLIC paid these returns of capital on February 27, 2014. contributions.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

The Hartford maintains The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covers substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintains non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the “Pension Plans."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.

For the years ended December 31, 2016, 2015 and 2014, the Company incurred expenses related to the Pension Plans of $4,740,669, $4,778,327 and $5,780,928, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2016, 2015 and 2014.

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions (excluding the non-elective contributions) with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The cost allocated to the Company for the years ended December 31, 2016, 2015, and 2014 was $1,863,183, $1,663,096 and $2,334,909, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provide for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2016, 2015, and 2014.

9. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $750,000,000 in 2016, and no dividends were paid in 2015 and 2014. For returns of capital, see Note 7. With respect to dividends to its parent HLIHC, the Company’s dividend limitation under the holding company laws of Connecticut is $347,754,309 in 2017. See Note 12 Subsequent Events.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2016	2015
Unrealized capital losses, gross of tax	$(107,705,057)	$132,572,545
Nonadmitted asset values	752,945,336	682,502,840
Asset valuation reserve	36,012,232	57,553,274

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

10. Separate Accounts

The Company maintained Separate Account assets totaling $29,882,167,087 and $32,190,324,610 as of December 31, 2016 and 2015, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2016 and 2015, the Company’s Separate Account statement included legally insulated assets of $29,882,167,087 and $32,190,324,610, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $620,498,300, $710,679,585 and $813,720,444 for the years ended December 31, 2016, 2015 and 2014, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2016 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2016	$—	$—	$—	$428,564,804	$428,564,804
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$29,735,009,565	$29,735,009,565
Amortized cost					—
Total reserves	$—	$—	$—	$29,735,009,565	$29,735,009,565
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	29,362,177,768	29,362,177,768
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	29,362,177,768	29,362,177,768
Not subject to discretionary withdrawal	—	—	—	372,831,797	372,831,797
Total	$—	$—	$—	$29,735,009,565	$29,735,009,565

Below is a reconciliation of net transfers from Separate Accounts as of December 31,

	December 31, 2016	December 31, 2015	December 31, 2014
Transfer to Separate Accounts	$428,564,804	$493,301,666	$665,027,557
Transfer from Separate Accounts	4,436,510,790	5,673,300,519	8,473,206,078
Net Transfer from Separate Accounts	(4,007,945,986)	(5,179,998,853)	(7,808,178,521)
Internal exchanges and other Separate Account activity	54,158,782	(29,214,533)	(17,801,650)
Transfer from Separate Accounts on the Statements of Operations	$(3,953,787,204)	$(5,209,213,386)	$(7,825,980,171)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

11. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2016, 2015, and 2014. The Company has a guaranty fund receivable of $637,238 and $3,771,126 as of December 31, 2016 and 2015, respectively.

c. Leases

As discussed in Note 7, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $786,827, $6,380,352 and $4,789,032 in 2016, 2015, and 2014, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

d. Tax Matters

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2012. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $43,690,668, $87,245,687, and $68,270,923 related to the Separate Account DRD for the years ended December 31, 2016, 2015, and 2014, respectively.

e. Funding Obligations

At December 31, 2016, the Company has outstanding commitments totaling $15,293,820 of which $849,920 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $14,443,900 is related to various funding obligations associated with private placement securities.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

12. Subsequent Events

On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from HLAI to HLIHC. HLAI paid the dividend on January 30, 2017.

The Company has evaluated events subsequent to December 31, 2016, through April 7, 2017, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(3)	(b) Form of Dealer Agreement.(3)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(1)
	(4)	(b) The Hartford's Principal First (8)
	(4)	(c) Optional Death Benefit Enhancement Rider (8)
	(4)	(d) Amendatory Rider - Annuity Commencement Date Deferral Option (9)
	(5)	Form of Application.(1)
	(6)	(a) Certificate of Incorporation of Hartford.(4)
	(6)	(b) Amended and Restated Bylaws of Hartford.(7)
	(7)	Form of Reinsurance Agreement.(2)
	(8)	(a) Form of Participation Agreement.(5)
(b) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993.
(c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed on September 17, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 333-148565, filed on May 3, 2010.

(7) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

(8) Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement File No. 333-69485, filed on April 23, 2012.

(9) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-34998, filed on December 1, 2015.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 333-176150, filed on April 20, 2017.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2017, there were 8,537 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Senior Vice President, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on April 20, 2017.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chairman of the Board		Attorney-in-Fact

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	April 20, 2017

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney